    As filed with the Securities and Exchange Commission on April 22, 2014



                                                             File Nos. 333-50540

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 34


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 252


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company


                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                      MetLife Investors Insurance Company


                                      c/o

                        11225 North Community House Road

                              Charlotte, NC 28277


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:

                                W. Thomas Conner


                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                           Washington, DC 20005-3373



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on April 28, 2014 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below.







MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS
                                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider
         Charge......................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
       Withdrawal Charge................ 39
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 40
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42
     Fixed Annuity Payments............. 43


6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44
     Suspension of Payments or
       Transfers........................ 45
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders.. 45
     Guaranteed Income Benefits......... 46
     Description of GMIB Plus II........ 47
     Description of GMIB Plus I......... 52
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
       Withdrawal Guarantee II.......... 57
     Description of the Lifetime
       Withdrawal Guarantee I........... 64
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 65
     Description of the Guaranteed
       Withdrawal Benefit I............. 69
     Guaranteed Minimum Accumulation
       Benefit.......................... 70
8. PERFORMANCE.......................... 72
9. DEATH BENEFIT........................ 73
     Upon Your Death.................... 73
     Standard Death Benefit - Principal
       Protection....................... 74
     Optional Death Benefit - Annual
       Step-Up.......................... 74
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 75
     Optional Death Benefit -
       Compounded-Plus.................. 78
     Additional Death Benefit -
       Earnings Preservation Benefit.... 78
     General Death Benefit Provisions... 79
     Spousal Continuation............... 80
     Death of the Annuitant............. 80
     Controlled Payout.................. 80
10. FEDERAL INCOME TAX STATUS........... 80
     Non-Qualified Contracts............ 81
     Qualified Contracts................ 84
11. OTHER INFORMATION................... 91
     MetLife Investors.................. 91
     The Separate Account............... 91
     Distributor........................ 92
     Selling Firms...................... 93
     Requests and Elections............. 94
     Ownership.......................... 95
     Legal Proceedings.................. 96
     Financial Statements............... 96

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  97
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 59 and 66
Annuitant................................................................ 96
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 41
Beneficiary.............................................................. 96
Benefit Base............................................................. 65
Business Day............................................................. 19
Contract Year............................................................ 19
Death Benefit Base....................................................... 75
Fixed Account............................................................ 17
Good Order............................................................... 95
Guaranteed Accumulation Amount........................................... 71
Guaranteed Withdrawal Amount............................................. 67
GWB Withdrawal Rate...................................................... 66
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 96
Owner.................................................................... 95
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 91
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------



































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge          1.50%
  GMIB Plus II - current charge          1.00%

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.25%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit - current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I - maximum     1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) - current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) - current charge

   -----------------------------------------------------------------------------




Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----
Total Annual Portfolio Expenses          0.52%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)




--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset Plus Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.03%      0.00%      0.99%          -          0.99%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%         0.69%
 JPMorgan Global Active Allocation         0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -          1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -          0.92%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.25%          0.05%      0.00%      0.95%       0.04%         0.91%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.02%         0.99%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Frontier Mid Cap Growth Portfolio         0.72%        0.25%          0.03%      0.00%      1.00%       0.01%         0.99%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.02%      0.00%      1.08%          -          1.08%
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.02%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%         0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.11%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -          1.02%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -          1.03%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -          1.05%
  Allocation Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND -
 ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,392      (a)$2,654      (a)$3,948      (a)$7,528
    minimum       (b)$1,254      (b)$2,258      (b)$3,319      (b)$6,444


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$692      (a)$2,114      (a)$3,588      (a)$7,528
    minimum       (b)$554      (b)$1,718      (b)$2,959      (b)$6,444


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,062      (a)$1,794      (a)$3,717
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o    We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o    a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio,
     MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg.
     TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o    UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o    UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o    UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)

The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio



Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.



ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2)   multiplying it by one minus the Separate Account product charges
     (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio


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     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of



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investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
   (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the



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proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO



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NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY
TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire



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omnibus order is rejected due to the frequent transfers of a single contract
Owner). You should read the Investment Portfolio prospectuses for more details.




RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will



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consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA



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or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
        Earnings Preservation Benefit      0.25%


*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the

GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.



If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


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3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues



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


to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first



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


Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


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


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



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


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.




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


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the GMIB Plus II rider charge to a rate that


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


     does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the

120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



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


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



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


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB



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


     Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and
     (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio



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



     (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio




    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio


    (v)    the SSgA Growth and Income ETF Portfolio


    (w)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


     a.    the annual increase rate is 5% per year through the


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          contract anniversary on or following the Owner's 85th birthday and 0%
          thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)  There is no Guaranteed Principal Option.


(4)  There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be



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


    set equal to the dollar amount of total withdrawals in that Contract Year.



(2)  The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to



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


withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value.



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


We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the



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Automatic Annual Step-Up, you must notify us in accordance with our
Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit



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     payment will be set equal to a 6% Withdrawal Rate multiplied by the Total
     Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY
    LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum



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distribution amount will be treated as Excess Withdrawals if they exceed your
Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED
                                             ----
MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of



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poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death



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benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.



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(3)  If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal



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Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio




    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio


    (v)    the SSgA Growth and Income ETF Portfolio


    (w)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


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o    Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o   Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
    Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS



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INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER
SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed



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


Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)  the date you make a full withdrawal of your Account Value;


(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)  the effective date of cancellation of the rider; or


(7)  the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than



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


$500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions;



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(2) the GWB I rider charge continues even if your Benefit Base equals zero; (3)
you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.



If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:





                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years





    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg.
TM) Moderate Allocation Portfolio of Met Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.




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


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient



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


Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the



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


deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is



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increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)   a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least



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30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)   Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the



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     death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


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


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available



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


under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other




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transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:




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



(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).




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EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have




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commenced, you may not be able to make transfer withdrawals to another
Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the




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applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.




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If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise




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of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your




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tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet




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the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.




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CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a




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distribution from the transferor plan for U.S. income tax purposes because a
Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of



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Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM)



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Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth
Allocation Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities) and New England Securities Corporation. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options),




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training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that



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day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



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The Owner is as designated at the time the contract is issued, unless changed.
Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements


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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963           38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923           79,612.9892
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008575          7.016504        1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971        3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447        3,742,922.6309
  01/01/2012    to  12/31/2012        9.580447         10.735389        3,618,987.5090
  01/01/2013    to  12/31/2013       10.735389         12.560555        3,403,675.0098
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998575          6.364205        1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381        4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345        4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103        4,408,752.1101
  01/01/2012    to  12/31/2012        8.870103         10.169637        4,164,806.2926
  01/01/2013    to  12/31/2013       10.169637         12.558744        3,548,921.6002
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988576          5.763664          266,254.6293
  01/01/2009    to  12/31/2009        5.763664          7.901709        1,118,936.3200
  01/01/2010    to  12/31/2010        7.901709          9.229087          681,950.4277
  01/01/2011    to  12/31/2011        9.229087          8.690929          642,255.2879
  01/01/2012    to  12/31/2012        8.690929         10.071748          557,309.6489
  01/01/2013    to  12/31/2013       10.071748         12.902859          511,625.3205
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018575          7.690677         632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447       1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530       1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728       1,908,835.0320
  01/01/2012    to  12/31/2012       10.050728         10.995520       1,807,420.5064
  01/01/2013    to  12/31/2013       10.995520         12.320964       1,656,785.9672
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464          85,875.1020
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536         210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860         455,726.0765
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.010615         12.733893           4,644.3595
  01/01/2009    to  12/31/2009       12.733893         18.432949         126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711         153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670          75,345.9362
  01/01/2012    to  12/31/2012       21.280670         24.479242          93,020.2725
  01/01/2013    to  12/31/2013       24.479242         26.418292          97,736.2083
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         12.842253          65,680.1666
  01/01/2005    to  12/31/2005       12.842253         14.361086         221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582         145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355         142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799         140,017.1389
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.717278          7.189929         318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542         185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951         289,589.7952
============   ==== ==========      ==========        ==========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247456         10.627269               0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916          20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877          22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552          31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860          52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722          88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968               0.0000
============   ==== ==========      ==========        ==========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      155.513964        160.035224             328.4195
  01/01/2011    to  12/31/2011      160.035224        146.053290             309.5836
  01/01/2012    to  12/31/2012      146.053290        176.615267           3,628.7479
  01/01/2013    to  12/31/2013      176.615267        224.517975           8,314.4105
============   ==== ==========      ==========        ==========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.979835          82,643.9004
  01/01/2005    to  12/31/2005       11.979835         13.308023         109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948         107,157.0510
  01/01/2007    to  12/31/2007       15.197948         15.465093          99,419.1581
  01/01/2008    to  12/31/2008       15.465093          9.757880          91,362.8861
  01/01/2009    to  12/31/2009        9.757880         12.743199          83,013.9100
  01/01/2010    to  12/31/2010       12.743199         15.626784          65,999.7393
  01/01/2011    to  12/31/2011       15.626784         14.454596          68,293.2644
  01/01/2012    to  12/31/2012       14.454596         16.851844          61,174.8283
  01/01/2013    to  12/31/2013       16.851844         22.065390          69,612.1547
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.763336         13.994100         282,617.7601
  01/01/2005    to  12/31/2005       13.994100         15.780483         254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036         254,524.7291
  01/01/2007    to  12/31/2007       20.071036         19.588813         238,219.6437
  01/01/2008    to  12/31/2008       19.588813         11.429986         247,935.4415
  01/01/2009    to  12/31/2009       11.429986         17.494711         246,404.8500
  01/01/2010    to  12/31/2010       17.494711         20.104387         221,872.1784
  01/01/2011    to  12/31/2011       20.104387         17.016156         189,393.9760
  01/01/2012    to  12/31/2012       17.016156         21.708384         194,027.8649
  01/01/2013    to  12/31/2013       21.708384         27.961401         246,260.0657
============   ==== ==========       =========         =========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710       1,970,136.2397
  01/01/2013    to  12/31/2013        1.048710          1.054430       1,436,191.3463
============   ==== ==========       =========         =========       ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115         591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268         551,040.8352
============   ==== ==========       =========         =========       ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283         498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355         484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885         457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934         413,436.2833
  01/01/2012    to  12/31/2012       24.690934         27.952215         338,253.9549
  01/01/2013    to  12/31/2013       27.952215         35.952829         277,223.5128
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.610242         12.197049         181,197.2843
  01/01/2005    to  12/31/2005       12.197049         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464         169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867         116,546.6526
  01/01/2012    to  12/31/2012       15.648867         18.261621         113,404.8567
  01/01/2013    to  12/31/2013       18.261621         25.267876         109,595.7357
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.289575         10.746382         217,743.2733
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038574          8.958531         102,715.0448
  01/01/2009    to  12/31/2009        8.958531          9.914745         237,540.3800
  01/01/2010    to  12/31/2010        9.914745         10.383763         241,178.5414
  01/01/2011    to  12/31/2011       10.383763         10.843343         232,725.6033
  01/01/2012    to  12/31/2012       10.843343         11.228709         214,600.0134
  01/01/2013    to  04/26/2013       11.228709         11.199946               0.0000
============   ==== ==========       =========         =========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758         190,883.9505
  01/01/2013    to  12/31/2013        1.050758          1.151141         376,549.3488
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428               0.0000
  01/01/2007    to  12/31/2007       10.346428         13.056584           4,649.3586
  01/01/2008    to  12/31/2008       13.056584          7.827887          45,409.4605
  01/01/2009    to  12/31/2009        7.827887         10.880671          58,121.0600
  01/01/2010    to  12/31/2010       10.880671         13.104428         326,600.9991
  01/01/2011    to  12/31/2011       13.104428         12.743706          65,011.6613
  01/01/2012    to  12/31/2012       12.743706         14.707991         110,428.5838
  01/01/2013    to  12/31/2013       14.707991         17.004709          83,145.8011
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.114631         17.204948         322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958         733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397         713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893         703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614         632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702         612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434         587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741         519,164.0967
  01/01/2012    to  12/31/2012       24.357741         27.154250         463,516.9708
  01/01/2013    to  12/31/2013       27.154250         28.942193         334,692.1121
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998219         10.229633          10,912.5312
  01/01/2011    to  12/31/2011       10.229633         10.300527          68,414.7160
  01/01/2012    to  12/31/2012       10.300527         10.912106          75,868.0673
  01/01/2013    to  12/31/2013       10.912106         11.184364          72,186.9647
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621          34,235.0737
  01/01/2012    to  12/31/2012        9.773621         10.070996         130,255.8768
  01/01/2013    to  12/31/2013       10.070996         10.056309         183,163.3666
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.727655          7.945595          51,635.2834
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998575         10.904481           8,194.6400
  01/01/2010    to  12/31/2010       10.904481         12.221348          27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913          30,025.0902
  01/01/2012    to  12/31/2012       12.023913         13.563466          29,838.4637
  01/01/2013    to  12/31/2013       13.563466         13.527178          28,861.1622
============   ==== ==========       =========         =========         ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770         137,857.5184
  01/01/2013    to  12/31/2013       10.482770         11.833440         298,480.6318
============   ==== ==========       =========         =========         ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318          42,964.4413
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576         2,835.6493
  01/01/2007    to  12/31/2007       10.485576         14.139404        11,313.7846
  01/01/2008    to  12/31/2008       14.139404          6.206168       212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730       500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893       734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634       357,684.4013
  01/01/2012    to  12/31/2012       10.137634         11.896795       365,129.7129
  01/01/2013    to  12/31/2013       11.896795         11.158201       446,124.9504
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.497588         11.208267       444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629       432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813       413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221       432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173       453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600       418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148       381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762       331,160.6856
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.442908         11.236502       353,686.1928
  01/01/2005    to  12/31/2005       11.236502         11.245632       254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728       256,083.2801
  01/01/2007    to  12/31/2007       11.143728         12.186705       236,762.8367
  01/01/2008    to  12/31/2008       12.186705         11.200179       236,684.3964
  01/01/2009    to  12/31/2009       11.200179         13.050909       354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186       468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028       498,093.5271
  01/01/2012    to  12/31/2012       15.230028         16.405011       502,546.6561
  01/01/2013    to  12/31/2013       16.405011         14.691194       463,377.5753
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.687477         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822       3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861       2,480,474.9718
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680          76,202.9300
  01/01/2010    to  12/31/2010       16.688680         19.097595          65,073.8798
  01/01/2011    to  12/31/2011       19.097595         17.932990          55,534.2858
  01/01/2012    to  12/31/2012       17.932990         19.536993          52,280.1676
  01/01/2013    to  12/31/2013       19.536993         25.593388          39,506.1882
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       24.171167         25.405794             446.2357
  01/01/2011    to  12/31/2011       25.405794         25.945508          10,849.3749
  01/01/2012    to  12/31/2012       25.945508         28.542174          23,191.3929
  01/01/2013    to  12/31/2013       28.542174         28.571028          38,499.4028
============   ==== ==========       =========         =========       ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512          14,714.9789
  01/01/2013    to  12/31/2013       10.957512         10.327163          23,172.5086
============   ==== ==========       =========         =========       ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741           6,487.8784
============   ==== ==========       =========         =========       ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883         864,213.2742
  01/01/2013    to  12/31/2013        1.068883          1.161756       2,515,162.8295
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158       2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545       3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313       3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944       3,262,408.5909
  01/01/2012    to  12/31/2012       11.715944         13.049283       3,064,343.5324
  01/01/2013    to  12/31/2013       13.049283         14.546415       2,761,173.7369
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723         1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366         1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254         1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433         1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139         1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865         1,265,991.1343
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.114082         47.937816           319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372           506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355           514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221           457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630           428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476           429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240           411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866           360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674           317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697           268,672.1838
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.128422          7.127233           469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495         1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316         1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864           619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734           633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729           984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395           937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499           556,215.8988
  01/01/2012    to  12/31/2012       10.253499         11.505166           495,214.1034
  01/01/2013    to  12/31/2013       11.505166         15.510711           496,759.3974
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.488494         14.345408           239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461           290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325           297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670           253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897           246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789           269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935           440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084           207,475.3833
  01/01/2012    to  12/31/2012       16.069084         18.713333           206,209.7128
  01/01/2013    to  12/31/2013       18.713333         24.465258           234,320.1558
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.296585         14.601457         201,491.0416
============   ==== ==========       =========         =========       ==============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088572          6.059120         130,383.0723
  01/01/2009    to  12/31/2009        6.059120          8.526167         288,323.3200
  01/01/2010    to  12/31/2010        8.526167          8.996195         320,177.4014
  01/01/2011    to  12/31/2011        8.996195          7.611678         319,026.9482
  01/01/2012    to  12/31/2012        7.611678          8.823283         325,271.3533
  01/01/2013    to  04/26/2013        8.823283          9.153894               0.0000
============   ==== ==========       =========         =========       ==============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.569022         15.090255           3,015.0700
  01/01/2010    to  12/31/2010       15.090255         15.737050           9,840.3362
  01/01/2011    to  12/31/2011       15.737050         16.645052          10,146.9500
  01/01/2012    to  12/31/2012       16.645052         17.017605          35,296.3914
  01/01/2013    to  12/31/2013       17.017605         16.366043          24,707.0658
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014          64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463         273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221         517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141       1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453       1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952         791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629         722,672.9733
  01/01/2012    to  12/31/2012       10.523629         10.386964         703,985.3055
  01/01/2013    to  12/31/2013       10.386964         10.252804         810,018.4087
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.032199          9.965778          73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.781850         11.934370         940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739       1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624       1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332       1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430       1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348       1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618       1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793       1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720       1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382       1,008,459.8663
============   ==== ==========       =========         =========       ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.157349         18.081245          31,794.4233
============   ==== ==========       =========         =========       ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998932         11.122514          66,323.9097
  01/01/2005    to  12/31/2005       11.122514         12.226213          44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545          46,370.7652
  01/01/2007    to  12/31/2007       12.801545         15.686606          42,540.5936
  01/01/2008    to  12/31/2008       15.686606          8.005137          50,547.2214
  01/01/2009    to  12/31/2009        8.005137         11.628611          57,550.6000
  01/01/2010    to  12/31/2010       11.628611         14.596416          60,121.0792
  01/01/2011    to  12/31/2011       14.596416         13.332640          33,122.7674
  01/01/2012    to  12/31/2012       13.332640         13.951718          31,367.3501
  01/01/2013    to  04/26/2013       13.951718         15.059331               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.762009         10.496784         372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232         523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780         613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520         417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138         409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795         442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247         411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458         355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167         545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229         497,005.9457
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
CAP EQUITY
  SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565877          9.985542                0.0000
  01/01/2008    to  12/31/2008        9.985542          5.735714            5,788.3869
  01/01/2009    to  12/31/2009        5.735714          6.978023           12,679.3500
  01/01/2010    to  12/31/2010        6.978023          7.947595        1,115,559.7319
  01/01/2011    to  12/31/2011        7.947595          7.543923           31,483.4344
  01/01/2012    to  12/31/2012        7.543923          8.389614           49,478.4035
  01/01/2013    to  04/26/2013        8.389614          9.018898                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.969640          8.370190          492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885          466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873          614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771          537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204          510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238          458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780          442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075          394,919.7415
  01/01/2012    to  12/31/2012        8.249075          9.283200                0.0000
  01/01/2013    to  12/31/2013        9.283200          9.283200                0.0000
============   ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.989331         15.141040          233,525.3521
  01/01/2005    to  12/31/2005       15.141040         16.396913          195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026          185,309.5425
  01/01/2007    to  12/31/2007       18.156026         16.652392          161,422.5346
  01/01/2008    to  12/31/2008       16.652392          8.853884          151,378.3014
  01/01/2009    to  12/31/2009        8.853884         12.340053          144,169.8200
  01/01/2010    to  12/31/2010       12.340053         13.978623          126,489.2256
  01/01/2011    to  12/31/2011       13.978623         14.694020          112,827.1680
  01/01/2012    to  12/31/2012       14.694020         16.182973          106,739.8611
  01/01/2013    to  12/31/2013       16.182973         21.805972          107,910.9396
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618               69.1893
  01/01/2009    to  12/31/2009       10.137618         14.281201            8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226            8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034           33,564.7410
  01/01/2012    to  12/31/2012       14.286034         16.625196           22,684.1041
  01/01/2013    to  12/31/2013       16.625196         20.940119           21,070.1712
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.179204         13.943832             6.6100
  01/01/2010    to  12/31/2010       13.943832         17.331163         2,651.8491
  01/01/2011    to  12/31/2011       17.331163         16.724655         2,487.2729
  01/01/2012    to  12/31/2012       16.724655         19.357826         9,961.4034
  01/01/2013    to  12/31/2013       19.357826         25.366238         7,377.3226
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.460062         11.385874        62,937.5749
  01/01/2005    to  12/31/2005       11.385874         11.731023        91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443        95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181        79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483       109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702       205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908       175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008       150,814.0012
  01/01/2012    to  12/31/2012       12.061008         13.741140       152,235.9223
  01/01/2013    to  12/31/2013       13.741140         17.863205       140,673.4160
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.178853         22.424400       488,142.6052
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.604697        70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697       370,610.8500
  01/01/2010    to  12/31/2010        8.141697          8.922471       652,603.8249
  01/01/2011    to  12/31/2011        8.922471          8.759302       764,814.1768
  01/01/2012    to  12/31/2012        8.759302          9.848736       698,590.2703
  01/01/2013    to  04/26/2013        9.848736         10.791833             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.325674         12.025392         2,768.6000
  01/01/2010    to  12/31/2010       12.025392         12.791765         4,112.2175
  01/01/2011    to  12/31/2011       12.791765         11.029218         6,562.3348
  01/01/2012    to  12/31/2012       11.029218         12.838985        35,061.5837
  01/01/2013    to  12/31/2013       12.838985         15.389934        36,601.2929
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323        93,561.1088
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.034528         13.589483         103,025.3216
  01/01/2005    to  12/31/2005       13.589483         14.495473         109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565         111,697.0879
  01/01/2007    to  12/31/2007       16.408565         15.756529         131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726         153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774         152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433         142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795         126,179.1685
  01/01/2012    to  12/31/2012       14.688795         15.264435         122,573.7035
  01/01/2013    to  04/26/2013       15.264435         16.556111               0.0000
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.560189         14.238122               0.0000
  01/01/2010    to  12/31/2010       14.238122         17.785176           5,848.4377
  01/01/2011    to  12/31/2011       17.785176         16.796145          15,085.3390
  01/01/2012    to  12/31/2012       16.796145         19.221546          24,561.1856
  01/01/2013    to  12/31/2013       19.221546         26.206184          25,114.9406
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.679193         22.338144         291,878.5297
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.602892          4.347370         132,215.9100
  01/01/2005    to  12/31/2005        4.347370          4.764097          90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155          92,431.7187
  01/01/2007    to  12/31/2007        4.954155          6.431316          85,797.7021
  01/01/2008    to  12/31/2008        6.431316          3.526189          84,001.8777
  01/01/2009    to  12/31/2009        3.526189          5.533372         110,255.3900
  01/01/2010    to  12/31/2010        5.533372          6.974360          95,815.1551
  01/01/2011    to  12/31/2011        6.974360          6.203232          77,236.9680
  01/01/2012    to  12/31/2012        6.203232          6.864666          76,825.1047
  01/01/2013    to  04/26/2013        6.864666          7.180810               0.0000
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.633525         14.804435          14,490.6000
  01/01/2010    to  12/31/2010       14.804435         18.854763          23,302.8975
  01/01/2011    to  12/31/2011       18.854763         15.508279          35,580.0950
  01/01/2012    to  12/31/2012       15.508279         15.701587          38,479.6942
  01/01/2013    to  12/31/2013       15.701587         17.165667          20,598.5399
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032                0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307              382.3422
  01/01/2007    to  12/31/2007       16.375307         16.814588              593.1883
  01/01/2008    to  12/31/2008       16.814588         16.508505           30,860.0092
  01/01/2009    to  12/31/2009       16.508505         16.960174           28,022.3200
  01/01/2010    to  12/31/2010       16.960174         17.660648           36,653.6313
  01/01/2011    to  12/31/2011       17.660648         18.351099           63,876.4293
  01/01/2012    to  12/31/2012       18.351099         18.664872           61,639.3762
  01/01/2013    to  12/31/2013       18.664872         18.257014           62,065.6587
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.303038         10.693251          164,585.3927
  01/01/2005    to  12/31/2005       10.693251         11.651175          581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624        2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463        2,094,628.1203
  01/01/2012    to  12/31/2012       10.859463         12.512996        1,818,351.7610
  01/01/2013    to  12/31/2013       12.512996         15.995949        1,604,023.7150
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.103167         10.397106        1,026,838.2730
  01/01/2005    to  12/31/2005       10.397106         10.994107        2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908       16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420       16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782       16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211       15,113,912.2201
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.943271         10.113107           25,869.8450
  01/01/2005    to  12/31/2005       10.113107         10.430055          114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825        2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191        2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464        2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451        2,245,304.8176
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.243077         10.608115        1,288,060.5410
  01/01/2005    to  12/31/2005       10.608115         11.426958        2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215        4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565        7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740       14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495       15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337       14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553       13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423       12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844       12,676,191.6422
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489          417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219        1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527        1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894        1,357,682.8017
  01/01/2012    to  12/31/2012        9.407894         10.783002        1,296,829.1911
  01/01/2013    to  04/26/2013       10.783002         11.612168                0.0000
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.013225         10.233375         241,279.7859
  01/01/2005    to  12/31/2005       10.233375         10.688727         777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632       1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163       2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726       3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404       3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944       4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244       4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515       4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692       4,404,433.0490
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893         10.479837             0.0000
  01/01/2013    to  12/31/2013       10.479837         11.428729        11,269.9055
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
  01/01/2012    to  12/31/2012        9.370880         10.437432       109,050.8353
  01/01/2013    to  12/31/2013       10.437432         12.138922       158,408.2820
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
  01/01/2012    to  12/31/2012        8.676032          9.887340       128,799.0664
  01/01/2013    to  12/31/2013        9.887340         12.137129       159,715.4004
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826        10,372.6903
  01/01/2009    to  12/31/2009        5.739826          7.821959        14,891.7100
  01/01/2010    to  12/31/2010        7.821959          9.081346        26,069.1774
  01/01/2011    to  12/31/2011        9.081346          8.500740        20,877.2229
  01/01/2012    to  12/31/2012        8.500740          9.792130        19,469.7895
  01/01/2013    to  12/31/2013        9.792130         12.469647        24,317.4359
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
  01/01/2012    to  12/31/2012        9.830917         10.690383        68,612.4242
  01/01/2013    to  12/31/2013       10.690383         11.907408        53,012.5348
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853         11.462767        14,504.6584
  01/01/2013    to  12/31/2013       11.462767         10.865597        13,010.2993
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071         10.211120        41,222.3487
  01/01/2013    to  12/31/2013       10.211120         11.051764        61,196.1518
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810             0.0000
  01/01/2009    to  12/31/2009       11.824810         17.014752        20,244.2300
  01/01/2010    to  12/31/2010       17.014752         19.327799        25,974.5991
  01/01/2011    to  12/31/2011       19.327799         19.409454        11,984.7256
  01/01/2012    to  12/31/2012       19.409454         22.192562        11,951.6746
  01/01/2013    to  12/31/2013       22.192562         23.807246        13,067.1305
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697       147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141       133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490       132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296       120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766        82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545        68,899.2780
  01/01/2012    to  12/31/2012       12.778545         15.795183        56,467.9727
  01/01/2013    to  12/31/2013       15.795183         16.047387        54,014.0516
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.620031          7.043338       568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430       433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189       375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294       357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528       314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534       285,432.3300
  01/01/2010    to  12/31/2010        5.923534          7.194651       288,489.7542
  01/01/2011    to  12/31/2011        7.194651          7.288773       251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367       233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716       237,682.1634
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282         10.616793         2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240        15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680        19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760        20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104        29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516        14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176             0.0000
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      131.356334        134.638716             0.0000
  01/01/2011    to  12/31/2011      134.638716        122.141806             0.0000
  01/01/2012    to  12/31/2012      122.141806        146.812700             0.0000
  01/01/2013    to  12/31/2013      146.812700        185.516242            83.5134
============   ==== ==========      ==========        ==========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716       133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555       127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929       133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293       120,066.3037
  01/01/2008    to  12/31/2008       15.128293          9.487967        87,531.5536
  01/01/2009    to  12/31/2009        9.487967         12.316594        80,949.5500
  01/01/2010    to  12/31/2010       12.316594         15.013427        73,508.9699
  01/01/2011    to  12/31/2011       15.013427         13.804291        69,739.6280
  01/01/2012    to  12/31/2012       13.804291         15.996935        60,671.7385
  01/01/2013    to  12/31/2013       15.996935         20.820775        53,351.8411
============   ==== ==========      ==========        ==========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.625277         13.746952       430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353       354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154       312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669       285,968.3884
  01/01/2008    to  12/31/2008       18.899669         10.961554       253,171.1413
  01/01/2009    to  12/31/2009       10.961554         16.677336       231,614.4000
  01/01/2010    to  12/31/2010       16.677336         19.050574       216,979.1772
  01/01/2011    to  12/31/2011       19.050574         16.027821       198,615.0165
  01/01/2012    to  12/31/2012       16.027821         20.324615       181,760.0371
  01/01/2013    to  12/31/2013       20.324615         26.022566       162,772.0042
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394        75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809        37,937.2778
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092       134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265       122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169        95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317        98,008.6052
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440        29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298        26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990        24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570        22,696.8097
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.473990         11.981598       340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736       187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817       182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300       165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946       134,849.2268
  01/01/2012    to  12/31/2012       14.739946         17.097538       109,243.3275
  01/01/2013    to  12/31/2013       17.097538         23.515801        95,319.1091
============   ==== ==========       =========         =========       ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.954907         10.385718         3,810.2171
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037916          8.921633         3,515.2612
  01/01/2009    to  12/31/2009        8.921633          9.814869        14,744.6700
  01/01/2010    to  12/31/2010        9.814869         10.217690        12,398.3914
  01/01/2011    to  12/31/2011       10.217690         10.606284        17,154.9442
  01/01/2012    to  12/31/2012       10.606284         10.917179        12,146.2983
  01/01/2013    to  04/26/2013       10.917179         10.888496             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684          1.046433             0.0000
  01/01/2013    to  12/31/2013        1.046433          1.139546       121,309.5136
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828         3,867.0656
  01/01/2007    to  12/31/2007       10.304828         12.925932        30,466.2269
  01/01/2008    to  12/31/2008       12.925932          7.702959        29,920.1168
  01/01/2009    to  12/31/2009        7.702959         10.643023        30,230.4200
  01/01/2010    to  12/31/2010       10.643023         12.741635        31,712.8870
  01/01/2011    to  12/31/2011       12.741635         12.316924        27,814.9538
  01/01/2012    to  12/31/2012       12.316924         14.129974        19,546.0092
  01/01/2013    to  12/31/2013       14.129974         16.238754        19,136.8103
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.881558         16.854422       627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127       285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535       258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745       241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277       212,340.3144
  01/01/2012    to  12/31/2012       22.880277         25.353812       194,343.8395
  01/01/2013    to  12/31/2013       25.353812         26.861582       165,445.7651
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397         10.188191             0.0000
  01/01/2011    to  12/31/2011       10.188191         10.197595         1,663.6303
  01/01/2012    to  12/31/2012       10.197595         10.738104        10,276.4121
  01/01/2013    to  12/31/2013       10.738104         10.940191        28,505.5372
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008        10,384.0622
  01/01/2012    to  12/31/2012        9.734008          9.969859        11,760.1386
  01/01/2013    to  12/31/2013        9.969859          9.895765        10,843.9853
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.615832          7.789155       264,344.9394
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918         10.860673             0.0000
  01/01/2010    to  12/31/2010       10.860673         12.099496             0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988             0.0000
  01/01/2012    to  12/31/2012       11.832988         13.267839             0.0000
  01/01/2013    to  12/31/2013       13.267839         13.153181             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682         2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752        12,076.5729
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386         3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877        29,645.1320
  01/01/2008    to  12/31/2008       13.997877          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024        59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323        43,697.9889
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.360152         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051       202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584       191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702       186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650       172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302       166,321.0639
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.401088         11.124393         827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004         552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273         537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895         437,638.2083
  01/01/2008    to  12/31/2008       11.849895         10.825292         355,871.0936
  01/01/2009    to  12/31/2009       10.825292         12.538680         303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567         279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039         263,365.7084
  01/01/2012    to  12/31/2012       14.458039         15.479838         227,580.5466
  01/01/2013    to  12/31/2013       15.479838         13.779703         190,105.3094
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.518393         11.863917         812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116         542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839         525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007         437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687         431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031         412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614         430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852         333,921.5475
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928               0.0000
  01/01/2010    to  12/31/2010       15.168928         17.254736           1,163.5509
  01/01/2011    to  12/31/2011       17.254736         16.105760           2,767.7242
  01/01/2012    to  12/31/2012       16.105760         17.440825           1,213.7024
  01/01/2013    to  12/31/2013       17.440825         22.710843           2,530.0192
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733         12.262151           7,739.6706
  01/01/2011    to  12/31/2011       12.262151         12.447946          14,113.8088
  01/01/2012    to  12/31/2012       12.447946         13.611429          16,083.0364
  01/01/2013    to  12/31/2013       13.611429         13.543678          10,216.2365
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421         10.847689           8,886.5983
  01/01/2013    to  12/31/2013       10.847689         10.162484               0.0000
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701         10.715574           3,255.7806
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663          1.064484        18,092.0092
  01/01/2013    to  12/31/2013        1.064484          1.150055        20,553.5808
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315          8.432783        71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264       132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773       136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525        98,475.4672
  01/01/2012    to  12/31/2012       11.284525         12.493205        88,682.6905
  01/01/2013    to  12/31/2013       12.493205         13.843251        90,157.5915
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943        36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250        39,500.3192
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.490294         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657       131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079       116,213.9961
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.039673          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011       336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980       318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171       228,074.6144
  01/01/2012    to  12/31/2012        9.631171         10.741882       198,851.3519
  01/01/2013    to  12/31/2013       10.741882         14.395139       192,862.2872
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.385490         14.131572         462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972         299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231         230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080         219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902         195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255         176,077.4655
  01/01/2012    to  12/31/2012       15.178255         17.569665         157,018.8103
  01/01/2013    to  12/31/2013       17.569665         22.832759         130,244.8333
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.651265         12.743081          12,598.7833
============   ==== ==========       =========         =========       ==============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087913          6.034090           9,868.8798
  01/01/2009    to  12/31/2009        6.034090          8.440167          15,146.0500
  01/01/2010    to  12/31/2010        8.440167          8.852245          15,894.4285
  01/01/2011    to  12/31/2011        8.852245          7.445105          11,765.7652
  01/01/2012    to  12/31/2012        7.445105          8.578318          16,573.6937
  01/01/2013    to  04/26/2013        8.578318          8.882788               0.0000
============   ==== ==========       =========         =========       ==============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.680406         14.113833           1,218.4600
  01/01/2010    to  12/31/2010       14.113833         14.630748           1,981.8524
  01/01/2011    to  12/31/2011       14.630748         15.382633           1,565.6345
  01/01/2012    to  12/31/2012       15.382633         15.632356          10,565.6356
  01/01/2013    to  12/31/2013       15.632356         14.943885           9,375.5481
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994       1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473         769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225         674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130         594,688.6211
  01/01/2012    to  12/31/2012        9.885130          9.698069         282,712.8314
  01/01/2013    to  12/31/2013        9.698069          9.515538         270,137.9449
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.887032          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.625867         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141          674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763          559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053          474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680          419,921.7343
============   ==== ==========       =========         =========        ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.360064         17.061098           36,097.7915
============   ==== ==========       =========         =========        ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998438         11.077804           98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461           77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415           69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884           57,361.9080
  01/01/2008    to  12/31/2008       15.344884          7.783610           51,733.7185
  01/01/2009    to  12/31/2009        7.783610         11.239190           46,250.5500
  01/01/2010    to  12/31/2010       11.239190         14.023333           41,374.6465
  01/01/2011    to  12/31/2011       14.023333         12.732671           43,057.8686
  01/01/2012    to  12/31/2012       12.732671         13.243738           40,613.6624
  01/01/2013    to  04/26/2013       13.243738         14.267902                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.674439         10.340233          480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694          397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731          361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321          327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117          283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267          280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672          270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850          237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384          454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135          408,433.1136
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
  CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563975          9.975512            4,599.8967
  01/01/2008    to  12/31/2008        9.975512          5.695473           17,983.6007
  01/01/2009    to  12/31/2009        5.695473          6.887615           23,146.3600
  01/01/2010    to  12/31/2010        6.887615          7.797745           22,481.7669
  01/01/2011    to  12/31/2011        7.797745          7.357485           26,249.1303
  01/01/2012    to  12/31/2012        7.357485          8.133087            2,913.4671
  01/01/2013    to  04/26/2013        8.133087          8.726468                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.854290          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296          564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428          447,345.5818
  01/01/2012    to  12/31/2012        7.748428          8.702779                0.0000
  01/01/2013    to  12/31/2013        8.702779          8.702779                0.0000
============   ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.787013         14.832557          539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065          422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617          362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131          318,593.9459
  01/01/2008    to  12/31/2008       16.022131          8.467499          270,166.4324
  01/01/2009    to  12/31/2009        8.467499         11.730917          251,482.6000
  01/01/2010    to  12/31/2010       11.730917         13.209181          229,592.1030
  01/01/2011    to  12/31/2011       13.209181         13.802315          185,367.2192
  01/01/2012    to  12/31/2012       13.802315         15.109494          174,944.4178
  01/01/2013    to  12/31/2013       15.109494         20.237803          154,816.1857
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304                0.0000
  01/01/2009    to  12/31/2009       10.127304         14.181330                0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883              673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102            1,015.6189
  01/01/2012    to  12/31/2012       14.017102         16.214180              920.8997
  01/01/2013    to  12/31/2013       16.214180         20.300375            4,893.3457
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666         13.171307         2,608.9200
  01/01/2010    to  12/31/2010       13.171307         16.273172         2,945.8998
  01/01/2011    to  12/31/2011       16.273172         15.609908         4,710.4570
  01/01/2012    to  12/31/2012       15.609908         17.958955         4,003.0287
  01/01/2013    to  12/31/2013       17.958955         23.392505        10,979.5904
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.337295         11.184770       243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096       206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028       179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947       150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703       126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674       147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722       147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548       128,740.9148
  01/01/2012    to  12/31/2012       11.360548         12.865299       120,633.2465
  01/01/2013    to  12/31/2013       12.865299         16.624657       115,171.0980
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.550580         20.437846        52,014.1326
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          6.577412         1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563        16,371.4500
  01/01/2010    to  12/31/2010        8.059563          8.779668        64,159.7725
  01/01/2011    to  12/31/2011        8.779668          8.567648        64,238.6160
  01/01/2012    to  12/31/2012        8.567648          9.575332        63,956.2691
  01/01/2013    to  04/26/2013        9.575332         10.472267             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.756520         11.246923         3,334.0700
  01/01/2010    to  12/31/2010       11.246923         11.892205         3,334.0710
  01/01/2011    to  12/31/2011       11.892205         10.192314         4,058.1496
  01/01/2012    to  12/31/2012       10.192314         11.793437         4,150.7701
  01/01/2013    to  12/31/2013       11.793437         14.052125         3,730.7399
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.825288         23.429557        66,920.2564
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.893317         13.349490         199,024.9843
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
  01/01/2007    to  12/31/2007       15.927114         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579         114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019         109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741         107,341.0730
  01/01/2012    to  12/31/2012       13.835741         14.291465          92,763.4835
  01/01/2013    to  04/26/2013       14.291465         15.471275               0.0000
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595         13.316341             734.8500
  01/01/2010    to  12/31/2010       13.316341         16.534381           1,234.4793
  01/01/2011    to  12/31/2011       16.534381         15.521640           3,270.0609
  01/01/2012    to  12/31/2012       15.521640         17.656228           4,840.5580
  01/01/2013    to  12/31/2013       17.656228         23.928209           5,497.2712
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.207873         20.396540          54,211.1534
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.536216          4.258682         283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082         230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367         163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776         161,648.8623
  01/01/2008    to  12/31/2008        6.187776          3.372242         108,137.2786
  01/01/2009    to  12/31/2009        3.372242          5.260154         124,133.0300
  01/01/2010    to  12/31/2010        5.260154          6.590395         153,225.0339
  01/01/2011    to  12/31/2011        6.590395          5.826713          73,445.8336
  01/01/2012    to  12/31/2012        5.826713          6.409230          69,501.5124
  01/01/2013    to  04/26/2013        6.409230          6.691623               0.0000
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882         14.700819               0.0000
  01/01/2010    to  12/31/2010       14.700819         18.610935               0.0000
  01/01/2011    to  12/31/2011       18.610935         15.216237               0.0000
  01/01/2012    to  12/31/2012       15.216237         15.313235               0.0000
  01/01/2013    to  12/31/2013       15.313235         16.640946               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039               55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294            2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642            7,259.2480
  01/01/2008    to  12/31/2008       15.536642         15.162330           19,190.9392
  01/01/2009    to  12/31/2009       15.162330         15.484010           14,765.8400
  01/01/2010    to  12/31/2010       15.484010         16.027078           11,233.1173
  01/01/2011    to  12/31/2011       16.027078         16.554340           10,285.6934
  01/01/2012    to  12/31/2012       16.554340         16.736131           12,679.0815
  01/01/2013    to  12/31/2013       16.736131         16.272485            6,099.1187
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074          854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684        1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762          598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724          574,376.1933
  01/01/2012    to  12/31/2012       10.402724         11.914653          574,542.6876
  01/01/2013    to  12/31/2013       11.914653         15.140008          545,171.9191
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206        1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136        3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089        4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836        4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201        4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644        3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587        3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171        2,939,172.6375
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473         237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964       1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211       1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478       1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449       1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887       1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442       1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503       1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086       1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012       1,349,392.9540
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018       2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007       3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785       4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010       4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380       4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345       4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775       4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138       4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357       3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984       3,382,356.8704
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          7.009436           5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161          15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299          36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085          33,200.1687
  01/01/2012    to  12/31/2012        9.202085         10.483706          34,333.8457
  01/01/2013    to  04/26/2013       10.483706         11.268352               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628         880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857       1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355       1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296       2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307       2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293       1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178       2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371       1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194       1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995       1,677,188.0374
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).



Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


    Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
       $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
       $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



     2.   When Withdrawals Do Exceed the Annual Benefit Payment


          a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


          b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2014             $100,000
    B    Account Value                           10/1/2015 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2015             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2015             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2015          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2016 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2016             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2016          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2016             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2016             $  9,000
    G    Percentage Reduction in Account                 10/2/2016                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2016             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2016          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2016          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2016             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


(1) The Annual Increase Amount resets from $105,000 to $110,000; and


(2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


(1) The Annual Increase Amount automatically resets from $105,000 to
    $110,000; and


(2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


(1) The Annual Increase Amount automatically resets from $115,500 to
    $120,000; and


(2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


(1) The Annual Increase Amount automatically resets to the higher Account Value; and


(2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                               The annuity contract has 56 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 55
                                            Investment Portfolios listed below.






AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Foreign VIP Fund

         (formerly Templeton Foreign Securities Fund)



MET INVESTORS SERIES TRUST (CLASS B):

     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Multi-Cap Growth Fund




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:


     American Funds (Reg. TM) Moderate Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio

         (Class C)


     MetLife Asset Allocation 100 Portfolio (Class B)

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio (Class B)

     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 96 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS                        PAGE

INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Frequent or Large Transfers........ 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
       for Certain Riders............... 21
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 25
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 28
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 34
     Substitution of Investment Options  34
  .
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed
       Withdrawal Benefit - Rider
       Charge........................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
Withdrawal
       Charge........................... 39
     Premium and Other Taxes............ 40
     Transfer Fee....................... 40
     Income Taxes....................... 40
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 41
     Annuity Options.................... 42
     Variable Annuity Payments.......... 43
     Fixed Annuity Payments............. 44


6. ACCESS TO YOUR MONEY................. 44
     Systematic Withdrawal Program...... 45
     Suspension of Payments or           45
  Transfers  .
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders   46
  .
     Guaranteed Income Benefits......... 46
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 58
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 64
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 65
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 70
     Guaranteed Minimum Accumulation     70
  Benefit  .
8. PERFORMANCE.......................... 73
9. DEATH BENEFIT........................ 73
     Upon Your Death.................... 73
     Standard Death Benefit - Principal  74
  Protection  .
     Optional Death Benefit - Annual     74
  Step-Up  .
     Optional Death Benefit - Enhanced
Death
       Benefit I........................ 75
     Optional Death Benefit -            78
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 78
     General Death Benefit Provisions... 79
     Spousal Continuation............... 80
     Death of the Annuitant............. 80
     Controlled Payout.................. 80
10. FEDERAL INCOME TAX STATUS........... 80
     Non-Qualified Contracts............ 81
     Qualified Contracts................ 84
11. OTHER INFORMATION................... 91
     MetLife Investors.................. 91
     The Separate Account............... 92
     Distributor........................ 92
     Selling Firms...................... 93
     Requests and Elections............. 94
     Ownership.......................... 95
     Legal Proceedings.................. 95
     Financial Statements............... 96

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  96
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 59 and 66
Annuitant................................................................ 95
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Units............................................................ 41
Beneficiary.............................................................. 95
Benefit Base............................................................. 66
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 75
Fixed Account............................................................ 18
Good Order............................................................... 94
Guaranteed Accumulation Amount........................................... 71
Guaranteed Withdrawal Amount............................................. 67
GWB Withdrawal Rate...................................................... 66
Income Base.............................................................. 48
Income Phase............................................................. 18
Investment Portfolios.................................................... 25
Joint Owners............................................................. 95
Owner.................................................................... 95
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7

                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).



Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%
  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%
  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
  charge
  Enhanced Death Benefit I (issue age    0.65%
  69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.90%
  70-75) -  current charge

   -----------------------------------------------------------------------------




Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)



--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund    0.71%       0.25%       0.31%      0.01%      1.28%       0.01%         1.27%
FIDELITY VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                   0.45%       0.25%       0.10%      0.02%      0.82%          -          0.82%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                0.64%       0.25%       0.14%      0.00%      1.03%          -          1.03%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%       0.25%       0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation
 Portfolio
 Allianz Global Investors Dynamic          0.68%       0.25%       0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset
 Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%       0.25%       0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%       0.25%       0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 Clarion Global Real Estate Portfolio      0.60%       0.25%       0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%       0.25%       0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%       0.25%       0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%       0.25%       0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%       0.25%       0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%       0.25%       0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Global Active Allocation         0.74%       0.25%       0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Lord Abbett Bond Debenture Portfolio      0.51%       0.25%       0.03%      0.00%      0.79%          -          0.79%
 Met/Franklin Low Duration Total Return    0.50%       0.25%       0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 MetLife Balanced Plus Portfolio           0.24%       0.25%       0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%       0.25%       0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%       0.25%       0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%       0.25%       0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%       0.25%       0.05%      0.00%      0.94%       0.01%         0.93%
 PanAgora Global Diversified Risk          0.65%       0.25%       0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%       0.25%       0.05%      0.00%      0.95%       0.04%         0.91%
 Pyramis (Reg. TM) Government Income       0.42%       0.25%       0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%       0.25%       0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%       0.25%       0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%       0.25%       0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.73%       0.25%       0.03%      0.00%      1.01%       0.02%         0.99%

                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND

 Baillie Gifford International Stock       0.79%       0.25%       0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 BlackRock Bond Income Portfolio           0.33%       0.25%       0.02%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%       0.00%       0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%       0.25%       0.02%      0.00%      0.60%       0.02%         0.58%
 Jennison Growth Portfolio                 0.60%       0.25%       0.02%      0.00%      0.87%       0.07%         0.80%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.05%      0.00%      1.20%       0.09%         1.11%
  Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.02%      0.00%      0.52%       0.01%         0.51%
 Neuberger Berman Genesis Portfolio        0.80%       0.25%       0.03%      0.00%      1.08%       0.01%         1.07%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 T. Rowe Price Small Cap Growth            0.48%       0.25%       0.04%      0.00%      0.77%          -          0.77%
  Portfolio
 Western Asset Management Strategic Bond   0.60%       0.25%       0.06%      0.00%      0.91%       0.04%         0.87%
 Opportunities Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%       0.15%       0.02%      0.00%      0.87%       0.11%         0.76%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                0.60%       0.15%       0.00%      0.00%      0.75%          -          0.75%
 PIMCO Low Duration Portfolio              0.50%       0.15%       0.00%      0.00%      0.65%          -          0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund           0.56%       0.25%       0.16%      0.00%      0.97%          -          0.97%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Balanced         0.06%       0.55%       0.00%      0.42%      1.03%          -          1.03%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%       0.55%       0.01%      0.43%      1.05%          -          1.05%
  Allocation
 Portfolio
 American Funds (Reg. TM) Moderate         0.06%       0.55%       0.01%      0.40%      1.02%          -          1.02%
  Allocation
 Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%       0.25%       0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%       0.25%       0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%       0.25%       0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%       0.25%       0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%       0.25%       0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%       0.25%       0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%       0.25%       0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,392      (a)$2,654      (a)$3,948      (a)$7,528
    minimum       (b)$1,254      (b)$2,258      (b)$3,319      (b)$6,444


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$692      (a)$2,114      (a)$3,588      (a)$7,528
    minimum       (b)$554      (b)$1,718      (b)$2,959      (b)$6,444




CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,062      (a)$1,794      (a)$3,717
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other

Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase

Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                               ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, SSgA Growth ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account



OR


(B) You must allocate:


o AT LEAST 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


     American Funds (Reg. TM) Moderate Allocation Portfolio


     AQR Global Risk Balanced Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     ClearBridge Aggressive Growth Portfolio


     Fidelity VIP Equity-Income Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco V.I. International Growth Fund

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lord Abbett Bond Debenture Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO High Yield Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Templeton Foreign VIP Fund


     Western Asset Management Strategic Bond Opportunities Portfolio


     WMC Core Equity Opportunities Portfolio



Platform 3
----------



     Invesco Mid Cap Value Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

     Putnam VT Multi-Cap Growth Fund

     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 55 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:



     Invesco V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Templeton Foreign VIP Fund

         (formerly Templeton Foreign Securities Fund)




MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio



     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio

         (Class C)


     MetLife Asset Allocation 100 Portfolio (Class B)

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio (Class B)

     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     MetLife Asset Allocation 20 Portfolio


     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Invesco V.I. International Growth Fund, Templeton Foreign VIP Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market



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


fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an



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


EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to



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


   bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the



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


percentages below of the average daily net asset value of each Investment
Portfolio:



      Annual Step-Up Death Benefit          0.20%
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
      Earnings Preservation Benefit         0.25%


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


If you elect both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living

Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider

(collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)

LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.

If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the

Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or



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o  during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four versions of the GMIB under this contract:


o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our



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


Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).



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If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



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


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses - Guaranteed Minimum Income Benefit - Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.



(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Asset Allocation 20 Portfolio


    (l)    the MetLife Asset Allocation 40 Portfolio


    (m)    the MetLife Asset Allocation 60 Portfolio


    (n)    the MetLife Asset Allocation 80 Portfolio


    (o)    the MetLife Balanced Plus Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the PanAgora Global Diversified Risk Portfolio


    (r)    the Pyramis (Reg. TM) Government Income Portfolio




    (s)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (t)    the Schroders Global Multi-Asset Portfolio


    (u)    the SSgA Growth and Income ETF Portfolio


    (v)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase
     Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(11)    Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB I rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the

Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit



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


Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which



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may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See
"Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances:



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if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2)    If you took withdrawals before age 59 1/2, and therefore


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     you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



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ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual
Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Asset Allocation 20 Portfolio


    (l)    the MetLife Asset Allocation 40 Portfolio


    (m)    the MetLife Asset Allocation 60 Portfolio


    (n)    the MetLife Asset Allocation 80 Portfolio


    (o)    the MetLife Balanced Plus Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the PanAgora Global Diversified Risk Portfolio


    (r)    the Pyramis (Reg. TM) Government Income Portfolio




    (s)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (t)    the Schroders Global Multi-Asset Portfolio


    (u)    the SSgA Growth and Income ETF Portfolio


    (v)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time,



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the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is



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


reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit



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


     Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.



If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:





                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years





    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.

After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg.
TM) Moderate Allocation Portfolio of Met Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the

Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -
Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the



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


death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."



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


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that



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


               Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service



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


Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.



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


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:



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


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
------------------------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our



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


procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your




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investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,



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(b)    as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect




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distributions paid in the form of an annuity (see "Taxation of Payments in
Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a




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fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you




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do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any




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remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules




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may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the




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designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.




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Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.




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Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.




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ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an



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organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments



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range up to 0.25% of Separate Account assets invested in the particular
Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as



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described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our



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processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions


     Additional Federal Tax Considerations


     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.412506         18.206389         1,758.2045
  01/01/2005    to  12/31/2005       18.206389         21.153435        60,259.8037
  01/01/2006    to  12/31/2006       21.153435         26.702840        71,039.9424
  01/01/2007    to  12/31/2007       26.702840         30.154803        41,437.1933
  01/01/2008    to  12/31/2008       30.154803         17.700900        29,175.9999
  01/01/2009    to  12/31/2009       17.700900         23.572238        25,408.1200
  01/01/2010    to  12/31/2010       23.572238         26.201652        22,779.5082
  01/01/2011    to  12/31/2011       26.201652         24.055428        21,663.0020
  01/01/2012    to  12/31/2012       24.055428         27.365133        19,179.9004
  01/01/2013    to  12/31/2013       27.365133         32.067703        18,337.6232
============   ==== ==========       =========         =========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       48.855332         53.347764         1,033.9908
  01/01/2005    to  12/31/2005       53.347764         55.594101         2,459.3011
  01/01/2006    to  12/31/2006       55.594101         65.814753         3,389.2393
  01/01/2007    to  12/31/2007       65.814753         65.786706         8,383.6649
  01/01/2008    to  12/31/2008       65.786706         37.133706         3,725.6832
  01/01/2009    to  12/31/2009       37.133706         47.607725         5,749.7100
  01/01/2010    to  12/31/2010       47.607725         54.003315         5,903.7519
  01/01/2011    to  12/31/2011       54.003315         53.656333         5,176.7707
  01/01/2012    to  12/31/2012       53.656333         61.992225         5,052.7583
  01/01/2013    to  12/31/2013       61.992225         78.219902         5,586.0170
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.865318         26.352621           73,873.4453
  01/01/2005    to  12/31/2005       26.352621         28.658472          201,233.8000
  01/01/2006    to  12/31/2006       28.658472         34.356122          206,233.0059
  01/01/2007    to  12/31/2007       34.356122         39.151600          112,020.9554
  01/01/2008    to  12/31/2008       39.151600         23.040143          104,834.0295
  01/01/2009    to  12/31/2009       23.040143         31.166988           95,020.0700
  01/01/2010    to  12/31/2010       31.166988         33.350983           93,989.5114
  01/01/2011    to  12/31/2011       33.350983         29.419890           85,513.4915
  01/01/2012    to  12/31/2012       29.419890         34.332500           71,712.8870
  01/01/2013    to  12/31/2013       34.332500         41.673780           60,696.8048
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.049454          7.016504        1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971        3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447        3,742,922.6309
  01/01/2012    to  12/31/2012        9.580447         10.735389        3,618,987.5090
  01/01/2013    to  12/31/2013       10.735389         12.560555        3,403,675.0098
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.453679          6.364205        1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381        4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345        4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103        4,408,752.1101
  01/01/2012    to  12/31/2012        8.870103         10.169637        4,164,806.2926
  01/01/2013    to  12/31/2013       10.169637         12.558744        3,548,921.6002
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.655160          7.690677          632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447        1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530        1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728        1,908,835.0320
  01/01/2012    to  12/31/2012       10.050728         10.995520        1,807,420.5064
  01/01/2013    to  12/31/2013       10.995520         12.320964        1,656,785.9672
============   ==== ==========       =========         =========        ==============
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963           38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923           79,612.9892
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464          85,875.1020
============   ==== ==========       =========         =========         ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536         210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860         455,726.0765
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.499406         14.361086         221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582         145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355         142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799         140,017.1389
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.206781         20.864603          48,089.4640
  01/01/2005    to  04/30/2005       20.864603         20.017625               0.0000
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.611150          7.189929         318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542         185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951         289,589.7952
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.422245         11.180916           20,868.2533
   01/01/2007                             to  12/31/2007       11.180916         10.383877           22,854.5369
   01/01/2008                             to  12/31/2008       10.383877          4.651552           31,692.2665
   01/01/2009                             to  12/31/2009        4.651552          6.334860           52,849.6900
   01/01/2010                             to  12/31/2010        6.334860          6.711722           88,489.0988
   01/01/2011                             to  04/29/2011        6.711722          7.138968                0.0000
=============                            ==== ==========       =========         =========        ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.729082          8.573655            5,660.9558
   01/01/2005                             to  12/31/2005        8.573655          9.047333            6,001.0006
   01/01/2006                             to  04/30/2006        9.047333          9.458778            6,635.7888
=============                            ==== ==========       =========         =========        ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010730          1.048710        1,970,136.2397
   01/01/2013                             to  12/31/2013        1.048710          1.054430        1,436,191.3463
=============                            ==== ==========       =========         =========        ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       20.314331         23.683379          199,496.7021
   01/01/2005                             to  12/31/2005       23.683379         25.259591          540,973.0597
   01/01/2006                             to  12/31/2006       25.259591         27.970108          559,924.2700
   01/01/2007                             to  12/31/2007       27.970108         27.772461          532,439.9537
   01/01/2008                             to  12/31/2008       27.772461         16.783283          498,570.9496
   01/01/2009                             to  12/31/2009       16.783283         20.962355          484,186.6300
   01/01/2010                             to  12/31/2010       20.962355         25.973885          457,734.9255
   01/01/2011                             to  12/31/2011       25.973885         24.690934          413,436.2833
   01/01/2012                             to  12/31/2012       24.690934         27.952215          338,253.9549
   01/01/2013                             to  12/31/2013       27.952215         35.952829          277,223.5128
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115         591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268         551,040.8352
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.448289         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464         169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867         116,546.6526
  01/01/2012    to  12/31/2012       15.648867         18.261621         113,404.8567
  01/01/2013    to  12/31/2013       18.261621         25.267876         109,595.7357
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.823168         14.565940         132,059.0398
  01/01/2005    to  04/30/2005       14.565940         12.512507               0.0000
============   ==== ==========       =========         =========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758         190,883.9505
  01/01/2013    to  12/31/2013        1.050758          1.151141         376,549.3488
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948         322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958         733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397         713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893         703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614         632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702         612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434         587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741         519,164.0967
  01/01/2012    to  12/31/2012       24.357741         27.154250         463,516.9708
  01/01/2013    to  12/31/2013       27.154250         28.942193         334,692.1121
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   05/01/2004                             to  12/31/2004       14.558790         15.650668        96,280.8231
   01/01/2005                             to  04/30/2005       15.650668         15.157397             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       16.605671         17.886929         3,783.0938
   01/01/2005                             to  04/30/2005       17.886929         17.207436             0.0000
=============                            ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        9.988220          9.773621        34,235.0737
   01/01/2012                             to  12/31/2012        9.773621         10.070996       130,255.8768
   01/01/2013                             to  12/31/2013       10.070996         10.056309       183,163.3666
=============                            ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.011276         10.482770       137,857.5184
   01/01/2013                             to  12/31/2013       10.482770         11.833440       298,480.6318
=============                            ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.080260          1.130318        42,964.4413
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.520511          6.206168       212,896.0530
   01/01/2009                             to  12/31/2009        6.206168         10.349730       500,738.8100
   01/01/2010                             to  12/31/2010       10.349730         12.632893       734,589.9684
   01/01/2011                             to  12/31/2011       12.632893         10.137634       357,684.4013
   01/01/2012                             to  12/31/2012       10.137634         11.896795       365,129.7129
   01/01/2013                             to  12/31/2013       11.896795         11.158201       446,124.9504
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2004                             to  12/31/2004        6.960610          8.557905       152,398.8933
   01/01/2005                             to  12/31/2005        8.557905         10.764717       372,947.7733
   01/01/2006                             to  12/31/2006       10.764717         13.610871       299,628.1311
   01/01/2007                             to  12/31/2007       13.610871         17.301248       171,460.6515
   01/01/2008                             to  04/25/2008       17.301248         15.754412             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173         453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600         418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148         381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762         331,160.6856
============   ==== ==========       =========         =========       ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630          42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348          86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428         118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398         140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322         125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041         150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283         176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517         190,889.7965
  01/01/2012    to  12/31/2012       12.882517         13.895500         181,234.8733
  01/01/2013    to  12/31/2013       13.895500         19.068593         149,233.2577
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822       3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861       2,480,474.9718
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734         104,369.7194
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.603770         16.688680           76,202.9300
   01/01/2010                             to  12/31/2010       16.688680         19.097595           65,073.8798
   01/01/2011                             to  12/31/2011       19.097595         17.932990           55,534.2858
   01/01/2012                             to  12/31/2012       17.932990         19.536993           52,280.1676
   01/01/2013                             to  12/31/2013       19.536993         25.593388           39,506.1882
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.632445         11.417835          144,395.5413
   01/01/2005                             to  12/31/2005       11.417835         11.891041          368,533.7917
   01/01/2006                             to  12/31/2006       11.891041         12.892189          440,098.8173
   01/01/2007                             to  12/31/2007       12.892189         12.683697          422,392.8319
   01/01/2008                             to  12/31/2008       12.683697          7.460889          388,134.6867
   01/01/2009                             to  05/01/2009        7.460889          7.379561                0.0000
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.953016         16.069205            2,027.5711
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.783430         10.957512           14,714.9789
   01/01/2013                             to  12/31/2013       10.957512         10.327163           23,172.5086
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.216374         10.760741            6,487.8784
=============                            ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010762          1.068883          864,213.2742
   01/01/2013                             to  12/31/2013        1.068883          1.161756        2,515,162.8295
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.132557           94,522.1794
   01/01/2006                             to  12/31/2006       10.132557         11.174895          790,808.0319
   01/01/2007                             to  12/31/2007       11.174895         11.625285        2,359,402.6657
   01/01/2008                             to  12/31/2008       11.625285          8.599158        2,787,693.6433
   01/01/2009                             to  12/31/2009        8.599158         10.600545        3,031,686.8500
   01/01/2010                             to  12/31/2010       10.600545         11.744313        3,157,363.8325
   01/01/2011                             to  12/31/2011       11.744313         11.715944        3,262,408.5909
   01/01/2012                             to  12/31/2012       11.715944         13.049283        3,064,343.5324
   01/01/2013                             to  12/31/2013       13.049283         14.546415        2,761,173.7369
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.170740           59,035.1052
  01/01/2006    to  12/31/2006       10.170740         11.430018          731,364.3154
  01/01/2007    to  12/31/2007       11.430018         11.915503        1,057,692.4238
  01/01/2008    to  12/31/2008       11.915503          7.883723        1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,265,991.1343
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816          319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372          506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355          514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221          457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630          428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476          429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240          411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866          360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674          317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697          268,672.1838
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756            1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339            5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.284295          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729         984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395         937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499         556,215.8988
  01/01/2012    to  12/31/2012       10.253499         11.505166         495,214.1034
  01/01/2013    to  12/31/2013       11.505166         15.510711         496,759.3974
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.999476         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935         440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084         207,475.3833
  01/01/2012    to  12/31/2012       16.069084         18.713333         206,209.7128
  01/01/2013    to  12/31/2013       18.713333         24.465258         234,320.1558
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.974762         13.688306             805.6921
  01/01/2005    to  12/31/2005       13.688306         15.888294          14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676          12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643          17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186          18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987          21,864.5000
  01/01/2010    to  12/31/2010       13.112987         13.831744          23,529.9071
  01/01/2011    to  12/31/2011       13.831744         10.904646          22,923.7016
  01/01/2012    to  12/31/2012       10.904646         12.847646          14,354.6929
  01/01/2013    to  12/31/2013       12.847646         14.601457         201,491.0416
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       45.785064         45.825002         6,712.2250
   01/01/2005                             to  12/31/2005       45.825002         46.209352        88,287.5867
   01/01/2006                             to  12/31/2006       46.209352         47.501189       122,438.4329
   01/01/2007                             to  12/31/2007       47.501189         49.707922        77,243.1931
   01/01/2008                             to  12/31/2008       49.707922         47.265989        72,186.6628
   01/01/2009                             to  12/31/2009       47.265989         50.940114        90,883.4000
   01/01/2010                             to  12/31/2010       50.940114         54.339551       120,265.8542
   01/01/2011                             to  12/31/2011       54.339551         57.021060       130,872.4351
   01/01/2012                             to  12/31/2012       57.021060         60.378957       123,226.8025
   01/01/2013                             to  12/31/2013       60.378957         58.998545       126,054.4856
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.129750         11.520590           644.7500
   01/01/2010                             to  12/31/2010       11.520590         13.625764         6,047.7271
   01/01/2011                             to  12/31/2011       13.625764         12.246868        10,303.1263
   01/01/2012                             to  12/31/2012       12.246868         13.825231         9,848.3503
   01/01/2013                             to  12/31/2013       13.825231         18.316513        17,696.2375
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       15.099210         14.937184             0.0000
   01/01/2007                             to  12/31/2007       14.937184         16.500598             0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744             0.0000
   01/01/2009                             to  05/01/2009        9.341744          8.887754             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.483262         16.193114         3,602.8568
   01/01/2008                             to  12/31/2008       16.193114          9.155475         2,461.0473
   01/01/2009                             to  05/01/2009        9.155475          8.705625             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.834903         21.251446            89.3343
   01/01/2005                             to  12/31/2005       21.251446         22.777274         1,726.9382
   01/01/2006                             to  12/31/2006       22.777274         23.845946         2,261.5699
   01/01/2007                             to  04/27/2007       23.845946         25.440586             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
  01/01/2012    to  12/31/2012       10.523629         10.386964          703,985.3055
  01/01/2013    to  12/31/2013       10.386964         10.252804          810,018.4087
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720        1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382        1,008,459.8663
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.651722         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247          411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458          355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167          545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229          497,005.9457
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.877115          8.370190         492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
  01/01/2012    to  04/27/2012        8.249075          9.283200               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.837372          9.791170          12,815.1797
  01/01/2005    to  12/31/2005        9.791170         10.089451         374,096.4112
  01/01/2006    to  12/31/2006       10.089451         10.927544         410,338.8051
  01/01/2007    to  12/31/2007       10.927544         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795         212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575         194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270         185,371.8803
  01/01/2012    to  12/31/2012       10.970270         12.007454         152,177.7396
  01/01/2013    to  12/31/2013       12.007454         17.586589         115,891.9172
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023          91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443          95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181          79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483         109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702         205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908         175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008         150,814.0012
  01/01/2012    to  12/31/2012       12.061008         13.741140         152,235.9223
  01/01/2013    to  12/31/2013       13.741140         17.863205         140,673.4160
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.173123         18.207351           20,066.1476
  01/01/2005    to  12/31/2005       18.207351         18.675545           22,905.2494
  01/01/2006    to  12/31/2006       18.675545         21.466160           17,385.1967
  01/01/2007    to  12/31/2007       21.466160         20.405274           16,879.6167
  01/01/2008    to  12/31/2008       20.405274         12.375528           17,169.9679
  01/01/2009    to  12/31/2009       12.375528         13.783491           17,495.4800
  01/01/2010    to  12/31/2010       13.783491         16.509191           13,369.7611
  01/01/2011    to  12/31/2011       16.509191         17.193780           11,411.7809
  01/01/2012    to  12/31/2012       17.193780         18.625752            8,852.9344
  01/01/2013    to  12/31/2013       18.625752         25.406323           93,561.1088
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.746898         15.756529          131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726          153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774          152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433          142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795          126,179.1685
  01/01/2012    to  12/31/2012       14.688795         15.264435          122,573.7035
  01/01/2013    to  04/26/2013       15.264435         16.556111                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977            7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762           11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642           28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608                0.0000
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.228408         12.175379          195,303.9832
  01/01/2005    to  12/31/2005       12.175379         12.779031          590,106.3817
  01/01/2006    to  12/31/2006       12.779031         14.239431        1,281,613.4581
  01/01/2007    to  12/31/2007       14.239431         15.347357          664,358.3890
  01/01/2008    to  12/31/2008       15.347357          8.786128          649,315.3029
  01/01/2009    to  12/31/2009        8.786128         12.405083          566,003.2500
  01/01/2010    to  12/31/2010       12.405083         14.295180          467,174.1434
  01/01/2011    to  12/31/2011       14.295180         13.922517          392,870.6992
  01/01/2012    to  12/31/2012       13.922517         16.308007          308,902.9425
  01/01/2013    to  12/31/2013       16.308007         22.338144          291,878.5297
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       51.163633         53.195858        71,519.3837
  01/01/2005    to  12/31/2005       53.195858         55.400156       195,569.2500
  01/01/2006    to  04/30/2006       55.400156         57.897507       228,689.5306
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.470698         13.304023         1,305.4847
  01/01/2005    to  12/31/2005       13.304023         14.539868         6,954.0347
  01/01/2006    to  12/31/2006       14.539868         14.873344         8,128.2061
  01/01/2007    to  12/31/2007       14.873344         16.079665        13,176.9683
  01/01/2008    to  12/31/2008       16.079665         10.107218        19,061.3384
  01/01/2009    to  12/31/2009       10.107218         13.831167        15,663.6800
  01/01/2010    to  12/31/2010       13.831167         18.384998        18,001.3859
  01/01/2011    to  12/31/2011       18.384998         18.410661        25,567.5466
  01/01/2012    to  12/31/2012       18.410661         21.062581        20,746.5194
  01/01/2013    to  12/31/2013       21.062581         29.974123        13,326.9562
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.835831         19.981733            95.5994
  01/01/2005    to  12/31/2005       19.981733         20.229636         5,128.3248
  01/01/2006    to  12/31/2006       20.229636         20.932602        11,057.7617
  01/01/2007    to  12/31/2007       20.932602         21.426045        12,279.3719
  01/01/2008    to  12/31/2008       21.426045         17.929098         8,185.7091
  01/01/2009    to  12/31/2009       17.929098         23.341846         7,374.3100
  01/01/2010    to  12/31/2010       23.341846         25.910181         6,266.5755
  01/01/2011    to  12/31/2011       25.910181         27.068778         6,926.2992
  01/01/2012    to  12/31/2012       27.068778         29.734685         5,803.0285
  01/01/2013    to  12/31/2013       29.734685         29.593335         5,553.5625
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.935368         12.947911         7,280.7603
  01/01/2005    to  12/31/2005       12.947911         13.308426       138,343.5007
  01/01/2006    to  12/31/2006       13.308426         14.333171       183,289.8067
  01/01/2007    to  12/31/2007       14.333171         14.643464       110,363.2611
  01/01/2008    to  12/31/2008       14.643464         11.055669        91,658.4799
  01/01/2009    to  12/31/2009       11.055669         15.306964        88,764.5100
  01/01/2010    to  12/31/2010       15.306964         17.294817        77,610.4180
  01/01/2011    to  12/31/2011       17.294817         17.642106        67,935.9656
  01/01/2012    to  12/31/2012       17.642106         19.902817        53,616.4190
  01/01/2013    to  12/31/2013       19.902817         20.772340        49,329.4499
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.162693         12.240853        14,422.5383
  01/01/2005    to  12/31/2005       12.240853         12.205636        29,848.7056
  01/01/2006    to  12/31/2006       12.205636         12.527669        34,876.3652
  01/01/2007    to  12/31/2007       12.527669         13.276772        33,247.4550
  01/01/2008    to  12/31/2008       13.276772         13.050080        50,497.5409
  01/01/2009    to  12/31/2009       13.050080         14.597434        66,315.5100
  01/01/2010    to  12/31/2010       14.597434         15.170956        52,027.9481
  01/01/2011    to  12/31/2011       15.170956         15.141485        65,396.4272
  01/01/2012    to  12/31/2012       15.141485         15.819489        57,343.1195
  01/01/2013    to  12/31/2013       15.819489         15.594047        46,711.8465
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.047022         13.152821         1,276.1558
  01/01/2005    to  12/31/2005       13.152821         13.436290         1,371.0081
  01/01/2006    to  12/31/2006       13.436290         15.239325         1,932.2809
  01/01/2007    to  12/31/2007       15.239325         16.072867         3,117.7829
  01/01/2008    to  12/31/2008       16.072867          9.101523         2,242.4668
  01/01/2009    to  07/17/2009        9.101523          9.058443             0.0000
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       14.022815         15.888357         1,839.3217
  01/01/2011    to  12/31/2011       15.888357         14.886355         6,402.0293
  01/01/2012    to  12/31/2012       14.886355         17.155675         6,172.0675
  01/01/2013    to  12/31/2013       17.155675         23.104966         1,544.3867
============   ==== ==========       =========         =========        ===========
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       12.398267         14.133934           213.9146
  01/01/2005    to  12/31/2005       14.133934         15.646903         1,887.5461
  01/01/2006    to  12/31/2006       15.646903         16.287396         1,981.3093
  01/01/2007    to  12/31/2007       16.287396         16.688285         2,035.7127
  01/01/2008    to  12/31/2008       16.688285          8.969702         1,947.7075
  01/01/2009    to  12/31/2009        8.969702         12.284528         2,018.7300
  01/01/2010    to  09/24/2010       12.284528         14.070309             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.854629          7.754319         2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970         2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624         2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463         2,094,628.1203
  01/01/2012    to  12/31/2012       10.859463         12.512996         1,818,351.7610
  01/01/2013    to  12/31/2013       12.512996         15.995949         1,604,023.7150
============   ==== ==========       =========         =========        ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.315577         1,476,101.4681
  01/01/2007    to  12/31/2007       10.315577         11.076711         2,710,154.1309
  01/01/2008    to  11/07/2008       11.076711          6.723418                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.501971          8.451645        12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411        14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908        16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420        16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782        16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211        15,113,912.2201
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959644         10.201593         1,143,376.4236
  01/01/2007    to  12/31/2007       10.201593         10.715653         5,482,434.6827
  01/01/2008    to  11/07/2008       10.715653          7.381965                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762           188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964           800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310         1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695         2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825         2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191         2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464         2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451         2,245,304.8176
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.204189          8.120740         14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495         15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337         14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553         13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423         12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844         12,676,191.6422
============   ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.237889          2,412,242.7137
  01/01/2007    to  12/31/2007       10.237889         10.907693          6,955,046.1144
  01/01/2008    to  11/07/2008       10.907693          6.969094                  0.0000
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632          1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163          2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726          3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404          3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944          4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244          4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515          4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692          4,404,433.0490
============   ==== ==========       =========         =========         ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       14.427941         16.975707           201.3949
  01/01/2005    to  12/31/2005       16.975707         19.605943         2,145.7007
  01/01/2006    to  12/31/2006       19.605943         24.601800         3,111.1924
  01/01/2007    to  12/31/2007       24.601800         27.615072         5,304.2402
  01/01/2008    to  12/31/2008       27.615072         16.112618         2,925.4294
  01/01/2009    to  12/31/2009       16.112618         21.328810         3,185.8000
  01/01/2010    to  12/31/2010       21.328810         23.566313         2,857.9130
  01/01/2011    to  12/31/2011       23.566313         21.506687         2,417.5956
  01/01/2012    to  12/31/2012       21.506687         24.318664         2,275.2728
  01/01/2013    to  12/31/2013       24.318664         28.327325         2,451.4953
============   ==== ==========       =========         =========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       43.967239         47.819604           745.9480
  01/01/2005    to  12/31/2005       47.819604         49.535976         4,252.9095
  01/01/2006    to  12/31/2006       49.535976         58.293183         4,006.4906
  01/01/2007    to  12/31/2007       58.293183         57.917823         3,659.4928
  01/01/2008    to  12/31/2008       57.917823         32.495290           761.7135
  01/01/2009    to  12/31/2009       32.495290         41.411678           727.5900
  01/01/2010    to  12/31/2010       41.411678         46.694169           700.5489
  01/01/2011    to  12/31/2011       46.694169         46.117125         2,051.3152
  01/01/2012    to  12/31/2012       46.117125         52.961461         2,176.4311
  01/01/2013    to  12/31/2013       52.961461         66.425696         1,351.6169
============   ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.275514         24.423028         9,931.6985
  01/01/2005    to  12/31/2005       24.423028         26.401650        25,153.7669
  01/01/2006    to  12/31/2006       26.401650         31.461875        20,672.8692
  01/01/2007    to  12/31/2007       31.461875         35.637790        11,312.6355
  01/01/2008    to  12/31/2008       35.637790         20.846228         7,098.4038
  01/01/2009    to  12/31/2009       20.846228         28.030564         7,128.3500
  01/01/2010    to  12/31/2010       28.030564         29.815533         6,721.5857
  01/01/2011    to  12/31/2011       29.815533         26.143959         5,904.6083
  01/01/2012    to  12/31/2012       26.143959         30.326134         5,757.1169
  01/01/2013    to  12/31/2013       30.326134         36.590706         5,079.3524
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.026246          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
  01/01/2012    to  12/31/2012        9.370880         10.437432       109,050.8353
  01/01/2013    to  12/31/2013       10.437432         12.138922       158,408.2820
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.432410          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
  01/01/2012    to  12/31/2012        8.676032          9.887340       128,799.0664
  01/01/2013    to  12/31/2013        9.887340         12.137129       159,715.4004
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.629980          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
  01/01/2012    to  12/31/2012        9.830917         10.690383        68,612.4242
  01/01/2013    to  12/31/2013       10.690383         11.907408        53,012.5348
============   ==== ==========       =========         =========       ============
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893         10.479837             0.0000
  01/01/2013    to  12/31/2013       10.479837         11.428729        11,269.9055
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853         11.462767        14,504.6584
  01/01/2013    to  12/31/2013       11.462767         10.865597        13,010.2993
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071         10.211120        41,222.3487
  01/01/2013    to  12/31/2013       10.211120         11.051764        61,196.1518
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.424258         14.218141         133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296         120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910          89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964          82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766          82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545          68,899.2780
  01/01/2012    to  12/31/2012       12.778545         15.795183          56,467.9727
  01/01/2013    to  12/31/2013       15.795183         16.047387          54,014.0516
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       14.933150         20.407953           7,676.1676
  01/01/2005    to  04/30/2005       20.407953         19.541200               0.0000
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.502177          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534         285,432.3300
  01/01/2010    to  12/31/2010        5.923534          7.194651         288,489.7542
  01/01/2011    to  12/31/2011        7.194651          7.288773         251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367         233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716         237,682.1634
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516          14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.499951          8.286461         1,551.3443
  01/01/2005    to  12/31/2005        8.286461          8.692126         1,551.3443
  01/01/2006    to  04/30/2006        8.692126          9.069817         1,551.3443
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394        75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809        37,937.2778
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271        23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573        49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440        29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298        26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990        24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570        22,696.8097
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092       134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265       122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169        95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317        98,008.6052
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.223524         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130         212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736         187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817         182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300         165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946         134,849.2268
  01/01/2012    to  12/31/2012       14.739946         17.097538         109,243.3275
  01/01/2013    to  12/31/2013       17.097538         23.515801          95,319.1091
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.332967         13.993581          14,520.0855
  01/01/2005    to  04/30/2005       13.993581         11.997312               0.0000
============   ==== ==========       =========         =========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684          1.046433               0.0000
  01/01/2013    to  12/31/2013        1.046433          1.139546         121,309.5136
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745         241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277         212,340.3144
  01/01/2012    to  12/31/2012       22.880277         25.353812         194,343.8395
  01/01/2013    to  12/31/2013       25.353812         26.861582         165,445.7651
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       13.812031         14.788979          11,220.9335
  01/01/2005    to  04/30/2005       14.788979         14.294863               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  05/01/2004    to  12/31/2004       14.849635         15.931923               0.0000
  01/01/2005    to  04/30/2005       15.931923         15.296730               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008        10,384.0622
  01/01/2012    to  12/31/2012        9.734008          9.969859        11,760.1386
  01/01/2013    to  12/31/2013        9.969859          9.895765        10,843.9853
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682         2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752        12,076.5729
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024        59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323        43,697.9889
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.627398          8.115896        17,594.1835
  01/01/2005    to  12/31/2005        8.115896         10.147894        40,247.3676
  01/01/2006    to  12/31/2006       10.147894         12.754275        36,673.0059
  01/01/2007    to  12/31/2007       12.754275         16.115145        21,684.6794
  01/01/2008    to  04/25/2008       16.115145         14.646315             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051       202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584       191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702       186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650       172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302       166,321.0639
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969         8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950         7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369        22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470        24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801        25,491.8937
  01/01/2012    to  12/31/2012       12.067801         12.938431        14,338.8129
  01/01/2013    to  12/31/2013       12.938431         17.649116        14,138.2531
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007       437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687       431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031       412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614       430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852       333,921.5475
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       13.976263         14.394588        13,064.1492
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928             0.0000
  01/01/2010    to  12/31/2010       15.168928         17.254736         1,163.5509
  01/01/2011    to  12/31/2011       17.254736         16.105760         2,767.7242
  01/01/2012    to  12/31/2012       16.105760         17.440825         1,213.7024
  01/01/2013    to  12/31/2013       17.440825         22.710843         2,530.0192
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.505123         11.236317         8,070.8003
   01/01/2005                             to  12/31/2005       11.236317         11.632206        17,634.9674
   01/01/2006                             to  12/31/2006       11.632206         12.536329        23,604.9966
   01/01/2007                             to  12/31/2007       12.536329         12.259389        25,047.0725
   01/01/2008                             to  12/31/2008       12.259389          7.167903        19,566.9589
   01/01/2009                             to  05/01/2009        7.167903          7.075613             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.251352         15.265149           162.0794
=============                            ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.718421         10.847689         8,886.5983
   01/01/2013                             to  12/31/2013       10.847689         10.162484             0.0000
=============                            ==== ==========       =========         =========       ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214701         10.715574         3,255.7806
=============                            ==== ==========       =========         =========       ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010663          1.064484        18,092.0092
   01/01/2013                             to  12/31/2013        1.064484          1.150055        20,553.5808
=============                            ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.117411         2,037.4350
   01/01/2006                             to  12/31/2006       10.117411         11.091625        22,829.8775
   01/01/2007                             to  12/31/2007       11.091625         11.469258        69,815.5955
   01/01/2008                             to  12/31/2008       11.469258          8.432783        71,923.5862
   01/01/2009                             to  12/31/2009        8.432783         10.333264       132,301.2500
   01/01/2010                             to  12/31/2010       10.333264         11.379773       136,206.6114
   01/01/2011                             to  12/31/2011       11.379773         11.284525        98,475.4672
   01/01/2012                             to  12/31/2012       11.284525         12.493205        88,682.6905
   01/01/2013                             to  12/31/2013       12.493205         13.843251        90,157.5915
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.155537             0.0000
  01/01/2006    to  12/31/2006       10.155537         11.344850        17,513.4697
  01/01/2007    to  12/31/2007       11.344850         11.755582        33,061.0998
  01/01/2008    to  12/31/2008       11.755582          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943        36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250        39,500.3192
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.529947         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657       131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079       116,213.9961
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453           189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.180690          6.981901         591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318         445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999         372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011         336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980         318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171         228,074.6144
  01/01/2012    to  12/31/2012        9.631171         10.741882         198,851.3519
  01/01/2013    to  12/31/2013       10.741882         14.395139         192,862.2872
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.867701         14.131572         462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972         299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231         230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080         219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902         195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255         176,077.4655
  01/01/2012    to  12/31/2012       15.178255         17.569665         157,018.8103
  01/01/2013    to  12/31/2013       17.569665         22.832759         130,244.8333
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.074965         12.609500               0.0000
  01/01/2005    to  12/31/2005       12.609500         14.548836           4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341           4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514               0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848             625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204             625.1100
  01/01/2010    to  12/31/2010       11.722204         12.290858             625.1110
  01/01/2011    to  12/31/2011       12.290858          9.631917             625.1110
  01/01/2012    to  12/31/2012        9.631917         11.279936             625.1110
  01/01/2013    to  12/31/2013       11.279936         12.743081          12,598.7833
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       40.305838         40.312488           926.6569
   01/01/2005                             to  12/31/2005       40.312488         40.408096        11,468.5021
   01/01/2006                             to  12/31/2006       40.408096         41.289976        10,950.3513
   01/01/2007                             to  12/31/2007       41.289976         42.948359         3,865.0606
   01/01/2008                             to  12/31/2008       42.948359         40.593524         6,242.2139
   01/01/2009                             to  12/31/2009       40.593524         43.487373         3,752.6900
   01/01/2010                             to  12/31/2010       43.487373         46.112048         5,639.2894
   01/01/2011                             to  12/31/2011       46.112048         48.098979         5,563.1659
   01/01/2012                             to  12/31/2012       48.098979         50.625234         5,044.0828
   01/01/2013                             to  12/31/2013       50.625234         49.171861         5,036.7412
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.415159         10.576973             0.0000
   01/01/2010                             to  12/31/2010       10.576973         12.434974             0.0000
   01/01/2011                             to  12/31/2011       12.434974         11.109835             0.0000
   01/01/2012                             to  12/31/2012       11.109835         12.466267           894.9420
   01/01/2013                             to  12/31/2013       12.466267         16.417327           894.9420
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.171468         13.963702             0.0000
   01/01/2007                             to  12/31/2007       13.963702         15.332447             0.0000
   01/01/2008                             to  12/31/2008       15.332447          8.628179             0.0000
   01/01/2009                             to  05/01/2009        8.628179          8.192498             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.445320         15.046857             0.0000
   01/01/2008                             to  12/31/2008       15.046857          8.456209             0.0000
   01/01/2009                             to  05/01/2009        8.456209          8.024685             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       18.567621         19.814670             0.0000
   01/01/2005                             to  12/31/2005       19.814670         21.110699             0.0000
   01/01/2006                             to  12/31/2006       21.110699         21.969305             0.0000
   01/01/2007                             to  04/27/2007       21.969305         23.392674             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994       1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473         769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225         674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130         594,688.6211
  01/01/2012    to  12/31/2012        9.885130          9.698069         282,712.8314
  01/01/2013    to  12/31/2013        9.698069          9.515538         270,137.9449
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.834948          9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580         803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658         737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141         674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763         559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053         474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680         419,921.7343
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.545673         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384         454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135         408,433.1136
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.747306          8.199570         1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977           892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595           910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273           808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726           694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833           633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296           564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428           447,345.5818
  01/01/2012    to  04/27/2012        7.748428          8.702779                 0.0000
============   ==== ==========       =========         =========         ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.679209          9.577756             4,839.9460
  01/01/2005    to  12/31/2005        9.577756          9.810686            45,453.9805
  01/01/2006    to  12/31/2006        9.810686         10.562205            52,922.5019
  01/01/2007    to  12/31/2007       10.562205         10.809461            30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256            16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452            20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380            18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595            16,060.0629
  01/01/2012    to  12/31/2012       10.289595         11.194703            14,874.6328
  01/01/2013    to  12/31/2013       11.194703         16.298229            14,615.1791
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.701841         11.455096           206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028           179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947           150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703           126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674           147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722           147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548           128,740.9148
  01/01/2012    to  12/31/2012       11.360548         12.865299           120,633.2465
  01/01/2013    to  12/31/2013       12.865299         16.624657           115,171.0980
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.805739         17.723119         1,222.1236
  01/01/2005    to  12/31/2005       17.723119         18.070456         1,641.7435
  01/01/2006    to  12/31/2006       18.070456         20.646753         1,362.6289
  01/01/2007    to  12/31/2007       20.646753         19.508247         1,863.6587
  01/01/2008    to  12/31/2008       19.508247         11.760306         1,645.8059
  01/01/2009    to  12/31/2009       11.760306         13.019861         1,645.8100
  01/01/2010    to  12/31/2010       13.019861         15.501370         1,645.8059
  01/01/2011    to  12/31/2011       15.501370         16.047806         1,645.8059
  01/01/2012    to  12/31/2012       16.047806         17.279813         2,195.1777
  01/01/2013    to  12/31/2013       17.279813         23.429557        66,920.2564
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.191695         15.202206       127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464       115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579       114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019       109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741       107,341.0730
  01/01/2012    to  12/31/2012       13.835741         14.291465        92,763.4835
  01/01/2013    to  04/26/2013       14.291465         15.471275             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303           401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.864795         11.734328        24,721.9804
  01/01/2005    to  12/31/2005       11.734328         12.242665        55,221.6127
  01/01/2006    to  12/31/2006       12.242665         13.560394       110,561.2758
  01/01/2007    to  12/31/2007       13.560394         14.527575        47,218.7462
  01/01/2008    to  12/31/2008       14.527575          8.266781        36,838.5979
  01/01/2009    to  12/31/2009        8.266781         11.602046        36,142.4400
  01/01/2010    to  12/31/2010       11.602046         13.289891        33,740.3895
  01/01/2011    to  12/31/2011       13.289891         12.866159        30,641.1739
  01/01/2012    to  12/31/2012       12.866159         14.980079        23,165.4704
  01/01/2013    to  12/31/2013       14.980079         20.396540        54,211.1534
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       46.042512         47.681186         8,475.3099
  01/01/2005    to  12/31/2005       47.681186         49.360843        21,155.8590
  01/01/2006    to  04/30/2006       49.360843         51.486019        23,357.0427
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945157         12.692750           342.5621
  01/01/2005    to  12/31/2005       12.692750         13.789115           482.5501
  01/01/2006    to  12/31/2006       13.789115         14.021175           454.7855
  01/01/2007    to  12/31/2007       14.021175         15.067202           430.6295
  01/01/2008    to  12/31/2008       15.067202          9.413845           398.9156
  01/01/2009    to  12/31/2009        9.413845         12.805266           361.6300
  01/01/2010    to  12/31/2010       12.805266         16.919654           332.2342
  01/01/2011    to  12/31/2011       16.919654         16.842100             3.5673
  01/01/2012    to  12/31/2012       16.842100         19.152244             3.5491
  01/01/2013    to  12/31/2013       19.152244         27.092679         1,101.3541
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.791140         18.798576             0.0000
  01/01/2005    to  12/31/2005       18.798576         18.918267         6,430.6321
  01/01/2006    to  12/31/2006       18.918267         19.458894         6,526.1565
  01/01/2007    to  12/31/2007       19.458894         19.797824         6,753.0942
  01/01/2008    to  12/31/2008       19.797824         16.467214             0.0000
  01/01/2009    to  12/31/2009       16.467214         21.310523             0.0000
  01/01/2010    to  12/31/2010       21.310523         23.513917             0.0000
  01/01/2011    to  12/31/2011       23.513917         24.418844         2,220.4119
  01/01/2012    to  12/31/2012       24.418844         26.662506         4,151.0734
  01/01/2013    to  12/31/2013       26.662506         26.377014         3,277.1888
============   ==== ==========       =========         =========        ===========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.512421         12.439516           124.3676
  01/01/2005    to  12/31/2005       12.439516         12.709595         9,943.7623
  01/01/2006    to  12/31/2006       12.709595         13.606588        14,828.3558
  01/01/2007    to  12/31/2007       13.606588         13.817546         5,945.7201
  01/01/2008    to  12/31/2008       13.817546         10.369482         5,086.2924
  01/01/2009    to  12/31/2009       10.369482         14.271125         4,867.9500
  01/01/2010    to  12/31/2010       14.271125         16.028055         4,450.9346
  01/01/2011    to  12/31/2011       16.028055         16.252344         3,986.9977
  01/01/2012    to  12/31/2012       16.252344         18.224731         4,163.4016
  01/01/2013    to  12/31/2013       18.224731         18.907168         3,799.0440
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.788139         11.816788           269.4674
  01/01/2005    to  12/31/2005       11.816788         11.712494           269.4674
  01/01/2006    to  12/31/2006       11.712494         11.949803           269.4674
  01/01/2007    to  12/31/2007       11.949803         12.588195           269.4674
  01/01/2008    to  12/31/2008       12.588195         12.299047        12,647.2105
  01/01/2009    to  12/31/2009       12.299047         13.675088         2,752.3100
  01/01/2010    to  12/31/2010       13.675088         14.127371         2,746.2427
  01/01/2011    to  12/31/2011       14.127371         14.015805         6,137.3308
  01/01/2012    to  12/31/2012       14.015805         14.555342         6,802.0292
  01/01/2013    to  12/31/2013       14.555342         14.262078         3,397.7522
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.597247         12.611500           319.8593
  01/01/2005    to  12/31/2005       12.611500         12.806465           319.8593
  01/01/2006    to  12/31/2006       12.806465         14.438355           319.8593
  01/01/2007    to  12/31/2007       14.438355         15.136492           319.8593
  01/01/2008    to  12/31/2008       15.136492          8.519743           319.8593
  01/01/2009    to  07/17/2009        8.519743          8.451804             0.0000
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       12.912601         14.607642           121.1437
  01/01/2011    to  12/31/2011       14.607642         13.604676           121.0240
  01/01/2012    to  12/31/2012       13.604676         15.584364           120.9232
  01/01/2013    to  12/31/2013       15.584364         20.863295           817.4024
============   ==== ==========       =========         =========        ===========
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       11.864131         13.471321           125.6145
  01/01/2005    to  12/31/2005       13.471321         14.824452           121.7053
  01/01/2006    to  12/31/2006       14.824452         15.339203           121.5971
  01/01/2007    to  12/31/2007       15.339203         15.622210           121.5067
  01/01/2008    to  12/31/2008       15.622210          8.346167           121.3809
  01/01/2009    to  12/31/2009        8.346167         11.362155           121.2600
  01/01/2010    to  09/24/2010       11.362155         12.956975             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.667259          7.562984         697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201         601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762         598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724         574,376.1933
  01/01/2012    to  12/31/2012       10.402724         11.914653         574,542.6876
  01/01/2013    to  12/31/2013       11.914653         15.140008         545,171.9191
============   ==== ==========       =========         =========       ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.307276          76,008.9107
  01/01/2007    to  12/31/2007       10.307276         11.001222         165,051.9380
  01/01/2008    to  11/07/2008       11.001222          6.643334               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.299198          8.243149       4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836       4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201       4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644       3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587       3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171       2,939,172.6375
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000         10.193383         157,630.6088
  01/01/2007    to  12/31/2007       10.193383         10.642630         568,103.2730
  01/01/2008    to  11/07/2008       10.642630          7.294075               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211       1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478       1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449       1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887       1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442       1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503       1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086       1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012       1,349,392.9540
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.008494          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357         3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984         3,382,356.8704
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.229648            96,957.4052
  01/01/2007    to  12/31/2007       10.229648         10.833360           412,212.7150
  01/01/2008    to  11/07/2008       10.833360          6.886100                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194         1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995         1,677,188.0374
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002) (formerly Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (d) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust;
(f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1,

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg.
TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1,
2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following Investment Portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust;
(e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B)

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series
Fund: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS (Reg. TM) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).



Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio


o Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.


FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 (Reg. TM) Index.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN VIP FUND (formerly Templeton Foreign Securities Fund)


INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.



MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER -  OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND



Metropolitan Series Fund is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Metropolitan Series Fund is a mutual fund with multiple portfolios. The following portfolios are available under the contract:




BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.



T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


PIMCO HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PIMCO LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT MULTI-CAP GROWTH FUND


INVESTMENT OBJECTIVE: The Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust Portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);

   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2014             $100,000
    B    Account Value                           10/1/2015 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2015             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2015             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2015          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2016 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2016             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2016          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2016             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2016             $  9,000
    G    Percentage Reduction in Account                 10/2/2016                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2016             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2016          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2016          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2016             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio
         (formerly BlackRock Large Cap Core Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")

METROPOLITAN SERIES FUND:

     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Asset Allocation 100 Portfolio
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 24
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Lifetime Income Solution and
       Guaranteed Minimum Income Benefit
       - Rider Charge................... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit
       - Rider Charge................... 36
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
       Withdrawal Charge................ 38
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39
     Annuity Options.................... 40
     Variable Annuity Payments.......... 41


     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or
       Transfers........................ 44
7. LIVING BENEFITS...................... 44
     Overview of Living Benefit Riders.. 44
     Guaranteed Income Benefits......... 44
     Description of LIS Plus II......... 46
     Description of LIS Plus I.......... 52
     Description of LIS................. 53
     Guaranteed Withdrawal Benefits..... 54
     Description of the Lifetime
       Withdrawal Guarantee II.......... 56
     Description of the Lifetime
       Withdrawal Guarantee I........... 62
     Description of the Guaranteed
       Withdrawal Benefit I............. 63
8. PERFORMANCE.......................... 66
9. DEATH BENEFIT........................ 67
     Upon Your Death.................... 67
     Standard Death Benefit - Principal
       Protection....................... 68
     Optional Death Benefit - Annual
       Step-Up.......................... 68
     Optional Death Benefit - Enhanced
       Death Benefit II................. 68
     Optional Death Benefit -
       Compounded-Plus.................. 73
     Additional Death Benefit -
       Earnings Preservation Benefit.... 74
     General Death Benefit Provisions... 74
     Spousal Continuation............... 75
     Death of the Annuitant............. 75
     Controlled Payout.................. 76
10. FEDERAL INCOME TAX STATUS........... 76
     Non-Qualified Contracts............ 76
     Qualified Contracts................ 80
11. OTHER INFORMATION................... 86
     MetLife Investors.................. 86
     The Separate Account............... 87
     Distributor........................ 87
     Selling Firms...................... 88
     Requests and Elections............. 89
     Ownership.......................... 90
     Legal Proceedings.................. 91
     Financial Statements............... 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  91
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Examples.. E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 57 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 40
Beneficiary.............................................................. 90
Benefit Base............................................................. 63
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 69
Fixed Account............................................................ 17
Good Order............................................................... 89
Guaranteed Withdrawal Amount............................................. 64
GWB Withdrawal Rate...................................................... 64
Income Base............................................. 46 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 90
Owner.................................................................... 90
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 56
Separate Account......................................................... 87
Total Guaranteed Withdrawal Amount....................................... 56

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the

Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).


Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base
  (Note 2))
  LIS Plus II and LIS Plus I - maximum   1.50%
  charge
  LIS Plus II and LIS Plus I - current   1.00%
  charge

  LIS                                    0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.25%
  Single Life version - current charge   0.65%
  Joint Life version - maximum charge    1.50%
  Joint Life version - current charge    0.85%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed     0.25%
  Withdrawal Amount (Note 4))

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 5))

  Enhanced Death Benefit II - maximum    1.50%
  charge
  Enhanced Death Benefit II (issue age   0.60%
  69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
  70-75) - current charge

--------------------------------------------------------------------------------




Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.58%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)




--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
  Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 JP Morgan Global Active Allocation        0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.25%          0.06%      0.04%      1.12%       0.09%         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
  Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.67%        0.25%          0.08%      0.00%      1.00%       0.03%         0.97%
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.00%          0.05%      0.00%      0.70%       0.04%         0.66%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -          0.63%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.59%        0.25%          0.03%      0.00%      0.87%       0.05%         0.82%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Bond Income Portfolio           0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.05%      0.00%      1.20%       0.09%         1.11%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.04%      0.00%      0.84%          -          0.84%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,266      (a)$2,255      (a)$3,246      (a)$5,910
    minimum       (b)$1,135      (b)$1,873      (b)$2,631      (b)$4,803


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$566      (a)$1,715      (a)$2,886      (a)$5,910
    minimum       (b)$435      (b)$1,333      (b)$2,271      (b)$4,803


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:





                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$917      (b)$1,208      (b)$1,502      (b)$2,433


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,062      (a)$1,794      (a)$3,717
    minimum       (b)$217        (b)$668      (b)$1,142      (b)$2,433


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other

Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds Global Growth Fund
     American Funds Growth Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Total Return Portfolio
     MFS (Reg. TM) Value Portfolio
     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio
     WMC Large Cap Research Portfolio



Platform 3
----------



     Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund
     Clarion Global Real Estate Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB, GWB I, AND LIFETIME WITHDRAWAL GUARANTEE I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.

Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 53 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS



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(INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE
SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio
         (formerly BlackRock Large Cap Core Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




                                       26

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     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



     MetLife Asset Allocation 100 Portfolio
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close



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


of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after



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the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the JPMorgan Small Cap Value Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Dimensional International Small Company Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Neuberger Berman Genesis Portfolio, the Oppenheimer Global Equity Portfolio, the Pioneer Strategic Income Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See ""Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I") on the contract anniversary.


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the

Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT I RIDER - RIDER CHARGE. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I").


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same

Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the



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transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment



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performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than



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ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



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o  The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal



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must be for at least $500, or your entire interest in the Investment Portfolio,
Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



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SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)


The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and



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still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed

Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or

(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.

(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------

o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision
     a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


     (1) The rider charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not



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


          exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary prior to your 86th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 86th birthday);


    we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(11)    Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the LIS rider.



(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS


We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY

REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed

Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



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


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the



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first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long



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term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining



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     Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract



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purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    AQR Global Risk Balanced Portfolio


    (d)    Barclays Aggregate Bond Index Portfolio


    (e)    BlackRock Global Tactical Strategies Portfolio


    (f)    BlackRock Money Market Portfolio


    (g)    Invesco Balanced-Risk Allocation Portfolio


    (h)    JPMorgan Global Active Allocation Portfolio


    (i)    MetLife Asset Allocation 20 Portfolio


    (j)    MetLife Asset Allocation 40 Portfolio


    (k)    MetLife Asset Allocation 60 Portfolio


    (l)    MetLife Asset Allocation 80 Portfolio


    (m)    MetLife Balanced Plus Portfolio


    (n)    MetLife Multi-Index Targeted Risk Portfolio


    (o)    PanAgora Global Diversified Risk Portfolio


    (p)    Pyramis (Reg. TM) Government Income Portfolio




    (q)    Pyramis (Reg. TM) Managed Risk Portfolio


    (r)    Schroders Global Multi-Asset Portfolio


    (s)    SSgA Growth and Income ETF Portfolio


    (t)    SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


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o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the



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Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.
If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the termination of your contract; or


(7)    the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less



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frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified
Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for



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the periods commencing from the date on which the particular Investment
Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required



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Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any



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other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.



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On the first contract anniversary, "at the beginning of the Contract Year"
means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit II rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate



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basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT,
WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE
TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may



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elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a



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proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the



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


          annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age              Percentage
----------------------    ----------
   Ages 69 or younger        40%
   Ages 70-79                25%
   Ages 80 and above          0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under



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an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in



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the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.




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



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining




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Guaranteed Withdrawal Amount (for the Lifetime Withdrdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio




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of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the




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timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to




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earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic




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relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another




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provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit




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income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your




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deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and



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(2)    10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance




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Company (MetLife Investors USA), MetLife Insurance Company of Connecticut
(MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.




For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority




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(FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the Investment Portfolio prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions


     Additional Federal Tax Considerations


     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.235947         26.149010           861.5671
  01/01/2007    to  12/31/2007       26.149010         29.641952        11,517.4827
  01/01/2008    to  12/31/2008       29.641952         18.025780        41,611.8524
  01/01/2009    to  12/31/2009       18.025780         25.320193        90,301.0800
  01/01/2010    to  12/31/2010       25.320193         27.929048       160,043.7115
  01/01/2011    to  12/31/2011       27.929048         25.119218       194,644.1105
  01/01/2012    to  12/31/2012       25.119218         30.387172       179,917.6968
  01/01/2013    to  12/31/2013       30.387172         38.746614       158,061.3288
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.313630         16.369128        10,521.5477
  01/01/2009    to  12/31/2009       16.369128         26.061916        23,496.3200
  01/01/2010    to  12/31/2010       26.061916         31.491718        39,475.0448
  01/01/2011    to  12/31/2011       31.491718         25.134436        57,839.0416
  01/01/2012    to  12/31/2012       25.134436         29.317829        55,910.4966
  01/01/2013    to  12/31/2013       29.317829         37.122995        49,500.8225
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      172.887356        100.034860         5,404.8232
  01/01/2009    to  12/31/2009      100.034860        137.659399        19,333.3600
  01/01/2010    to  12/31/2010      137.659399        161.266585        31,218.7574
  01/01/2011    to  12/31/2011      161.266585        152.379594        36,559.3434
  01/01/2012    to  12/31/2012      152.379594        177.310130        34,557.4614
  01/01/2013    to  12/31/2013      177.310130        227.705755        31,206.2381
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963        38,442.7246
  01/01/2013    to  12/31/2013       10.585963         11.613923        79,612.9892
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699       179,700.9755
  01/01/2013    to  12/31/2013       11.580699         11.043464        85,875.1020
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536       210,684.7251
  01/01/2013    to  12/31/2013       10.314536         11.230860       455,726.0765
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.607704         18.432949       126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711       153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670        75,345.9362
  01/01/2012    to  12/31/2012       21.280670         24.479242        93,020.2725
  01/01/2013    to  12/31/2013       24.479242         26.418292        97,736.2083
============   ==== ==========       =========         =========       ============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.160666          8.577288         1,831.1200
  01/01/2010    to  12/31/2010        8.577288          9.513432        23,429.4289
  01/01/2011    to  12/31/2011        9.513432          9.407265        33,444.3547
  01/01/2012    to  12/31/2012        9.407265         10.522094        36,763.5368
  01/01/2013    to  12/31/2013       10.522094         13.935732        28,284.1617
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.214073          9.419490       154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414       160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371       156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587       164,363.9824
  01/01/2012    to  12/31/2012       13.380587         16.639355       142,299.4059
  01/01/2013    to  12/31/2013       16.639355         17.006799       140,017.1389
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.555374          7.759761       182,272.4032
  01/01/2012    to  12/31/2012        7.759761          9.076542       185,207.8357
  01/01/2013    to  12/31/2013        9.076542         13.044951       289,589.7952
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916           20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877           22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552           31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860           52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722           88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968                0.0000
============   ==== ==========       =========         =========        ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710        1,970,136.2397
  01/01/2013    to  12/31/2013        1.048710          1.054430        1,436,191.3463
============   ==== ==========       =========         =========        ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927          508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028          730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695          586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136          582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319          654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646          694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573          660,317.2294
  01/01/2012    to  12/31/2012       10.070573         11.772115          591,194.3865
  01/01/2013    to  12/31/2013       11.772115         15.732268          551,040.8352
============   ==== ==========       =========         =========        ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379          199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591          540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108          559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461          532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283          498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355          484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885          457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934          413,436.2833
  01/01/2012    to  12/31/2012       24.690934         27.952215          338,253.9549
  01/01/2013    to  12/31/2013       27.952215         35.952829          277,223.5128
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758       190,883.9505
  01/01/2013    to  12/31/2013        1.050758          1.151141       376,549.3488
============   ==== ==========       =========         =========       ============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.316852          9.879708         2,385.3885
  01/01/2009    to  12/31/2009        9.879708         12.558113        17,609.4000
  01/01/2010    to  12/31/2010       12.558113         14.782097        25,578.7162
  01/01/2011    to  12/31/2011       14.782097         13.079663        28,260.0262
  01/01/2012    to  12/31/2012       13.079663         14.892696        24,367.5762
  01/01/2013    to  12/31/2013       14.892696         19.537069        19,157.5439
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434       587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741       519,164.0967
  01/01/2012    to  12/31/2012       24.357741         27.154250       463,516.9708
  01/01/2013    to  12/31/2013       27.154250         28.942193       334,692.1121
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621        34,235.0737
  01/01/2012    to  12/31/2012        9.773621         10.070996       130,255.8768
  01/01/2013    to  12/31/2013       10.070996         10.056309       183,163.3666
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.800194         12.221348        27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913        30,025.0902
  01/01/2012    to  12/31/2012       12.023913         13.563466        29,838.4637
  01/01/2013    to  12/31/2013       13.563466         13.527178        28,861.1622
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770       137,857.5184
  01/01/2013    to  12/31/2013       10.482770         11.833440       298,480.6318
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318        42,964.4413
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168       212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730       500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893       734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634       357,684.4013
  01/01/2012    to  12/31/2012       10.137634         11.896795       365,129.7129
  01/01/2013    to  12/31/2013       11.896795         11.158201       446,124.9504
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267       444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629       432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813       413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221       432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173       453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600       418,305.5153
  01/01/2012    to  12/31/2012       12.884600         14.842148       381,277.3753
  01/01/2013    to  12/31/2013       14.842148         17.471762       331,160.6856
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630        42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348        86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428       118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398       140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322       125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041       150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283       176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517       190,889.7965
  01/01/2012    to  12/31/2012       12.882517         13.895500       181,234.8733
  01/01/2013    to  12/31/2013       13.895500         19.068593       149,233.2577
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149        14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245        32,764.3849
  01/01/2007    to  12/31/2007       19.495245         20.447007        35,283.3058
  01/01/2008    to  12/31/2008       20.447007         11.996626        37,678.4671
  01/01/2009    to  12/31/2009       11.996626         16.554845        42,648.7700
  01/01/2010    to  12/31/2010       16.554845         18.943773        60,064.4788
  01/01/2011    to  12/31/2011       18.943773         17.127829        68,586.4460
  01/01/2012    to  12/31/2012       17.127829         20.485312        62,390.9625
  01/01/2013    to  12/31/2013       20.485312         25.703294       101,004.3146
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.573813         5,776.5837
  01/01/2009    to  12/31/2009        6.573813          8.605643        24,685.5000
  01/01/2010    to  12/31/2010        8.605643          9.145106        49,193.8736
  01/01/2011    to  12/31/2011        9.145106          8.404631       108,223.6557
  01/01/2012    to  12/31/2012        8.404631         10.138359       101,147.1116
  01/01/2013    to  04/26/2013       10.138359         10.781563             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.006765         18.820644        24,080.0341
  01/01/2007    to  12/31/2007       18.820644         19.012256        43,957.9671
  01/01/2008    to  12/31/2008       19.012256         10.823399        38,964.7134
  01/01/2009    to  12/31/2009       10.823399         14.006550        35,409.6600
  01/01/2010    to  12/31/2010       14.006550         14.848034        32,443.0967
  01/01/2011    to  04/29/2011       14.848034         16.571327             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
  01/01/2012    to  12/31/2012       16.810768         18.130822       3,621,705.7134
  01/01/2013    to  12/31/2013       18.130822         17.553861       2,480,474.9718
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734         104,369.7194
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.457266         19.948784             656.7938
  01/01/2007    to  12/31/2007       19.948784         20.675226           1,840.8951
  01/01/2008    to  12/31/2008       20.675226         13.706280           3,276.8055
  01/01/2009    to  12/31/2009       13.706280         16.760730         145,024.2600
  01/01/2010    to  12/31/2010       16.760730         19.228180         145,301.6829
  01/01/2011    to  12/31/2011       19.228180         18.117226         136,373.2185
  01/01/2012    to  12/31/2012       18.117226         19.775851         115,661.6843
  01/01/2013    to  12/31/2013       19.775851         25.977140          98,809.4714
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.632445         11.417835         144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041         368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189         440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697         422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889         388,134.6867
  01/01/2009    to  05/01/2009        7.460889          7.379561               0.0000
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205           2,027.5711
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.351894         19.075652              154.3586
  01/01/2007    to  12/31/2007       19.075652         20.079392            1,103.7190
  01/01/2008    to  12/31/2008       20.079392         17.690409            1,724.1334
  01/01/2009    to  12/31/2009       17.690409         23.239747            6,778.1500
  01/01/2010    to  12/31/2010       23.239747         25.732673           14,587.6628
  01/01/2011    to  12/31/2011       25.732673         26.322918           13,168.1152
  01/01/2012    to  12/31/2012       26.322918         29.001521           11,142.3231
  01/01/2013    to  12/31/2013       29.001521         29.069147           10,595.5134
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512           14,714.9789
  01/01/2013    to  12/31/2013       10.957512         10.327163           23,172.5086
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741            6,487.8784
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883          864,213.2742
  01/01/2013    to  12/31/2013        1.068883          1.161756        2,515,162.8295
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.135072         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,201,084.7539
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,265,991.1343
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.837293         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
  01/01/2012    to  12/31/2012       11.715944         13.049283        3,064,343.5324
  01/01/2013    to  12/31/2013       13.049283         14.546415        2,761,173.7369
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.791417         13.050909          354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186          468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028          498,093.5271
  01/01/2012    to  12/31/2012       15.230028         16.405011          502,546.6561
  01/01/2013    to  12/31/2013       16.405011         14.691194          463,377.5753
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816         319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221         457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630         428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476         429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240         411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866         360,610.0337
  01/01/2012    to  12/31/2012       46.809866         54.508674         317,553.3809
  01/01/2013    to  12/31/2013       54.508674         71.977697         268,672.1838
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756           1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076           3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262           3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029           6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766           6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339           5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051               0.0000
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.974762         13.688306             805.6921
  01/01/2005    to  12/31/2005       13.688306         15.888294          14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676          12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643          17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186          18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987          21,864.5000
  01/01/2010    to  12/31/2010       13.112987         13.831744          23,529.9071
  01/01/2011    to  12/31/2011       13.831744         10.904646          22,923.7016
  01/01/2012    to  12/31/2012       10.904646         12.847646          14,354.6929
  01/01/2013    to  12/31/2013       12.847646         14.601457         201,491.0416
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.065581         16.366043          24,707.0658
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.981915         46.209352           88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189          122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922           77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989           72,186.6628
  01/01/2009    to  12/31/2009       47.265989         50.940114           90,883.4000
  01/01/2010    to  12/31/2010       50.940114         54.339551          120,265.8542
  01/01/2011    to  12/31/2011       54.339551         57.021060          130,872.4351
  01/01/2012    to  12/31/2012       57.021060         60.378957          123,226.8025
  01/01/2013    to  12/31/2013       60.378957         58.998545          126,054.4856
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.129750         11.520590              644.7500
  01/01/2010    to  12/31/2010       11.520590         13.625764            6,047.7271
  01/01/2011    to  12/31/2011       13.625764         12.246868           10,303.1263
  01/01/2012    to  12/31/2012       12.246868         13.825231            9,848.3503
  01/01/2013    to  12/31/2013       13.825231         18.316513           17,696.2375
============   ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.763356         16.500598                0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744                0.0000
  01/01/2009    to  12/31/2009        9.341744          8.887754                0.0000
  01/01/2010    to  12/31/2010        8.887754          8.887754                0.0000
  01/01/2011    to  12/31/2011        8.887754          8.887754                0.0000
  01/01/2012    to  12/31/2012        8.887754          8.887754                0.0000
  01/01/2013    to  12/31/2013        8.887754          8.887754                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
  01/01/2012    to  12/31/2012       10.523629         10.386964          703,985.3055
  01/01/2013    to  12/31/2013       10.386964         10.252804          810,018.4087
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
  01/01/2012    to  12/31/2012       12.260793         13.638720        1,063,171.7343
  01/01/2013    to  12/31/2013       13.638720         17.976382        1,008,459.8663
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247          411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458          355,159.3390
  01/01/2012    to  12/31/2012       12.276458         14.002167          545,620.2428
  01/01/2013    to  12/31/2013       14.002167         18.898229          497,005.9457
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.962826          8.651885          466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873          614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771          537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204          510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238          458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780          442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075          394,919.7415
  01/01/2012    to  12/31/2012        8.249075          9.283200                0.0000
  01/01/2013    to  12/31/2013        9.283200          9.283200                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154           66,699.8018
  01/01/2005    to  04/30/2005        4.432154          4.077964              122.6102
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.631007         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795         212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575         194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270         185,371.8803
  01/01/2012    to  12/31/2012       10.970270         12.007454         152,177.7396
  01/01/2013    to  12/31/2013       12.007454         17.586589         115,891.9172
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.718625         14.281201           8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226           8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034          33,564.7410
  01/01/2012    to  12/31/2012       14.286034         16.625196          22,684.1041
  01/01/2013    to  12/31/2013       16.625196         20.940119          21,070.1712
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761          28,439.7743
  01/01/2005    to  12/31/2005       40.689761         41.310730         110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853         128,873.5002
  01/01/2007    to  12/31/2007       45.644853         46.907209         131,177.4256
  01/01/2008    to  12/31/2008       46.907209         35.952599         122,762.3213
  01/01/2009    to  12/31/2009       35.952599         41.983902         123,914.6900
  01/01/2010    to  12/31/2010       41.983902         45.502285         133,180.9153
  01/01/2011    to  12/31/2011       45.502285         45.885492         121,812.8118
  01/01/2012    to  12/31/2012       45.885492         50.411416         109,698.1156
  01/01/2013    to  12/31/2013       50.411416         59.065284          96,161.8251
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068           3,172.7078
  01/01/2009    to  12/31/2009       11.263068         13.406135          29,054.9700
  01/01/2010    to  12/31/2010       13.406135         14.712416         111,827.3428
  01/01/2011    to  12/31/2011       14.712416         14.615581         136,323.9431
  01/01/2012    to  12/31/2012       14.615581         16.779960         136,060.3641
  01/01/2013    to  12/31/2013       16.779960         22.424400         488,142.6052
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998575          6.604697        70,591.0452
   01/01/2009                             to  12/31/2009        6.604697          8.141697       370,610.8500
   01/01/2010                             to  12/31/2010        8.141697          8.922471       652,603.8249
   01/01/2011                             to  12/31/2011        8.922471          8.759302       764,814.1768
   01/01/2012                             to  12/31/2012        8.759302          9.848736       698,590.2703
   01/01/2013                             to  04/26/2013        9.848736         10.791833             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.331335         25.406323        93,561.1088
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.746898         15.756529       131,278.2056
   01/01/2008                             to  12/31/2008       15.756529          9.595726       153,906.5093
   01/01/2009                             to  12/31/2009        9.595726         12.953774       152,000.2600
   01/01/2010                             to  12/31/2010       12.953774         15.709433       142,323.9004
   01/01/2011                             to  12/31/2011       15.709433         14.688795       126,179.1685
   01/01/2012                             to  12/31/2012       14.688795         15.264435       122,573.7035
   01/01/2013                             to  04/26/2013       15.264435         16.556111             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.771613         14.819977         7,447.7792
   01/01/2005                             to  12/31/2005       14.819977         16.060762        11,015.6011
   01/01/2006                             to  12/31/2006       16.060762         18.171642        28,486.8134
   01/01/2007                             to  04/27/2007       18.171642         19.761608             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   05/01/2006                             to  12/31/2006       11.410889         12.093953           906.7515
   01/01/2007                             to  04/27/2007       12.093953         13.363463             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       15.934533         18.854763        23,302.8975
   01/01/2011                             to  12/31/2011       18.854763         15.508279        35,580.0950
   01/01/2012                             to  12/31/2012       15.508279         15.701587        38,479.6942
   01/01/2013                             to  12/31/2013       15.701587         17.165667        20,598.5399
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.035463         13.280968           45,450.4162
  01/01/2005    to  12/31/2005       13.280968         13.831712          153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421          191,567.9772
  01/01/2007    to  12/31/2007       16.226421         16.526295          194,003.6416
  01/01/2008    to  12/31/2008       16.526295         11.232259          168,819.5194
  01/01/2009    to  12/31/2009       11.232259         14.130637          139,289.2600
  01/01/2010    to  12/31/2010       14.130637         15.706597          125,500.4311
  01/01/2011    to  12/31/2011       15.706597         15.802055          106,421.4068
  01/01/2012    to  12/31/2012       15.802055         18.607861           87,978.6670
  01/01/2013    to  12/31/2013       18.607861         24.321573           72,563.4445
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.473677         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624        2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463        2,094,628.1203
  01/01/2012    to  12/31/2012       10.859463         12.512996        1,818,351.7610
  01/01/2013    to  12/31/2013       12.512996         15.995949        1,604,023.7150
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.531194         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908       16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420       16,989,816.7331
  01/01/2012    to  12/31/2012       11.647420         13.097782       16,300,284.3794
  01/01/2013    to  12/31/2013       13.097782         15.439211       15,113,912.2201
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825        2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191        2,925,213.1822
  01/01/2012    to  12/31/2012       12.218191         13.375464        2,824,903.5159
  01/01/2013    to  12/31/2013       13.375464         14.401451        2,245,304.8176
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.150898         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337        14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553        13,717,285.7434
  01/01/2012    to  12/31/2012       11.280553         12.884423        12,456,807.1299
  01/01/2013    to  12/31/2013       12.884423         16.013844        12,676,191.6422
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489           417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219         1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527         1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894         1,357,682.8017
  01/01/2012    to  12/31/2012        9.407894         10.783002         1,296,829.1911
  01/01/2013    to  04/26/2013       10.783002         11.612168                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944         4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244         4,757,301.0599
  01/01/2012    to  12/31/2012       12.055244         13.373515         4,563,756.9413
  01/01/2013    to  12/31/2013       13.373515         15.078692         4,404,433.0490
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       23.831437         24.675030             0.0000
  01/01/2007    to  12/31/2007       24.675030         27.802896         1,235.2419
  01/01/2008    to  12/31/2008       27.802896         16.805776         1,606.6364
  01/01/2009    to  12/31/2009       16.805776         23.465330         3,126.4100
  01/01/2010    to  12/31/2010       23.465330         25.728404         6,646.7231
  01/01/2011    to  12/31/2011       25.728404         23.001729         7,034.1588
  01/01/2012    to  12/31/2012       23.001729         27.658377         6,681.4235
  01/01/2013    to  12/31/2013       27.658377         35.056304         7,258.4782
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892             0.0000
  01/01/2009    to  12/31/2009       15.352892         24.297822           509.0400
  01/01/2010    to  12/31/2010       24.297822         29.184689         1,300.0699
  01/01/2011    to  12/31/2011       29.184689         23.153893         1,501.3126
  01/01/2012    to  12/31/2012       23.153893         26.845287         1,537.2300
  01/01/2013    to  12/31/2013       26.845287         33.789028         1,316.7910
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      149.491833         86.145837             0.0000
  01/01/2009    to  12/31/2009       86.145837        117.837458           599.4000
  01/01/2010    to  12/31/2010      117.837458        137.220465         1,961.8679
  01/01/2011    to  12/31/2011      137.220465        128.884433         2,313.3440
  01/01/2012    to  12/31/2012      128.884433        149.069557         2,343.3419
  01/01/2013    to  12/31/2013      149.069557        190.294107         2,257.9896
============   ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893         10.479837             0.0000
  01/01/2013    to  12/31/2013       10.479837         11.428729        11,269.9055
============   ==== ==========      ==========        ==========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853         11.462767        14,504.6584
  01/01/2013    to  12/31/2013       11.462767         10.865597        13,010.2993
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071         10.211120        41,222.3487
  01/01/2013    to  12/31/2013       10.211120         11.051764        61,196.1518
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.537264         17.014752        20,244.2300
  01/01/2010    to  12/31/2010       17.014752         19.327799        25,974.5991
  01/01/2011    to  12/31/2011       19.327799         19.409454        11,984.7256
  01/01/2012    to  12/31/2012       19.409454         22.192562        11,951.6746
  01/01/2013    to  12/31/2013       22.192562         23.807246        13,067.1305
============   ==== ==========       =========         =========       ============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.698105          7.991560         1,340.6300
  01/01/2010    to  12/31/2010        7.991560          8.810799         3,640.4658
  01/01/2011    to  12/31/2011        8.810799          8.660451         4,766.2345
  01/01/2012    to  12/31/2012        8.660451          9.628544         4,694.0143
  01/01/2013    to  12/31/2013        9.628544         12.676067         4,107.2564
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.806356          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766        82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545        68,899.2780
  01/01/2012    to  12/31/2012       12.778545         15.795183        56,467.9727
  01/01/2013    to  12/31/2013       15.795183         16.047387        54,014.0516
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.068179          7.288773       251,969.4597
  01/01/2012    to  12/31/2012        7.288773          8.474367       233,304.9387
  01/01/2013    to  12/31/2013        8.474367         12.106716       237,682.1634
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240        15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680        19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760        20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104        29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516        14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630          1.044394        75,401.1603
  01/01/2013    to  12/31/2013        1.044394          1.043809        37,937.2778
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604       115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092       134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265       122,356.7310
  01/01/2012    to  12/31/2012        9.680265         11.256169        95,769.4571
  01/01/2013    to  12/31/2013       11.256169         14.953317        98,008.6052
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271        23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573        49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284        33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550        32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440        29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298        26,960.7934
  01/01/2012    to  12/31/2012       22.651298         25.488990        24,377.7430
  01/01/2013    to  12/31/2013       25.488990         32.588570        22,696.8097
============   ==== ==========       =========         =========       ============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983         5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684          1.046433             0.0000
  01/01/2013    to  12/31/2013        1.046433          1.139546       121,309.5136
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.079996          9.664542             0.0000
  01/01/2009    to  12/31/2009        9.664542         12.211100           358.7600
  01/01/2010    to  12/31/2010       12.211100         14.287731         3,827.9669
  01/01/2011    to  12/31/2011       14.287731         12.566704         5,314.5673
  01/01/2012    to  12/31/2012       12.566704         14.222613         5,781.2129
  01/01/2013    to  12/31/2013       14.222613         18.546499         5,783.9629
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422       627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051       418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644       377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730       338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127       285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535       258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745       241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277       212,340.3144
  01/01/2012    to  12/31/2012       22.880277         25.353812       194,343.8395
  01/01/2013    to  12/31/2013       25.353812         26.861582       165,445.7651
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983         5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815        16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066        18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008        10,384.0622
  01/01/2012    to  12/31/2012        9.734008          9.969859        11,760.1386
  01/01/2013    to  12/31/2013        9.969859          9.895765        10,843.9853
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.729080         12.099496             0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988             0.0000
  01/01/2012    to  12/31/2012       11.832988         13.267839             0.0000
  01/01/2013    to  12/31/2013       13.267839         13.153181             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891         10.377682         2,885.8704
  01/01/2013    to  12/31/2013       10.377682         11.644752        12,076.5729
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106          1.122470             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
  01/01/2012    to  12/31/2012        9.797930         11.429024        59,347.9265
  01/01/2013    to  12/31/2013       11.429024         10.655323        43,697.9889
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051       202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584       191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702       186,638.6378
  01/01/2012    to  12/31/2012       12.102702         13.857650       172,469.4998
  01/01/2013    to  12/31/2013       13.857650         16.215302       166,321.0639
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969         8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950         7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369        22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470        24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801        25,491.8937
  01/01/2012    to  12/31/2012       12.067801         12.938431        14,338.8129
  01/01/2013    to  12/31/2013       12.938431         17.649116        14,138.2531
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065         1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755         2,839.0222
  01/01/2007    to  12/31/2007       18.378755         19.160064         3,908.5093
  01/01/2008    to  12/31/2008       19.160064         11.173950         3,300.1700
  01/01/2009    to  12/31/2009       11.173950         15.327336         2,786.6600
  01/01/2010    to  12/31/2010       15.327336         17.434330         5,382.5515
  01/01/2011    to  12/31/2011       17.434330         15.668891         5,521.4738
  01/01/2012    to  12/31/2012       15.668891         18.627747         5,602.1585
  01/01/2013    to  12/31/2013       18.627747         23.232852        11,774.8658
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          6.546666             0.0000
  01/01/2009    to  12/31/2009        6.546666          8.518843         5,520.3700
  01/01/2010    to  12/31/2010        8.518843          8.998757         9,661.2341
  01/01/2011    to  12/31/2011        8.998757          8.220717        13,908.4197
  01/01/2012    to  12/31/2012        8.220717          9.856902        13,059.6101
  01/01/2013    to  04/26/2013        9.856902         10.462272             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.705508         18.413863         2,128.7603
  01/01/2007    to  12/31/2007       18.413863         18.489436         4,096.4406
  01/01/2008    to  12/31/2008       18.489436         10.462470         4,366.4327
  01/01/2009    to  12/31/2009       10.462470         13.458480         3,641.6500
  01/01/2010    to  12/31/2010       13.458480         14.181769         2,194.9966
  01/01/2011    to  04/29/2011       14.181769         15.796821             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
============   ==== ==========       =========         =========       ============
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007       437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687       431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031       412,049.5206
  01/01/2012    to  12/31/2012       15.791031         16.928614       430,198.5872
  01/01/2013    to  12/31/2013       16.928614         16.291852       333,921.5475
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       13.976263         14.394588        13,064.1492
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.150191         18.462497             0.0000
  01/01/2007    to  12/31/2007       18.462497         19.019708             0.0000
  01/01/2008    to  12/31/2008       19.019708         12.532986             0.0000
  01/01/2009    to  12/31/2009       12.532986         15.234270         9,438.8300
  01/01/2010    to  12/31/2010       15.234270         17.372554        13,763.8600
  01/01/2011    to  12/31/2011       17.372554         16.271072        13,353.0325
  01/01/2012    to  12/31/2012       16.271072         17.653893        12,530.8070
  01/01/2013    to  12/31/2013       17.653893         23.051166         9,850.1642
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.505123         11.236317         8,070.8003
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389        25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903        19,566.9589
  01/01/2009    to  05/01/2009        7.167903          7.075613             0.0000
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.251352         15.265149           162.0794
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.434985         18.050638             0.0000
  01/01/2007    to  12/31/2007       18.050638         18.886190             0.0000
  01/01/2008    to  12/31/2008       18.886190         16.539335         1,356.7035
  01/01/2009    to  12/31/2009       16.539335         21.597754         1,355.3400
  01/01/2010    to  12/31/2010       21.597754         23.771560         3,577.0175
  01/01/2011    to  12/31/2011       23.771560         24.171770         3,564.8298
  01/01/2012    to  12/31/2012       24.171770         26.471371         3,611.7388
  01/01/2013    to  12/31/2013       26.471371         26.374371         2,296.8528
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421         10.847689         8,886.5983
  01/01/2013    to  12/31/2013       10.847689         10.162484             0.0000
============   ==== ==========       =========         =========        ===========
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701         10.715574         3,255.7806
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663          1.064484        18,092.0092
  01/01/2013    to  12/31/2013        1.064484          1.150055        20,553.5808
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.961339          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
  01/01/2012    to  12/31/2012       10.533663         11.887943        36,787.4043
  01/01/2013    to  12/31/2013       11.887943         13.772250        39,500.3192
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.648611         10.333264         132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773         136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525          98,475.4672
  01/01/2012    to  12/31/2012       11.284525         12.493205          88,682.6905
  01/01/2013    to  12/31/2013       12.493205         13.843251          90,157.5915
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.373561         12.538680         303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567         279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039         263,365.7084
  01/01/2012    to  12/31/2012       14.458039         15.479838         227,580.5466
  01/01/2013    to  12/31/2013       15.479838         13.779703         190,105.3094
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.529947         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089         206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743         186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910         153,239.0111
  01/01/2012    to  12/31/2012       43.968910         50.892657         131,865.3781
  01/01/2013    to  12/31/2013       50.892657         66.801079         116,213.9961
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       41.168501         44.539971             189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065             254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969             461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079           1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605             461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453             189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.074965         12.609500             0.0000
  01/01/2005    to  12/31/2005       12.609500         14.548836         4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341         4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514             0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848           625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204           625.1100
  01/01/2010    to  12/31/2010       11.722204         12.290858           625.1110
  01/01/2011    to  12/31/2011       12.290858          9.631917           625.1110
  01/01/2012    to  12/31/2012        9.631917         11.279936           625.1110
  01/01/2013    to  12/31/2013       11.279936         12.743081        12,598.7833
============   ==== ==========       =========         =========        ===========
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.645795         14.943885         9,375.5481
============   ==== ==========       =========         =========        ===========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       40.369489         40.408096        11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976        10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359         3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524         6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373         3,752.6900
  01/01/2010    to  12/31/2010       43.487373         46.112048         5,639.2894
  01/01/2011    to  12/31/2011       46.112048         48.098979         5,563.1659
  01/01/2012    to  12/31/2012       48.098979         50.625234         5,044.0828
  01/01/2013    to  12/31/2013       50.625234         49.171861         5,036.7412
============   ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.415159         10.576973             0.0000
  01/01/2010    to  12/31/2010       10.576973         12.434974             0.0000
  01/01/2011    to  12/31/2011       12.434974         11.109835             0.0000
  01/01/2012    to  12/31/2012       11.109835         12.466267           894.9420
  01/01/2013    to  12/31/2013       12.466267         16.417327           894.9420
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.706516         15.332447                0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179                0.0000
  01/01/2009    to  12/31/2009        8.628179          8.192498                0.0000
  01/01/2010    to  12/31/2010        8.192498          8.192498                0.0000
  01/01/2011    to  12/31/2011        8.192498          8.192498                0.0000
  01/01/2012    to  12/31/2012        8.192498          8.192498                0.0000
  01/01/2013    to  12/31/2013        8.192498          8.192498                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225          674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130          594,688.6211
  01/01/2012    to  12/31/2012        9.885130          9.698069          282,712.8314
  01/01/2013    to  12/31/2013        9.698069          9.515538          270,137.9449
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.834948          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141          674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763          559,819.5251
  01/01/2012    to  12/31/2012       11.516763         12.734053          474,301.8288
  01/01/2013    to  12/31/2013       12.734053         16.683680          419,921.7343
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
  01/01/2012    to  12/31/2012       11.595850         13.146384         454,811.1645
  01/01/2013    to  12/31/2013       13.146384         17.637135         408,433.1136
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.784877          8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595         910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273         808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726         694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833         633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296         564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428         447,345.5818
  01/01/2012    to  12/31/2012        7.748428          8.702779               0.0000
  01/01/2013    to  12/31/2013        8.702779          8.702779               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.141757          4.309501           6,360.6321
  01/01/2005    to  04/30/2005        4.309501          3.957356               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.219625         10.809461          30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256          16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452          20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380          18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595          16,060.0629
  01/01/2012    to  12/31/2012       10.289595         11.194703          14,874.6328
  01/01/2013    to  12/31/2013       11.194703         16.298229          14,615.1791
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840         14.181330               0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883             673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102           1,015.6189
  01/01/2012    to  12/31/2012       14.017102         16.214180             920.8997
  01/01/2013    to  12/31/2013       16.214180         20.300375           4,893.3457
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       33.766553         36.594443         2,118.7586
  01/01/2005    to  12/31/2005       36.594443         36.931300         5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578         5,855.1558
  01/01/2007    to  12/31/2007       40.562578         41.433691         5,898.2124
  01/01/2008    to  12/31/2008       41.433691         31.566599         5,639.6123
  01/01/2009    to  12/31/2009       31.566599         36.641658         7,198.0200
  01/01/2010    to  12/31/2010       36.641658         39.474934         7,713.7945
  01/01/2011    to  12/31/2011       39.474934         39.569828         8,338.9754
  01/01/2012    to  12/31/2012       39.569828         43.211437         8,252.0160
  01/01/2013    to  12/31/2013       43.211437         50.326589         7,683.0519
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.219753         10.578000             0.0000
  01/01/2009    to  12/31/2009       10.578000         12.515385         3,590.1400
  01/01/2010    to  12/31/2010       12.515385         13.652775        17,098.0883
  01/01/2011    to  12/31/2011       13.652775         13.481944        18,779.1605
  01/01/2012    to  12/31/2012       13.481944         15.385394        18,627.7935
  01/01/2013    to  12/31/2013       15.385394         20.437846        52,014.1326
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          6.577412         1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563        16,371.4500
  01/01/2010    to  12/31/2010        8.059563          8.779668        64,159.7725
  01/01/2011    to  12/31/2011        8.779668          8.567648        64,238.6160
  01/01/2012    to  12/31/2012        8.567648          9.575332        63,956.2691
  01/01/2013    to  04/26/2013        9.575332         10.472267             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.825288         23.429557        66,920.2564
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.191695         15.202206       127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464       115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579       114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019       109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741       107,341.0730
  01/01/2012    to  12/31/2012       13.835741         14.291465        92,763.4835
  01/01/2013    to  04/26/2013       14.291465         15.471275             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303           401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.340238         11.971352             0.0000
  01/01/2007    to  04/27/2007       11.971352         13.202176             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.791157         18.610935             0.0000
  01/01/2011    to  12/31/2011       18.610935         15.216237             0.0000
  01/01/2012    to  12/31/2012       15.216237         15.313235             0.0000
  01/01/2013    to  12/31/2013       15.313235         16.640946             0.0000
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       11.962766         13.148348         3,113.5850
  01/01/2005    to  12/31/2005       13.148348         13.611929         7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366         9,619.8455
  01/01/2007    to  12/31/2007       15.873366         16.069469         9,265.9035
  01/01/2008    to  12/31/2008       16.069469         10.856102         8,543.4217
  01/01/2009    to  12/31/2009       10.856102         13.575708         6,344.7400
  01/01/2010    to  12/31/2010       13.575708         14.999589         6,100.6354
  01/01/2011    to  12/31/2011       14.999589         15.000652         5,789.3690
  01/01/2012    to  12/31/2012       15.000652         17.557982         5,033.8595
  01/01/2013    to  12/31/2013       17.557982         22.812142         4,364.6098
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.362703         12.903002       982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293       602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984       697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201       601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762       598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724       574,376.1933
  01/01/2012    to  12/31/2012       10.402724         11.914653       574,542.6876
  01/01/2013    to  12/31/2013       11.914653         15.140008       545,171.9191
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.428580         11.996419         4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089         4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149         4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836         4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201         4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644         3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644         12.471587         3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587         14.613171         2,939,172.6375
============   ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211         1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478         1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449         1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887         1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442         1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503         1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503         12.736086         1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086         13.631012         1,349,392.9540
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.042783         12.648785         4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010         4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138         12.268357         3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357         15.156984         3,382,356.8704
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918          7.009436             5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161            15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299            36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085            33,200.1687
  01/01/2012    to  12/31/2012        9.202085         10.483706            34,333.8457
  01/01/2013    to  04/26/2013       10.483706         11.268352                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371         12.734194         1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194         14.271995         1,677,188.0374
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

America's Value Portfolio (Class B) merged into Met Investors Series Trust:
Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust:
Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series
Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust:
Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
     B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B)


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class A portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


JPMORGAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



WMC LARGE CAP RESEARCH PORTFOLIO (formerly BlackRock Large Cap Core Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly BlackRock Advisors,
LLC)


INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE ASSET ALLOCATION 100 PORTFOLIO (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;

o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or


o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.



When the GMIB rider terminates, the corresponding GMIB rider charge terminates.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







    (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the LIS Plus II, the Income Base is applied to special, conservative
      LIS Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






     *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - LIS PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;

   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - LIS PLUS II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:



   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2015 ($100,000);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2014             $100,000
    B    Account Value                           10/1/2015 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2015             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2015             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2015          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2016 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2016             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2016          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2016             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2016             $  9,000
    G    Percentage Reduction in Account                 10/2/2016                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2016             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2016          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2016          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2016             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:



     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2015 ($100,000);



 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414MOVAAAB

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
     Reduction or Elimination of the
     Withdrawal Charge.......................6
CALCULATION OF PERFORMANCE INFORMATION       6
     Total Return.......................     6
     Historical Unit Values.............     7
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     9
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
     on Transactions....................     9
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
CONDENSED FINANCIAL INFORMATION.........    13
     Class VA...........................    13
     Class AA...........................   110
     Class B............................   242
FINANCIAL STATEMENTS....................   344

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2013, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2013 the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of General American Life Insurance Company and subsidiary (the "Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Guarantor being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2013, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2013, filed on February 27, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN


MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.





DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a
Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $40,534,587              $0
2012             $54,914,768              $0
2011             $70,881,543              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $13,630,977. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $143 to $20,091,557.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.


BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.

Centaurus Financial, Inc.

Cetera Advisor Networks LLC

Cetera Financial Specialists LLC

CFD Investments, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Essex National Securities, Inc.

Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.

Investment Center of America, Inc.
Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.

LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC
Multi-Financial Securities Corporation

National Planning Corporation

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

Sammons Securities Company, LLC

Santander Securities, LLC

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.

Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America

ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS




NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:

   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199        9,872.4945
  01/01/2013    to  12/31/2013       10.568199        11.582847       19,659.1276
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008465         7.011667      109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853      365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880      514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193      570,881.0633
  01/01/2012    to  12/31/2012        9.545193        10.685140      553,826.7001
  01/01/2013    to  12/31/2013       10.685140        12.489271      462,215.0924
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998466         6.359814       86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163      324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014      406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455      386,230.4869
  01/01/2012    to  12/31/2012        8.837455        10.122028      417,351.8192
  01/01/2013    to  12/31/2013       10.122028        12.487463      301,881.4066
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988466         5.759683        6,724.7554
  01/01/2009    to  12/31/2009        5.759683         7.888359       32,550.8800
  01/01/2010    to  12/31/2010        7.888359         9.204295       47,993.9420
  01/01/2011    to  12/31/2011        9.204295         8.658934       31,246.2468
  01/01/2012    to  12/31/2012        8.658934        10.024592       30,241.9107
  01/01/2013    to  12/31/2013       10.024592        12.829618       30,509.1342
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018465         7.685380          78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642         125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248         195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751         172,156.6061
  01/01/2012    to  12/31/2012       10.013751        10.944060         195,774.4650
  01/01/2013    to  12/31/2013       10.944060        12.251046         157,082.3929
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958          78,687.2378
  01/01/2013    to  12/31/2013       11.560958        11.013615          64,229.5813
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225          65,814.7992
  01/01/2013    to  12/31/2013       10.297225        11.200807          84,971.8824
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.813285        12.577648             699.9205
  01/01/2009    to  12/31/2009       12.577648        18.188601           5,115.8100
  01/01/2010    to  12/31/2010       18.188601        20.764713           5,191.6772
  01/01/2011    to  12/31/2011       20.764713        20.956683          11,424.5807
  01/01/2012    to  12/31/2012       20.956683        24.082343          14,688.6481
  01/01/2013    to  12/31/2013       24.082343        25.963982          22,954.9073
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        12.833645          74,005.9376
  01/01/2005    to  12/31/2005       12.833645        14.337160       1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786       1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648         962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546         898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502         850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852         725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301         627,471.1486
  01/01/2012    to  12/31/2012       13.278301        16.495575         566,014.5596
  01/01/2013    to  12/31/2013       16.495575        16.842986         516,133.9085
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.712800         7.177933        6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933         8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114        4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354        3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908        3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734        2,925,895.0400
  01/01/2010    to  12/31/2010        6.189734         7.555612        2,519,223.1312
  01/01/2011    to  12/31/2011        7.555612         7.692749        3,247,343.5164
  01/01/2012    to  12/31/2012        7.692749         8.989117        2,874,047.2420
  01/01/2013    to  12/31/2013        8.989117        12.906402        2,340,718.2792
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247260        10.625522                0.0000
  01/01/2006    to  12/31/2006       10.625522        11.167932        2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388        1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803        1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458        1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074        1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      151.198798       155.491489                0.0000
  01/01/2011    to  12/31/2011      155.491489       141.764919                0.0000
  01/01/2012    to  12/31/2012      141.764919       171.257403               28.3625
  01/01/2013    to  12/31/2013      171.257403       217.489397               28.1595
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.971801           68,164.9092
  01/01/2005    to  12/31/2005       11.971801        13.285850           50,550.9383
  01/01/2006    to  12/31/2006       13.285850        15.157506           52,152.0936
  01/01/2007    to  12/31/2007       15.157506        15.408438           39,968.1001
  01/01/2008    to  12/31/2008       15.408438         9.712362           32,345.9546
  01/01/2009    to  12/31/2009        9.712362        12.671078           26,852.9200
  01/01/2010    to  12/31/2010       12.671078        15.522834           23,568.6371
  01/01/2011    to  12/31/2011       15.522834        14.344111           20,780.9140
  01/01/2012    to  12/31/2012       14.344111        16.706235           20,509.5775
  01/01/2013    to  12/31/2013       16.706235        21.852881           17,142.4750
============   ==== ==========      ==========       ==========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.755482        13.970748        278,119.0263
  01/01/2005    to  12/31/2005       13.970748        15.738453        235,955.9499
  01/01/2006    to  12/31/2006       15.738453        19.997636        207,240.0193
  01/01/2007    to  12/31/2007       19.997636        19.497553        151,971.3724
  01/01/2008    to  12/31/2008       19.497553        11.365303        136,861.5043
  01/01/2009    to  12/31/2009       11.365303        17.378314        114,273.2400
  01/01/2010    to  12/31/2010       17.378314        19.950688        100,704.2470
  01/01/2011    to  12/31/2011       19.950688        16.869197         88,717.7682
  01/01/2012    to  12/31/2012       16.869197        21.499286         78,540.5291
  01/01/2013    to  12/31/2013       21.499286        27.664415         66,076.5112
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990        861,995.8827
  01/01/2013    to  12/31/2013        1.047990         1.052652      1,479,332.1236
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003        429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552        372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023        331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276        312,727.9147
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107      1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485      1,010,159.8372
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.602508        12.176705        222,465.2874
  01/01/2005    to  12/31/2005       12.176705        13.000440      2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413      1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837      1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902        952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463        878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943        759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737        627,042.4898
  01/01/2012    to  12/31/2012       15.513737        18.085742        546,323.4669
  01/01/2013    to  12/31/2013       18.085742        24.999529        462,742.8333
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.233089        10.685407          2,393.9808
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038464         8.952370          1,463.5345
  01/01/2009    to  12/31/2009        8.952370         9.898027          1,457.3300
  01/01/2010    to  12/31/2010        9.898027        10.355895          1,451.5746
  01/01/2011    to  12/31/2011       10.355895        10.803464          1,445.9956
  01/01/2012    to  12/31/2012       10.803464        11.176171          3,164.2089
  01/01/2013    to  04/26/2013       11.176171        11.147420              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036         46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200        123,147.5952
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.339483              0.0000
  01/01/2007    to  12/31/2007       10.339483        13.034716          6,056.4294
  01/01/2008    to  12/31/2008       13.034716         7.806924          1,767.5427
  01/01/2009    to  12/31/2009        7.806924        10.840694          5,079.0600
  01/01/2010    to  12/31/2010       10.840694        13.043247          6,547.8048
  01/01/2011    to  12/31/2011       13.043247        12.671555         12,446.7488
  01/01/2012    to  12/31/2012       12.671555        14.610029         11,442.3086
  01/01/2013    to  12/31/2013       14.610029        16.874573         11,080.2973
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834        1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810        1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889        1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479        1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804        1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885          955,330.1494
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998082        10.222713              925.8708
  01/01/2011    to  12/31/2011       10.222713        10.283298            3,959.9290
  01/01/2012    to  12/31/2012       10.283298        10.882908            8,679.1156
  01/01/2013    to  12/31/2013       10.882908        11.143289            8,877.4823
============   ==== ==========       =========        =========        ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.722500         7.933271           98,582.4984
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998466        10.897166                0.0000
  01/01/2010    to  12/31/2010       10.897166        12.200953                0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877                0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736                0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180           29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777          195,730.6705
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006           35,509.6706
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.478532           37,972.1461
  01/01/2007    to  12/31/2007       10.478532        14.115716           36,878.6990
  01/01/2008    to  12/31/2008       14.115716         6.189533        1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678        1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888          892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204          807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517          771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761          751,255.9339
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634        1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719        1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673        1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060        1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778        1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494        1,085,369.2547
============   ==== ==========       =========        =========        ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.435925        11.217736          323,231.2589
  01/01/2005    to  12/31/2005       11.217736        11.215657          249,551.0117
  01/01/2006    to  12/31/2006       11.215657        11.102944          181,125.3837
  01/01/2007    to  12/31/2007       11.102944        12.129906          157,140.9999
  01/01/2008    to  12/31/2008       12.129906        11.136801          124,055.7089
  01/01/2009    to  12/31/2009       11.136801        12.964097          136,722.3700
  01/01/2010    to  12/31/2010       12.964097        13.776063          139,449.1644
  01/01/2011    to  12/31/2011       13.776063        15.098543          122,946.6354
  01/01/2012    to  12/31/2012       15.098543        16.247044          120,984.2065
  01/01/2013    to  12/31/2013       16.247044        14.535178           98,564.5589
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.679662        12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597        4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937        3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770        3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641        3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240        2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454        2,575,386.1671
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177          456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287          410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620          369,037.8415
  01/01/2012    to  12/31/2012       17.614620        19.170865          341,233.2820
  01/01/2013    to  12/31/2013       19.170865        25.088677          308,525.1183
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.790141        24.988740               0.0000
  01/01/2011    to  12/31/2011       24.988740        25.494157           1,080.5694
  01/01/2012    to  12/31/2012       25.494157        28.017476           1,087.3910
  01/01/2013    to  12/31/2013       28.017476        28.017763          16,470.6157
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129           8,532.0028
  01/01/2013    to  12/31/2013       10.939129        10.299529          18,707.4898
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200             661.2216
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149         116,613.3500
  01/01/2013    to  12/31/2013        1.068149         1.159797         125,181.9119
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270         8.571201         716,367.7513
  01/01/2009    to  12/31/2009        8.571201        10.555519         568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751         500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906         509,016.8278
  01/01/2012    to  12/31/2012       11.642906        12.954905         449,789.1324
  01/01/2013    to  12/31/2013       12.954905        14.426778         424,001.1963
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527         7.858087         361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688         337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907         415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245         404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324         375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831         386,753.4539
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.085314        47.857828       3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052       3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303       2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907       2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485       1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860       1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477       1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570       1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597       1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135         975,167.2712
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712        1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983        1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662        1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966          936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364          867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991          784,285.7231
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.480838        14.321488          434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935          459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563          431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251          329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391          293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256          272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214          253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335          222,879.8891
  01/01/2012    to  12/31/2012       15.930335        18.533118          190,630.6114
  01/01/2013    to  12/31/2013       18.533118        24.205448          163,707.1051
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.146260        15.524057          183,997.9197
============   ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088462         6.054941            9,100.9693
  01/01/2009    to  12/31/2009        6.054941         8.511771           10,262.2200
  01/01/2010    to  12/31/2010        8.511771         8.972039           13,879.8073
  01/01/2011    to  12/31/2011        8.972039         7.583656            9,770.7334
  01/01/2012    to  12/31/2012        7.583656         8.781971            9,038.6957
  01/01/2013    to  04/26/2013        8.781971         9.108137                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.416992        14.922931               0.0000
  01/01/2010    to  12/31/2010       14.922931        15.547001               0.0000
  01/01/2011    to  12/31/2011       15.547001        16.427651           5,848.0505
  01/01/2012    to  12/31/2012       16.427651        16.778460           5,313.5812
  01/01/2013    to  12/31/2013       16.778460        16.119922           3,991.2349
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384       2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603       1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444         827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759         800,182.8141
  01/01/2012    to  12/31/2012       10.432759        10.286924         543,756.9543
  01/01/2013    to  12/31/2013       10.286924        10.143906         454,324.8768
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.025490         9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351       2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208       2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512       1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912       1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356       1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459       1,310,388.0076
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.021444        17.907061          13,132.0271
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998849        11.115049          58,953.3770
  01/01/2005    to  12/31/2005       11.115049        12.205834          36,182.3091
  01/01/2006    to  12/31/2006       12.205834        12.767461          29,030.8175
  01/01/2007    to  12/31/2007       12.767461        15.629122          30,567.2481
  01/01/2008    to  12/31/2008       15.629122         7.967778          26,551.8349
  01/01/2009    to  12/31/2009        7.967778        11.562776          28,704.0600
  01/01/2010    to  12/31/2010       11.562776        14.499290          25,204.3277
  01/01/2011    to  12/31/2011       14.499290        13.230706          19,279.3904
  01/01/2012    to  12/31/2012       13.230706        13.831133          14,701.9119
  01/01/2013    to  04/26/2013       13.831133        14.924427               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.755498        10.479270       1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742         512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662         455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380         431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454         363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318         708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531         637,358.0732
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565560         9.983869           7,478.8783
  01/01/2008    to  12/31/2008        9.983869         5.728987           9,409.2988
  01/01/2009    to  12/31/2009        5.728987         6.962871          10,640.3700
  01/01/2010    to  12/31/2010        6.962871         7.922419          10,016.0916
  01/01/2011    to  12/31/2011        7.922419         7.512522          10,526.2778
  01/01/2012    to  12/31/2012        7.512522         8.346300          10,476.3689
  01/01/2013    to  04/26/2013        8.346300         8.969483               0.0000
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.964318         8.356218        1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  04/27/2012        8.177831         9.200030                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.979999        15.115774          372,608.1757
  01/01/2005    to  12/31/2005       15.115774        16.353241          284,463.7173
  01/01/2006    to  12/31/2006       16.353241        18.089623          221,317.3916
  01/01/2007    to  12/31/2007       18.089623        16.574803          173,851.5563
  01/01/2008    to  12/31/2008       16.574803         8.803766          138,029.7053
  01/01/2009    to  12/31/2009        8.803766        12.257933          117,896.9800
  01/01/2010    to  12/31/2010       12.257933        13.871731          105,490.4869
  01/01/2011    to  12/31/2011       13.871731        14.567112           92,060.5931
  01/01/2012    to  12/31/2012       14.567112        16.027083           83,421.6396
  01/01/2013    to  12/31/2013       16.027083        21.574346           79,867.4137
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756        10.135898                0.0000
  01/01/2009    to  12/31/2009       10.135898        14.264505            5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796            8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851            5,765.4832
  01/01/2012    to  12/31/2012       14.240851        16.555969            6,127.4973
  01/01/2013    to  12/31/2013       16.555969        20.832100           12,843.2406
============   ==== ==========       =========        =========        ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.080797        13.811986                0.0000
  01/01/2010    to  12/31/2010       13.811986        17.150152                0.0000
  01/01/2011    to  12/31/2011       17.150152        16.533463                9.1062
  01/01/2012    to  12/31/2012       16.533463        19.117308            2,893.6119
  01/01/2013    to  12/31/2013       19.117308        25.026044                8.9691
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.453078        11.366871        155,225.8687
  01/01/2005    to  12/31/2005       11.366871        11.701349        275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095        522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155        523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314        500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822        499,934.2700
  01/01/2010    to  12/31/2010       10.576822        11.943557        487,576.9402
  01/01/2011    to  12/31/2011       11.943557        11.972839        442,641.6482
  01/01/2012    to  12/31/2012       11.972839        13.629727        338,539.5081
  01/01/2013    to  12/31/2013       13.629727        17.704209        302,123.2719
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.897313        22.080341         76,920.4237
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.600141         31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948        100,837.2700
  01/01/2010    to  12/31/2010        8.127948         8.898507        109,535.3959
  01/01/2011    to  12/31/2011        8.898507         8.727061        104,082.0641
  01/01/2012    to  12/31/2012        8.727061         9.802627         97,105.6402
  01/01/2013    to  04/26/2013        9.802627        10.737897              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.228298        11.891988          2,280.4800
  01/01/2010    to  12/31/2010       11.891988        12.637230          2,270.8710
  01/01/2011    to  12/31/2011       12.637230        10.885092          2,626.9832
  01/01/2012    to  12/31/2012       10.885092        12.658483          6,012.3232
  01/01/2013    to  12/31/2013       12.658483        15.158408          3,790.6189
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.072182        25.065607        132,425.7038
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.026501        13.566810        112,538.9080
  01/01/2005    to  12/31/2005       13.566810        14.456870         93,011.5484
  01/01/2006    to  12/31/2006       14.456870        16.348558        151,224.2132
  01/01/2007    to  12/31/2007       16.348558        15.683126        238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425        224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595        203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341        184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957        161,598.5269
  01/01/2012    to  12/31/2012       14.561957        15.117416        145,340.9191
  01/01/2013    to  04/26/2013       15.117416        16.391440              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.439470        14.080159              0.0000
  01/01/2010    to  12/31/2010       14.080159        17.570302              0.0000
  01/01/2011    to  12/31/2011       17.570302        16.576659          2,701.3235
  01/01/2012    to  12/31/2012       16.576659        18.951311          4,505.6024
  01/01/2013    to  12/31/2013       18.951311        25.811950          2,835.6858
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.424984        22.002126        748,591.7357
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.599830         4.340121        133,296.5977
  01/01/2005    to  12/31/2005        4.340121         4.751414         97,427.3833
  01/01/2006    to  12/31/2006        4.751414         4.936039         92,977.5223
  01/01/2007    to  12/31/2007        4.936039         6.401365         86,017.4130
  01/01/2008    to  12/31/2008        6.401365         3.506238         79,034.9855
  01/01/2009    to  12/31/2009        3.506238         5.496567         71,044.7200
  01/01/2010    to  12/31/2010        5.496567         6.921055         66,136.0702
  01/01/2011    to  12/31/2011        6.921055         6.149678         56,567.4462
  01/01/2012    to  12/31/2012        6.149678         6.798564         50,612.0659
  01/01/2013    to  04/26/2013        6.798564         7.109403              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.627576        14.787114              0.0000
  01/01/2010    to  12/31/2010       14.787114        18.813900              0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213              0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178              0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857        15.786672               0.0000
  01/01/2006    to  12/31/2006       15.786672        16.177236               0.0000
  01/01/2007    to  12/31/2007       16.177236        16.594510           3,287.0599
  01/01/2008    to  12/31/2008       16.594510        16.276104           9,658.2181
  01/01/2009    to  12/31/2009       16.276104        16.704705           9,607.1300
  01/01/2010    to  12/31/2010       16.704705        17.377242           3,729.9085
  01/01/2011    to  12/31/2011       17.377242        18.038617          12,646.7708
  01/01/2012    to  12/31/2012       18.038617        18.328610          11,780.5391
  01/01/2013    to  12/31/2013       18.328610        17.910177           6,839.3035
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.302502        10.691554         161,944.5679
  01/01/2005    to  12/31/2005       10.691554        11.637720         402,476.4088
  01/01/2006    to  12/31/2006       11.637720        13.042619         384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586         317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094       3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668       3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880       3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962       2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214       2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987       3,012,187.3011
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102642        10.395455         831,249.1760
  01/01/2005    to  12/31/2005       10.395455        10.981407       1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407        12.126242       1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561       1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529       8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271       8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159       7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314       7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262       6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349       5,819,812.9422
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942753        10.111501          35,254.9066
  01/01/2005    to  12/31/2005       10.111501        10.418004          74,565.6991
  01/01/2006    to  12/31/2006       10.418004        11.159705         213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090         895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270         956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490       1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115         947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028         933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703       1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071         926,980.6147
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242545        10.606431       1,222,106.7100
  01/01/2005    to  12/31/2005       10.606431        11.413760       1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760        12.785659       1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806       1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995       9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777       8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290       8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053       6,891,088.9527
  01/01/2012    to  12/31/2012       11.200053        12.779627       6,165,652.7323
  01/01/2013    to  12/31/2013       12.779627        15.867726       5,522,679.8106
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638           4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144           9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478          53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272          61,226.0577
  01/01/2012    to  12/31/2012        9.373272        10.732527          64,869.3635
  01/01/2013    to  04/26/2013       10.732527        11.554139               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012704        10.231750        341,376.9131
  01/01/2005    to  12/31/2005       10.231750        10.676378        487,950.4959
  01/01/2006    to  12/31/2006       10.676378        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763      2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129      1,858,370.6036
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465          11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854          21,045.4866
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356         7.006834         388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760       1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326       1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068       1,469,809.8855
  01/01/2012    to  12/31/2012        9.510068        10.635126       1,449,761.3798
  01/01/2013    to  12/31/2013       10.635126        12.418392       1,211,493.4677
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356         6.355426         437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968       1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751       1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928       1,376,690.5906
  01/01/2012    to  12/31/2012        8.804928        10.074643       1,388,240.1223
  01/01/2013    to  12/31/2013       10.074643        12.416587       1,551,198.5155
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357         5.755706          79,031.8725
  01/01/2009    to  12/31/2009        5.755706         7.875033         174,331.9600
  01/01/2010    to  12/31/2010        7.875033         9.179570         197,276.9975
  01/01/2011    to  12/31/2011        9.179570         8.627058         116,434.1805
  01/01/2012    to  12/31/2012        8.627058         9.977656         111,679.5271
  01/01/2013    to  12/31/2013        9.977656        12.756792          70,853.6071
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355         7.680087         337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863         918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040       1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909         958,916.8011
  01/01/2012    to  12/31/2012        9.976909        10.892841         901,178.0281
  01/01/2013    to  12/31/2013       10.892841        12.181525         640,424.7426
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250          45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847          89,069.8353
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944          50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834          63,211.6812
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242        12.423319        3,584.4638
  01/01/2009    to  12/31/2009       12.423319        17.947491       10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988       13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627       11,490.2482
  01/01/2012    to  12/31/2012       20.637627        23.691878       19,598.0270
  01/01/2013    to  12/31/2013       23.691878        25.517482       23,295.0321
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        12.825046       57,826.5984
  01/01/2005    to  12/31/2005       12.825046        14.313282      167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065      149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955      114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057       86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772       80,628.9746
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.708323         7.165960      357,322.6776
  01/01/2005    to  12/31/2005        7.165960         8.017990      266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627      289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763      213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194      188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555      173,793.5300
  01/01/2010    to  12/31/2010        6.148555         7.497853      162,635.2127
  01/01/2011    to  12/31/2011        7.497853         7.626325      173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546      154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341      146,270.3948
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247064        10.623775            0.0000
  01/01/2006    to  12/31/2006       10.623775        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       147.003346       151.076737          51.8931
  01/01/2011    to  12/31/2011       151.076737       137.602439          81.7334
  01/01/2012    to  12/31/2012       137.602439       166.062051         690.1039
  01/01/2013    to  12/31/2013       166.062051       210.680814         650.3201
============   ==== ==========       ==========       ==========     ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998767        11.963775      81,029.1819
  01/01/2005    to  12/31/2005        11.963775        13.263723      67,021.5141
  01/01/2006    to  12/31/2006        13.263723        15.117186      82,328.0845
  01/01/2007    to  12/31/2007        15.117186        15.352009      83,163.9880
  01/01/2008    to  12/31/2008        15.352009         9.667069      68,433.3858
  01/01/2009    to  12/31/2009         9.667069        12.599381      54,955.0100
  01/01/2010    to  12/31/2010        12.599381        15.419594      42,027.5475
  01/01/2011    to  12/31/2011        15.419594        14.234488      36,773.8485
  01/01/2012    to  12/31/2012        14.234488        16.561905      32,158.0021
  01/01/2013    to  12/31/2013        16.561905        21.642446      28,007.0350
============   ==== ==========       ==========       ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.747643        13.947450     330,720.9429
  01/01/2005    to  12/31/2005        13.947450        15.696557     264,254.2297
  01/01/2006    to  12/31/2006        15.696557        19.924541     245,038.3060
  01/01/2007    to  12/31/2007        19.924541        19.406759     223,460.8437
  01/01/2008    to  12/31/2008        19.406759        11.301010     210,927.1188
  01/01/2009    to  12/31/2009        11.301010        17.262728     194,041.5700
  01/01/2010    to  12/31/2010        17.262728        19.798205     176,744.0634
  01/01/2011    to  12/31/2011        19.798205        16.723543     158,215.2421
  01/01/2012    to  12/31/2012        16.723543        21.292247     146,744.8213
  01/01/2013    to  12/31/2013        21.292247        27.370640     139,441.6864
============   ==== ==========       ==========       ==========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010696         1.047269     603,296.2985
  01/01/2013    to  12/31/2013         1.047269         1.050877     728,093.1792
============   ==== ==========       ==========       ==========     ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402        323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667        300,962.2261
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776        324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495        275,870.0711
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.594771        12.156391        181,381.7200
  01/01/2005    to  12/31/2005       12.156391        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371        123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785        106,658.0867
  01/01/2012    to  12/31/2012       15.379785        17.911571         93,262.9080
  01/01/2013    to  12/31/2013       17.911571        24.734051         88,062.8827
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.176886        10.624777         27,352.6508
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038355         8.946214       10,669.3601
  01/01/2009    to  12/31/2009        8.946214         9.881337       21,156.1600
  01/01/2010    to  12/31/2010        9.881337        10.328102       37,476.7650
  01/01/2011    to  12/31/2011       10.328102        10.763731       28,451.5727
  01/01/2012    to  12/31/2012       10.763731        11.123879       34,167.9283
  01/01/2013    to  04/26/2013       11.123879        11.095140            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314      184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262      224,972.5677
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.332542        2,339.7907
  01/01/2007    to  12/31/2007       10.332542        13.012885       11,437.1083
  01/01/2008    to  12/31/2008       13.012885         7.786017       16,304.5974
  01/01/2009    to  12/31/2009        7.786017        10.800864       14,136.8900
  01/01/2010    to  12/31/2010       10.800864        12.982352       16,445.8523
  01/01/2011    to  12/31/2011       12.982352        12.599813       10,715.2177
  01/01/2012    to  12/31/2012       12.599813        14.512719       12,423.2474
  01/01/2013    to  12/31/2013       14.512719        16.745433       11,093.4274
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.093112        17.147561      305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239      406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781      361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333      361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573      322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878      347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748      326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057      252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903      225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869      198,210.4588
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997945        10.215799          292.3782
  01/01/2011    to  12/31/2011       10.215799        10.266097        7,212.0850
  01/01/2012    to  12/31/2012       10.266097        10.853788        7,582.5742
  01/01/2013    to  12/31/2013       10.853788        11.102365       13,725.4048
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397        2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167        8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501       48,788.0930
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.717350         7.920970       65,927.5792
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998356        10.889857            0.0000
  01/01/2010    to  12/31/2010       10.889857        12.180591        2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925        2,591.8252
  01/01/2012    to  12/31/2012       11.959925        13.464188        2,706.9911
  01/01/2013    to  12/31/2013       13.464188        13.401332        3,447.8178
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619       21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200       43,725.9168
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695       25,245.8092
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.471493        5,781.4368
  01/01/2007    to  12/31/2007       10.471493        14.092068       20,160.6711
  01/01/2008    to  12/31/2008       14.092068         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767      208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975      210,616.6069
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.484912        11.170897      341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637      244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618      217,722.1802
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.428951        11.199010        333,734.5719
  01/01/2005    to  12/31/2005       11.199010        11.185776        245,887.4780
  01/01/2006    to  12/31/2006       11.185776        11.062326        232,291.1498
  01/01/2007    to  12/31/2007       11.062326        12.073393        208,532.9702
  01/01/2008    to  12/31/2008       12.073393        11.073801        159,890.7725
  01/01/2009    to  12/31/2009       11.073801        12.877885        206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777        229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220        191,616.4487
  01/01/2012    to  12/31/2012       14.968220        16.090627        185,076.7744
  01/01/2013    to  12/31/2013       16.090627        14.380845        185,475.4602
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.671860        12.070302        627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353      1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956      1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424      1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967        950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824      1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590      1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798      1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373        985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060        922,767.7111
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833         68,277.3000
  01/01/2010    to  12/31/2010       16.165833        18.462348         68,865.5610
  01/01/2011    to  12/31/2011       18.462348        17.301901         62,359.9727
  01/01/2012    to  12/31/2012       17.301901        18.811597         53,826.8133
  01/01/2013    to  12/31/2013       18.811597        24.593916         54,797.7333
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.797967        12.384163          1,655.1224
  01/01/2011    to  12/31/2011       12.384163        12.622049         10,678.0523
  01/01/2012    to  12/31/2012       12.622049        13.857398          9,824.2952
  01/01/2013    to  12/31/2013       13.857398        13.843687         39,725.1456
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714        10.920777          2,891.9758
  01/01/2013    to  12/31/2013       10.920777        10.271969            456.9505
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816        10.745663            820.7364
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729         1.067415        105,220.1731
  01/01/2013    to  12/31/2013        1.067415         1.157842        145,342.8286
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115         8.543334      1,042,786.6640
  01/01/2009    to  12/31/2009        8.543334        10.510685      1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510      1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323      1,033,528.6087
  01/01/2012    to  12/31/2012       11.570323        12.861209        983,351.2189
  01/01/2013    to  12/31/2013       12.861209        14.308123        954,998.6951
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305         7.832534        497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190        476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872        392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482        363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157        350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775        388,287.4615
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.056580        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688        252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846        221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670        199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816        169,149.7215
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.120250         7.103474        404,278.9055
  01/01/2005    to  12/31/2005        7.103474         8.021608        740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616        776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661        554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878        517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610        505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548        433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199        390,647.1803
  01/01/2012    to  12/31/2012       10.077199        11.284630        348,179.1289
  01/01/2013    to  12/31/2013       11.284630        15.183024        329,872.5419
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.473181        14.297607        260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554        167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798        146,690.5676
  01/01/2012    to  12/31/2012       15.792798        18.354655        138,092.7767
  01/01/2013    to  12/31/2013       18.354655        23.948419        126,059.0029
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.723843        13.953700         31,508.1897
============   ==== ==========       =========        =========        ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088353         6.050764         34,300.0304
  01/01/2009    to  12/31/2009        6.050764         8.497400         56,500.9100
  01/01/2010    to  12/31/2010        8.497400         8.947948         61,591.2192
  01/01/2011    to  12/31/2011        8.947948         7.555737         58,330.8930
  01/01/2012    to  12/31/2012        7.555737         8.740852         57,760.0550
  01/01/2013    to  04/26/2013        8.740852         9.062608              0.0000
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.266548        14.757461              0.0000
  01/01/2010    to  12/31/2010       14.757461        15.359246          2,154.4895
  01/01/2011    to  12/31/2011       15.359246        16.213088          2,268.7625
  01/01/2012    to  12/31/2012       16.213088        16.542675          2,124.5269
  01/01/2013    to  12/31/2013       16.542675        15.877502          2,795.5719
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284         44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366        339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005        201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988        715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244        464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571        414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686        764,619.1805
  01/01/2012    to  12/31/2012       10.342686        10.187859        552,563.7801
  01/01/2013    to  12/31/2013       10.187859        10.036175        433,344.9027
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.018792         9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521         9.942272               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.767472        11.894586         898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576       1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607       1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184         973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965         894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280         809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592         699,262.9749
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.886776        17.734578          33,910.6835
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998767        11.107592          75,698.8428
  01/01/2005    to  12/31/2005       11.107592        12.185496          54,515.3652
  01/01/2006    to  12/31/2006       12.185496        12.733479          57,144.8014
  01/01/2007    to  12/31/2007       12.733479        15.571869          50,752.3593
  01/01/2008    to  12/31/2008       15.571869         7.930605          45,830.8352
  01/01/2009    to  12/31/2009        7.930605        11.497328          43,082.2900
  01/01/2010    to  12/31/2010       11.497328        14.402830          48,819.2104
  01/01/2011    to  12/31/2011       14.402830        13.129568          38,252.6482
  01/01/2012    to  12/31/2012       13.129568        13.711608          39,674.5083
  01/01/2013    to  04/26/2013       13.711608        14.790750               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.748996        10.461794         351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868         514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866         368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624         322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049         297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261         262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387         247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793         391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998         341,449.7072
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565243         9.982197            0.0000
  01/01/2008    to  12/31/2008        9.982197         5.722267        3,572.1645
  01/01/2009    to  12/31/2009        5.722267         6.947752        2,223.9700
  01/01/2010    to  12/31/2010        6.947752         7.897323       13,718.3566
  01/01/2011    to  12/31/2011        7.897323         7.481251        2,441.1561
  01/01/2012    to  12/31/2012        7.481251         8.303209        2,049.1484
  01/01/2013    to  04/26/2013        8.303209         8.920338            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.959003         8.342276      587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857      491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759      559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393      484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755      420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159      393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698      365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217      316,152.4774
  01/01/2012    to  12/31/2012        8.107217         9.117621            0.0000
  01/01/2013    to  12/31/2013        9.117621         9.117621            0.0000
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.970674        15.090555      201,829.8595
  01/01/2005    to  12/31/2005       15.090555        16.309697      162,301.6846
  01/01/2006    to  12/31/2006       16.309697        18.023482      146,091.6909
  01/01/2007    to  12/31/2007       18.023482        16.497600      138,306.0015
  01/01/2008    to  12/31/2008       16.497600         8.753944      125,712.3039
  01/01/2009    to  12/31/2009        8.753944        12.176376      112,329.3100
  01/01/2010    to  12/31/2010       12.176376        13.765675      101,744.5162
  01/01/2011    to  12/31/2011       13.765675        14.441321       81,739.2408
  01/01/2012    to  12/31/2012       14.441321        15.872717       75,930.7618
  01/01/2013    to  12/31/2013       15.872717        21.345210       77,652.0461
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452        10.134178            0.0000
  01/01/2009    to  12/31/2009       10.134178        14.247829            0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447        4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811        2,370.6587
  01/01/2012    to  12/31/2012       14.195811        16.487030        1,014.9286
  01/01/2013    to  12/31/2013       16.487030        20.724638        8,150.1794
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.983256        13.681387        4,224.1100
  01/01/2010    to  12/31/2010       13.681387        16.971030        2,205.1868
  01/01/2011    to  12/31/2011       16.971030        16.344455       21,015.9214
  01/01/2012    to  12/31/2012       16.344455        18.879777       22,744.6858
  01/01/2013    to  12/31/2013       18.879777        24.690411       22,561.4683
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.446114        11.347920       47,054.0466
  01/01/2005    to  12/31/2005       11.347920        11.668631       53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076       44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738       43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905       49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644       47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816       71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637       49,647.7229
  01/01/2012    to  12/31/2012       11.853637        13.477764       39,936.5385
  01/01/2013    to  12/31/2013       13.477764        17.485837       42,196.9201
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.619904        21.741561      119,065.0672
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         6.595589       27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223       81,283.8900
  01/01/2010    to  12/31/2010        8.114223         8.874608      162,923.4627
  01/01/2011    to  12/31/2011        8.874608         8.694938      192,527.6359
  01/01/2012    to  12/31/2012        8.694938         9.756735      164,381.2023
  01/01/2013    to  04/26/2013        9.756735        10.684230            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.131939        11.760063           92.1200
  01/01/2010    to  12/31/2010       11.760063        12.484561           91.3121
  01/01/2011    to  12/31/2011       12.484561        10.742849       25,564.5445
  01/01/2012    to  12/31/2012       10.742849        12.480517       25,409.4885
  01/01/2013    to  12/31/2013       12.480517        14.930364       25,728.1702
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384        24.729525       50,776.6449
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.018475        13.544176        100,475.2295
  01/01/2005    to  12/31/2005       13.544176        14.418376         85,037.4061
  01/01/2006    to  12/31/2006       14.418376        16.288783         73,079.0641
  01/01/2007    to  12/31/2007       16.288783        15.610081         81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441         83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003         74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184         70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229         57,994.0082
  01/01/2012    to  12/31/2012       14.436229        14.971828         55,239.1681
  01/01/2013    to  04/26/2013       14.971828        16.228423              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.320010        13.923948              0.0000
  01/01/2010    to  12/31/2010       13.923948        17.358023              0.0000
  01/01/2011    to  12/31/2011       17.358023        16.360040         15,021.2385
  01/01/2012    to  12/31/2012       16.360040        18.684873         14,934.4322
  01/01/2013    to  12/31/2013       18.684873        25.423644         20,528.6387
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.174486        21.671233        364,014.9660
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.596762         4.332878        158,601.5780
  01/01/2005    to  12/31/2005        4.332878         4.738761        128,111.3649
  01/01/2006    to  12/31/2006        4.738761         4.917987        125,630.0430
  01/01/2007    to  12/31/2007        4.917987         6.371552        109,984.5428
  01/01/2008    to  12/31/2008        6.371552         3.486398        108,723.6136
  01/01/2009    to  12/31/2009        3.486398         5.460004        110,560.0000
  01/01/2010    to  12/31/2010        5.460004         6.868157        108,078.6265
  01/01/2011    to  12/31/2011        6.868157         6.096585         97,685.7903
  01/01/2012    to  12/31/2012        6.096585         6.733097         88,731.7846
  01/01/2013    to  04/26/2013        6.733097         7.038704              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.621630        14.769812            336.3500
  01/01/2010    to  12/31/2010       14.769812        18.773125            715.3678
  01/01/2011    to  12/31/2011       18.773125        15.410303          1,738.1691
  01/01/2012    to  12/31/2012       15.410303        15.571040          2,586.5781
  01/01/2013    to  12/31/2013       15.571040        16.988928          2,677.6384
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653        15.611281               0.0000
  01/01/2006    to  12/31/2006       15.611281        15.981559               0.0000
  01/01/2007    to  12/31/2007       15.981559        16.377312           3,255.8265
  01/01/2008    to  12/31/2008       16.377312        16.046974           4,057.3252
  01/01/2009    to  12/31/2009       16.046974        16.453082           2,966.3700
  01/01/2010    to  12/31/2010       16.453082        17.098382           2,977.7233
  01/01/2011    to  12/31/2011       17.098382        17.731455          24,197.1499
  01/01/2012    to  12/31/2012       17.731455        17.998404          23,974.6070
  01/01/2013    to  12/31/2013       17.998404        17.569928          23,388.1278
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301967        10.689858         421,246.8073
  01/01/2005    to  12/31/2005       10.689858        11.624285         671,847.5492
  01/01/2006    to  12/31/2006       11.624285        13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589       1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026       1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273       1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375       1,029,994.3424
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102117        10.393805         970,270.4330
  01/01/2005    to  12/31/2005       10.393805        10.968727       2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727        12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568       7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426       8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876       8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813       8,371,236.6921
  01/01/2012    to  12/31/2012       11.481813        12.885624       7,676,522.2950
  01/01/2013    to  12/31/2013       12.885624        15.158788       6,960,635.4078
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942236        10.109895          33,717.2283
  01/01/2005    to  12/31/2005       10.109895        10.405971         186,722.7115
  01/01/2006    to  12/31/2006       10.405971        11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397         838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591         860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878       1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499         993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840       1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905         889,036.8909
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242012        10.604748       2,194,115.3170
  01/01/2005    to  12/31/2005       10.604748        11.400582       4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582        12.758172       5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195       6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398       9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347       9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704       8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139       7,694,928.0420
  01/01/2012    to  12/31/2012       11.120139        12.675696       7,109,081.3262
  01/01/2013    to  12/31/2013       12.675696        15.722958       6,827,140.4029
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         7.028791         240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095         423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500         473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777         454,750.1250
  01/01/2012    to  12/31/2012        9.338777        10.682288         412,734.9681
  01/01/2013    to  04/26/2013       10.682288        11.496400               0.0000
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012183        10.230125        243,784.2306
  01/01/2005    to  12/31/2005       10.230125        10.664048        642,215.0283
  01/01/2006    to  12/31/2006       10.664048        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910      2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837      2,135,396.3557
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615          59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399          36,221.8575
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301         7.004420         955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228       1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085       1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567       1,976,358.8441
  01/01/2012    to  12/31/2012        9.492567        10.610225       1,971,182.3490
  01/01/2013    to  12/31/2013       10.610225        12.383129       1,826,285.4143
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301         6.353235       1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885       2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155       2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721       2,687,079.2258
  01/01/2012    to  12/31/2012        8.788721        10.051050       2,463,887.8125
  01/01/2013    to  12/31/2013       10.051050        12.381326       2,290,343.0820
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302         5.753720         146,286.6549
  01/01/2009    to  12/31/2009        5.753720         7.868382         346,028.4400
  01/01/2010    to  12/31/2010        7.868382         9.167241         314,921.7158
  01/01/2011    to  12/31/2011        9.167241         8.611175         311,322.9060
  01/01/2012    to  12/31/2012        8.611175         9.954287         272,023.2623
  01/01/2013    to  12/31/2013        9.954287        12.720561         231,132.7579
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301         7.677443       1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990       1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473       1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552       1,676,503.4235
  01/01/2012    to  12/31/2012        9.958552        10.867339       1,398,534.9254
  01/01/2013    to  12/31/2013       10.867339        12.146937       1,226,806.7707
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416          68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004          58,404.6156
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320          75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889         159,477.3147
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641        12.346921           1,050.4642
  01/01/2009    to  12/31/2009       12.346921        17.828224          62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814          96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040          37,350.0527
  01/01/2012    to  12/31/2012       20.480040        23.499166          36,230.1210
  01/01/2013    to  12/31/2013       23.499166        25.297280          38,151.8512
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        12.820747         119,020.1155
  01/01/2005    to  12/31/2005       12.820747        14.301354         452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246         378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180         296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030         272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911         276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798         240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372         230,365.7004
  01/01/2012    to  12/31/2012       13.126372        16.282280         207,750.3041
  01/01/2013    to  12/31/2013       16.282280        16.600277         202,112.5575
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.684840         7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653         926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477         792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276         987,716.1050
  01/01/2012    to  12/31/2012        7.569276         8.831514         889,674.6582
  01/01/2013    to  12/31/2013        8.831514        12.661135         775,042.2623
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967        10.622902           1,563.1764
  01/01/2006    to  12/31/2006       10.622902        11.148484         505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747         357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768         397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067         404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444         357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458               0.0000
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       144.950960       148.918147              0.0000
  01/01/2011    to  12/31/2011       148.918147       135.568725            295.6237
  01/01/2012    to  12/31/2012       135.568725       163.525609          1,460.4416
  01/01/2013    to  12/31/2013       163.525609       207.359268          4,776.4480
============   ==== ==========       ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998726        11.959762        144,699.6155
  01/01/2005    to  12/31/2005        11.959762        13.252669        356,825.1071
  01/01/2006    to  12/31/2006        13.252669        15.097059        434,701.8559
  01/01/2007    to  12/31/2007        15.097059        15.323863        344,335.6135
  01/01/2008    to  12/31/2008        15.323863         9.644499        240,041.7492
  01/01/2009    to  12/31/2009         9.644499        12.563686        157,907.5200
  01/01/2010    to  12/31/2010        12.563686        15.368239        124,562.1973
  01/01/2011    to  12/31/2011        15.368239        14.180003        106,829.9427
  01/01/2012    to  12/31/2012        14.180003        16.490228        101,588.8933
  01/01/2013    to  12/31/2013        16.490228        21.538023         69,225.0241
============   ==== ==========       ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.716282        13.903248        470,431.2235
  01/01/2005    to  12/31/2005        13.903248        15.639015        633,028.4390
  01/01/2006    to  12/31/2006        15.639015        19.841608        708,090.9103
  01/01/2007    to  12/31/2007        19.841608        19.316263        612,651.8756
  01/01/2008    to  12/31/2008        19.316263        11.242663        424,126.3200
  01/01/2009    to  12/31/2009        11.242663        17.165018        373,920.8600
  01/01/2010    to  12/31/2010        17.165018        19.676322        339,146.0570
  01/01/2011    to  12/31/2011        19.676322        16.612290        288,623.6657
  01/01/2012    to  12/31/2012        16.612290        21.139984        261,418.3372
  01/01/2013    to  12/31/2013        21.139984        27.161345        221,913.1567
============   ==== ==========       ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010688         1.046910        788,059.5045
  01/01/2013    to  12/31/2013         1.046910         1.049991      1,179,380.9298
============   ==== ==========       ==========       ==========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197        212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522        214,901.5361
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312        16.548422        294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392        284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748        252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669        228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655        206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194        181,363.9431
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.563798        12.117839        309,357.5264
  01/01/2005    to  12/31/2005       12.117839        12.918267        611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142        553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719        454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346        412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541        386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173        333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443        288,892.2802
  01/01/2012    to  12/31/2012       15.277443        17.783449        247,602.7989
  01/01/2013    to  12/31/2013       17.783449        24.544872        220,633.8197
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.148910        10.594613        121,503.5234
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038300         8.943139       46,839.5498
  01/01/2009    to  12/31/2009        8.943139         9.873009      112,898.9900
  01/01/2010    to  12/31/2010        9.873009        10.314243      153,300.1883
  01/01/2011    to  12/31/2011       10.314243        10.743934      219,344.8366
  01/01/2012    to  12/31/2012       10.743934        11.097843      138,170.4775
  01/01/2013    to  04/26/2013       11.097843        11.069111            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954       62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295      222,261.1257
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.329074        4,845.5033
  01/01/2007    to  12/31/2007       10.329074        13.001983      108,711.2677
  01/01/2008    to  12/31/2008       13.001983         7.775588      169,321.2558
  01/01/2009    to  12/31/2009        7.775588        10.781012      149,217.3400
  01/01/2010    to  12/31/2010       10.781012        12.952026      136,322.4111
  01/01/2011    to  12/31/2011       12.952026        12.564113      141,859.5060
  01/01/2012    to  12/31/2012       12.564113        14.464335      110,727.3157
  01/01/2013    to  12/31/2013       14.464335        16.681271       87,614.5439
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413      428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160      363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594      324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996      292,012.0085
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877        10.212345        6,039.9426
  01/01/2011    to  12/31/2011       10.212345        10.257514       24,923.2211
  01/01/2012    to  12/31/2012       10.257514        10.839267       27,652.8566
  01/01/2013    to  12/31/2013       10.839267        11.081973       55,509.9936
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.690349         7.889764      121,982.2592
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301        10.886207            0.0000
  01/01/2010    to  12/31/2010       10.886207        12.170430        5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992       11,007.6424
  01/01/2012    to  12/31/2012       11.943992        13.439500        9,315.4374
  01/01/2013    to  12/31/2013       13.439500        13.370076       11,030.7084
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856       23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454       95,553.5466
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.467975      291,585.4002
  01/01/2007    to  12/31/2007       10.467975        14.080259       77,966.6976
  01/01/2008    to  12/31/2008       14.080259         6.164667      364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869      410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909      410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683      382,555.7221
  01/01/2012    to  12/31/2012        9.994683        11.699610      353,069.8090
  01/01/2013    to  12/31/2013       11.699610        10.945850      349,212.7922
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.451731        11.126240      651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647      491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368      452,308.2946
  01/01/2012    to  12/31/2012       12.610368        14.497083      418,999.9565
  01/01/2013    to  12/31/2013       14.497083        17.025678      363,367.1525
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.425465        11.189656        579,707.9113
  01/01/2005    to  12/31/2005       11.189656        11.170860        470,076.5019
  01/01/2006    to  12/31/2006       11.170860        11.042066        447,191.6871
  01/01/2007    to  12/31/2007       11.042066        12.045226        432,594.9317
  01/01/2008    to  12/31/2008       12.045226        11.042431        384,673.7109
  01/01/2009    to  12/31/2009       11.042431        12.834995        462,144.7100
  01/01/2010    to  12/31/2010       12.834995        13.618440        474,352.0973
  01/01/2011    to  12/31/2011       13.618440        14.903492        444,779.5970
  01/01/2012    to  12/31/2012       14.903492        16.013001        422,754.5344
  01/01/2013    to  12/31/2013       16.013001        14.304314        328,697.5153
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.631034        12.022053      1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714      1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484      1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600      1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402      1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905      1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116      1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294      1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294        17.641576      1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576        17.037533      1,046,588.4881
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793         61,906.1300
  01/01/2010    to  12/31/2010       16.037793        18.306978         42,135.0744
  01/01/2011    to  12/31/2011       18.306978        17.147741         35,679.2868
  01/01/2012    to  12/31/2012       17.147741        18.634623         34,442.5326
  01/01/2013    to  12/31/2013       18.634623        24.350383         36,693.2866
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967        24.376105          8,891.5389
  01/01/2011    to  12/31/2011       24.376105        24.831966         16,152.9711
  01/01/2012    to  12/31/2012       24.831966        27.248639         26,183.7495
  01/01/2013    to  12/31/2013       27.248639        27.208078         34,966.6484
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296        10.911620          6,476.7238
  01/01/2013    to  12/31/2013       10.911620        10.258227              0.0000
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899          2,754.7806
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048        102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866         90,431.3613
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070         8.529438        115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347        232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023        287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218        240,756.1157
  01/01/2012    to  12/31/2012       11.534218        12.814640        200,506.0584
  01/01/2013    to  12/31/2013       12.814640        14.249194        159,708.6713
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225         7.819791         35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016         78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483        207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774        210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838        170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143        116,431.9234
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.905952        47.587002        641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417        598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289        551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185        486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814        411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431        395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957        368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800        327,734.0317
  01/01/2012    to  12/31/2012       45.660800        53.037202        287,622.0925
  01/01/2013    to  12/31/2013       53.037202        69.859904        250,679.3885
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.098811         7.075043      1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572        449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336        415,092.9530
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.452136        14.264232        484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476        566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717        591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907        491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451        361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417        328,782.6600
  01/01/2010    to  12/31/2010       14.840417        17.519779        289,746.7062
  01/01/2011    to  12/31/2011       17.519779        15.700881        254,413.5291
  01/01/2012    to  12/31/2012       15.700881        18.238666        230,462.4788
  01/01/2013    to  12/31/2013       18.238666        23.785204        174,443.6760
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.935607        15.277449        192,488.4935
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088298         6.048679         88,636.9687
  01/01/2009    to  12/31/2009        6.048679         8.490229        253,027.1900
  01/01/2010    to  12/31/2010        8.490229         8.935936        251,717.4143
  01/01/2011    to  12/31/2011        8.935936         7.541827        255,756.1243
  01/01/2012    to  12/31/2012        7.541827         8.720379        229,064.7049
  01/01/2013    to  04/26/2013        8.720379         9.039946              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.191970        14.675475          5,525.9400
  01/01/2010    to  12/31/2010       14.675475        15.266288          8,220.3652
  01/01/2011    to  12/31/2011       15.266288        16.106936         12,950.0858
  01/01/2012    to  12/31/2012       16.106936        16.426112          9,286.0906
  01/01/2013    to  12/31/2013       16.426112        15.757749         36,995.0079
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578      1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130        792,241.1538
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583         935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529         772,027.7312
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.819915        17.648988          63,399.9737
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998726        11.103863         119,838.9659
  01/01/2005    to  12/31/2005       11.103863        12.175337         112,476.1212
  01/01/2006    to  12/31/2006       12.175337        12.716515         120,339.3706
  01/01/2007    to  12/31/2007       12.716515        15.543311         134,321.4342
  01/01/2008    to  12/31/2008       15.543311         7.912081         166,760.8015
  01/01/2009    to  12/31/2009        7.912081        11.464744         131,729.3500
  01/01/2010    to  12/31/2010       11.464744        14.354847          75,894.6757
  01/01/2011    to  12/31/2011       14.354847        13.079300          95,516.9448
  01/01/2012    to  12/31/2012       13.079300        13.652250          81,391.2387
  01/01/2013    to  04/26/2013       13.652250        14.724380               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.731099        10.437354         495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236         363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181         344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148         324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987         544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896         462,359.5514
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565084         9.981362          50,306.4617
  01/01/2008    to  12/31/2008        9.981362         5.718913         350,930.5917
  01/01/2009    to  12/31/2009        5.718913         6.940210         194,389.4800
  01/01/2010    to  12/31/2010        6.940210         7.884813         154,646.0355
  01/01/2011    to  12/31/2011        7.884813         7.465675         218,057.8904
  01/01/2012    to  12/31/2012        7.465675         8.281762         145,710.4554
  01/01/2013    to  04/26/2013        8.281762         8.895884               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.931148         8.308913       1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913         8.567167         815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212         844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981         762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980         679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918         545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415         492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579         434,488.9432
  01/01/2012    to  04/27/2012        8.046579         9.047954               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.921813        15.030239         577,898.4740
  01/01/2005    to  12/31/2005       15.030239        16.236413         400,291.0627
  01/01/2006    to  12/31/2006       16.236413        17.933554         397,406.9629
  01/01/2007    to  12/31/2007       17.933554        16.407030         360,709.1911
  01/01/2008    to  12/31/2008       16.407030         8.701509         297,363.5059
  01/01/2009    to  12/31/2009        8.701509        12.097394         272,777.0400
  01/01/2010    to  12/31/2010       12.097394        13.669557         225,373.0875
  01/01/2011    to  12/31/2011       13.669557        14.333336         234,294.1868
  01/01/2012    to  12/31/2012       14.333336        15.746118         196,773.5114
  01/01/2013    to  12/31/2013       15.746118        21.164392         184,312.5602
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301        10.133319               0.0000
  01/01/2009    to  12/31/2009       10.133319        14.239504               0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816           3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361           5,191.3554
  01/01/2012    to  12/31/2012       14.173361        16.452693           5,247.6354
  01/01/2013    to  12/31/2013       16.452693        20.671154           8,103.1670
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843        13.616598            0.0000
  01/01/2010    to  12/31/2010       13.616598        16.882236        2,093.8174
  01/01/2011    to  12/31/2011       16.882236        16.250831        6,628.1527
  01/01/2012    to  12/31/2012       16.250831        18.762206        8,509.7577
  01/01/2013    to  12/31/2013       18.762206        24.524407        8,608.0435
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.418203        11.311929      240,637.9726
  01/01/2005    to  12/31/2005       11.311929        11.627388      229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324      213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141      221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388      216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974      190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268      168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488      177,264.0412
  01/01/2012    to  12/31/2012       11.790488        13.401926      146,636.0088
  01/01/2013    to  12/31/2013       13.401926        17.382241       96,688.3209
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.482830        21.574246       97,607.7969
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         6.593315       37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374      132,880.4000
  01/01/2010    to  12/31/2010        8.107374         8.862691      172,740.9336
  01/01/2011    to  12/31/2011        8.862691         8.678933      201,264.2905
  01/01/2012    to  12/31/2012        8.678933         9.733885      173,253.4134
  01/01/2013    to  04/26/2013        9.733885        10.657517            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.084172        11.694698            0.0000
  01/01/2010    to  12/31/2010       11.694698        12.408974        1,637.9808
  01/01/2011    to  12/31/2011       12.408974        10.672477        1,743.8301
  01/01/2012    to  12/31/2012       10.672477        12.392538            0.0000
  01/01/2013    to  12/31/2013       12.392538        14.817713            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.689669        24.563132       61,532.2303
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.986389        13.501246        161,115.3461
  01/01/2005    to  12/31/2005       13.501246        14.365513        137,230.5751
  01/01/2006    to  12/31/2006       14.365513        16.220973        134,582.3983
  01/01/2007    to  12/31/2007       16.220973        15.537282        137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452        122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651        133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940        133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195        101,338.5884
  01/01/2012    to  12/31/2012       14.340195        14.864760         84,563.8075
  01/01/2013    to  04/26/2013       14.864760        16.109809              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792        13.846549              0.0000
  01/01/2010    to  12/31/2010       13.846549        17.252923          4,759.2141
  01/01/2011    to  12/31/2011       17.252923        16.252871          1,396.6129
  01/01/2012    to  12/31/2012       16.252871        18.553158            458.4027
  01/01/2013    to  12/31/2013       18.553158        25.231826          5,375.8055
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.050592        21.507664        251,683.9892
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.580635         4.315511        223,112.6920
  01/01/2005    to  12/31/2005        4.315511         4.717416        188,547.0776
  01/01/2006    to  12/31/2006        4.717416         4.893393        180,050.3606
  01/01/2007    to  12/31/2007        4.893393         6.336505        282,587.0288
  01/01/2008    to  12/31/2008        6.336505         3.465479        368,809.9524
  01/01/2009    to  12/31/2009        3.465479         5.424533        317,879.3700
  01/01/2010    to  12/31/2010        5.424533         6.820134        320,664.4901
  01/01/2011    to  12/31/2011        6.820134         6.050937        354,105.7174
  01/01/2012    to  12/31/2012        6.050937         6.679328        280,696.4979
  01/01/2013    to  04/26/2013        6.679328         6.981386              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661        14.761175          6,395.6400
  01/01/2010    to  12/31/2010       14.761175        18.752786          6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924          7,572.2550
  01/01/2012    to  12/31/2012       15.385924        15.538597          7,769.1703
  01/01/2013    to  12/31/2013       15.538597        16.945060         15,135.0075
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699        15.524317             590.2826
  01/01/2006    to  12/31/2006       15.524317        15.884610             956.2114
  01/01/2007    to  12/31/2007       15.884610        16.269782           1,574.9014
  01/01/2008    to  12/31/2008       16.269782        15.933627           7,981.1337
  01/01/2009    to  12/31/2009       15.933627        16.328707          46,000.8400
  01/01/2010    to  12/31/2010       16.328707        16.960653          52,317.2259
  01/01/2011    to  12/31/2011       16.960653        17.579867          17,883.7229
  01/01/2012    to  12/31/2012       17.579867        17.835571          14,057.1652
  01/01/2013    to  12/31/2013       17.835571        17.402272          11,054.6297
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699        10.689009         716,752.1926
  01/01/2005    to  12/31/2005       10.689009        11.617570         750,229.0859
  01/01/2006    to  12/31/2006       11.617570        13.000581         825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061         841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114       1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773         936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127         839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590         777,351.3200
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854        10.392980       2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980        10.962390       5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390        12.087152       7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300       9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141      10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112      10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410       9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794       9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794        12.833143       8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143        15.089511       7,600,157.5873
============   ==== ==========       =========        =========      ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977        10.109092          156,250.0675
  01/01/2005    to  12/31/2005       10.109092        10.399957          513,441.3181
  01/01/2006    to  12/31/2006       10.399957        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937        2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477        2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255        2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290        1,879,942.8260
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746        10.603907        2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907        11.393996        5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065        9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096       10,020,906.3295
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         7.026370          586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585          877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546        1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590          950,200.6864
  01/01/2012    to  12/31/2012        9.321590        10.657275          978,490.6907
  01/01/2013    to  04/26/2013       10.657275        11.467659                0.0000
============   ==== ==========       =========        =========       ===============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923        10.229313        885,476.6904
  01/01/2005    to  12/31/2005       10.229313        10.657886      1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886        11.568201      2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278      3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057      3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096      3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052      3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405      3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405        13.103329      3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329        14.737182      3,171,181.0548
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925       23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530       36,296.3676
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592      262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173      293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637      437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635      619,858.7223
  01/01/2012    to  12/31/2012        9.457635        10.560561      527,047.5359
  01/01/2013    to  12/31/2013       10.560561        12.312852      466,188.9874
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852      301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726      348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994      362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372      392,835.4769
  01/01/2012    to  12/31/2012        8.756372        10.003997      364,710.5667
  01/01/2013    to  12/31/2013       10.003997        12.311051      282,300.6189
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746       25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089      111,585.8100
  01/01/2010    to  12/31/2010        7.855089         9.142614      112,723.6956
  01/01/2011    to  12/31/2011        9.142614         8.579473       90,193.6176
  01/01/2012    to  12/31/2012        8.579473         9.907680       98,695.1822
  01/01/2013    to  12/31/2013        9.907680        12.648353       96,409.1616
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156      185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251      227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374      281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913      303,799.5328
  01/01/2012    to  12/31/2012        9.921913        10.816479      310,701.3148
  01/01/2013    to  12/31/2013       10.816479        12.078006      130,408.4905
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758       50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356       48,950.7582
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082       40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036       98,345.1228
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423           2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890          17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380          46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240          30,105.1747
  01/01/2012    to  12/31/2012       20.168240        23.118155          34,319.3431
  01/01/2013    to  12/31/2013       23.118155        24.862243          45,700.9973
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153         166,923.8607
  01/01/2005    to  12/31/2005       12.812153        14.277527         535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711         431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793         318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596         283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998         264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858         235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028         215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583         204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377         185,105.4259
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.666256         7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174       1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926         962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041         959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953         829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172         705,742.6383
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157               0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542         274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387         214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138         213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944         197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246         197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829               0.0000
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       140.928841       144.689994          15.9878
  01/01/2011    to  12/31/2011       144.689994       131.588146         985.7678
  01/01/2012    to  12/31/2012       131.588146       158.564774         979.6271
  01/01/2013    to  12/31/2013       158.564774       200.867763         747.7896
============   ==== ==========       ==========       ==========     ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998644        11.951741     188,983.5826
  01/01/2005    to  12/31/2005        11.951741        13.230588     192,469.8754
  01/01/2006    to  12/31/2006        13.230588        15.056884     196,663.5853
  01/01/2007    to  12/31/2007        15.056884        15.267724     183,925.9084
  01/01/2008    to  12/31/2008        15.267724         9.599510     145,317.0505
  01/01/2009    to  12/31/2009         9.599510        12.492580     135,131.6800
  01/01/2010    to  12/31/2010        12.492580        15.266007     115,778.2577
  01/01/2011    to  12/31/2011        15.266007        14.071615     110,467.2548
  01/01/2012    to  12/31/2012        14.071615        16.347741      96,113.1603
  01/01/2013    to  12/31/2013        16.347741        21.330590      79,129.1149
============   ==== ==========       ==========       ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.690181        13.858377     689,649.6331
  01/01/2005    to  12/31/2005        13.858377        15.573010     541,506.2615
  01/01/2006    to  12/31/2006        15.573010        19.738183     508,578.8353
  01/01/2007    to  12/31/2007        19.738183        19.196255     468,248.8267
  01/01/2008    to  12/31/2008        19.196255        11.161587     397,748.9575
  01/01/2009    to  12/31/2009        11.161587        17.024193     370,385.6300
  01/01/2010    to  12/31/2010        17.024193        19.495409     349,291.8637
  01/01/2011    to  12/31/2011        19.495409        16.443106     324,112.2935
  01/01/2012    to  12/31/2012        16.443106        20.903672     283,076.1862
  01/01/2013    to  12/31/2013        20.903672        26.830898     254,564.4469
============   ==== ==========       ==========       ==========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010672         1.046190     669,786.3310
  01/01/2013    to  12/31/2013         1.046190         1.048221     504,790.7826
============   ==== ==========       ==========       ==========     ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.538078        12.078766        635,631.1567
  01/01/2005    to  12/31/2005       12.078766        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905        381,242.4072
  01/01/2012    to  12/31/2012       15.121905        17.584715        319,962.5374
  01/01/2013    to  12/31/2013       17.584715        24.246340        283,830.4420
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.093127        10.534498         21,127.3761
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038190         8.936988          26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360          53,615.6600
  01/01/2010    to  12/31/2010        9.856360        10.286561          44,248.9136
  01/01/2011    to  12/31/2011       10.286561        10.704420          41,767.8518
  01/01/2012    to  12/31/2012       10.704420        11.045917          43,928.8479
  01/01/2013    to  04/26/2013       11.045917        11.017198               0.0000
============   ==== ==========       =========        =========       ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233         253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363         340,694.7303
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142               0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214          26,979.7464
  01/01/2008    to  12/31/2008       12.980214         7.754770          39,834.4196
  01/01/2009    to  12/31/2009        7.754770        10.741407          44,736.6600
  01/01/2010    to  12/31/2010       10.741407        12.891564          53,991.6914
  01/01/2011    to  12/31/2011       12.891564        12.492986          72,580.5568
  01/01/2012    to  12/31/2012       12.492986        14.368003          44,582.6411
  01/01/2013    to  12/31/2013       14.368003        16.553618          42,733.4063
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.992320        17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076         875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701         788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466         714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333         631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964         576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056         500,702.0517
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438             974.7689
  01/01/2011    to  12/31/2011       10.205438        10.240357          13,455.9965
  01/01/2012    to  12/31/2012       10.240357        10.810264          14,160.0906
  01/01/2013    to  12/31/2013       10.810264        11.041274          27,394.7725
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.668982         7.860884         411,757.7047
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119             373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168               0.0000
  01/01/2012    to  12/31/2012       11.912168        13.390224               0.0000
  01/01/2013    to  12/31/2013       13.390224        13.307738               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339          59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002         112,796.5477
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733         129,725.2076
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652         288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041         274,993.3699
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294         687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371         610,656.1413
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.418489        11.170963        852,071.8889
  01/01/2005    to  12/31/2005       11.170963        11.141080        579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649        528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080        474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939        761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612        402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326        372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818        336,942.7620
  01/01/2012    to  12/31/2012       14.774818        15.858800        293,165.4416
  01/01/2013    to  12/31/2013       15.858800        14.152398        264,576.1643
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.598744        11.976661      2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993      2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722      2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425      2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264      2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346      1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943      1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440      1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855      1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055      1,338,467.6090
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564        219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926        193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308        179,021.9674
  01/01/2012    to  12/31/2012       16.843308        18.285402        168,066.6978
  01/01/2013    to  12/31/2013       18.285402        23.870178        154,882.1120
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270          5,385.0076
  01/01/2011    to  12/31/2011       12.338270        12.556481         12,044.9653
  01/01/2012    to  12/31/2012       12.556481        13.764649         18,855.9154
  01/01/2013    to  12/31/2013       13.764649        13.730420         69,708.9116
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314          4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778          3,513.9544
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370         21,814.0123
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916        156,767.4677
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714        544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967        482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010        467,216.0600
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371        547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868        468,775.4611
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337        658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995        606,844.5772
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.433062        14.226210        749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472        409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747        357,783.6433
  01/01/2012    to  12/31/2012       15.549747        18.044960        288,839.3804
  01/01/2013    to  12/31/2013       18.044960        23.509085        255,435.4932
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.796888        15.115190         61,158.8364
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088188         6.044506         11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894         57,516.1200
  01/01/2010    to  12/31/2010        8.475894         8.911941         53,555.2900
  01/01/2011    to  12/31/2011        8.911941         7.514062         53,624.4003
  01/01/2012    to  12/31/2012        7.514062         8.679548         51,986.8353
  01/01/2013    to  04/26/2013        8.679548         8.994758              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.043873        14.512748          2,041.9700
  01/01/2010    to  12/31/2010       14.512748        15.081921          6,757.4909
  01/01/2011    to  12/31/2011       15.081921        15.896561          7,581.7872
  01/01/2012    to  12/31/2012       15.896561        16.195277         10,220.8642
  01/01/2013    to  12/31/2013       16.195277        15.520773         10,129.0344
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238      1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143        892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685        577,217.0945
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562      1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530      1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000      1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755      1,299,516.7289
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.687034        17.478966         59,830.4083
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998644        11.096411        160,260.3155
  01/01/2005    to  12/31/2005       11.096411        12.155042        124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656        117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352        123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156        102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836         90,192.5100
  01/01/2010    to  12/31/2010       11.399836        14.259327         80,395.3952
  01/01/2011    to  12/31/2011       14.259327        12.979302         71,339.3562
  01/01/2012    to  12/31/2012       12.979302        13.534252         65,044.2462
  01/01/2013    to  04/26/2013       13.534252        14.592475              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.714878        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564767         9.979690           7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205           6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141          13,045.5300
  01/01/2010    to  12/31/2010        6.925141         7.859835          15,819.5373
  01/01/2011    to  12/31/2011        7.859835         7.434600          17,173.6182
  01/01/2012    to  12/31/2012        7.434600         8.239005          10,868.1339
  01/01/2013    to  04/26/2013        8.239005         8.847142               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.909106         8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779       1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579       1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676       1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229         875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.883167        14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492        16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257         790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121         695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994         587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528         533,008.4500
  01/01/2010    to  12/31/2010       11.991528        13.536401         472,901.3782
  01/01/2011    to  12/31/2011       13.536401        14.179556         412,917.1867
  01/01/2012    to  12/31/2012       14.179556        15.561525         354,196.6635
  01/01/2013    to  12/31/2013       15.561525        20.895389         315,248.5277
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600               0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857           7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588          11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534          10,247.1880
  01/01/2012    to  12/31/2012       14.128534        16.384184           7,465.5032
  01/01/2013    to  12/31/2013       16.384184        20.564521          12,430.6973
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845          127.5600
  01/01/2010    to  12/31/2010       13.487845        16.705911        4,123.6530
  01/01/2011    to  12/31/2011       16.705911        16.065053        2,222.2364
  01/01/2012    to  12/31/2012       16.065053        18.529086        2,301.6225
  01/01/2013    to  12/31/2013       18.529086        24.195498        3,238.1755
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.395014        11.275442      537,950.0067
  01/01/2005    to  12/31/2005       11.275442        11.578333      515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585      414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452      357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648      320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283      308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983      289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447      267,489.2266
  01/01/2012    to  12/31/2012       11.670447        13.252153      277,518.4338
  01/01/2013    to  12/31/2013       13.252153        17.170817      257,283.8514
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.211505        21.243229      106,449.1197
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.588767       21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684       81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888      136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988      149,614.6077
  01/01/2012    to  12/31/2012        8.646988         9.688314      133,951.7523
  01/01/2013    to  04/26/2013        9.688314        10.604251            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.989316        11.564961        3,803.6000
  01/01/2010    to  12/31/2010       11.564961        12.259062        4,968.6757
  01/01/2011    to  12/31/2011       12.259062        10.533011        4,951.9829
  01/01/2012    to  12/31/2012       10.533011        12.218310        3,294.9689
  01/01/2013    to  12/31/2013       12.218310        14.594792        6,948.9767
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.438744        24.233785      131,735.2864
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.959724        13.457712        472,313.4662
  01/01/2005    to  12/31/2005       13.457712        14.304925        355,196.8526
  01/01/2006    to  12/31/2006       14.304925        16.136462        303,858.9772
  01/01/2007    to  12/31/2007       16.136462        15.440795        309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413        281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418        255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624        215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208        200,774.4400
  01/01/2012    to  12/31/2012       14.194208        14.698643        164,834.7569
  01/01/2013    to  04/26/2013       14.698643        15.924716              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928          1,673.3300
  01/01/2010    to  12/31/2010       13.692928        17.044476          1,777.6741
  01/01/2011    to  12/31/2011       17.044476        16.040482          5,757.5793
  01/01/2012    to  12/31/2012       16.040482        18.292316          4,949.2061
  01/01/2013    to  12/31/2013       18.292316        24.852244         13,370.3666
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.805417        21.184132        266,346.0086
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.567923         4.299219        486,242.6251
  01/01/2005    to  12/31/2005        4.299219         4.694924        368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207        307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680        250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596        197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075        193,617.5000
  01/01/2010    to  12/31/2010        5.377075         6.753719        171,381.7171
  01/01/2011    to  12/31/2011        6.753719         5.986033        162,238.9517
  01/01/2012    to  12/31/2012        5.986033         6.601045        142,451.8593
  01/01/2013    to  04/26/2013        6.601045         6.897369              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903              0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143              0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245          2,902.0366
  01/01/2012    to  12/31/2012       15.337245        15.473865          2,886.1056
  01/01/2013    to  12/31/2013       15.473865        16.857599          2,871.5116
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902               0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541             943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909           1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391          20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823          18,391.6300
  01/01/2010    to  12/31/2010       16.082823        16.688556          23,973.3426
  01/01/2011    to  12/31/2011       16.688556        17.280596          38,713.6887
  01/01/2012    to  12/31/2012       17.280596        17.514328          40,078.5139
  01/01/2013    to  12/31/2013       17.514328        17.071751          36,872.8382
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313         777,671.6506
  01/01/2005    to  12/31/2005       10.687313        11.604154         899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647       1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401       1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933       1,155,739.8757
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330       3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330        10.949726       5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788       6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161       5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775       5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838       4,685,909.5109
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486        179,571.4468
  01/01/2005    to  12/31/2005       10.107486        10.387940        619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689      1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884        815,412.3193
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224      3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224        11.380836      5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653      5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334      4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385      4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286      3,988,892.2947
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672         96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285        104,732.7225
  01/01/2012    to  12/31/2012        9.287285        10.607388         95,756.4444
  01/01/2013    to  04/26/2013       10.607388        11.410352              0.0000
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688        10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922        2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773        2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732        1,995,052.8777
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265          31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744          36,091.9456
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260       1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832       1,005,057.3599
  01/01/2012    to  12/31/2012        9.422832        10.511129         953,918.5500
  01/01/2013    to  12/31/2013       10.511129        12.242973         901,954.2521
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471       1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591       1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900       1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143       1,712,550.8998
  01/01/2012    to  12/31/2012        8.724143         9.957163       1,744,580.8279
  01/01/2013    to  12/31/2013        9.957163        12.241176       1,674,526.9680
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775         109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818         126,551.0800
  01/01/2010    to  12/31/2010        7.841818         9.118054         139,983.8891
  01/01/2011    to  12/31/2011        9.118054         8.547889         109,005.9439
  01/01/2012    to  12/31/2012        8.547889         9.861290         107,148.6625
  01/01/2013    to  12/31/2013        9.861290        12.576555          99,333.7083
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872         491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538         554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347         638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409         880,141.5031
  01/01/2012    to  12/31/2012        9.885409        10.765856         691,926.6017
  01/01/2013    to  12/31/2013       10.765856        12.009466         650,243.2326
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134          71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788          95,116.5795
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873          71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263         115,584.2918
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782        5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689       39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068       49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185       56,842.9674
  01/01/2012    to  12/31/2012       19.861185        22.743320       52,997.7712
  01/01/2013    to  12/31/2013       22.743320        24.434687       47,972.7311
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566      163,702.3876
  01/01/2005    to  12/31/2005       12.803566        14.253740      136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313      157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623      149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364      132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480      120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543      109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451      113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101      115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017       99,005.8233
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.697139         7.136100      781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706      525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836      495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995      422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049      422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778      398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352      358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739      368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722      317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991      325,312.5013
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246575        10.619411            0.0000
  01/01/2006    to  12/31/2006       10.619411        11.122610       59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068       71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552       73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925       85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220       75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       137.018308       140.581867            295.6292
  01/01/2011    to  12/31/2011       140.581867       127.724425            299.9336
  01/01/2012    to  12/31/2012       127.724425       153.754409            953.2243
  01/01/2013    to  12/31/2013       153.754409       194.579444          1,684.6768
============   ==== ==========       ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998562        11.943726        200,639.3919
  01/01/2005    to  12/31/2005        11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006        13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007        15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008        15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009         9.554730        12.421876        229,511.8600
  01/01/2010    to  12/31/2010        12.421876        15.164455        192,975.6214
  01/01/2011    to  12/31/2011        15.164455        13.964054        180,120.7616
  01/01/2012    to  12/31/2012        13.964054        16.206485        156,667.9715
  01/01/2013    to  12/31/2013        16.206485        21.125154        139,166.5819
============   ==== ==========       ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.728055        13.889348        733,353.6073
  01/01/2005    to  12/31/2005        13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006        15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007        19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008        19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009        11.141818        16.977047        508,991.5300
  01/01/2010    to  12/31/2010        16.977047        19.422008        454,241.5700
  01/01/2011    to  12/31/2011        19.422008        16.364832        414,357.2483
  01/01/2012    to  12/31/2012        16.364832        20.783269        358,846.1129
  01/01/2013    to  12/31/2013        20.783269        26.649710        300,712.2169
============   ==== ==========       ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010655         1.045471        870,604.5617
  01/01/2013    to  12/31/2013         1.045471         1.046454      1,101,485.8331
============   ==== ==========       ==========       ==========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998562        10.451325       22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227       85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472       96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079       93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174       92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738       80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703       71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622       68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305       83,203.8816
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039       35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786       32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594       25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816       22,944.6427
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.575448        12.105739      468,862.0298
  01/01/2005    to  12/31/2005       12.105739        12.879664      362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878      329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940      291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398      256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292      243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445      208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903      185,562.7308
  01/01/2012    to  12/31/2012       15.049903        17.483404      157,912.6788
  01/01/2013    to  12/31/2013       17.483404        24.082576      167,252.7136
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.037623        10.474723      133,885.6834
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038080         8.930842       55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740      153,912.6600
  01/01/2010    to  12/31/2010        9.839740        10.258953      159,176.7273
  01/01/2011    to  12/31/2011       10.258953        10.665052      146,729.2690
  01/01/2012    to  12/31/2012       10.665052        10.994233      162,643.6537
  01/01/2013    to  04/26/2013       10.994233        10.965528            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513      327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433      366,115.0998
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213        2,215.1197
  01/01/2007    to  12/31/2007       10.315213        12.958474      117,424.9721
  01/01/2008    to  12/31/2008       12.958474         7.734002      104,320.5870
  01/01/2009    to  12/31/2009        7.734002        10.701942       73,976.5100
  01/01/2010    to  12/31/2010       10.701942        12.831376       51,774.3616
  01/01/2011    to  12/31/2011       12.831376        12.422254       66,490.0724
  01/01/2012    to  12/31/2012       12.422254        14.272304       63,901.6760
  01/01/2013    to  12/31/2013       14.272304        16.426933       54,335.8725
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.066264        17.076098      685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269      537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637      542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730      519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064      436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065      409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826      375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811      329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480      291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862      243,330.3864
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534       13,141.2160
  01/01/2011    to  12/31/2011       10.198534        10.223228       29,236.7254
  01/01/2012    to  12/31/2012       10.223228        10.781338       24,813.5919
  01/01/2013    to  12/31/2013       10.781338        11.000723       42,792.1088
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045       54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655       61,446.3903
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.704481         7.890285      166,048.9595
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607            0.0000
  01/01/2010    to  12/31/2010       10.871607        12.129841        4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428        3,873.9002
  01/01/2012    to  12/31/2012       11.880428        13.341128        3,773.9392
  01/01/2013    to  12/31/2013       13.341128        13.245689        2,677.9329
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918        3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128       81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.469098        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.411529        11.152314        986,886.9436
  01/01/2005    to  12/31/2005       11.152314        11.111391        778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391        713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208        682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813        746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811        767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023        678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270        596,849.5573
  01/01/2012    to  12/31/2012       14.647270        15.706100        525,494.4515
  01/01/2013    to  12/31/2013       15.706100        14.002111        452,641.9792
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.652364        12.019969        763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401        739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551        594,401.3562
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332          1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021          1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278          3,503.5063
  01/01/2012    to  12/31/2012       16.544278        17.942723          7,439.4556
  01/01/2013    to  12/31/2013       17.942723        23.399440          7,507.9566
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762         17,086.2352
  01/01/2011    to  12/31/2011       12.307762        12.512948         26,272.7059
  01/01/2012    to  12/31/2012       12.512948        13.703146         32,377.6128
  01/01/2013    to  12/31/2013       13.703146        13.655406         49,208.4362
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038              0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401            986.7498
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582        258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969        348,195.6300
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073        149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444        202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830        356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862        333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955        367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779        320,485.5401
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023        196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748        229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654        301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939        323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082        317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906        300,367.1935
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.984805        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980        189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524        165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824        139,740.4447
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.110051         7.073886        539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314        522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116        501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835        502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596        413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775        420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924        359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078        313,697.5017
  01/01/2012    to  12/31/2012        9.861078        11.014898        311,855.3561
  01/01/2013    to  12/31/2013       11.014898        14.783140        285,261.3124
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.454065        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
  01/01/2012    to  12/31/2012       15.454099        17.915950        287,712.2079
  01/01/2013    to  12/31/2013       17.915950        23.317695        252,238.2662
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.042406        13.184184         53,487.1039
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088078         6.040337         51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583         82,197.8900
  01/01/2010    to  12/31/2010        8.461583         8.888011        169,326.3736
  01/01/2011    to  12/31/2011        8.888011         7.486399         80,367.3845
  01/01/2012    to  12/31/2012        7.486399         8.638908         79,170.0802
  01/01/2013    to  04/26/2013        8.638908         8.949795              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.897321        14.351824          7,009.5700
  01/01/2010    to  12/31/2010       14.351824        14.899780         12,383.0597
  01/01/2011    to  12/31/2011       14.899780        15.688931         11,446.0520
  01/01/2012    to  12/31/2012       15.688931        15.967684          3,990.1293
  01/01/2013    to  12/31/2013       15.967684        15.287359          3,711.0506
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891        954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355        789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836        894,623.3298
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.002057         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.749521        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509        801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507        645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113        580,374.7381
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.555344        17.310581         70,025.9106
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998562        11.088963        163,554.1683
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
  01/01/2010    to  12/31/2010       11.335295        14.164443         99,628.3543
  01/01/2011    to  12/31/2011       14.164443        12.880067         87,881.4331
  01/01/2012    to  12/31/2012       12.880067        13.417273         79,920.2742
  01/01/2013    to  04/26/2013       13.417273        14.461751              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.732750        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564450         9.978019           6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506          48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104          62,900.3900
  01/01/2010    to  12/31/2010        6.910104         7.834937          45,829.0696
  01/01/2011    to  12/31/2011        7.834937         7.403653          42,488.3276
  01/01/2012    to  12/31/2012        7.403653         8.196467          35,289.6277
  01/01/2013    to  04/26/2013        8.196467         8.798666               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.945738         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111         634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327         548,945.5013
  01/01/2012    to  12/31/2012        7.933327         8.914802               0.0000
  01/01/2013    to  12/31/2013        8.914802         8.914802               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.947388        15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679        16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135         844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100         761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590         596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815         552,762.9400
  01/01/2010    to  12/31/2010       11.974815        13.504035         423,839.8849
  01/01/2011    to  12/31/2011       13.504035        14.131542         368,727.8436
  01/01/2012    to  12/31/2012       14.131542        15.493246         320,597.7553
  01/01/2013    to  12/31/2013       15.493246        20.782927         289,823.6577
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881               0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229          12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440          12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849          13,442.8182
  01/01/2012    to  12/31/2012       14.083849        16.315960           8,951.9780
  01/01/2013    to  12/31/2013       16.315960        20.458437          11,794.4508
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309        3,115.8800
  01/01/2010    to  12/31/2010       13.360309        16.531427       12,392.3620
  01/01/2011    to  12/31/2011       16.531427        15.881398        8,726.6061
  01/01/2012    to  12/31/2012       15.881398        18.298861       10,435.4501
  01/01/2013    to  12/31/2013       18.298861        23.871000        9,502.0884
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.428700        11.300646      287,263.4410
  01/01/2005    to  12/31/2005       11.300646        11.591091      396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340      392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831      377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698      293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933      296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853      282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419      238,876.2858
  01/01/2012    to  12/31/2012       11.599419        13.155623      252,965.0713
  01/01/2013    to  12/31/2013       13.155623        17.025313      236,418.9244
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.944162        20.917289       51,971.7468
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149       88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160       96,513.4404
  01/01/2012    to  12/31/2012        8.615160         9.642956      100,159.9254
  01/01/2013    to  04/26/2013        9.642956        10.551252            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.895451        11.436663        4,403.1900
  01/01/2010    to  12/31/2010       11.436663        12.110959       11,105.3737
  01/01/2011    to  12/31/2011       12.110959        10.395367        7,808.0383
  01/01/2012    to  12/31/2012       10.395367        12.046530       15,074.2341
  01/01/2013    to  12/31/2013       12.046530        14.375224       14,872.7791
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.190964        23.908788       53,467.7487
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.998433        13.487739        224,052.4404
  01/01/2005    to  12/31/2005       13.487739        14.322557        160,332.2470
  01/01/2006    to  12/31/2006       14.322557        16.140250        154,272.9954
  01/01/2007    to  12/31/2007       16.140250        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604         97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933         75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          1,041.4200
  01/01/2010    to  12/31/2010       13.541011        16.838547          5,418.5337
  01/01/2011    to  12/31/2011       16.838547        15.830866          3,297.7268
  01/01/2012    to  12/31/2012       15.830866        18.035140          9,276.9370
  01/01/2013    to  12/31/2013       18.035140        24.478371          9,453.0474
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.563767        20.865466         87,034.6666
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.589108         4.314826        312,990.2164
  01/01/2005    to  12/31/2005        4.314826         4.707273        199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139        208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612        297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283        217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652        217,662.8500
  01/01/2010    to  12/31/2010        5.369652         6.737666        191,266.8939
  01/01/2011    to  12/31/2011        6.737666         5.965845        180,162.4399
  01/01/2012    to  12/31/2012        5.965845         6.572172        143,664.0905
  01/01/2013    to  04/26/2013        6.572172         6.865017              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652            198.8200
  01/01/2010    to  12/31/2010       14.726652        18.671588          2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720          2,321.7774
  01/01/2012    to  12/31/2012       15.288720        15.409403          2,010.5636
  01/01/2013    to  12/31/2013       15.409403        16.770589          2,102.3810
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339             490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724          25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744          29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235         134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564          90,533.8500
  01/01/2010    to  12/31/2010       15.840564        16.420744          89,900.7356
  01/01/2011    to  12/31/2011       16.420744        16.986337          86,984.1514
  01/01/2012    to  12/31/2012       16.986337        17.198787          84,251.4841
  01/01/2013    to  12/31/2013       17.198787        16.747425          37,599.6927
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617         496,059.1309
  01/01/2005    to  12/31/2005       10.685617        11.590752         933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366         968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738         798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251         785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063         672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485         624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577         545,952.9916
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680       3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680        10.937077       7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216      10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700      12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780      12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525      11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611      10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110       9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255       8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420       7,934,744.4925
============   ==== ==========       =========        =========      ===============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881          89,756.6426
  01/01/2005    to  12/31/2005       10.105881        10.375938         551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251       3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850       3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990       2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648       2,078,044.7723
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541       3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541        11.367691       6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689       9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701      12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996      12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952      11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163      10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825       9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539       9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779       8,823,513.3710
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         7.016687         271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588         353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867         376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106         375,161.9153
  01/01/2012    to  12/31/2012        9.253106        10.557734         386,597.9056
  01/01/2013    to  04/26/2013       10.557734        11.353330               0.0000
============   ==== ==========       =========        =========      ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083        5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509        4,578,043.0577
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446           5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381          29,163.0295
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500       3,636,994.6124
  01/01/2013    to  12/31/2013       10.486500        12.208182       3,440,159.9043
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828       2,387,465.9683
  01/01/2013    to  12/31/2013        9.933828        12.206386       2,213,019.1547
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791         128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191         275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799         265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140         251,752.5607
  01/01/2012    to  12/31/2012        8.532140         9.838177         222,989.5897
  01/01/2013    to  12/31/2013        9.838177        12.540809         210,768.5145
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231         681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692       1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861       1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207       1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633       1,153,882.2955
  01/01/2013    to  12/31/2013       10.740633        11.975342       1,086,841.1016
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334          62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034         134,695.0142
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279          25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407         106,154.1305
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652          11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250          30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939          64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415          63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187          64,114.9242
  01/01/2013    to  12/31/2013       22.558187        24.223673          65,832.9796
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274         214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861         441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665         320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120         249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824         233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868         226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119         203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948         181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812         173,902.1391
  01/01/2013    to  12/31/2013       15.932812        16.203410         168,721.1437
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833         835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900         766,531.6980
  01/01/2013    to  12/31/2013        8.574900        12.262580         676,170.6117
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927         243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276         255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956         280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272         272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274               0.0000
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       135.103915       138.571745            104.9272
  01/01/2011    to  12/31/2011       138.571745       125.835311            505.6277
  01/01/2012    to  12/31/2012       125.835311       151.404221          1,120.6220
  01/01/2013    to  12/31/2013       151.404221       191.509486            748.4861
============   ==== ==========       ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998521        11.939720        269,252.5508
  01/01/2005    to  12/31/2005        11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006        13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007        14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008        15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009         9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010        12.386674        15.113932        152,386.6406
  01/01/2011    to  12/31/2011        15.113932        13.910583        120,617.2515
  01/01/2012    to  12/31/2012        13.910583        16.136315        106,272.5651
  01/01/2013    to  12/31/2013        16.136315        21.023179         97,683.5078
============   ==== ==========       ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.651185        13.791399        844,731.6342
  01/01/2005    to  12/31/2005        13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006        15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007        19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008        19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009        11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010        16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011        19.227231        16.192619        340,157.1260
  01/01/2012    to  12/31/2012        16.192619        20.554229        302,938.1809
  01/01/2013    to  12/31/2013        20.554229        26.342855        280,422.8714
============   ==== ==========       ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010647         1.045112      2,063,757.0497
  01/01/2013    to  12/31/2013         1.045112         1.045571      1,893,930.5170
============   ==== ==========       ==========       ==========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751      222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920      203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525      190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004      203,976.4960
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199      145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186      177,908.4943
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.499598        12.020385      597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480      817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678      626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262      585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582      507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259      466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193      398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553      376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758      262,322.7907
  01/01/2013    to  12/31/2013       17.290758        23.805318      319,630.3724
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.009975        10.444963       85,438.0167
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038026         8.927771          28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441          98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177          91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421          85,889.9308
  01/01/2012    to  12/31/2012       10.645421        10.968482          81,720.2668
  01/01/2013    to  04/26/2013       10.968482        10.939784               0.0000
============   ==== ==========       =========        =========       ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153          60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470         214,830.1202
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617          80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640          67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263          87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388         124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038         148,487.6007
  01/01/2012    to  12/31/2012       12.387038        14.224693         106,257.2654
  01/01/2013    to  12/31/2013       14.224693        16.363954         101,570.1525
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361         378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186         345,391.5204
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674          10,143.5481
  01/01/2012    to  12/31/2012       10.214674        10.766904          27,171.1595
  01/01/2013    to  12/31/2013       10.766904        10.980504          34,886.3694
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.637036         7.817754         212,619.4835
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960               0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715           2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590           2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647          17,103.0465
  01/01/2013    to  12/31/2013       13.316647        13.214774          19,298.3165
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119           3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982         411,154.7260
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774          31,337.6918
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520         275,804.4530
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817         399,200.6228
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.408048        11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573        1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314          951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367          761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879          628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618          612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664          615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906          522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297          458,817.4301
  01/01/2013    to  12/31/2013       15.630297        13.927562          448,389.8588
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.550473        11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299        1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480        1,104,260.1509
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973           62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759           55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798           51,422.9335
  01/01/2013    to  12/31/2013       17.773798        23.167563           51,819.0742
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535            2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238           16,762.6537
  01/01/2012    to  12/31/2012       12.491238        13.672498           71,298.7942
  01/01/2013    to  12/31/2013       13.672498        13.618052           86,765.1833
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912           40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740           39,474.2888
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087          123,980.0761
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996        930,018.6103
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198        425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021        425,456.7987
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380         57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441        307,667.6569
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.608637        47.138957        782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932        263,824.3044
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183        716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655        607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334        572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492        528,126.6336
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.404493        14.169346        832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495        750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290        704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110        491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197        501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366        376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934        424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747        368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225        248,306.0224
  01/01/2013    to  12/31/2013       17.758225        23.100870        300,564.8186
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.591377        14.875007         70,935.5639
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088023         6.038254         39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436        111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070        126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605        120,514.0081
  01/01/2012    to  12/31/2012        7.472605         8.618659        106,573.4907
  01/01/2013    to  04/26/2013        8.618659         8.927398              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.824619        14.272032          1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536          8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135         11,688.6909
  01/01/2012    to  12/31/2012       15.586135        15.855089         15,848.2219
  01/01/2013    to  12/31/2013       15.855089        15.171972          9,739.7190
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061      1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997        734,027.6940
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.655482        11.735525      2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134      2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570      1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624      1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080      1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222      1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630      1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659        987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091        857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436        754,758.6576
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.489942        17.226997         69,223.6879
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998521        11.085242        190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735         75,490.4088
  01/01/2012    to  12/31/2012       12.830735        13.359163         76,085.4478
  01/01/2013    to  04/26/2013       13.359163        14.396828              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.690594        10.367887      1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183           9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159         213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598         208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517          23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228         222,381.5193
  01/01/2012    to  12/31/2012        7.388228         8.175281          21,753.4939
  01/01/2013    to  04/26/2013        8.175281         8.774528               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.876171         8.230659       2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054         803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451         686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.825385        14.888758         751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544         672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407         585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145         436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693         377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451         331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080         280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958         230,214.7237
  01/01/2012    to  12/31/2012       13.951958        15.288669         227,434.9548
  01/01/2013    to  12/31/2013       15.288669        20.498259         226,140.7731
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022             151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922          14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897          14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559           6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954           7,454.5487
  01/01/2013    to  12/31/2013       16.281954        20.405601          12,789.2166
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994       10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869        5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359        5,068.6268
  01/01/2012    to  12/31/2012       15.790359        18.184822        5,444.2590
  01/01/2013    to  12/31/2013       18.184822        23.710385        9,137.4498
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.360344        11.220948      238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447      246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700      244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657      238,255.2995
  01/01/2013    to  12/31/2013       13.030657        16.858533      221,661.6539
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.811965        20.756199      105,176.6217
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951       28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191      214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303      224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289      234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356      220,738.7279
  01/01/2013    to  04/26/2013        9.620356        10.524851            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.848886        11.373048          108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580        1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221          818.1329
  01/01/2012    to  12/31/2012       10.327221        11.961547        1,570.5152
  01/01/2013    to  12/31/2013       11.961547        14.266681        4,280.1639
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.068260        23.747926      123,293.2154
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.919827        13.392661        368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507        308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503        278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171        242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262        172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655        219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065        188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994        168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926        162,175.7777
  01/01/2013    to  04/26/2013       14.452926        15.651038              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685         10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517         11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087          5,294.0475
  01/01/2012    to  12/31/2012       15.727087        17.907911          7,143.4603
  01/01/2013    to  12/31/2013       17.907911        24.293548         17,911.7560
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.444247        20.707934        157,219.9614
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.548861         4.274839        426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325        372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166        339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901        296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616        201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594        275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218        206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901        165,476.5989
  01/01/2012    to  12/31/2012        5.889901         6.485249        137,184.1621
  01/01/2013    to  04/26/2013        6.485249         6.773144              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034              0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343          8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514          6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272          3,585.4584
  01/01/2013    to  12/31/2013       15.377272        16.727253          3,077.9265
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769               0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678          12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695          18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827          14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806          29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453          32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092          41,783.1302
  01/01/2012    to  12/31/2012       16.841092        17.043155          34,672.0779
  01/01/2013    to  12/31/2013       17.043155        16.587579          28,701.0380
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769         770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057       1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383       1,244,756.5605
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855       4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758      10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689      16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801      15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811      14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678      13,359,110.2385
============   ==== ==========       =========        =========      ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078          98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941         410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462       2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466       2,091,940.1540
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700       4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125       8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036      11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100      15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419      16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676      15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582      13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780      12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927      11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509      11,423,391.3074
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269         378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104         557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990         567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064         544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994         526,519.1755
  01/01/2013    to  04/26/2013       10.532994        11.324926               0.0000
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353        3,999,718.6892
============   ==== ==========       =========        =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS AA





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243         25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309         20,197.6082
  01/01/2012    to  12/31/2012       16.502309        18.799138         17,539.3485
  01/01/2013    to  12/31/2013       18.799138        22.062525         10,966.3777
============   ==== ==========       =========        =========        ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       10.055097        12.265257         28,590.1629
  01/01/2005    to  12/31/2005       12.265257        14.236421        205,094.0893
  01/01/2006    to  12/31/2006       14.236421        17.953306        159,703.7512
  01/01/2007    to  12/31/2007       17.953306        20.253814         92,205.7561
  01/01/2008    to  12/31/2008       20.253814        11.877065         83,417.3222
  01/01/2009    to  12/31/2009       11.877065        15.800848         80,862.6600
  01/01/2010    to  12/31/2010       15.800848        17.545849         82,664.3488
  01/01/2011    to  12/31/2011       17.545849        16.092555         70,232.1735
  01/01/2012    to  12/31/2012       16.092555        18.288288         73,311.0573
  01/01/2013    to  12/31/2013       18.288288        21.409633         71,183.5926
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2004    to  12/31/2004       11.671358        12.801496        332,212.3641
  01/01/2005    to  12/31/2005       12.801496        13.327240        226,031.4563
  01/01/2006    to  12/31/2006       13.327240        15.761654        215,478.7936
  01/01/2007    to  12/31/2007       15.761654        15.739100        208,895.1439
  01/01/2008    to  12/31/2008       15.739100         8.875095        167,864.2867
  01/01/2009    to  12/31/2009        8.875095        11.367046        146,006.6900
  01/01/2010    to  12/31/2010       11.367046        12.881212        132,926.4747
  01/01/2011    to  12/31/2011       12.881212        12.785677        126,203.6059
  01/01/2012    to  12/31/2012       12.785677        14.757185        128,325.9566
  01/01/2013    to  12/31/2013       14.757185        18.601567        117,204.4805
============   ==== ==========       =========        =========      ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.337160        10.912970      2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970        11.856027      2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986      1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643      1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099        930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236        856,851.5200
  01/01/2010    to  12/31/2010       12.842236        13.728420        784,849.5232
  01/01/2011    to  12/31/2011       13.728420        12.098150        691,218.7736
  01/01/2012    to  12/31/2012       12.098150        14.104148        658,394.0752
  01/01/2013    to  12/31/2013       14.104148        17.102922        579,564.1519
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.045581         7.011667        109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853        365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880        514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193        570,881.0633
  01/01/2012    to  12/31/2012        9.545193        10.685140        553,826.7001
  01/01/2013    to  12/31/2013       10.685140        12.489271        462,215.0924
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.450129         6.359814          86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163         324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014         406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455         386,230.4869
  01/01/2012    to  12/31/2012        8.837455        10.122028         417,351.8192
  01/01/2013    to  12/31/2013       10.122028        12.487463         301,881.4066
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.650957         7.685380          78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642         125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248         195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751         172,156.6061
  01/01/2012    to  12/31/2012       10.013751        10.944060         195,774.4650
  01/01/2013    to  12/31/2013       10.944060        12.251046         157,082.3929
============   ==== ==========       =========        =========       ==============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199           9,872.4945
  01/01/2013    to  12/31/2013       10.568199        11.582847          19,659.1276
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958          78,687.2378
  01/01/2013    to  12/31/2013       11.560958        11.013615          64,229.5813
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225          65,814.7992
  01/01/2013    to  12/31/2013       10.297225        11.200807          84,971.8824
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848        14.337160       1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786       1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648         962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546         898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502         850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852         725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301         627,471.1486
  01/01/2012    to  12/31/2012       13.278301        16.495575         566,014.5596
  01/01/2013    to  12/31/2013       16.495575        16.842986         516,133.9085
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       14.097215        18.804577       1,452,691.2700
  01/01/2005    to  04/30/2005       18.804577        18.035334               0.0000
============   ==== ==========       =========        =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        6.604499         7.177933        6,485,668.7830
   01/01/2005                             to  12/31/2005        7.177933         8.039394        5,443,794.3614
   01/01/2006                             to  12/31/2006        8.039394         7.790114        4,535,165.1771
   01/01/2007                             to  12/31/2007        7.790114         7.855354        3,569,204.5839
   01/01/2008                             to  12/31/2008        7.855354         4.720908        3,194,091.4869
   01/01/2009                             to  12/31/2009        4.720908         6.189734        2,925,895.0400
   01/01/2010                             to  12/31/2010        6.189734         7.555612        2,519,223.1312
   01/01/2011                             to  12/31/2011        7.555612         7.692749        3,247,343.5164
   01/01/2012                             to  12/31/2012        7.692749         8.989117        2,874,047.2420
   01/01/2013                             to  12/31/2013        8.989117        12.906402        2,340,718.2792
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.417047        11.167932        2,202,980.2348
   01/01/2007                             to  12/31/2007       11.167932        10.361388        1,673,293.9561
   01/01/2008                             to  12/31/2008       10.361388         4.636803        1,882,751.0198
   01/01/2009                             to  12/31/2009        4.636803         6.308458        1,900,175.9400
   01/01/2010                             to  12/31/2010        6.308458         6.677074        1,705,574.4558
   01/01/2011                             to  04/29/2011        6.677074         7.099800                0.0000
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.930208        10.885772        2,691,165.1000
   01/01/2005                             to  12/31/2005       10.885772        11.475744        2,311,782.1769
   01/01/2006                             to  04/30/2006       11.475744        11.993749        2,261,675.0287
=============                            ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010713         1.047990          861,995.8827
   01/01/2013                             to  12/31/2013        1.047990         1.052652        1,479,332.1236
=============                            ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743        23.866772        231,213.3040
  01/01/2005    to  12/31/2005       23.866772        25.484343        195,146.9237
  01/01/2006    to  12/31/2006       25.484343        28.270682        160,298.5746
  01/01/2007    to  12/31/2007       28.270682        28.125704        135,922.7822
  01/01/2008    to  12/31/2008       28.125704        17.012216        120,939.4366
  01/01/2009    to  12/31/2009       17.012216        21.281712        105,115.5000
  01/01/2010    to  12/31/2010       21.281712        26.409726         79,816.4349
  01/01/2011    to  12/31/2011       26.409726        25.141956         67,243.5832
  01/01/2012    to  12/31/2012       25.141956        28.508025         55,401.9888
  01/01/2013    to  12/31/2013       28.508025        36.721384         46,509.6939
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT AMERICAN
CENTURY VP
 VALUE SUB-ACCOUNT)
  01/01/2004    to  04/30/2004       13.619029        14.047055        695,955.1376
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.320918        23.719979      3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107      1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485      1,010,159.8372
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003        429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552        372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023        331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276        312,727.9147
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372        13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902          952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463          878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943          759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737          627,042.4898
  01/01/2012    to  12/31/2012       15.513737        18.085742          546,323.4669
  01/01/2013    to  12/31/2013       18.085742        24.999529          462,742.8333
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  12/31/2004        7.115415         7.451877        4,158,138.6440
  01/01/2005    to  04/30/2005        7.451877         6.399259                0.0000
============   ==== ==========       =========        =========        ==============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       10.592078        10.484133        5,323,210.0380
============   ==== ==========       =========        =========        ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200          123,147.5952
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965        17.331204           36,833.2372
  01/01/2005    to  12/31/2005       17.331204        17.400043           31,739.2252
  01/01/2006    to  12/31/2006       17.400043        18.763978           22,140.1477
  01/01/2007    to  12/31/2007       18.763978        19.768898           18,560.8540
  01/01/2008    to  12/31/2008       19.768898        15.906610           10,480.7584
  01/01/2009    to  12/31/2009       15.906610        21.508475            8,430.3900
  01/01/2010    to  12/31/2010       21.508475        24.004328            6,128.8893
  01/01/2011    to  12/31/2011       24.004328        24.813737            5,868.9044
  01/01/2012    to  12/31/2012       24.813737        27.694943            4,604.2346
  01/01/2013    to  12/31/2013       27.694943        29.540727            4,348.8631
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        8.875049         9.011550          264,373.3047
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834        1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810        1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889        1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479        1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804        1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885          955,330.1494
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2004    to  12/31/2004       11.172186        11.988395        2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395        11.606763                0.0000
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  01/01/2004    to  12/31/2004       11.490888        12.393944           50,126.3988
  01/01/2005    to  04/30/2005       12.393944        11.919231                0.0000
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           22,478.3298
  01/01/2012    to  12/31/2012        9.767007        10.054067           37,926.1028
  01/01/2013    to  12/31/2013       10.054067        10.029369           31,351.5397
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180           29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777          195,730.6705
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006           35,509.6706
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533        1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678        1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888          892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204          807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517          771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761          751,255.9339
============   ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       10.364889        12.746084        1,614,795.1460
  01/01/2005    to  12/31/2005       12.746084        16.016930        1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930        20.231568          989,345.1918
  01/01/2007    to  12/31/2007       20.231568        25.691211          630,239.4306
  01/01/2008    to  04/25/2008       25.691211        23.386805                0.0000
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014        11.267259           25,779.3696
  01/01/2005    to  12/31/2005       11.267259        12.974461           18,054.0106
  01/01/2006    to  12/31/2006       12.974461        16.237795           16,068.5701
  01/01/2007    to  12/31/2007       16.237795        18.189039           15,521.5147
  01/01/2008    to  12/31/2008       18.189039        10.356497           12,347.6321
  01/01/2009    to  12/31/2009       10.356497        13.473503            5,881.8400
  01/01/2010    to  12/31/2010       13.473503        14.834696            5,775.1770
  01/01/2011    to  12/31/2011       14.834696        13.101868            5,630.7615
  01/01/2012    to  12/31/2012       13.101868        15.111446            3,448.0475
  01/01/2013    to  12/31/2013       15.111446        17.818925            1,940.8876
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.929297         6.999389           86,959.4433
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  01/01/2004    to  04/30/2004       12.039793        12.099773           50,513.0534
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  01/01/2004    to  04/30/2004       10.480095        10.233746          176,044.3622
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634        1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719        1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673        1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060        1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778        1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494        1,085,369.2547
============   ==== ==========       =========        =========        ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  04/30/2004       10.878096        10.787203          11,705.2893
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  12/31/2004       13.306143        15.245624       1,501,358.5670
   01/01/2005                             to  04/30/2005       15.245624        14.807213           1,071.7993
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004        6.185145         6.288503         800,827.6680
=============                            ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        8.796747         9.753649       1,238,844.2210
   01/01/2005                             to  12/31/2005        9.753649        10.059071       1,164,618.2058
   01/01/2006                             to  12/31/2006       10.059071        10.749914       1,049,935.9085
   01/01/2007                             to  12/31/2007       10.749914        13.088605         962,079.3573
   01/01/2008                             to  12/31/2008       13.088605         6.872158         820,745.1277
   01/01/2009                             to  12/31/2009        6.872158        10.657745         735,115.9400
   01/01/2010                             to  12/31/2010       10.657745        13.881861         635,207.3291
   01/01/2011                             to  12/31/2011       13.881861        12.741688         528,116.2523
   01/01/2012                             to  12/31/2012       12.741688        13.729784         479,524.0023
   01/01/2013                             to  12/31/2013       13.729784        18.822369         417,637.0411
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        8.624669         8.667666       1,185,779.5740
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        7.291438         7.202509          16,315.5738
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.866625        10.053375          74,479.0637
=============                            ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.679662        12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597        4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937        3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770        3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641        3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240        2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454        2,575,386.1671
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.683714        15.066905        2,618,055.6020
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2004    to  12/31/2004       12.806587        13.240421        1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421        13.377174          815,445.9772
  01/01/2006    to  12/31/2006       13.377174        13.699800          661,358.3611
  01/01/2007    to  12/31/2007       13.699800        14.691420          513,038.0102
  01/01/2008    to  12/31/2008       14.691420        15.181226          389,099.1782
  01/01/2009    to  05/01/2009       15.181226        15.695887                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177          456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287          410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620          369,037.8415
  01/01/2012    to  12/31/2012       17.614620        19.170865          341,233.2820
  01/01/2013    to  12/31/2013       19.170865        25.088677          308,525.1183
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2004    to  12/31/2004       10.593988        11.387381        2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381        11.847505        1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183        1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970        1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236        1,539,768.7032
  01/01/2009    to  05/01/2009        7.411236         7.328008                0.0000
============   ==== ==========       =========        =========        ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       15.100620        16.257344        316,894.3682
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  12/31/2004        9.661587        10.586787        717,032.4947
   01/01/2005                             to  12/31/2005       10.586787        11.173251        608,315.1598
   01/01/2006                             to  12/31/2006       11.173251        12.416839        485,878.7345
   01/01/2007                             to  04/27/2007       12.416839        13.135180              0.0000
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.772567        10.939129          8,532.0028
   01/01/2013                             to  12/31/2013       10.939129        10.299529         18,707.4898
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.216095        10.753200            661.2216
=============                            ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010746         1.068149        116,613.3500
   01/01/2013                             to  12/31/2013        1.068149         1.159797        125,181.9119
=============                            ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.130031        177,567.9882
   01/01/2006                             to  12/31/2006       10.130031        11.160973        628,400.9759
   01/01/2007                             to  12/31/2007       11.160973        11.599133        629,566.1126
   01/01/2008                             to  12/31/2008       11.599133         8.571201        716,367.7513
   01/01/2009                             to  12/31/2009        8.571201        10.555519        568,420.8200
   01/01/2010                             to  12/31/2010       10.555519        11.682751        500,424.4526
   01/01/2011                             to  12/31/2011       11.682751        11.642906        509,016.8278
   01/01/2012                             to  12/31/2012       11.642906        12.954905        449,789.1324
   01/01/2013                             to  12/31/2013       12.954905        14.426778        424,001.1963
=============                            ==== ==========       =========        =========        ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.168205          536,049.7619
  01/01/2006    to  12/31/2006       10.168205        11.415778          998,190.3026
  01/01/2007    to  12/31/2007       11.415778        11.888698          787,476.0600
  01/01/2008    to  12/31/2008       11.888698         7.858087          361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688          337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907          415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245          404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324          375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831          386,753.4539
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       43.409333        48.171871       17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871        49.250312          663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718          549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098          462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355          408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415          373,523.2900
  01/01/2010    to  12/31/2010       43.286415        50.081055          334,645.6953
  01/01/2011    to  12/31/2011       50.081055        47.525399          290,480.7679
  01/01/2012    to  12/31/2012       47.525399        55.423980          249,711.0096
  01/01/2013    to  12/31/2013       55.423980        73.285175          210,015.6826
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.085314        47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485        1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860        1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477        1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570        1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597        1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135          975,167.2712
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I.
PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2004    to  04/30/2004       10.308953        10.119601          607,173.0361
============   ==== ==========       =========        =========       ===============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        8.339884         8.419097        5,747,783.6630
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        9.281577         9.460724          455,443.1368
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.266421        10.067069           77,912.3154
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004       10.847816        10.875436           62,220.8926
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2004                             to  04/30/2004       13.127728        13.339526        1,161,540.2930
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT NEW
 VALUE SUB-ACCOUNT (CLASS IB))
   01/01/2004                             to  04/30/2004       13.876698        13.962049           25,795.2714
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
   01/01/2004                             to  12/31/2004       11.261659        12.338602          143,452.9459
   01/01/2005                             to  12/31/2005       12.338602        12.803698          121,771.8162
   01/01/2006                             to  12/31/2006       12.803698        14.635138          100,475.7681
   01/01/2007                             to  12/31/2007       14.635138        13.559101           91,862.4833
   01/01/2008                             to  12/31/2008       13.559101         8.196072           68,269.2161
   01/01/2009                             to  12/31/2009        8.196072        10.491570           65,403.4300
   01/01/2010                             to  04/30/2010       10.491570        11.209019                0.0000
=============                            ==== ==========       =========        =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384         7.192372        2,294,962.3868
  01/01/2005    to  12/31/2005        7.192372         8.147300        1,318,451.0896
  01/01/2006    to  12/31/2006        8.147300         8.561663        1,086,644.0805
  01/01/2007    to  12/31/2007        8.561663         9.949271          875,356.2201
  01/01/2008    to  12/31/2008        9.949271         5.922995          758,992.5253
  01/01/2009    to  12/31/2009        5.922995         8.518548          628,615.8800
  01/01/2010    to  12/31/2010        8.518548        10.758434          527,548.4919
  01/01/2011    to  12/31/2011       10.758434        10.460864          432,915.1818
  01/01/2012    to  12/31/2012       10.460864        11.751467          382,781.4126
  01/01/2013    to  12/31/2013       11.751467        15.871222          323,354.5795
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.572879         6.709481        2,829,368.7470
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712        1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983        1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662        1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966          936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364          867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991          784,285.7231
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612        18.076806           26,076.7492
  01/01/2006    to  12/31/2006       18.076806        18.373348           25,895.7423
  01/01/2007    to  12/31/2007       18.373348        19.372606           23,438.5045
  01/01/2008    to  12/31/2008       19.372606        13.431072           18,857.2111
  01/01/2009    to  12/31/2009       13.431072        16.796043           17,087.9900
  01/01/2010    to  12/31/2010       16.796043        19.899465           13,013.3584
  01/01/2011    to  12/31/2011       19.899465        17.916631           10,342.6919
  01/01/2012    to  12/31/2012       17.916631        20.894995            5,625.0333
  01/01/2013    to  12/31/2013       20.894995        27.365591            5,430.4123
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       12.953750        16.097777          245,905.0906
  01/01/2005    to  04/30/2005       16.097777        15.119831                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410        14.321488        434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935        459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563        431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251        329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391        293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256        272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214        253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335        222,879.8891
  01/01/2012    to  12/31/2012       15.930335        18.533118        190,630.6114
  01/01/2013    to  12/31/2013       18.533118        24.205448        163,707.1051
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       14.232675        14.431880         98,651.0785
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.622994        14.684894        587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072        487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872        369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830        237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978        233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455        245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953        236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925        214,734.2561
  01/01/2012    to  12/31/2012       11.616925        13.673094        207,647.2451
  01/01/2013    to  12/31/2013       13.673094        15.524057        183,997.9197
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       44.685034        44.856392         25,707.9972
  01/01/2005    to  12/31/2005       44.856392        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659         64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490         57,357.3936
  01/01/2012    to  12/31/2012       55.426490        58.631517         60,291.0528
  01/01/2013    to  12/31/2013       58.631517        57.233781         46,733.6523
============   ==== ==========       =========        =========        ============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.006542        11.357631        158,964.4200
   01/01/2010                             to  12/31/2010       11.357631        13.419616        160,666.6038
   01/01/2011                             to  12/31/2011       13.419616        12.049544        135,978.0988
   01/01/2012                             to  12/31/2012       12.049544        13.588812        118,749.6096
   01/01/2013                             to  12/31/2013       13.588812        17.985305        103,372.0092
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.940428        14.770303          6,123.9905
   01/01/2007                             to  12/31/2007       14.770303        16.299852        196,512.1398
   01/01/2008                             to  12/31/2008       16.299852         9.218816        156,944.7812
   01/01/2009                             to  05/01/2009        9.218816         8.767882              0.0000
=============                            ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.305213        15.996159         28,616.4484
   01/01/2008                             to  12/31/2008       15.996159         9.035026         22,387.8925
   01/01/2009                             to  05/01/2009        9.035026         8.588237              0.0000
=============                            ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  12/31/2004       10.614723        11.129593         50,240.5099
   01/01/2005                             to  12/31/2005       11.129593        11.916798         52,869.8159
   01/01/2006                             to  12/31/2006       11.916798        12.463475         48,572.8375
   01/01/2007                             to  04/27/2007       12.463475        13.292608              0.0000
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.962131        10.067108        652,838.7189
   01/01/2006                             to  12/31/2006       10.067108        10.379339      1,054,558.9146
   01/01/2007                             to  12/31/2007       10.379339        10.726990      1,479,458.9527
   01/01/2008                             to  12/31/2008       10.726990        10.852384      2,369,639.8651
   01/01/2009                             to  12/31/2009       10.852384        10.728603      1,271,921.9100
   01/01/2010                             to  12/31/2010       10.728603        10.579444        827,032.2547
   01/01/2011                             to  12/31/2011       10.579444        10.432759        800,182.8141
   01/01/2012                             to  12/31/2012       10.432759        10.286924        543,756.9543
   01/01/2013                             to  12/31/2013       10.286924        10.143906        454,324.8768
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       10.025490         9.949131        552,205.4002
   01/01/2005                             to  04/30/2005        9.949131         9.962144              0.0000
=============                            ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458        5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039        3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974        2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351        2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208        2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512        1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912        1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356        1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459        1,310,388.0076
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010        10.479270        1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904        1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235          943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539          541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742          512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662          455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380          431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454          363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318          708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531          637,358.0732
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.869183         8.356218        1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  12/31/2012        8.177831         9.200030                0.0000
  01/01/2013    to  12/31/2013        9.200030         9.200030                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.810810         9.755269        127,353.6873
  01/01/2005    to  12/31/2005        9.755269        10.042441        735,246.9211
  01/01/2006    to  12/31/2006       10.042441        10.865781        620,468.0717
  01/01/2007    to  12/31/2007       10.865781        11.176208        279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885        269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691        249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388        211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762        172,959.0012
  01/01/2012    to  12/31/2012       10.853762        11.867994        152,441.3182
  01/01/2013    to  12/31/2013       11.867994        17.364975        133,454.5143
============   ==== ==========       =========        =========      ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.654094        11.201681      2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461        302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674        262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299        11.701349        275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095        522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155        523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314        500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822        499,934.2700
  01/01/2010    to  12/31/2010       10.576822        11.943557        487,576.9402
  01/01/2011    to  12/31/2011       11.943557        11.972839        442,641.6482
  01/01/2012    to  12/31/2012       11.972839        13.629727        338,539.5081
  01/01/2013    to  12/31/2013       13.629727        17.704209        302,123.2719
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2004    to  12/31/2004        7.685052         8.362426        181,142.3401
  01/01/2005    to  04/30/2005        8.362426         7.978882              0.0000
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       11.829026        12.045271         13,923.2996
============   ==== ==========       =========        =========      ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       16.111298        18.125728        158,294.5766
   01/01/2005                             to  12/31/2005       18.125728        18.573296        100,960.2315
   01/01/2006                             to  12/31/2006       18.573296        21.327353         60,098.7036
   01/01/2007                             to  12/31/2007       21.327353        20.252939         45,506.0212
   01/01/2008                             to  12/31/2008       20.252939        12.270789         42,525.2736
   01/01/2009                             to  12/31/2009       12.270789        13.653164         42,299.5200
   01/01/2010                             to  12/31/2010       13.653164        16.336763         47,285.1039
   01/01/2011                             to  12/31/2011       16.336763        16.997232         38,728.2015
   01/01/2012                             to  12/31/2012       16.997232        18.394335         34,550.7447
   01/01/2013                             to  12/31/2013       18.394335        25.065607        132,425.7038
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.676092        15.683126        238,549.1532
   01/01/2008                             to  12/31/2008       15.683126         9.541425        224,016.7438
   01/01/2009                             to  12/31/2009        9.541425        12.867595        203,177.1000
   01/01/2010                             to  12/31/2010       12.867595        15.589341        184,524.9258
   01/01/2011                             to  12/31/2011       15.589341        14.561957        161,598.5269
   01/01/2012                             to  12/31/2012       14.561957        15.117416        145,340.9191
   01/01/2013                             to  04/26/2013       15.117416        16.391440              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       14.019403        16.357674         73,351.1346
   01/01/2005                             to  12/31/2005       16.357674        17.709541         73,011.7709
   01/01/2006                             to  12/31/2006       17.709541        20.017152         83,759.6956
   01/01/2007                             to  04/27/2007       20.017152        21.761503              0.0000
=============                            ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004       12.671349        12.638233        364,310.2992
=============                            ==== ==========       =========        =========        ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929        2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568        1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349        1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470        1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483        1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600          911,275.1699
  01/01/2012    to  12/31/2012       13.740600        16.078756          843,220.3481
  01/01/2013    to  12/31/2013       16.078756        22.002126          748,591.7357
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  04/30/2004       10.002331        10.208412           62,392.8496
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2004    to  12/31/2004       11.329334        11.520218        2,611,367.7920
  01/01/2005    to  12/31/2005       11.520218        11.985630        2,727,644.5888
  01/01/2006    to  04/30/2006       11.985630        12.521875        2,788,548.2197
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075        16.250019            5,008.4670
  01/01/2008    to  12/31/2008       16.250019        10.224081            4,682.9116
  01/01/2009    to  12/31/2009       10.224081        14.010631            4,608.0000
  01/01/2010    to  12/31/2010       14.010631        18.637580            2,669.5336
  01/01/2011    to  12/31/2011       18.637580        18.704144            2,657.0911
  01/01/2012    to  12/31/2012       18.704144        21.425983            1,053.3977
  01/01/2013    to  12/31/2013       21.425983        30.542077            1,049.0404
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004        8.241190         9.022074          202,226.0243
  01/01/2005    to  12/31/2005        9.022074         9.526020            7,719.8572
  01/01/2006    to  12/31/2006        9.526020         9.888667            7,844.0205
  01/01/2007    to  04/27/2007        9.888667        10.592883                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126        322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949        294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785        257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297        229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194        198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627        189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218        178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410        152,937.8073
  01/01/2012    to  12/31/2012       18.139410        20.731411        151,077.4732
  01/01/2013    to  12/31/2013       20.731411        29.473380        132,492.8432
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.609599        11.828180        369,411.1199
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531        19.779469        182,828.0641
  01/01/2005    to  12/31/2005       19.779469        20.004902        163,369.5918
  01/01/2006    to  12/31/2006       20.004902        20.679426        141,622.4557
  01/01/2007    to  12/31/2007       20.679426        21.145631        128,216.8750
  01/01/2008    to  12/31/2008       21.145631        17.676708        120,541.9136
  01/01/2009    to  12/31/2009       17.676708        22.990282        104,725.4000
  01/01/2010    to  12/31/2010       22.990282        25.494438         97,960.6253
  01/01/2011    to  12/31/2011       25.494438        26.607899        263,476.3272
  01/01/2012    to  12/31/2012       26.607899        29.199052        193,535.5598
  01/01/2013    to  12/31/2013       29.199052        29.031198        118,800.6868
============   ==== ==========       =========        =========        ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.756845        12.701643        211,259.0596
  01/01/2005    to  12/31/2005       12.701643        13.042286        389,208.3496
  01/01/2006    to  12/31/2006       13.042286        14.032539        408,676.3055
  01/01/2007    to  12/31/2007       14.032539        14.321915        221,541.1596
  01/01/2008    to  12/31/2008       14.321915        10.802056        184,813.9157
  01/01/2009    to  12/31/2009       10.802056        14.940894        363,311.3600
  01/01/2010    to  12/31/2010       14.940894        16.864342        363,895.6664
  01/01/2011    to  12/31/2011       16.864342        17.185833        150,925.4190
  01/01/2012    to  12/31/2012       17.185833        19.368597        151,598.8977
  01/01/2013    to  12/31/2013       19.368597        20.194576        132,345.5625
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       12.091203        12.141475        565,202.1121
  01/01/2005    to  12/31/2005       12.141475        12.094474        445,701.1339
  01/01/2006    to  12/31/2006       12.094474        12.401200        394,133.7153
  01/01/2007    to  12/31/2007       12.401200        13.129534        330,804.8474
  01/01/2008    to  12/31/2008       13.129534        12.892421        312,492.2106
  01/01/2009    to  12/31/2009       12.892421        14.406672        309,707.1300
  01/01/2010    to  12/31/2010       14.406672        14.957736        312,514.0098
  01/01/2011    to  12/31/2011       14.957736        14.913796        276,624.8148
  01/01/2012    to  12/31/2012       14.913796        15.565947        272,785.5897
  01/01/2013    to  12/31/2013       15.565947        15.328778        214,261.9823
============   ==== ==========       =========        =========        ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004        8.202163         8.962166        123,414.0107
  01/01/2005    to  12/31/2005        8.962166         9.146194         78,777.9577
  01/01/2006    to  12/31/2006        9.146194        10.363197         81,131.6033
  01/01/2007    to  12/31/2007       10.363197        10.919044         73,551.2373
  01/01/2008    to  12/31/2008       10.919044         6.176874        103,519.5978
  01/01/2009    to  07/17/2009        6.176874         6.144296              0.0000
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.442014        12.960845         14,765.5039
  01/01/2011    to  12/31/2011       12.960845        12.131349         17,318.8792
  01/01/2012    to  12/31/2012       12.131349        13.966644         17,164.2351
  01/01/2013    to  12/31/2013       13.966644        18.791247         12,410.5732
============   ==== ==========       =========        =========        ============
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004        9.917688        11.599128         51,848.7754
  01/01/2005    to  12/31/2005       11.599128        12.827966         31,038.9079
  01/01/2006    to  12/31/2006       12.827966        13.339755         23,859.6423
  01/01/2007    to  12/31/2007       13.339755        13.654353         18,999.8112
  01/01/2008    to  12/31/2008       13.654353         7.331628         18,062.2105
  01/01/2009    to  12/31/2009        7.331628        10.031050         20,184.8300
  01/01/2010    to  09/24/2010       10.031050        11.480861              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2004    to  12/31/2004       13.153468        13.456753        135,210.7533
  01/01/2005    to  12/31/2005       13.456753        13.611711         34,465.5288
  01/01/2006    to  12/31/2006       13.611711        13.981782         31,781.9318
  01/01/2007    to  12/31/2007       13.981782        14.606853         21,031.3978
  01/01/2008    to  12/31/2008       14.606853        15.114072         17,153.5610
  01/01/2009    to  12/31/2009       15.114072        16.107936         14,541.9000
  01/01/2010    to  12/31/2010       16.107936        16.934586         13,333.8901
  01/01/2011    to  12/31/2011       16.934586        17.946412         11,083.0441
  01/01/2012    to  12/31/2012       17.946412        18.213200         10,443.5259
  01/01/2013    to  12/31/2013       18.213200        17.413361          9,895.8544
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.823082         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214      2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987      3,012,187.3011
============   ==== ==========       =========        =========      ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.314193      2,573,392.7073
  01/01/2007    to  12/31/2007       10.314193        11.064093      4,889,736.3181
  01/01/2008    to  11/07/2008       11.064093         6.710003              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.467831         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262      6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349      5,819,812.9422
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.200224      4,366,436.6538
  01/01/2007    to  12/31/2007       10.200224        10.703447      9,193,974.8452
  01/01/2008    to  11/07/2008       10.703447         7.367243              0.0000
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703      1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071        926,980.6147
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.171240         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290      8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053      6,891,088.9527
  01/01/2012    to  12/31/2012       11.200053        12.779627      6,165,652.7323
  01/01/2013    to  12/31/2013       12.779627        15.867726      5,522,679.8106
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.236515      4,679,836.7018
  01/01/2007    to  12/31/2007       10.236515        10.895268      9,943,580.4210
  01/01/2008    to  11/07/2008       10.895268         6.955191              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763      2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129      1,858,370.6036
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.077094        17.786584          773.6308
  01/01/2005    to  12/31/2005       17.786584        20.624526       43,459.2840
  01/01/2006    to  12/31/2006       20.624526        25.983329       53,920.0984
  01/01/2007    to  12/31/2007       25.983329        29.283341       36,246.8022
  01/01/2008    to  12/31/2008       29.283341        17.154829       31,625.5839
  01/01/2009    to  12/31/2009       17.154829        22.799402       28,854.0100
  01/01/2010    to  12/31/2010       22.799402        25.292025       25,278.3745
  01/01/2011    to  12/31/2011       25.292025        23.173968       23,605.4297
  01/01/2012    to  12/31/2012       23.173968        26.309466       23,481.4517
  01/01/2013    to  12/31/2013       26.309466        30.769049       20,405.3122
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       47.168508        51.437589        1,478.7947
  01/01/2005    to  12/31/2005       51.437589        53.496731        3,433.4825
  01/01/2006    to  12/31/2006       53.496731        63.205667        3,967.8870
  01/01/2007    to  12/31/2007       63.205667        63.051798        6,951.6479
  01/01/2008    to  12/31/2008       63.051798        35.518412        8,724.0628
  01/01/2009    to  12/31/2009       35.518412        45.445792       10,191.6600
  01/01/2010    to  12/31/2010       45.445792        51.448042        7,176.5131
  01/01/2011    to  12/31/2011       51.448042        51.015521        8,925.1004
  01/01/2012    to  12/31/2012       51.015521        58.822791        9,060.7472
  01/01/2013    to  12/31/2013       58.822791        74.072604        6,646.9523
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.322642        25.693100       63,842.9028
  01/01/2005    to  12/31/2005       25.693100        27.885593      158,057.5721
  01/01/2006    to  12/31/2006       27.885593        33.363009      158,265.8506
  01/01/2007    to  12/31/2007       33.363009        37.943515      108,100.4282
  01/01/2008    to  12/31/2008       37.943515        22.284359       98,151.4518
  01/01/2009    to  12/31/2009       22.284359        30.084394       95,728.0900
  01/01/2010    to  12/31/2010       30.084394        32.128267       84,980.2903
  01/01/2011    to  12/31/2011       32.128267        28.284710       81,947.9964
  01/01/2012    to  12/31/2012       28.284710        32.941481       76,747.8824
  01/01/2013    to  12/31/2013       32.941481        39.905483       66,725.4171
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.041709         7.006834        388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760      1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326      1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068      1,469,809.8855
  01/01/2012    to  12/31/2012        9.510068        10.635126      1,449,761.3798
  01/01/2013    to  12/31/2013       10.635126        12.418392      1,211,493.4677
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.446581         6.355426        437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968      1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751      1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928      1,376,690.5906
  01/01/2012    to  12/31/2012        8.804928        10.074643      1,388,240.1223
  01/01/2013    to  12/31/2013       10.074643        12.416587      1,551,198.5155
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.646757         7.680087        337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863        918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040      1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909        958,916.8011
  01/01/2012    to  12/31/2012        9.976909        10.892841        901,178.0281
  01/01/2013    to  12/31/2013       10.892841        12.181525        640,424.7426
============   ==== ==========       =========        =========      ==============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465         11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854         21,045.4866
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250         45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847         89,069.8353
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944         50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834         63,211.6812
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308        14.313282        167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065        149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955        114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819        119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008        123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987        105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814         96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057         86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772         80,628.9746
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.115025        20.711273         37,149.6055
  01/01/2005    to  04/30/2005       20.711273        19.857551              0.0000
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.597854         7.165960        357,322.6776
  01/01/2005    to  12/31/2005        7.165960         8.017990        266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627        289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763        213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194        188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555        173,793.5300
  01/01/2010    to  12/31/2010        6.148555         7.497853        162,635.2127
  01/01/2011    to  12/31/2011        7.497853         7.626325        173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546        154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341        146,270.3948
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963         12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948         19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100         35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167         48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605         14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846              0.0000
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.651943         8.476841        1,609.7314
  01/01/2005    to  12/31/2005        8.476841         8.927355       10,384.2329
  01/01/2006    to  04/30/2006        8.927355         9.327315       10,369.6762
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.047269      603,296.2985
  01/01/2013    to  12/31/2013        1.047269         1.050877      728,093.1792
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992      169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578      427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333      490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590      468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880      450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020      452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496      398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438      359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776      324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495      275,870.0711
============   ==== ==========       =========        =========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767        10.468869      253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030      447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053      371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528      355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430      386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106      381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277      359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402      323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667      300,962.2261
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.402499        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371        123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785        106,658.0867
  01/01/2012    to  12/31/2012       15.379785        17.911571         93,262.9080
  01/01/2013    to  12/31/2013       17.911571        24.734051         88,062.8827
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.657809        14.372612         90,539.1535
  01/01/2005    to  04/30/2005       14.372612        12.338375              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314        184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262        224,972.5677
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561        305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903        225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869        198,210.4588
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       14.305507        15.358021         69,881.3464
  01/01/2005    to  04/30/2005       15.358021        14.864274              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.998431        17.210010              0.0000
  01/01/2005    to  04/30/2005       17.210010        16.545435              0.0000
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397        2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167        8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501       48,788.0930
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619       21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200       43,725.9168
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695       25,245.8092
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767      208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975      210,616.6069
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.847729         8.407970      113,287.6509
  01/01/2005    to  12/31/2005        8.407970        10.555071      241,982.5724
  01/01/2006    to  12/31/2006       10.555071        13.319212      269,268.4127
  01/01/2007    to  12/31/2007       13.319212        16.896519      184,371.7766
  01/01/2008    to  04/25/2008       16.896519        15.376061            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897      341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637      244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618      217,722.1802
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346         9.716826          32,116.1204
  01/01/2005    to  12/31/2005        9.716826        10.011111          58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997          66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146          69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846          65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501          72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673          83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011          86,893.1584
  01/01/2012    to  12/31/2012       12.605011        13.568856          78,610.2070
  01/01/2013    to  12/31/2013       13.568856        18.583175          63,548.3696
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784        12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967         950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824       1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590       1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798       1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373         985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060         922,767.7111
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310        14.895701          88,025.7612
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833          68,277.3000
  01/01/2010    to  12/31/2010       16.165833        18.462348          68,865.5610
  01/01/2011    to  12/31/2011       18.462348        17.301901          62,359.9727
  01/01/2012    to  12/31/2012       17.301901        18.811597          53,826.8133
  01/01/2013    to  12/31/2013       18.811597        24.593916          54,797.7333
============   ==== ==========       =========        =========       ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.589837        11.357010        103,152.8346
   01/01/2005                             to  12/31/2005       11.357010        11.804135        219,351.0393
   01/01/2006                             to  12/31/2006       11.804135        12.772469        254,169.9468
   01/01/2007                             to  12/31/2007       12.772469        12.540664        278,990.0395
   01/01/2008                             to  12/31/2008       12.540664         7.361924        270,392.5777
   01/01/2009                             to  05/01/2009        7.361924         7.276825              0.0000
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388        15.796607            318.2712
=============                            ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.761714        10.920777          2,891.9758
   01/01/2013                             to  12/31/2013       10.920777        10.271969            456.9505
=============                            ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215816        10.745663            820.7364
=============                            ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010729         1.067415        105,220.1731
   01/01/2013                             to  12/31/2013        1.067415         1.157842        145,342.8286
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.127506         43,246.1495
   01/01/2006                             to  12/31/2006       10.127506        11.147068        374,324.5676
   01/01/2007                             to  12/31/2007       11.147068        11.573039        871,562.2204
   01/01/2008                             to  12/31/2008       11.573039         8.543334      1,042,786.6640
   01/01/2009                             to  12/31/2009        8.543334        10.510685      1,136,777.6500
   01/01/2010                             to  12/31/2010       10.510685        11.621510      1,119,826.2723
   01/01/2011                             to  12/31/2011       11.621510        11.570323      1,033,528.6087
   01/01/2012                             to  12/31/2012       11.570323        12.861209        983,351.2189
   01/01/2013                             to  12/31/2013       12.861209        14.308123        954,998.6951
=============                            ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.165670        103,277.5711
  01/01/2006    to  12/31/2006       10.165670        11.401556        387,878.6347
  01/01/2007    to  12/31/2007       11.401556        11.861953        586,604.8994
  01/01/2008    to  12/31/2008       11.861953         7.832534        497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190        476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872        392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482        363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157        350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775        388,287.4615
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688        252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846        221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670        199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816        169,149.7215
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444        47.658643            802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839            980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590            893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062            927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321            871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043            625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273              0.0000
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.271657         7.103474        404,278.9055
  01/01/2005    to  12/31/2005        7.103474         8.021608        740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616        776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661        554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878        517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610        505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548        433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199        390,647.1803
  01/01/2012    to  12/31/2012       10.077199        11.284630        348,179.1289
  01/01/2013    to  12/31/2013       11.284630        15.183024        329,872.5419
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352        14.297607        260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554        167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798        146,690.5676
  01/01/2012    to  12/31/2012       15.792798        18.354655        138,092.7767
  01/01/2013    to  12/31/2013       18.354655        23.948419        126,059.0029
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.667009        13.318846            684.9853
  01/01/2005    to  12/31/2005       13.318846        15.428671          1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084          3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890          6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417          4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987          3,689.4100
  01/01/2010    to  12/31/2010       12.631987        13.297789          5,678.6974
  01/01/2011    to  12/31/2011       13.297789        10.462752          5,058.7844
  01/01/2012    to  12/31/2012       10.462752        12.302266          4,941.0733
  01/01/2013    to  12/31/2013       12.302266        13.953700         31,508.1897
============   ==== ==========       =========        =========        ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       43.880664        43.908593        3,315.2247
   01/01/2005                             to  12/31/2005       43.908593        44.188654       74,302.8705
   01/01/2006                             to  12/31/2006       44.188654        45.333507       92,692.1192
   01/01/2007                             to  12/31/2007       45.333507        47.344271       59,039.2640
   01/01/2008                             to  12/31/2008       47.344271        44.928249       55,411.6887
   01/01/2009                             to  12/31/2009       44.928249        48.323937       64,201.7700
   01/01/2010                             to  12/31/2010       48.323937        51.445814       66,130.7520
   01/01/2011                             to  12/31/2011       51.445814        53.876982       63,984.3173
   01/01/2012                             to  12/31/2012       53.876982        56.935146       55,387.1832
   01/01/2013                             to  12/31/2013       56.935146        55.522287       53,495.4388
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.885022        11.197009        1,749.3000
   01/01/2010                             to  12/31/2010       11.197009        13.216624        4,640.0731
   01/01/2011                             to  12/31/2011       13.216624        11.855434       15,061.1061
   01/01/2012                             to  12/31/2012       11.855434        13.356475        6,030.7815
   01/01/2013                             to  12/31/2013       13.356475        17.660136        5,583.5197
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.783359        14.605328          153.8109
   01/01/2007                             to  12/31/2007       14.605328        16.101595          143.4410
   01/01/2008                             to  12/31/2008       16.101595         9.097531          155.2289
   01/01/2009                             to  05/01/2009        9.097531         8.649652            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.129274        15.801668          993.0739
   01/01/2008                             to  12/31/2008       15.801668         8.916200        1,075.9992
   01/01/2009                             to  05/01/2009        8.916200         8.472468            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.403176        20.761338            0.0000
   01/01/2005                             to  12/31/2005       20.761338        22.207661          188.8630
   01/01/2006                             to  12/31/2006       22.207661        23.203277          629.6322
   01/01/2007                             to  04/27/2007       23.203277        24.738816            0.0000
=============                            ==== ==========       =========        =========       ===========

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284          44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366         339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005         201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988         715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244         464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571         414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686         764,619.1805
  01/01/2012    to  12/31/2012       10.342686        10.187859         552,563.7801
  01/01/2013    to  12/31/2013       10.187859        10.036175         433,344.9027
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.979567         9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521         9.942272               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586         898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576       1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607       1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184         973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965         894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280         809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592         699,262.9749
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312        10.461794         351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868         514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866         368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624         322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049         297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261         262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387         247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793         391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998         341,449.7072
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.861263         8.342276        587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
  01/01/2012    to  04/27/2012        8.107217         9.117621              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.784337         9.719514          9,451.3041
  01/01/2005    to  12/31/2005        9.719514         9.995667        234,723.2231
  01/01/2006    to  12/31/2006        9.995667        10.804390        326,998.5634
  01/01/2007    to  12/31/2007       10.804390        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230        178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517        158,304.2922
  01/01/2012    to  12/31/2012       10.738517        11.730182        144,694.5167
  01/01/2013    to  12/31/2013       11.730182        17.146193        117,818.6091
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477        11.668631         53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076         44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738         43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905         49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644         47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816         71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637         49,647.7229
  01/01/2012    to  12/31/2012       11.853637        13.477764         39,936.5385
  01/01/2013    to  12/31/2013       13.477764        17.485837         42,196.9201
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.049731        18.044500       29,480.0928
  01/01/2005    to  12/31/2005       18.044500        18.471644       27,456.8359
  01/01/2006    to  12/31/2006       18.471644        21.189493       23,969.7421
  01/01/2007    to  12/31/2007       21.189493        20.101794       22,832.9443
  01/01/2008    to  12/31/2008       20.101794        12.166969       18,027.3569
  01/01/2009    to  12/31/2009       12.166969        13.524105       17,968.3400
  01/01/2010    to  12/31/2010       13.524105        16.166179       13,008.4395
  01/01/2011    to  12/31/2011       16.166179        16.802976       11,371.4818
  01/01/2012    to  12/31/2012       16.802976        18.165841       10,997.9998
  01/01/2013    to  12/31/2013       18.165841        24.729525       50,776.6449
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.605583        15.610081       81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441       83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003       74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184       70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229       57,994.0082
  01/01/2012    to  12/31/2012       14.436229        14.971828       55,239.1681
  01/01/2013    to  04/26/2013       14.971828        16.228423            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596        14.565078        2,066.9340
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880        12.026561      121,618.3253
  01/01/2005    to  12/31/2005       12.026561        12.597694      381,939.9241
  01/01/2006    to  12/31/2006       12.597694        14.009405      941,427.1815
  01/01/2007    to  12/31/2007       14.009405        15.069101      578,756.1300
  01/01/2008    to  12/31/2008       15.069101         8.609495      539,689.8282
  01/01/2009    to  12/31/2009        8.609495        12.131423      503,464.9400
  01/01/2010    to  12/31/2010       12.131423        13.951918      440,730.1852
  01/01/2011    to  12/31/2011       13.951918        13.561104      415,713.4093
  01/01/2012    to  12/31/2012       13.561104        15.852780      363,203.7895
  01/01/2013    to  12/31/2013       15.852780        21.671233      364,014.9660
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368        51.290314       51,196.1692
  01/01/2005    to  12/31/2005       51.290314        53.309267      135,608.4182
  01/01/2006    to  04/30/2006       53.309267        55.676368      159,450.8399
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010        13.097077        4,081.2928
  01/01/2005    to  12/31/2005       13.097077        14.285200       10,330.9892
  01/01/2006    to  12/31/2006       14.285200        14.583703        7,615.0347
  01/01/2007    to  12/31/2007       14.583703        15.734859       10,172.8863
  01/01/2008    to  12/31/2008       15.734859         9.870610       13,417.5619
  01/01/2009    to  12/31/2009        9.870610        13.480393       16,634.6000
  01/01/2010    to  12/31/2010       13.480393        17.882982       17,763.7849
  01/01/2011    to  12/31/2011       17.882982        17.872224       19,912.5159
  01/01/2012    to  12/31/2012       17.872224        20.405526       15,155.7782
  01/01/2013    to  12/31/2013       20.405526        28.981113       17,138.6388
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982        19.579325        1,105.4301
  01/01/2005    to  12/31/2005       19.579325        19.782744        6,912.5974
  01/01/2006    to  12/31/2006       19.782744        20.429400        9,747.8805
  01/01/2007    to  12/31/2007       20.429400        20.868984       14,810.0625
  01/01/2008    to  12/31/2008       20.868984        17.427953       10,019.0316
  01/01/2009    to  12/31/2009       17.427953        22.644120       10,833.3600
  01/01/2010    to  12/31/2010       22.644120        25.085484       12,107.3028
  01/01/2011    to  12/31/2011       25.085484        26.154990       89,065.4725
  01/01/2012    to  12/31/2012       26.154990        28.673203       61,674.3637
  01/01/2013    to  12/31/2013       28.673203        28.479873       30,465.1401
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697        12.776191          841.9190
  01/01/2005    to  12/31/2005       12.776191        13.105759       87,830.7267
  01/01/2006    to  12/31/2006       13.105759        14.086782      149,683.7292
  01/01/2007    to  12/31/2007       14.086782        14.362833      103,994.2898
  01/01/2008    to  12/31/2008       14.362833        10.822050       84,923.9622
  01/01/2009    to  12/31/2009       10.822050        14.953603      139,401.4500
  01/01/2010    to  12/31/2010       14.953603        16.861824      147,335.8690
  01/01/2011    to  12/31/2011       16.861824        17.166133       69,902.4080
  01/01/2012    to  12/31/2012       17.166133        19.326959       70,912.8187
  01/01/2013    to  12/31/2013       19.326959        20.131020       62,522.0272
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546        12.097844       96,530.8397
  01/01/2005    to  12/31/2005       12.097844        12.039003       50,576.4933
  01/01/2006    to  12/31/2006       12.039003        12.332021       40,029.2648
  01/01/2007    to  12/31/2007       12.332021        13.043176       25,610.4077
  01/01/2008    to  12/31/2008       13.043176        12.794786       39,970.3373
  01/01/2009    to  12/31/2009       12.794786        14.283284       53,008.6200
  01/01/2010    to  12/31/2010       14.283284        14.814807       61,600.4736
  01/01/2011    to  12/31/2011       14.814807        14.756561       50,048.8221
  01/01/2012    to  12/31/2012       14.756561        15.386358       44,012.2316
  01/01/2013    to  12/31/2013       15.386358        15.136779       36,176.0651
============   ==== ==========       =========        =========       ===========
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.895202        12.969860          542.4920
  01/01/2005    to  12/31/2005       12.969860        13.222995        3,399.2965
  01/01/2006    to  12/31/2006       13.222995        14.967535        3,607.2288
  01/01/2007    to  12/31/2007       14.967535        15.754499        3,619.3054
  01/01/2008    to  12/31/2008       15.754499         8.903322        3,707.9994
  01/01/2009    to  07/17/2009        8.903322         8.851550            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       13.642537        15.449452          451.8551
  01/01/2011    to  12/31/2011       15.449452        14.446255          432.9033
  01/01/2012    to  12/31/2012       14.446255        16.615054        2,027.5661
  01/01/2013    to  12/31/2013       16.615054        22.332189          396.6089
============   ==== ==========       =========        =========       ===========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       12.217615        13.909535          687.7593
  01/01/2005    to  12/31/2005       13.909535        15.367824          149.7068
  01/01/2006    to  12/31/2006       15.367824        15.965015          460.1982
  01/01/2007    to  12/31/2007       15.965015        16.325104          458.6957
  01/01/2008    to  12/31/2008       16.325104         8.756857          457.0120
  01/01/2009    to  12/31/2009        8.756857        11.969051          454.0600
  01/01/2010    to  09/24/2010       11.969051        13.688968            0.0000
============   ==== ==========       =========        =========       ===========

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.791671         7.690011        1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645        1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589        1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026        1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273        1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375        1,029,994.3424
============   ==== ==========       =========        =========        ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312809          642,393.5748
  01/01/2007    to  12/31/2007       10.312809        11.051489        1,615,769.2707
  01/01/2008    to  11/07/2008       11.051489         6.696614                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.433837         8.381568        7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426        8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876        8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813        8,371,236.6921
  01/01/2012    to  12/31/2012       11.481813        12.885624        7,676,522.2950
  01/01/2013    to  12/31/2013       12.885624        15.158788        6,960,635.4078
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.198856        1,255,121.3078
  01/01/2007    to  12/31/2007       10.198856        10.691255        4,084,956.5468
  01/01/2008    to  11/07/2008       10.691255         7.352549                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221        11.135709          185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345          272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397          838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591          860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878        1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499          993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840        1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905          889,036.8909
============   ==== ==========       =========        =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.138433         8.053398        9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347        9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704        8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139        7,694,928.0420
  01/01/2012    to  12/31/2012       11.120139        12.675696        7,109,081.3262
  01/01/2013    to  12/31/2013       12.675696        15.722958        6,827,140.4029
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.235141          688,455.1861
  01/01/2007    to  12/31/2007       10.235141        10.882857        3,028,538.1411
  01/01/2008    to  11/07/2008       10.882857         6.941316                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614        11.580662          958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397        1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314        1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208        2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193        2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856        2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910        2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837        2,135,396.3557
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
  01/01/2012    to  12/31/2012       16.238299        18.470526          826.1057
  01/01/2013    to  12/31/2013       18.470526        21.644399          812.6321
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       10.013720        12.196445        2,659.9165
  01/01/2005    to  12/31/2005       12.196445        14.135404       34,299.3580
  01/01/2006    to  12/31/2006       14.135404        17.799285       29,069.0638
  01/01/2007    to  12/31/2007       17.799285        20.049801       26,124.1477
  01/01/2008    to  12/31/2008       20.049801        11.739720       19,739.8303
  01/01/2009    to  12/31/2009       11.739720        15.594730       17,636.0500
  01/01/2010    to  12/31/2010       15.594730        17.291044       17,503.5134
  01/01/2011    to  12/31/2011       17.291044        15.835117       11,269.3760
  01/01/2012    to  12/31/2012       15.835117        17.968625       13,377.9853
  01/01/2013    to  12/31/2013       17.968625        21.003902       13,614.6657
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2004    to  12/31/2004       11.624489        12.730934       23,797.0734
  01/01/2005    to  12/31/2005       12.730934        13.233978       20,503.4485
  01/01/2006    to  12/31/2006       13.233978        15.627974       19,928.9073
  01/01/2007    to  12/31/2007       15.627974        15.582092       11,798.5862
  01/01/2008    to  12/31/2008       15.582092         8.773310       18,015.9941
  01/01/2009    to  12/31/2009        8.773310        11.219836       20,054.6100
  01/01/2010    to  12/31/2010       11.219836        12.695356       16,861.8526
  01/01/2011    to  12/31/2011       12.695356        12.582349       17,888.2694
  01/01/2012    to  12/31/2012       12.582349        14.500633       17,586.2036
  01/01/2013    to  12/31/2013       14.500633        18.250808       16,658.3877
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.298745        10.851748        334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900        371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172        285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824        196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208        162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712        146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051        136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603        126,515.1475
  01/01/2012    to  12/31/2012       11.904603        13.857607        116,741.7349
  01/01/2013    to  12/31/2013       13.857607        16.778798        111,694.7970
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.039775         7.004420        955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228      1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085      1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567      1,976,358.8441
  01/01/2012    to  12/31/2012        9.492567        10.610225      1,971,182.3490
  01/01/2013    to  12/31/2013       10.610225        12.383129      1,826,285.4143
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.444809         6.353235      1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885      2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155      2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721      2,687,079.2258
  01/01/2012    to  12/31/2012        8.788721        10.051050      2,463,887.8125
  01/01/2013    to  12/31/2013       10.051050        12.381326      2,290,343.0820
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.644659         7.677443      1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990      1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473      1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552      1,676,503.4235
  01/01/2012    to  12/31/2012        9.958552        10.867339      1,398,534.9254
  01/01/2013    to  12/31/2013       10.867339        12.146937      1,226,806.7707
============   ==== ==========       =========        =========      ==============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615         59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399         36,221.8575
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416          68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004          58,404.6156
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320          75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889         159,477.3147
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040        14.301354         452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246         378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180         296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030         272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911         276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798         240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372         230,365.7004
  01/01/2012    to  12/31/2012       13.126372        16.282280         207,750.3041
  01/01/2013    to  12/31/2013       16.282280        16.600277         202,112.5575
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       14.040312        18.700545         273,388.1941
  01/01/2005    to  04/30/2005       18.700545        17.926779             585.1498
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.573641         7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653         926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477         792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276         987,716.1050
  01/01/2012    to  12/31/2012        7.569276         8.831514         889,674.6582
  01/01/2013    to  12/31/2013        8.831514        12.661135         775,042.2623
============   ==== ==========       =========        =========       ==============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.409254        11.148484        505,894.7644
   01/01/2007                             to  12/31/2007       11.148484        10.327747        357,208.5561
   01/01/2008                             to  12/31/2008       10.327747         4.614768        397,019.5508
   01/01/2009                             to  12/31/2009        4.614768         6.269067        404,485.0000
   01/01/2010                             to  12/31/2010        6.269067         6.625444        357,682.8321
   01/01/2011                             to  04/29/2011        6.625444         7.041458              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.905380        10.842241        533,126.5929
   01/01/2005                             to  12/31/2005       10.842241        11.412777        466,886.2052
   01/01/2006                             to  04/30/2006       11.412777        11.922161        460,018.0948
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010688         1.046910        788,059.5045
   01/01/2013                             to  12/31/2013        1.046910         1.049991      1,179,380.9298
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004       20.243136        23.604478         36,379.3517
   01/01/2005                             to  12/31/2005       23.604478        25.166617         24,602.7916
   01/01/2006                             to  12/31/2006       25.166617        27.876495         21,481.4594
   01/01/2007                             to  12/31/2007       27.876495        27.691743         17,241.1582
   01/01/2008                             to  12/31/2008       27.691743        16.724493         16,434.7417
   01/01/2009                             to  12/31/2009       16.724493        20.890417         16,395.3300
   01/01/2010                             to  12/31/2010       20.890417        25.885342         12,415.4255
   01/01/2011                             to  12/31/2011       25.885342        24.605872         10,498.0642
   01/01/2012                             to  12/31/2012       24.605872        27.858141          9,266.5167
   01/01/2013                             to  12/31/2013       27.858141        35.830520          8,621.6236
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT AMERICAN CENTURY VP
 VALUE SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004       13.563446        13.982834         73,014.4274
=============                            ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.241447        23.586938        465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115        466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692        400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727        320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422        294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392        284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748        252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669        228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655        206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194        181,363.9431
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197        212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522        214,901.5361
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.364438        12.918267        611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142        553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719        454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346        412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541        386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173        333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443        288,892.2802
  01/01/2012    to  12/31/2012       15.277443        17.783449        247,602.7989
  01/01/2013    to  12/31/2013       17.783449        24.544872        220,633.8197
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  12/31/2004        7.086383         7.410317        775,262.5907
  01/01/2005    to  04/30/2005        7.410317         6.360454          2,071.2503
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       10.548834        10.436185        903,926.5844
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954         62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295        222,261.1257
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812        17.107155          8,518.5562
  01/01/2005    to  12/31/2005       17.107155        17.149437          6,373.5577
  01/01/2006    to  12/31/2006       17.149437        18.466094          5,455.1517
  01/01/2007    to  12/31/2007       18.466094        19.425752          4,237.6156
  01/01/2008    to  12/31/2008       19.425752        15.607000          3,820.0258
  01/01/2009    to  12/31/2009       15.607000        21.071758          3,369.1100
  01/01/2010    to  12/31/2010       21.071758        23.481713          3,081.9476
  01/01/2011    to  12/31/2011       23.481713        24.237222          1,232.3385
  01/01/2012    to  12/31/2012       24.237222        27.010743          1,087.1944
  01/01/2013    to  12/31/2013       27.010743        28.767758          1,075.7453
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        8.838844         8.970366         23,562.8892
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.036858        17.079057        619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231        823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828        755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149        648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699        510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373        486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413        428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160        363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594        324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996        292,012.0085
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2004    to  12/31/2004       11.126610        11.921553        447,295.6891
  01/01/2005    to  04/30/2005       11.921553        11.536404              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2004    to  12/31/2004       11.444762        12.325648          3,744.2671
  01/01/2005    to  04/30/2005       12.325648        11.847753              0.0000
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096       91,632.1430
  01/01/2012    to  12/31/2012        9.757096        10.028733       72,506.4837
  01/01/2013    to  12/31/2013       10.028733         9.989104       87,393.6539
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856       23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454       95,553.5466
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667      364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869      410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909      410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683      382,555.7221
  01/01/2012    to  12/31/2012        9.994683        11.699610      353,069.8090
  01/01/2013    to  12/31/2013       11.699610        10.945850      349,212.7922
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       10.322620        12.675041      260,047.1272
  01/01/2005    to  12/31/2005       12.675041        15.903877      235,862.9330
  01/01/2006    to  12/31/2006       15.903877        20.058751      178,766.9301
  01/01/2007    to  12/31/2007       20.058751        25.433396      115,973.4641
  01/01/2008    to  04/25/2008       25.433396        23.141049            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753        11.201776            0.0000
  01/01/2005    to  12/31/2005       11.201776        12.879788            0.0000
  01/01/2006    to  12/31/2006       12.879788        16.095230            0.0000
  01/01/2007    to  12/31/2007       16.095230        18.002175            0.0000
  01/01/2008    to  12/31/2008       18.002175        10.234654            0.0000
  01/01/2009    to  12/31/2009       10.234654        13.295030            0.0000
  01/01/2010    to  12/31/2010       13.295030        14.616284            0.0000
  01/01/2011    to  12/31/2011       14.616284        12.889638            0.0000
  01/01/2012    to  12/31/2012       12.889638        14.844273            0.0000
  01/01/2013    to  12/31/2013       14.844273        17.477665            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.900995         6.967368            0.0000
============   ==== ==========       =========        =========      ============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       11.990655        12.044454            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       10.437326        10.186964            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004        9.451731        11.126240      651,974.0853
   01/01/2005                             to  12/31/2005       11.126240        12.759052      854,981.1071
   01/01/2006                             to  12/31/2006       12.759052        15.908560      785,254.8395
   01/01/2007                             to  12/31/2007       15.908560        17.753236      652,235.7138
   01/01/2008                             to  12/31/2008       17.753236        10.079197      596,720.4093
   01/01/2009                             to  12/31/2009       10.079197        13.063369      540,968.0700
   01/01/2010                             to  12/31/2010       13.063369        14.336647      491,102.2681
   01/01/2011                             to  12/31/2011       14.336647        12.610368      452,308.2946
   01/01/2012                             to  12/31/2012       12.610368        14.497083      418,999.9565
   01/01/2013                             to  12/31/2013       14.497083        17.025678      363,367.1525
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  04/30/2004       10.833672        10.737859        2,100.5320
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  12/31/2004       13.251831        15.160593      241,963.3317
   01/01/2005                             to  04/30/2005       15.160593        14.717424            4.8013
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004        6.159874         6.259725      121,139.5330
=============                            ==== ==========       =========        =========      ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        8.760522         9.698886        181,782.3903
   01/01/2005                             to  12/31/2005        9.698886         9.987647        178,636.5559
   01/01/2006                             to  12/31/2006        9.987647        10.657629        151,577.3219
   01/01/2007                             to  12/31/2007       10.657629        12.956695        138,882.9322
   01/01/2008                             to  12/31/2008       12.956695         6.792639        126,998.1829
   01/01/2009                             to  12/31/2009        6.792639        10.518643        120,262.9800
   01/01/2010                             to  12/31/2010       10.518643        13.680173        111,543.7762
   01/01/2011                             to  12/31/2011       13.680173        12.537777        100,444.8613
   01/01/2012                             to  12/31/2012       12.537777        13.489703         89,032.0444
   01/01/2013                             to  12/31/2013       13.489703        18.465551         80,258.1766
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        8.589452         8.628021        212,812.2903
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        7.261669         7.169569              0.0000
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.826337        10.007392          2,868.9971
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004       11.631034        12.022053      1,973,805.5060
   01/01/2005                             to  12/31/2005       12.022053        12.103714      1,800,783.2773
   01/01/2006                             to  12/31/2006       12.103714        12.456484      1,588,910.0943
   01/01/2007                             to  12/31/2007       12.456484        13.191600      1,271,672.9875
   01/01/2008                             to  12/31/2008       13.191600        13.041402      1,126,122.6669
   01/01/2009                             to  12/31/2009       13.041402        15.155905      1,338,326.3400
   01/01/2010                             to  12/31/2010       15.155905        16.142116      1,292,032.1519
   01/01/2011                             to  12/31/2011       16.142116        16.398294      1,192,865.4435
   01/01/2012                             to  12/31/2012       16.398294        17.641576      1,145,734.6700
   01/01/2013                             to  12/31/2013       17.641576        17.037533      1,046,588.4881
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       14.623334        14.985048        488,702.6419
=============                            ==== ==========       =========        =========      ==============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
   01/01/2004                             to  12/31/2004       12.754334        13.166581        177,150.8802
   01/01/2005                             to  12/31/2005       13.166581        13.282689        128,038.3992
   01/01/2006                             to  12/31/2006       13.282689        13.582705        115,813.8481
   01/01/2007                             to  12/31/2007       13.582705        14.543906         93,812.1339
   01/01/2008                             to  12/31/2008       14.543906        15.006218         76,262.8760
   01/01/2009                             to  05/01/2009       15.006218        15.507238              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.094754        16.037793         61,906.1300
   01/01/2010                             to  12/31/2010       16.037793        18.306978         42,135.0744
   01/01/2011                             to  12/31/2011       18.306978        17.147741         35,679.2868
   01/01/2012                             to  12/31/2012       17.147741        18.634623         34,442.5326
   01/01/2013                             to  12/31/2013       18.634623        24.350383         36,693.2866
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       10.567500        11.341842        173,638.0331
   01/01/2005                             to  12/31/2005       11.341842        11.782494        184,554.5275
   01/01/2006                             to  12/31/2006       11.782494        12.742697        180,788.2114
   01/01/2007                             to  12/31/2007       12.742697        12.505142        211,505.2505
   01/01/2008                             to  12/31/2008       12.505142         7.337382        194,297.1720
   01/01/2009                             to  05/01/2009        7.337382         7.251359              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       15.038501        16.169597         33,225.5981
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  12/31/2004        9.622170        10.527754         98,652.4667
   01/01/2005                             to  12/31/2005       10.527754        11.094348         69,388.2257
   01/01/2006                             to  12/31/2006       11.094348        12.310731         58,746.2721
   01/01/2007                             to  04/27/2007       12.310731        13.016566              0.0000
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.756296        10.911620          6,476.7238
   01/01/2013                             to  12/31/2013       10.911620        10.258227              0.0000
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215677        10.741899          2,754.7806
=============                            ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048        102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866         90,431.3613
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.126243          6,396.5747
  01/01/2006    to  12/31/2006       10.126243        11.140122         85,945.8897
  01/01/2007    to  12/31/2007       11.140122        11.560014        109,732.5272
  01/01/2008    to  12/31/2008       11.560014         8.529438        115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347        232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023        287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218        240,756.1157
  01/01/2012    to  12/31/2012       11.534218        12.814640        200,506.0584
  01/01/2013    to  12/31/2013       12.814640        14.249194        159,708.6713
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.164403          3,169.9323
  01/01/2006    to  12/31/2006       10.164403        11.394452         17,863.0635
  01/01/2007    to  12/31/2007       11.394452        11.848603         27,473.3963
  01/01/2008    to  12/31/2008       11.848603         7.819791         35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016         78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483        207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774        210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838        170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143        116,431.9234
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       42.480556        47.094351        125,576.7045
  01/01/2005    to  12/31/2005       47.094351        48.076720        109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170         98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089         78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369         70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620         65,317.6500
  01/01/2010    to  12/31/2010       42.001620        48.521828         57,080.8793
  01/01/2011    to  12/31/2011       48.521828        45.976848         51,302.4826
  01/01/2012    to  12/31/2012       45.976848        53.537308         46,173.8147
  01/01/2013    to  12/31/2013       53.537308        70.684477         39,999.8555
============   ==== ==========       =========        =========        ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       42.905952        47.587002        641,545.3822
   01/01/2005                             to  12/31/2005       47.587002        48.446417        598,261.6716
   01/01/2006                             to  12/31/2006       48.446417        56.187289        551,658.2545
   01/01/2007                             to  12/31/2007       56.187289        57.377185        486,247.6436
   01/01/2008                             to  12/31/2008       57.377185        35.967814        411,273.3121
   01/01/2009                             to  12/31/2009       35.967814        41.928431        395,436.6000
   01/01/2010                             to  12/31/2010       41.928431        48.309957        368,915.5742
   01/01/2011                             to  12/31/2011       48.309957        45.660800        327,734.0317
   01/01/2012                             to  12/31/2012       45.660800        53.037202        287,622.0925
   01/01/2013                             to  12/31/2013       53.037202        69.859904        250,679.3885
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.266527        10.072988         59,088.0207
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        8.305836         8.380595        798,754.0726
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        9.243696         9.417471              0.0000
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.224189        10.020717         14,797.2459
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004       10.804480        10.826653         12,503.3067
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2004                             to  04/30/2004       13.074268        13.278657        124,603.1871
=============                            ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
NEW
 VALUE SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  04/30/2004       13.820051        13.898203           2,996.3601
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.215695        12.269782           9,999.9104
  01/01/2005    to  12/31/2005       12.269782        12.713260           9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053           9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945           8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541           8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020           8,711.8200
  01/01/2010    to  04/30/2010       10.355020        11.057691               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.305802         7.150545         279,519.5421
  01/01/2005    to  12/31/2005        7.150545         8.087822         237,607.1380
  01/01/2006    to  12/31/2006        8.087822         8.486453         219,087.3759
  01/01/2007    to  12/31/2007        8.486453         9.847016         158,209.7064
  01/01/2008    to  12/31/2008        9.847016         5.853285         132,734.2134
  01/01/2009    to  12/31/2009        5.853285         8.405675         118,497.5700
  01/01/2010    to  12/31/2010        8.405675        10.599992          95,336.2119
  01/01/2011    to  12/31/2011       10.599992        10.291384          81,755.2947
  01/01/2012    to  12/31/2012       10.291384        11.543661          75,534.2234
  01/01/2013    to  12/31/2013       11.543661        15.567219          66,265.6485
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.546051         6.678804         365,824.0284
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.098811         7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937         597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880         562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799         503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572         449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336         415,092.9530
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228        17.949379        1,412.6446
  01/01/2006    to  12/31/2006       17.949379        20.039432          784.5100
  01/01/2007    to  12/31/2007       20.039432        19.178322          547.3458
  01/01/2008    to  12/31/2008       19.178322        13.276348          586.6379
  01/01/2009    to  12/31/2009       13.276348        16.577666          721.9800
  01/01/2010    to  12/31/2010       16.577666        19.611335          682.4220
  01/01/2011    to  12/31/2011       19.611335        17.630789          642.7361
  01/01/2012    to  12/31/2012       17.630789        20.530672          693.8114
  01/01/2013    to  12/31/2013       20.530672        26.848182          641.3639
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       12.901055        16.008213        1,476.3682
  01/01/2005    to  04/30/2005       16.008213        15.028352            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357        14.264232      484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476      566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717      591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907      491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451      361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417      328,782.6600
  01/01/2010    to  12/31/2010       14.840417        17.519779      289,746.7062
  01/01/2011    to  12/31/2011       17.519779        15.700881      254,413.5291
  01/01/2012    to  12/31/2012       15.700881        18.238666      230,462.4788
  01/01/2013    to  12/31/2013       18.238666        23.785204      174,443.6760
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       14.175824        14.367149       14,510.0090
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.610360        14.648163        134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
  01/01/2012    to  12/31/2012       11.466803        13.476078         52,961.8014
  01/01/2013    to  12/31/2013       13.476078        15.277449        192,488.4935
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.283574        43.442059          2,547.2390
  01/01/2005    to  12/31/2005       43.442059        43.697348         42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124         29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027         13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024         14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089         12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727         12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389         14,461.8272
  01/01/2012    to  12/31/2012       53.118389        56.105308         14,721.0168
  01/01/2013    to  12/31/2013       56.105308        54.685705         15,254.1241
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.824883        11.117560         20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297         14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572         14,746.4019
  01/01/2012    to  12/31/2012       11.759572        13.241824         15,313.4279
  01/01/2013    to  12/31/2013       13.241824        17.499801         15,534.9852
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.705444        14.523533              0.0000
  01/01/2007    to  12/31/2007       14.523533        16.003372         21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492         16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       15.042033        15.705276             808.2122
  01/01/2008    to  12/31/2008       15.705276         8.857358             803.0493
  01/01/2009    to  05/01/2009        8.857358         8.415155               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004       10.571040        11.067135           5,470.9139
  01/01/2005    to  12/31/2005       11.067135        11.832220           5,353.9389
  01/01/2006    to  12/31/2006       11.832220        12.356518           5,311.8763
  01/01/2007    to  04/27/2007       12.356518        13.172097               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094       1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239       1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326         942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578       1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130         792,241.1538
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583         935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529         772,027.7312
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997        10.437354        495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987        544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896        462,359.5514
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.832420         8.308913      1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913         8.567167        815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212        844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981        762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980        679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918        545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415        492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579        434,488.9432
  01/01/2012    to  12/31/2012        8.046579         9.047954              0.0000
  01/01/2013    to  12/31/2013        9.047954         9.047954              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.771116         9.701665          1,143.7911
  01/01/2005    to  12/31/2005        9.701665         9.972336        112,100.6194
  01/01/2006    to  12/31/2006        9.972336        10.773791         99,766.5818
  01/01/2007    to  12/31/2007       10.773791        11.064882         57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804         44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706         39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998         34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332         30,396.0044
  01/01/2012    to  12/31/2012       10.681332        11.661856         27,647.4458
  01/01/2013    to  12/31/2013       11.661856        17.037814         27,114.5290
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.610223        11.138793       38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104       34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493       30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205        11.627388      229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324      213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141      221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388      216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974      190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268      168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488      177,264.0412
  01/01/2012    to  12/31/2012       11.790488        13.401926      146,636.0088
  01/01/2013    to  12/31/2013       13.401926        17.382241       96,688.3209
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2004    to  12/31/2004        7.653693         8.315793        7,272.8689
  01/01/2005    to  04/30/2005        8.315793         7.930507            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       11.817192        12.027294        3,037.6389
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.019003        18.003978       12,411.1585
  01/01/2005    to  12/31/2005       18.003978        18.420972        9,676.9174
  01/01/2006    to  12/31/2006       18.420972        21.120822        6,898.2604
  01/01/2007    to  12/31/2007       21.120822        20.026565        6,180.9406
  01/01/2008    to  12/31/2008       20.026565        12.115344       10,431.6315
  01/01/2009    to  12/31/2009       12.115344        13.459989        5,834.8300
  01/01/2010    to  12/31/2010       13.459989        16.081509        4,889.6614
  01/01/2011    to  12/31/2011       16.081509        16.706638        4,359.9331
  01/01/2012    to  12/31/2012       16.706638        18.052621        2,559.4623
  01/01/2013    to  12/31/2013       18.052621        24.563132       61,532.2303
============   ==== ==========       =========        =========      ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.529364        15.537282        137,261.7284
   01/01/2008                             to  12/31/2008       15.537282         9.438452        122,521.4422
   01/01/2009                             to  12/31/2009        9.438452        12.709651        133,468.2100
   01/01/2010                             to  12/31/2010       12.709651        15.374940        133,230.1827
   01/01/2011                             to  12/31/2011       15.374940        14.340195        101,338.5884
   01/01/2012                             to  12/31/2012       14.340195        14.864760         84,563.8075
   01/01/2013                             to  04/26/2013       14.864760        16.109809              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.961730        16.265910         10,734.7069
   01/01/2005                             to  12/31/2005       16.265910        17.583892         11,654.3965
   01/01/2006                             to  12/31/2006       17.583892        19.845430          9,725.1508
   01/01/2007                             to  04/27/2007       19.845430        21.564278              0.0000
=============                            ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004       12.619650        12.580464         76,051.1548
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.075452        11.989635        196,908.9803
   01/01/2005                             to  12/31/2005       11.989635        12.552755        246,302.6888
   01/01/2006                             to  12/31/2006       12.552755        13.952471        439,265.1349
   01/01/2007                             to  12/31/2007       13.952471        15.000316        264,461.4917
   01/01/2008                             to  12/31/2008       15.000316         8.565889        235,877.1157
   01/01/2009                             to  12/31/2009        8.565889        12.063953        196,474.3600
   01/01/2010                             to  12/31/2010       12.063953        13.867398        197,226.7222
   01/01/2011                             to  12/31/2011       13.867398        13.472232        165,852.1545
   01/01/2012                             to  12/31/2012       13.472232        15.740985        147,469.2941
   01/01/2013                             to  12/31/2013       15.740985        21.507664        251,683.9892
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.961475        10.161706         10,556.7130
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   01/01/2004                             to  12/31/2004       11.283815        11.456686        386,924.7337
   01/01/2005                             to  12/31/2005       11.456686        11.901724        457,872.5966
   01/01/2006                             to  04/30/2006       11.901724        12.428190        470,788.2910
=============                            ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.565882        15.987986            0.0000
  01/01/2008    to  12/31/2008       15.987986        10.044058            0.0000
  01/01/2009    to  12/31/2009       10.044058        13.743308            0.0000
  01/01/2010    to  12/31/2010       13.743308        18.254617            0.0000
  01/01/2011    to  12/31/2011       18.254617        18.292408            0.0000
  01/01/2012    to  12/31/2012       18.292408        20.922771            0.0000
  01/01/2013    to  12/31/2013       20.922771        29.780120            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004        8.207621         8.971822        4,301.5761
  01/01/2005    to  12/31/2005        8.971822         9.458814        4,285.7918
  01/01/2006    to  12/31/2006        9.458814         9.804220        3,858.0911
  01/01/2007    to  04/27/2007        9.804220        10.497292            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836       51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221       53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166       51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804       44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323       39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095       39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636       33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102       33,114.5954
  01/01/2012    to  12/31/2012       17.740102        20.244507       29,657.2940
  01/01/2013    to  12/31/2013       20.244507        28.738078       23,834.4772
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.561812        11.773691       54,491.8815
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302        19.479977       30,761.2121
  01/01/2005    to  12/31/2005       19.479977        19.672551       28,192.4281
  01/01/2006    to  12/31/2006       19.672551        20.305478       24,285.4613
  01/01/2007    to  12/31/2007       20.305478        20.731972       21,314.2674
  01/01/2008    to  12/31/2008       20.731972        17.304856       17,207.4943
  01/01/2009    to  12/31/2009       17.304856        22.472961       12,661.3200
  01/01/2010    to  12/31/2010       22.472961        24.883441        9,884.7482
  01/01/2011    to  12/31/2011       24.883441        25.931410       11,094.4543
  01/01/2012    to  12/31/2012       25.931410        28.413824       11,461.0308
  01/01/2013    to  12/31/2013       28.413824        28.208143       10,129.5021
============   ==== ==========       =========        =========       ===========

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.708885        12.630823       16,608.5819
  01/01/2005    to  12/31/2005       12.630823        12.950182       65,855.7978
  01/01/2006    to  12/31/2006       12.950182        13.912621       64,547.8404
  01/01/2007    to  12/31/2007       13.912621        14.178129       36,121.6125
  01/01/2008    to  12/31/2008       14.178129        10.677524       32,164.1754
  01/01/2009    to  12/31/2009       10.677524        14.746539       37,667.1000
  01/01/2010    to  12/31/2010       14.746539        16.620034       29,989.7769
  01/01/2011    to  12/31/2011       16.620034        16.911548       28,617.1458
  01/01/2012    to  12/31/2012       16.911548        19.030767       28,823.0342
  01/01/2013    to  12/31/2013       19.030767        19.812604       25,692.3110
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       12.041860        12.073754      100,591.1866
  01/01/2005    to  12/31/2005       12.073754        12.009040      114,722.2043
  01/01/2006    to  12/31/2006       12.009040        12.295196      114,992.1634
  01/01/2007    to  12/31/2007       12.295196        12.997692      109,777.0478
  01/01/2008    to  12/31/2008       12.997692        12.743783      102,277.4874
  01/01/2009    to  12/31/2009       12.743783        14.219242       95,295.5800
  01/01/2010    to  12/31/2010       14.219242        14.741016       94,650.3432
  01/01/2011    to  12/31/2011       14.741016        14.675744       78,811.2102
  01/01/2012    to  12/31/2012       14.675744        15.294408       77,790.4993
  01/01/2013    to  12/31/2013       15.294408        15.038802       70,814.8149
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004        8.168666         8.912156       10,206.3918
  01/01/2005    to  12/31/2005        8.912156         9.081567        6,964.3199
  01/01/2006    to  12/31/2006        9.081567        10.274596        2,922.1691
  01/01/2007    to  12/31/2007       10.274596        10.809378        2,418.9539
  01/01/2008    to  12/31/2008       10.809378         6.105623        2,139.2563
  01/01/2009    to  07/17/2009        6.105623         6.068471            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.280565        12.772985            0.0000
  01/01/2011    to  12/31/2011       12.772985        11.937626          198.0970
  01/01/2012    to  12/31/2012       11.937626        13.722915          197.2608
  01/01/2013    to  12/31/2013       13.722915        18.435675          555.5427
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004        9.877193        11.534411           4,550.3927
  01/01/2005    to  12/31/2005       11.534411        12.737341           3,528.4884
  01/01/2006    to  12/31/2006       12.737341        13.225713           3,019.0467
  01/01/2007    to  12/31/2007       13.225713        13.517219               0.0000
  01/01/2008    to  12/31/2008       13.517219         7.247051               0.0000
  01/01/2009    to  12/31/2009        7.247051         9.900467               0.0000
  01/01/2010    to  09/24/2010        9.900467        11.319005               0.0000
============   ==== ==========       =========        =========       ==============
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2004    to  12/31/2004       13.099938        13.381848           5,804.7805
  01/01/2005    to  12/31/2005       13.381848        13.515712           5,891.0229
  01/01/2006    to  12/31/2006       13.515712        13.862424           6,087.5486
  01/01/2007    to  12/31/2007       13.862424        14.460341           2,365.4901
  01/01/2008    to  12/31/2008       14.460341        14.939991           2,142.4909
  01/01/2009    to  12/31/2009       14.939991        15.898552           2,022.1400
  01/01/2010    to  12/31/2010       15.898552        16.689411           1,126.9916
  01/01/2011    to  12/31/2011       16.689411        17.660159           1,215.1862
  01/01/2012    to  12/31/2012       17.660159        17.895688             968.8732
  01/01/2013    to  12/31/2013       17.895688        17.084145           1,087.6310
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.776010         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114       1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773         936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127         839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590         777,351.3200
============   ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312117         206,323.8684
  01/01/2007    to  12/31/2007       10.312117        11.045193         566,449.1321
  01/01/2008    to  11/07/2008       11.045193         6.689933               0.0000
============   ==== ==========       =========        =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.416890         8.364141        10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112        10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410         9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794         9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794        12.833143         8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143        15.089511         7,600,157.5873
============   ==== ==========       =========        =========        ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.198171           905,699.0692
  01/01/2007    to  12/31/2007       10.198171        10.685165         2,079,619.8562
  01/01/2008    to  11/07/2008       10.685165         7.345216                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726           823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009         1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519         2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254         2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937         2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477         2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255         2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290         1,879,942.8260
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.122077         8.036651        12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738        11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585        11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407        10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065         9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096        10,020,906.3295
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.234454           924,036.5004
  01/01/2007    to  12/31/2007       10.234454        10.876657         1,685,044.0214
  01/01/2008    to  11/07/2008       10.876657         6.934392                 0.0000
============   ==== ==========       =========        =========        ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052        3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405        3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405        13.103329        3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329        14.737182        3,171,181.0548
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
  01/01/2012    to  12/31/2012       16.064605        18.254602       12,162.0005
  01/01/2013    to  12/31/2013       18.254602        21.370000        9,093.5691
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004        9.986198        12.150742        2,567.6693
  01/01/2005    to  12/31/2005       12.150742        14.068404       54,617.4258
  01/01/2006    to  12/31/2006       14.068404        17.697268       73,302.3844
  01/01/2007    to  12/31/2007       17.697268        19.914851       53,030.3550
  01/01/2008    to  12/31/2008       19.914851        11.648988       27,488.8165
  01/01/2009    to  12/31/2009       11.648988        15.458740       29,294.3300
  01/01/2010    to  12/31/2010       15.458740        17.123148       33,580.8300
  01/01/2011    to  12/31/2011       17.123148        15.665702       28,467.8445
  01/01/2012    to  12/31/2012       15.665702        17.758529       26,998.7056
  01/01/2013    to  12/31/2013       17.758529        20.737577       30,257.4562
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2004    to  12/31/2004       11.593342        12.684101      111,559.6663
  01/01/2005    to  12/31/2005       12.684101        13.172154      110,525.0374
  01/01/2006    to  12/31/2006       13.172154        15.539467      103,197.5894
  01/01/2007    to  12/31/2007       15.539467        15.478270       89,206.9095
  01/01/2008    to  12/31/2008       15.478270         8.706088       59,696.4490
  01/01/2009    to  12/31/2009        8.706088        11.122735       55,908.4700
  01/01/2010    to  12/31/2010       11.122735        12.572917       47,180.2091
  01/01/2011    to  12/31/2011       12.572917        12.448567       39,894.4089
  01/01/2012    to  12/31/2012       12.448567        14.332044       50,788.7440
  01/01/2013    to  12/31/2013       14.332044        18.020599       56,188.0136
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.273224        10.811123        395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144        545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535        522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176        307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644        240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228        247,392.2000
  01/01/2010    to  12/31/2010       12.564228        13.397728        250,146.9904
  01/01/2011    to  12/31/2011       13.397728        11.777274        200,705.6958
  01/01/2012    to  12/31/2012       11.777274        13.695616        185,396.1462
  01/01/2013    to  12/31/2013       13.695616        16.566096        177,717.7887
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.035907         6.999592        262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173        293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637        437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635        619,858.7223
  01/01/2012    to  12/31/2012        9.457635        10.560561        527,047.5359
  01/01/2013    to  12/31/2013       10.560561        12.312852        466,188.9874
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.441263         6.348852        301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726        348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994        362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372        392,835.4769
  01/01/2012    to  12/31/2012        8.756372        10.003997        364,710.5667
  01/01/2013    to  12/31/2013       10.003997        12.311051        282,300.6189
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.640462         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913        303,799.5328
  01/01/2012    to  12/31/2012        9.921913        10.816479        310,701.3148
  01/01/2013    to  12/31/2013       10.816479        12.078006        130,408.4905
============   ==== ==========       =========        =========        ============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925         23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530         36,296.3676
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758          50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356          48,950.7582
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082          40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036          98,345.1228
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514        14.277527         535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711         431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793         318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596         283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998         264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858         235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028         215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583         204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377         185,105.4259
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       14.002497        18.631496         306,186.7615
  01/01/2005    to  04/30/2005       18.631496        17.854757             272.9518
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.553140         7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174       1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926         962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041         959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953         829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172         705,742.6383
============   ==== ==========       =========        =========       ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.404063        11.135542        274,472.5365
   01/01/2007                             to  12/31/2007       11.135542        10.305387        214,294.0251
   01/01/2008                             to  12/31/2008       10.305387         4.600138        213,641.6730
   01/01/2009                             to  12/31/2009        4.600138         6.242944        197,464.6700
   01/01/2010                             to  12/31/2010        6.242944         6.591246        197,210.7906
   01/01/2011                             to  04/29/2011        6.591246         7.002829              0.0000
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.888863        10.813315        301,118.6436
   01/01/2005                             to  12/31/2005       10.813315        11.370986        275,435.2714
   01/01/2006                             to  04/30/2006       11.370986        11.874667        267,085.5308
=============                            ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010672         1.046190        669,786.3310
   01/01/2013                             to  12/31/2013        1.046190         1.048221        504,790.7826
=============                            ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004       20.107837        23.431176        107,578.0760
   01/01/2005                             to  12/31/2005       23.431176        24.956952         88,530.1878
   01/01/2006                             to  12/31/2006       24.956952        27.616698         74,991.5946
   01/01/2007                             to  12/31/2007       27.616698        27.406091         59,908.4972
   01/01/2008                             to  12/31/2008       27.406091        16.535340         50,553.2354
   01/01/2009                             to  12/31/2009       16.535340        20.633495         49,173.8200
   01/01/2010                             to  12/31/2010       20.633495        25.541466         42,359.7678
   01/01/2011                             to  12/31/2011       25.541466        24.254762         36,917.9096
   01/01/2012                             to  12/31/2012       24.254762        27.433033         35,246.4689
   01/01/2013                             to  12/31/2013       27.433033        35.248506         31,234.9308
=============                            ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT AMERICAN CENTURY VP
 VALUE SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004       13.526526        13.940191        197,392.8790
=============                            ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.324007        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905        381,242.4072
  01/01/2012    to  12/31/2012       15.121905        17.584715        319,962.5374
  01/01/2013    to  12/31/2013       17.584715        24.246340        283,830.4420
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  12/31/2004        7.067084         7.382727        891,109.7242
  01/01/2005    to  04/30/2005        7.382727         6.334705            196.7287
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       10.520105        10.404342        1,082,364.4160
============   ==== ==========       =========        =========        ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233          253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363          340,694.7303
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635        16.959364           31,597.2726
  01/01/2005    to  12/31/2005       16.959364        16.984334           27,004.0732
  01/01/2006    to  12/31/2006       16.984334        18.270268           22,350.7028
  01/01/2007    to  12/31/2007       18.270268        19.200437           19,911.6651
  01/01/2008    to  12/31/2008       19.200437        15.410505           13,362.8786
  01/01/2009    to  12/31/2009       15.410505        20.785684           11,310.6300
  01/01/2010    to  12/31/2010       20.785684        23.139782            9,363.8038
  01/01/2011    to  12/31/2011       23.139782        23.860480            9,263.6296
  01/01/2012    to  12/31/2012       23.860480        26.564177            8,685.1997
  01/01/2013    to  12/31/2013       26.564177        28.263867            8,588.0626
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        8.814799         8.943022           62,869.7588
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.992320        17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076          875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701          788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466          714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333          631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964          576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056          500,702.0517
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)

  01/01/2004    to  12/31/2004       11.096348        11.877216          378,486.6547
  01/01/2005    to  04/30/2005       11.877216        11.489750              152.8616
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2004    to  12/31/2004       11.414125        12.280336        2,487.4636
  01/01/2005    to  04/30/2005       12.280336        11.800348            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493      100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875       99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344      129,648.9158
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339       59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002      112,796.5477
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733      129,725.2076
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147      299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171      519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597      536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069      323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652      288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041      274,993.3699
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       10.294514        12.627869      352,767.1439
  01/01/2005    to  12/31/2005       12.627869        15.828910      360,961.3270
  01/01/2006    to  12/31/2006       15.828910        19.944302      293,553.0337
  01/01/2007    to  12/31/2007       19.944302        25.262878      192,494.2104
  01/01/2008    to  04/25/2008       25.262878        22.978574            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365        11.158321        6,472.6220
  01/01/2005    to  12/31/2005       11.158321        12.817041        5,064.6875
  01/01/2006    to  12/31/2006       12.817041        16.000859        4,278.6032
  01/01/2007    to  12/31/2007       16.000859        17.878636        3,667.9659
  01/01/2008    to  12/31/2008       17.878636        10.154203          790.5610
  01/01/2009    to  12/31/2009       10.154203        13.177333          767.3300
  01/01/2010    to  12/31/2010       13.177333        14.472429          561.3400
  01/01/2011    to  12/31/2011       14.472429        12.750029          567.7788
  01/01/2012    to  12/31/2012       12.750029        14.668744          602.7540
  01/01/2013    to  12/31/2013       14.668744        17.253741          603.7106
============   ==== ==========       =========        =========      ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        6.882211         6.946122           4,282.1728
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       11.958008        12.007714             114.3940
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       10.408896        10.155880           5,809.5914
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004        9.425479        11.084222       1,304,324.8450
   01/01/2005                             to  12/31/2005       11.084222        12.698204       1,644,548.8198
   01/01/2006                             to  12/31/2006       12.698204        15.829203       1,407,133.1390
   01/01/2007                             to  12/31/2007       15.829203        17.646923       1,169,698.7894
   01/01/2008                             to  12/31/2008       17.646923        10.008772         996,440.7431
   01/01/2009                             to  12/31/2009       10.008772        12.959129         923,468.7600
   01/01/2010                             to  12/31/2010       12.959129        14.208054         879,181.4989
   01/01/2011                             to  12/31/2011       14.208054        12.484782         811,492.2697
   01/01/2012                             to  12/31/2012       12.484782        14.338294         687,157.9602
   01/01/2013                             to  12/31/2013       14.338294        16.822371         610,656.1413
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  04/30/2004       10.804180        10.705111           5,358.2944
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  12/31/2004       13.215719        15.104135         410,803.3479
   01/01/2005                             to  04/30/2005       15.104135        14.657833             490.1258
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004        6.143105         6.240635         256,227.2231
=============                            ==== ==========       =========        =========       ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        8.736494         9.662589        328,427.4924
   01/01/2005                             to  12/31/2005        9.662589         9.940352        312,261.9803
   01/01/2006                             to  12/31/2006        9.940352        10.596585        294,259.9442
   01/01/2007                             to  12/31/2007       10.596585        12.869538        259,720.8437
   01/01/2008                             to  12/31/2008       12.869538         6.740158        216,898.3079
   01/01/2009                             to  12/31/2009        6.740158        10.426948        204,011.0200
   01/01/2010                             to  12/31/2010       10.426948        13.547381        226,159.9724
   01/01/2011                             to  12/31/2011       13.547381        12.403682        192,479.8321
   01/01/2012                             to  12/31/2012       12.403682        13.332013        172,098.7118
   01/01/2013                             to  12/31/2013       13.332013        18.231471        154,467.2395
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        8.566070         8.601707        433,377.3997
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        7.241893         7.147694         19,705.1128
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.799582         9.976867         29,855.9158
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004       11.598744        11.976661      2,930,256.0470
   01/01/2005                             to  12/31/2005       11.976661        12.045993      2,864,523.5732
   01/01/2006                             to  12/31/2006       12.045993        12.384722      2,757,324.6750
   01/01/2007                             to  12/31/2007       12.384722        13.102425      2,253,473.7136
   01/01/2008                             to  12/31/2008       13.102425        12.940264      2,302,653.2914
   01/01/2009                             to  12/31/2009       12.940264        15.023346      1,996,167.5900
   01/01/2010                             to  12/31/2010       15.023346        15.984943      1,878,577.1860
   01/01/2011                             to  12/31/2011       15.984943        16.222440      1,653,302.6824
   01/01/2012                             to  12/31/2012       16.222440        17.434855      1,568,092.3363
   01/01/2013                             to  12/31/2013       17.434855        16.821055      1,338,467.6090
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       14.583206        14.930708        434,416.9639
=============                            ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
   01/01/2004                             to  12/31/2004       12.719587        13.117550        430,499.3373
   01/01/2005                             to  12/31/2005       13.117550        13.220032        359,512.0677
   01/01/2006                             to  12/31/2006       13.220032        13.505156        302,257.5079
   01/01/2007                             to  12/31/2007       13.505156        14.446339        243,062.7124
   01/01/2008                             to  12/31/2008       14.446339        14.890614        149,351.8435
   01/01/2009                             to  05/01/2009       14.890614        15.382678              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       12.896490        15.784564        219,658.7200
   01/01/2010                             to  12/31/2010       15.784564        17.999926        193,556.9963
   01/01/2011                             to  12/31/2011       17.999926        16.843308        179,021.9674
   01/01/2012                             to  12/31/2012       16.843308        18.285402        168,066.6978
   01/01/2013                             to  12/31/2013       18.285402        23.870178        154,882.1120
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       10.549879        11.311583        480,706.5590
   01/01/2005                             to  12/31/2005       11.311583        11.739347        526,151.6279
   01/01/2006                             to  12/31/2006       11.739347        12.683378        447,355.9250
   01/01/2007                             to  12/31/2007       12.683378        12.434415        656,291.1625
   01/01/2008                             to  12/31/2008       12.434415         7.288546        568,911.4393
   01/01/2009                             to  05/01/2009        7.288546         7.200696              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       14.997217        16.110947         75,748.8035
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  12/31/2004        9.595958        10.488555        345,909.6572
   01/01/2005                             to  12/31/2005       10.488555        11.042024        295,259.3803
   01/01/2006                             to  12/31/2006       11.042024        12.240458        256,459.4396
   01/01/2007                             to  04/27/2007       12.240458        12.938045              0.0000
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.745460        10.893314          4,955.6568
   01/01/2013                             to  12/31/2013       10.893314        10.230778          3,513.9544
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215398        10.734370         21,814.0123
=============                            ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916        156,767.4677
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.123720         61,392.6747
  01/01/2006    to  12/31/2006       10.123720        11.126248        240,308.1896
  01/01/2007    to  12/31/2007       11.126248        11.534018        516,594.7209
  01/01/2008    to  12/31/2008       11.534018         8.501714        544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967        482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010        467,216.0600
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.161869         15,946.1925
  01/01/2006    to  12/31/2006       10.161869        11.380262        149,556.1052
  01/01/2007    to  12/31/2007       11.380262        11.821958        212,240.7929
  01/01/2008    to  12/31/2008       11.821958         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       41.872288        46.389254        211,274.3363
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
  01/01/2010    to  12/31/2010       41.166141        47.509158         92,859.0254
  01/01/2011    to  12/31/2011       47.509158        44.972368         81,906.1511
  01/01/2012    to  12/31/2012       44.972368        52.315042         73,267.2927
  01/01/2013    to  12/31/2013       52.315042        69.001742         61,927.3592
============   ==== ==========       =========        =========        ============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       42.786777        47.407274        1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274        48.215337        1,315,097.2795
   01/01/2006                             to  12/31/2006       48.215337        55.863563        1,186,099.7281
   01/01/2007                             to  12/31/2007       55.863563        56.989263        1,028,082.7548
   01/01/2008                             to  12/31/2008       56.989263        35.688706          874,903.2880
   01/01/2009                             to  12/31/2009       35.688706        41.561455          782,558.3000
   01/01/2010                             to  12/31/2010       41.561455        47.839303          706,253.3098
   01/01/2011                             to  12/31/2011       47.839303        45.170832          618,072.9799
   01/01/2012                             to  12/31/2012       45.170832        52.415371          547,941.5018
   01/01/2013                             to  12/31/2013       52.415371        68.971868          468,775.4611
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.238325        10.042015          211,777.1345
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        8.283229         8.355039        1,063,397.0590
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        9.218508         9.388724            5,651.5873
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.196100         9.989902            8,449.0272
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004       10.775679        10.794246           23,062.0805
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (
 FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN TEMPLETON)
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2004                             to  04/30/2004       13.038724        13.238207          408,778.6238
=============                            ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
NEW
 VALUE SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  04/30/2004       13.782424        13.855810          10,565.4301
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.185167        12.224123          40,084.3715
  01/01/2005    to  12/31/2005       12.224123        12.653328          44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259          39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933          35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124          39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969          31,285.0300
  01/01/2010    to  04/30/2010       10.264969        10.957935               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.285491         7.122789         490,111.7668
  01/01/2005    to  12/31/2005        7.122789         8.048401         407,960.8926
  01/01/2006    to  12/31/2006        8.048401         8.436668         323,670.0621
  01/01/2007    to  12/31/2007        8.436668         9.779413         252,933.1013
  01/01/2008    to  12/31/2008        9.779413         5.807257         203,697.7265
  01/01/2009    to  12/31/2009        5.807257         8.331240         180,801.6200
  01/01/2010    to  12/31/2010        8.331240        10.495637         153,989.1572
  01/01/2011    to  12/31/2011       10.495637        10.179898         133,379.7981
  01/01/2012    to  12/31/2012       10.179898        11.407135         122,650.1921
  01/01/2013    to  12/31/2013       11.407135        15.367744         107,608.4321
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.528193         6.658396         575,384.4424
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.081870         7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611       1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874       1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788         981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047         927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279         837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490         733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337         658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995         606,844.5772
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961        17.864943        6,383.4048
  01/01/2006    to  12/31/2006       17.864943        19.925290        6,111.0118
  01/01/2007    to  12/31/2007       19.925290        19.049914        5,605.2946
  01/01/2008    to  12/31/2008       19.049914        13.174208        2,549.2727
  01/01/2009    to  12/31/2009       13.174208        16.433678          958.7000
  01/01/2010    to  12/31/2010       16.433678        19.421587          968.3948
  01/01/2011    to  12/31/2011       19.421587        17.442776          957.9818
  01/01/2012    to  12/31/2012       17.442776        20.291332          967.7296
  01/01/2013    to  12/31/2013       20.291332        26.508691          242.5867
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       12.866057        15.948792        8,158.9213
  01/01/2005    to  04/30/2005       15.948792        14.967683            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402        14.226210      749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130      675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664      622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385      554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161      453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955      437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472      409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747      357,783.6433
  01/01/2012    to  12/31/2012       15.549747        18.044960      288,839.3804
  01/01/2013    to  12/31/2013       18.044960        23.509085      255,435.4932
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       14.138051        14.324158       24,789.3422
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.601949        14.623726       52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945       52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940       40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031       35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951       33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846       44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721       40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781       41,896.5184
  01/01/2012    to  12/31/2012       11.367781        13.346288       39,155.2083
  01/01/2013    to  12/31/2013       13.346288        15.115190       61,158.8364
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       42.373547        42.523806        4,676.0046
  01/01/2005    to  12/31/2005       42.523806        42.731058       63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618       89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270       36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853       29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072       32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805       35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937       32,925.3476
  01/01/2012    to  12/31/2012       51.632937        54.481531       31,458.1362
  01/01/2013    to  12/31/2013       54.481531        53.049924       30,186.1530
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.705852        10.960381       55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949       54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182       44,822.6028
  01/01/2012    to  12/31/2012       11.570182        13.015476       41,808.4431
  01/01/2013    to  12/31/2013       13.015476        17.183484       29,276.8822
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.550900        14.361373            0.0000
  01/01/2007    to  12/31/2007       14.361373        15.808790       80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631       57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329            0.0000
============   ==== ==========       =========        =========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       14.869055        15.514252          11,524.1754
  01/01/2008    to  12/31/2008       15.514252         8.740830           8,953.9659
  01/01/2009    to  05/01/2009        8.740830         8.301682               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004       10.542031        11.025703          13,578.1900
  01/01/2005    to  12/31/2005       11.025703        11.776177          13,942.5769
  01/01/2006    to  12/31/2006       11.776177        12.285730          13,899.8899
  01/01/2007    to  04/27/2007       12.285730        13.092370               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729         945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238       1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143         892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685         577,217.0945
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.955999         9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.699997        11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562       1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530       1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000       1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755       1,299,516.7289
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.808000         8.277517      2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290      1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889      1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899      1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779      1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579      1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676      1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229        875,468.2427
  01/01/2012    to  12/31/2012        7.960229         8.947945              0.0000
  01/01/2013    to  12/31/2013        8.947945         8.947945              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.744763         9.666106          7,437.1852
  01/01/2005    to  12/31/2005        9.666106         9.925888        184,281.7557
  01/01/2006    to  12/31/2006        9.925888        10.712919        247,852.9500
  01/01/2007    to  12/31/2007       10.712919        10.991307        111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902         98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167         99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325         86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916         72,171.0379
  01/01/2012    to  12/31/2012       10.567916        11.526436         64,952.5098
  01/01/2013    to  12/31/2013       11.526436        16.823153         59,231.6614
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.581112        11.097097        125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642        11.578333        515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585        414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452        357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648        320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283        308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983        289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447        267,489.2266
  01/01/2012    to  12/31/2012       11.670447        13.252153        277,518.4338
  01/01/2013    to  12/31/2013       13.252153        17.170817        257,283.8514
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2004    to  12/31/2004        7.632826         8.284811         41,094.4581
  01/01/2005    to  04/30/2005        8.284811         7.898384              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       11.809301        12.015314             74.1117
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.957788        17.923294         28,204.3266
  01/01/2005    to  12/31/2005       17.923294        18.320153         29,885.8421
  01/01/2006    to  12/31/2006       18.320153        20.984296         20,210.7196
  01/01/2007    to  12/31/2007       20.984296        19.877108         16,536.7039
  01/01/2008    to  12/31/2008       19.877108        12.012838         27,608.9224
  01/01/2009    to  12/31/2009       12.012838        13.332755         13,333.3300
  01/01/2010    to  12/31/2010       13.332755        15.913589         14,994.4197
  01/01/2011    to  12/31/2011       15.913589        16.515701         10,739.4600
  01/01/2012    to  12/31/2012       16.515701        17.828371         10,135.7902
  01/01/2013    to  12/31/2013       17.828371        24.233785        131,735.2864
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.432213        15.440795        309,684.9867
   01/01/2008                             to  12/31/2008       15.440795         9.370413        281,593.7550
   01/01/2009                             to  12/31/2009        9.370413        12.605418        255,106.3100
   01/01/2010                             to  12/31/2010       12.605418        15.233624        215,961.8954
   01/01/2011                             to  12/31/2011       15.233624        14.194208        200,774.4400
   01/01/2012                             to  12/31/2012       14.194208        14.698643        164,834.7569
   01/01/2013                             to  04/26/2013       14.698643        15.924716              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.923398        16.204999         27,032.2201
   01/01/2005                             to  12/31/2005       16.204999        17.500594         24,012.1791
   01/01/2006                             to  12/31/2006       17.500594        19.731732         23,215.6881
   01/01/2007                             to  04/27/2007       19.731732        21.433748              0.0000
=============                            ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004       12.585301        12.542098         31,983.6295
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.014845        11.916121        222,600.4184
   01/01/2005                             to  12/31/2005       11.916121        12.463356        358,599.2107
   01/01/2006                             to  12/31/2006       12.463356        13.839295        926,229.4134
   01/01/2007                             to  12/31/2007       13.839295        14.863686        481,785.6339
   01/01/2008                             to  12/31/2008       14.863686         8.479334        410,606.5430
   01/01/2009                             to  12/31/2009        8.479334        11.930121        343,575.8300
   01/01/2010                             to  12/31/2010       11.930121        13.699866        312,262.8290
   01/01/2011                             to  12/31/2011       13.699866        13.296195        285,112.2405
   01/01/2012                             to  12/31/2012       13.296195        15.519702        240,117.6370
   01/01/2013                             to  12/31/2013       15.519702        21.184132        266,346.0086
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.934321        10.130677         21,447.7052
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   01/01/2004                             to  12/31/2004       11.253576        11.414530        467,062.8871
   01/01/2005                             to  12/31/2005       11.414530        11.846113        716,247.0255
   01/01/2006                             to  04/30/2006       11.846113        12.366121        796,449.7342
=============                            ==== ==========       =========        =========        ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.408395        15.815606        1,886.9703
  01/01/2008    to  12/31/2008       15.815606         9.925778        1,881.7418
  01/01/2009    to  12/31/2009        9.925778        13.567889        1,878.8000
  01/01/2010    to  12/31/2010       13.567889        18.003627        1,849.0639
  01/01/2011    to  12/31/2011       18.003627        18.022898        1,837.5920
  01/01/2012    to  12/31/2012       18.022898        20.593797        1,810.7788
  01/01/2013    to  12/31/2013       20.593797        29.282616        1,125.8094
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004        8.185333         8.938491        4,334.7752
  01/01/2005    to  12/31/2005        8.938491         9.414286        3,872.2733
  01/01/2006    to  12/31/2006        9.414286         9.748334        3,956.4057
  01/01/2007    to  04/27/2007        9.748334        10.434056            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954       75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094       69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140       50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068       43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770       32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132       32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450       46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727       43,421.3853
  01/01/2012    to  12/31/2012       17.478727        19.926195       39,368.8228
  01/01/2013    to  12/31/2013       19.926195        28.257977       37,227.9924
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.530067        11.737509       78,239.1365
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189        19.282790       26,862.4994
  01/01/2005    to  12/31/2005       19.282790        19.454003       27,228.1395
  01/01/2006    to  12/31/2006       19.454003        20.059883       25,891.2896
  01/01/2007    to  12/31/2007       20.059883        20.460637       33,844.4100
  01/01/2008    to  12/31/2008       20.460637        17.061250       26,564.4977
  01/01/2009    to  12/31/2009       17.061250        22.134480       24,385.9400
  01/01/2010    to  12/31/2010       22.134480        24.484167       12,910.3383
  01/01/2011    to  12/31/2011       24.484167        25.489891       13,051.1363
  01/01/2012    to  12/31/2012       25.489891        27.901978       12,552.5897
  01/01/2013    to  12/31/2013       27.901978        27.672311       13,106.1269
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.677014        12.583819       80,033.8788
  01/01/2005    to  12/31/2005       12.583819        12.889127      126,517.2656
  01/01/2006    to  12/31/2006       12.889127        13.833228      133,274.8406
  01/01/2007    to  12/31/2007       13.833228        14.083053       59,537.6737
  01/01/2008    to  12/31/2008       14.083053        10.595283       50,591.5852
  01/01/2009    to  12/31/2009       10.595283        14.618345       53,085.5300
  01/01/2010    to  12/31/2010       14.618345        16.459094       65,007.0651
  01/01/2011    to  12/31/2011       16.459094        16.731085       46,420.9273
  01/01/2012    to  12/31/2012       16.731085        18.808774       48,318.3687
  01/01/2013    to  12/31/2013       18.808774        19.561919       32,663.3438
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       12.009083        12.028821       81,468.5283
  01/01/2005    to  12/31/2005       12.028821        11.952419       85,716.4855
  01/01/2006    to  12/31/2006       11.952419        12.225028       72,170.0846
  01/01/2007    to  12/31/2007       12.225028        12.910528       74,654.0026
  01/01/2008    to  12/31/2008       12.910528        12.645635       69,826.3876
  01/01/2009    to  12/31/2009       12.645635        14.095632      159,588.9700
  01/01/2010    to  12/31/2010       14.095632        14.598266      176,379.8066
  01/01/2011    to  12/31/2011       14.598266        14.519137      141,459.0490
  01/01/2012    to  12/31/2012       14.519137        15.115992      149,294.4234
  01/01/2013    to  12/31/2013       15.115992        14.848510       93,874.6657
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004        8.146422         8.878981       19,108.2152
  01/01/2005    to  12/31/2005        8.878981         9.038745       13,381.7611
  01/01/2006    to  12/31/2006        9.038745        10.215956       11,109.5334
  01/01/2007    to  12/31/2007       10.215956        10.736884       18,432.2007
  01/01/2008    to  12/31/2008       10.736884         6.058581       14,225.0516
  01/01/2009    to  07/17/2009        6.058581         6.018442            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.174176        12.649231        3,457.0728
  01/01/2011    to  12/31/2011       12.649231        11.810168        3,074.5142
  01/01/2012    to  12/31/2012       11.810168        13.562758        2,974.5545
  01/01/2013    to  12/31/2013       13.562758        18.202318        3,088.5450
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004        9.850282        11.491458           7,327.6460
  01/01/2005    to  12/31/2005       11.491458        12.677266           5,493.5986
  01/01/2006    to  12/31/2006       12.677266        13.150210           6,023.3772
  01/01/2007    to  12/31/2007       13.150210        13.426542           5,062.0546
  01/01/2008    to  12/31/2008       13.426542         7.191196           4,142.9182
  01/01/2009    to  12/31/2009        7.191196         9.814337           3,066.5500
  01/01/2010    to  09/24/2010        9.814337        11.212345               0.0000
============   ==== ==========       =========        =========       ==============
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2004    to  12/31/2004       13.064372        13.332140          18,618.0001
  01/01/2005    to  12/31/2005       13.332140        13.452082          13,049.7365
  01/01/2006    to  12/31/2006       13.452082        13.783408           7,236.5885
  01/01/2007    to  12/31/2007       13.783408        14.363468           6,263.1676
  01/01/2008    to  12/31/2008       14.363468        14.825033           5,500.6087
  01/01/2009    to  12/31/2009       14.825033        15.760454           4,675.2700
  01/01/2010    to  12/31/2010       15.760454        16.527907           4,880.6282
  01/01/2011    to  12/31/2011       16.527907        17.471830           2,717.5078
  01/01/2012    to  12/31/2012       17.471830        17.687054           2,525.8879
  01/01/2013    to  12/31/2013       17.687054        16.868091           1,069.3763
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.744779         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647       1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401       1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933       1,155,739.8757
============   ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.310734         619,084.2645
  01/01/2007    to  12/31/2007       10.310734        11.032615       1,742,070.9617
  01/01/2008    to  11/07/2008       11.032615         6.676587               0.0000
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.383091         8.329388        7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679        6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788        6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161        5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775        5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838        4,685,909.5109
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.196803          966,996.9332
  01/01/2007    to  12/31/2007       10.196803        10.672997        3,077,273.9544
  01/01/2008    to  11/07/2008       10.672997         7.330569                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798          639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424          812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871        1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781        1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368        1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859        1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689        1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884          815,412.3193
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.089458         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653        5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334        4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385        4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286        3,988,892.2947
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.233081          934,270.4072
  01/01/2007    to  12/31/2007       10.233081        10.864272        2,413,971.1083
  01/01/2008    to  11/07/2008       10.864272         6.920561                0.0000
============   ==== ==========       =========        =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922        2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773        2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732        1,995,052.8777
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       14.667996        17.275317           0.0000
  01/01/2005    to  12/31/2005       17.275317        19.981824       1,672.7500
  01/01/2006    to  12/31/2006       19.981824        25.110974       6,558.6946
  01/01/2007    to  12/31/2007       25.110974        28.229144       4,272.4482
  01/01/2008    to  12/31/2008       28.229144        16.495759       2,418.6140
  01/01/2009    to  12/31/2009       16.495759        21.868752       2,213.1400
  01/01/2010    to  12/31/2010       21.868752        24.199124       2,230.4325
  01/01/2011    to  12/31/2011       24.199124        22.117299       2,282.6826
  01/01/2012    to  12/31/2012       22.117299        25.046830       2,480.2585
  01/01/2013    to  12/31/2013       25.046830        29.219290       2,131.6700
============   ==== ==========       =========        =========       ==========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       45.141256        49.145328           0.0000
  01/01/2005    to  12/31/2005       49.145328        50.985461           0.0000
  01/01/2006    to  12/31/2006       50.985461        60.088685         189.8466
  01/01/2007    to  12/31/2007       60.088685        59.791878         180.8673
  01/01/2008    to  12/31/2008       59.791878        33.597410         171.9041
  01/01/2009    to  12/31/2009       33.597410        42.880498         159.8100
  01/01/2010    to  12/31/2010       42.880498        48.422852         247.8629
  01/01/2011    to  12/31/2011       48.422852        47.896096         238.1913
  01/01/2012    to  12/31/2012       47.896096        55.087416         228.7981
  01/01/2013    to  12/31/2013       55.087416        69.195756         220.2210
============   ==== ==========       =========        =========       ==========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.662247        24.891707       4,253.9983
  01/01/2005    to  12/31/2005       24.891707        26.948561       6,772.5151
  01/01/2006    to  12/31/2006       26.948561        32.161659       9,091.3419
  01/01/2007    to  12/31/2007       32.161659        36.485419       5,032.3614
  01/01/2008    to  12/31/2008       36.485419        21.374242       3,552.9511
  01/01/2009    to  12/31/2009       21.374242        28.783681       4,012.5400
  01/01/2010    to  12/31/2010       28.783681        30.662514       3,458.8037
  01/01/2011    to  12/31/2011       30.662514        26.926963       3,534.7628
  01/01/2012    to  12/31/2012       26.926963        31.281508       2,640.2397
  01/01/2013    to  12/31/2013       31.281508        37.800041       2,369.8677
============   ==== ==========       =========        =========       ==========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.032040         6.994767        667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143      1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260      1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832      1,005,057.3599
  01/01/2012    to  12/31/2012        9.422832        10.511129        953,918.5500
  01/01/2013    to  12/31/2013       10.511129        12.242973        901,954.2521
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.437720         6.344471      1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591      1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900      1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143      1,712,550.8998
  01/01/2012    to  12/31/2012        8.724143         9.957163      1,744,580.8279
  01/01/2013    to  12/31/2013        9.957163        12.241176      1,674,526.9680
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.636267         7.666872        491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538        554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347        638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409        880,141.5031
  01/01/2012    to  12/31/2012        9.885409        10.765856        691,926.6017
  01/01/2013    to  12/31/2013       10.765856        12.009466        650,243.2326
============   ==== ==========       =========        =========      ==============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265         31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744         36,091.9456
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134         71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788         95,116.5795
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873         71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263        115,584.2918
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.443000        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543        109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451        113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101        115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017         99,005.8233
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.001085        20.521158          1,059.4204
  01/01/2005    to  04/30/2005       20.521158        19.659220              0.0000
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.581263         7.136100        781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352        358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739        368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722        317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991        325,312.5013
============   ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220         75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND,
INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.556583         8.357337               0.0000
  01/01/2005    to  12/31/2005        8.357337         8.779589               0.0000
  01/01/2006    to  04/30/2006        8.779589         9.165521               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471         870,604.5617
  01/01/2013    to  12/31/2013        1.045471         1.046454       1,101,485.8331
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042          12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474          25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252          27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534          24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964          27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088          31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039          35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786          32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594          25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816          22,944.6427
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998562        10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472          96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079          93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174          92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738          80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703          71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622          68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305          83,203.8816
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.345499        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445        208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903        185,562.7308
  01/01/2012    to  12/31/2012       15.049903        17.483404        157,912.6788
  01/01/2013    to  12/31/2013       17.483404        24.082576        167,252.7136
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.453850        14.134511          7,452.8552
  01/01/2005    to  04/30/2005       14.134511        12.124073              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513        327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433        366,115.0998
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480        291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862        243,330.3864
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       13.995030        14.999825          4,641.0323
  01/01/2005    to  04/30/2005       14.999825        14.505759              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.270372        16.399617              0.0000
  01/01/2005    to  04/30/2005       16.399617        15.753483              0.0000
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045       54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655       61,446.3903
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.709168         8.224201       12,632.4751
  01/01/2005    to  12/31/2005        8.224201        10.298691       16,933.9559
  01/01/2006    to  12/31/2006       10.298691        12.963337       17,313.1101
  01/01/2007    to  12/31/2007       12.963337        16.403794        8,174.9941
  01/01/2008    to  04/25/2008       16.403794        14.915784            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076         9.622877            0.0000
  01/01/2005    to  12/31/2005        9.622877         9.889633        6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005        4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253          813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618        2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240        4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930        5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496        3,213.3027
  01/01/2012    to  12/31/2012       12.266496        13.171308        2,939.6230
  01/01/2013    to  12/31/2013       13.171308        17.993720        2,585.5852
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443        12.019969      763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499      699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736      849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413      719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178      776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440      831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750      794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547      708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401      739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551      594,401.3562
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.145175        14.580471        4,353.1515
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332        1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021        1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278        3,503.5063
  01/01/2012    to  12/31/2012       16.544278        17.942723        7,439.4556
  01/01/2013    to  12/31/2013       17.942723        23.399440        7,507.9566
============   ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.536806        11.281419        3,772.1408
   01/01/2005                             to  12/31/2005       11.281419        11.696374       10,930.0985
   01/01/2006                             to  12/31/2006       11.696374        12.624352       12,990.4301
   01/01/2007                             to  12/31/2007       12.624352        12.364105       10,859.2398
   01/01/2008                             to  12/31/2008       12.364105         7.240045        8,554.2837
   01/01/2009                             to  05/01/2009        7.240045         7.150397            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.423600        15.462288           92.9188
=============                            ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.734635        10.875038            0.0000
   01/01/2013                             to  12/31/2013       10.875038        10.203401          986.7498
=============                            ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215119        10.726847            0.0000
=============                            ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010688         1.065582      258,640.0773
   01/01/2013                             to  12/31/2013        1.065582         1.152969      348,195.6300
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.121196            0.0000
   01/01/2006                             to  12/31/2006       10.121196        11.112386       14,328.8819
   01/01/2007                             to  12/31/2007       11.112386        11.508070      150,118.4312
   01/01/2008                             to  12/31/2008       11.508070         8.474073      149,883.3162
   01/01/2009                             to  12/31/2009        8.474073        10.399444      202,449.9000
   01/01/2010                             to  12/31/2010       10.399444        11.469830      356,814.0129
   01/01/2011                             to  12/31/2011       11.469830        11.390862      333,380.5036
   01/01/2012                             to  12/31/2012       11.390862        12.629955      367,489.4500
   01/01/2013                             to  12/31/2013       12.629955        14.015779      320,485.5401
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.159336            0.0000
  01/01/2006    to  12/31/2006       10.159336        11.366084       21,566.2409
  01/01/2007    to  12/31/2007       11.366084        11.795362      168,132.8559
  01/01/2008    to  12/31/2008       11.795362         7.769023      196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939      323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082      317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906      300,367.1935
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.046833        47.578964      429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049      224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980      189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524      165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824      139,740.4447
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       42.184562        45.684643           12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.255895         7.073886        539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314        522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116        501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835        502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596        413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775        420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924        359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078        313,697.5017
  01/01/2012    to  12/31/2012        9.861078        11.014898        311,855.3561
  01/01/2013    to  12/31/2013       11.014898        14.783140        285,261.3124
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945259        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
  01/01/2012    to  12/31/2012       15.454099        17.915950        287,712.2079
  01/01/2013    to  12/31/2013       17.915950        23.317695        252,238.2662
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.293344        12.870928              0.0000
  01/01/2005    to  12/31/2005       12.870928        14.872688              0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067              0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448              0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335              0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383              0.0000
  01/01/2010    to  12/31/2010       12.055383        12.659148              0.0000
  01/01/2011    to  12/31/2011       12.659148         9.935414              0.0000
  01/01/2012    to  12/31/2012        9.935414        11.652908              0.0000
  01/01/2013    to  12/31/2013       11.652908        13.184184         53,487.1039
============   ==== ==========       =========        =========        ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       41.610737        41.624957          18.0211
   01/01/2005                             to  12/31/2005       41.624957        41.786131         858.5974
   01/01/2006                             to  12/31/2006       41.786131        42.761992       1,863.3280
   01/01/2007                             to  12/31/2007       42.761992        44.546603       1,726.2236
   01/01/2008                             to  12/31/2008       44.546603        42.167509       1,488.3367
   01/01/2009                             to  12/31/2009       42.167509        45.241342       1,220.8600
   01/01/2010                             to  12/31/2010       45.241342        48.043857       1,749.8790
   01/01/2011                             to  12/31/2011       48.043857        50.189017       2,417.4757
   01/01/2012                             to  12/31/2012       50.189017        52.904741       2,280.3961
   01/01/2013                             to  12/31/2013       52.904741        51.463065       2,187.2565
=============                            ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.588388        10.805375           0.0000
   01/01/2010                             to  12/31/2010       10.805375        12.722543         603.7132
   01/01/2011                             to  12/31/2011       12.722543        11.383792         603.7132
   01/01/2012                             to  12/31/2012       11.383792        12.792938         603.7132
   01/01/2013                             to  12/31/2013       12.792938        16.872808         603.7132
=============                            ==== ==========       =========        =========       ==========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.397924        14.200964           0.0000
   01/01/2007                             to  12/31/2007       14.200964        15.616502           0.0000
   01/01/2008                             to  12/31/2008       15.616502         8.801294           0.0000
   01/01/2009                             to  05/01/2009        8.801294         8.361042           0.0000
=============                            ==== ==========       =========        =========       ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.698065        15.325550           0.0000
   01/01/2008                             to  12/31/2008       15.325550         8.625833           0.0000
   01/01/2009                             to  05/01/2009        8.625833         8.189738           0.0000
=============                            ==== ==========       =========        =========       ==========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       18.876607        20.164452           0.0000
   01/01/2005                             to  12/31/2005       20.164452        21.515502           0.0000
   01/01/2006                             to  12/31/2006       21.515502        22.424094           0.0000
   01/01/2007                             to  04/27/2007       22.424094        23.888599           0.0000
=============                            ==== ==========       =========        =========       ==========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891        954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355        789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836        894,623.3298
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.954439         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509        801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507        645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113        580,374.7381
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.608101        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.841501         8.307522        1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668          994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556          971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174          883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685          799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002          718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111          634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327          548,945.5013
  01/01/2012    to  04/27/2012        7.933327         8.914802                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.718478         9.630663            4,284.4024
  01/01/2005    to  12/31/2005        9.630663         9.879639           10,210.4079
  01/01/2006    to  12/31/2006        9.879639        10.652369           19,584.6011
  01/01/2007    to  12/31/2007       10.652369        10.918194           11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359            7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219            8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607            7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680            7,227.8272
  01/01/2012    to  12/31/2012       10.455680        11.392560            7,978.3797
  01/01/2013    to  12/31/2013       11.392560        16.611155            7,351.2877
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.818137        11.591091          396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340          392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831          377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698          293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933          296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853          282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419          238,876.2858
  01/01/2012    to  12/31/2012       11.599419        13.155623          252,965.0713
  01/01/2013    to  12/31/2013       13.155623        17.025313          236,418.9244
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.896785        17.842943        1,432.6957
  01/01/2005    to  12/31/2005       17.842943        18.219848        2,078.4602
  01/01/2006    to  12/31/2006       18.219848        20.848602          958.7108
  01/01/2007    to  12/31/2007       20.848602        19.728713          485.3890
  01/01/2008    to  12/31/2008       19.728713        11.911167          295.3913
  01/01/2009    to  12/31/2009       11.911167        13.206687          355.3700
  01/01/2010    to  12/31/2010       13.206687        15.747378          284.6130
  01/01/2011    to  12/31/2011       15.747378        16.326901          258.6594
  01/01/2012    to  12/31/2012       16.326901        17.606857            0.0000
  01/01/2013    to  12/31/2013       17.606857        23.908788       53,467.7487
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.430482        15.428895      144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781      129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466      118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218      102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604       97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933       75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.319307        14.252550           41.1182
  01/01/2005    to  12/31/2005       14.252550        15.376713           40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799        2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.954570        11.843058       10,204.4961
  01/01/2005    to  12/31/2005       11.843058        12.374594       15,562.6811
  01/01/2006    to  12/31/2006       12.374594        13.727037       44,402.7810
  01/01/2007    to  12/31/2007       13.727037        14.728300       21,926.1400
  01/01/2008    to  12/31/2008       14.728300         8.393653       14,894.8659
  01/01/2009    to  12/31/2009        8.393653        11.797774       15,049.3600
  01/01/2010    to  12/31/2010       11.797774        13.534357       13,702.4974
  01/01/2011    to  12/31/2011       13.534357        13.122459       13,403.4495
  01/01/2012    to  12/31/2012       13.122459        15.301528       13,259.9710
  01/01/2013    to  12/31/2013       15.301528        20.865466       87,034.6666
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       47.272476        49.003651        4,642.2216
  01/01/2005    to  12/31/2005       49.003651        50.805801        7,591.4427
  01/01/2006    to  04/30/2006       50.805801        53.018881       10,270.5856
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.074414        12.842867            0.0000
  01/01/2005    to  12/31/2005       12.842867        13.973068            0.0000
  01/01/2006    to  12/31/2006       13.973068        14.229504            0.0000
  01/01/2007    to  12/31/2007       14.229504        15.314151        1,245.1952
  01/01/2008    to  12/31/2008       15.314151         9.582578            0.0000
  01/01/2009    to  12/31/2009        9.582578        13.054350            0.0000
  01/01/2010    to  12/31/2010       13.054350        17.274621            0.0000
  01/01/2011    to  12/31/2011       17.274621        17.221202            0.0000
  01/01/2012    to  12/31/2012       17.221202        19.612887        1,852.1629
  01/01/2013    to  12/31/2013       19.612887        27.785894        1,852.1629
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.046723        19.087598            0.0000
  01/01/2005    to  12/31/2005       19.087598        19.237881            0.0000
  01/01/2006    to  12/31/2006       19.237881        19.817257            0.0000
  01/01/2007    to  12/31/2007       19.817257        20.192852            0.0000
  01/01/2008    to  12/31/2008       20.192852        16.821073            0.0000
  01/01/2009    to  12/31/2009       16.821073        21.801095          440.4100
  01/01/2010    to  12/31/2010       21.801095        24.091298          354.8360
  01/01/2011    to  12/31/2011       24.091298        25.055886          354.1677
  01/01/2012    to  12/31/2012       25.055886        27.399350          353.5043
  01/01/2013    to  12/31/2013       27.399350        27.146656          352.8746
============   ==== ==========       =========        =========       ===========
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.616720        12.564699            0.0000
  01/01/2005    to  12/31/2005       12.564699        12.856712          622.4767
  01/01/2006    to  12/31/2006       12.856712        13.784686        3,596.1214
  01/01/2007    to  12/31/2007       13.784686        14.019530        2,101.7424
  01/01/2008    to  12/31/2008       14.019530        10.536911        1,880.2065
  01/01/2009    to  12/31/2009       10.536911        14.523293        2,232.7600
  01/01/2010    to  12/31/2010       14.523293        16.335736        1,358.2622
  01/01/2011    to  12/31/2011       16.335736        16.589131        1,368.7972
  01/01/2012    to  12/31/2012       16.589131        18.630454        1,348.6412
  01/01/2013    to  12/31/2013       18.630454        19.357091        1,358.7161
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.880671        11.921395           0.0000
  01/01/2005    to  12/31/2005       11.921395        11.833866       2,523.5005
  01/01/2006    to  12/31/2006       11.833866        12.091706       2,523.5005
  01/01/2007    to  12/31/2007       12.091706        12.756898       2,523.5005
  01/01/2008    to  12/31/2008       12.756898        12.482633       2,523.5005
  01/01/2009    to  12/31/2009       12.482633        13.900037       2,837.4500
  01/01/2010    to  12/31/2010       13.900037        14.381309       2,619.8829
  01/01/2011    to  12/31/2011       14.381309        14.289095       2,619.5300
  01/01/2012    to  12/31/2012       14.289095        14.861544       3,796.7051
  01/01/2013    to  12/31/2013       14.861544        14.583970       3,796.3687
============   ==== ==========       =========        =========       ==========
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.708080        12.744690           0.0000
  01/01/2005    to  12/31/2005       12.744690        12.961081           0.0000
  01/01/2006    to  12/31/2006       12.961081        14.634540           0.0000
  01/01/2007    to  12/31/2007       14.634540        15.365318       1,044.4922
  01/01/2008    to  12/31/2008       15.365318         8.661590           0.0000
  01/01/2009    to  07/17/2009        8.661590         8.599528           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       13.181600        14.917767           0.0000
  01/01/2011    to  12/31/2011       14.917767        13.914326           0.0000
  01/01/2012    to  12/31/2012       13.914326        15.963114           0.0000
  01/01/2013    to  12/31/2013       15.963114        21.402391           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       11.995454        13.633986           0.0000
  01/01/2005    to  12/31/2005       13.633986        15.025898           0.0000
  01/01/2006    to  12/31/2006       15.025898        15.570921           0.0000
  01/01/2007    to  12/31/2007       15.570921        15.882139           0.0000
  01/01/2008    to  12/31/2008       15.882139         8.497848           0.0000
  01/01/2009    to  12/31/2009        8.497848        11.586019           0.0000
  01/01/2010    to  09/24/2010       11.586019        13.226735           0.0000
============   ==== ==========       =========        =========       ==========

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.713673         7.610366          968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738          798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251          785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063          672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485          624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577          545,952.9916
============   ==== ==========       =========        =========       ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.309350          102,188.3658
  01/01/2007    to  12/31/2007       10.309350        11.020047          220,541.4618
  01/01/2008    to  11/07/2008       11.020047         6.663265                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.349428         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611       10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110        9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255        8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420        7,934,744.4925
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.195435                0.0000
  01/01/2007    to  12/31/2007       10.195435        10.660840           42,862.0745
  01/01/2008    to  11/07/2008       10.660840         7.315949                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990        2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648        2,078,044.7723
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.056970         7.969996        12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952        11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163        10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825         9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539         9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779         8,823,513.3710
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.231708            78,249.2082
  01/01/2007    to  12/31/2007       10.231708        10.851897           153,831.2474
  01/01/2008    to  11/07/2008       10.851897         6.906755                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604        11.518490         3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101         4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395         5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338         5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574         5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042         5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083         5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509         4,578,043.0577
============   ==== ==========       =========        =========        ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
  01/01/2012    to  12/31/2012       15.807563        17.935463        5,741.4633
  01/01/2013    to  12/31/2013       17.935463        20.964937        4,360.6939
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004        9.945120        12.082586        5,542.9163
  01/01/2005    to  12/31/2005       12.082586        13.968589       19,705.2451
  01/01/2006    to  12/31/2006       13.968589        17.545449        7,089.8248
  01/01/2007    to  12/31/2007       17.545449        19.714252        8,782.6948
  01/01/2008    to  12/31/2008       19.714252        11.514275        2,795.4215
  01/01/2009    to  12/31/2009       11.514275        15.257072        3,507.6900
  01/01/2010    to  12/31/2010       15.257072        16.874461        5,958.5805
  01/01/2011    to  12/31/2011       16.874461        15.415068        4,401.4023
  01/01/2012    to  12/31/2012       15.415068        17.448091        4,153.8172
  01/01/2013    to  12/31/2013       17.448091        20.344534        1,625.5021
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2004    to  12/31/2004       11.546785        12.614180       97,766.1046
  01/01/2005    to  12/31/2005       12.614180        13.079966       95,175.2572
  01/01/2006    to  12/31/2006       13.079966        15.407653       75,716.0116
  01/01/2007    to  12/31/2007       15.407653        15.323839       54,998.1029
  01/01/2008    to  12/31/2008       15.323839         8.606224       40,913.3101
  01/01/2009    to  12/31/2009        8.606224        10.978662       43,905.1300
  01/01/2010    to  12/31/2010       10.978662        12.391475       28,776.1175
  01/01/2011    to  12/31/2011       12.391475        12.250561       31,785.5840
  01/01/2012    to  12/31/2012       12.250561        14.082833       26,454.0811
  01/01/2013    to  12/31/2013       14.082833        17.680725       26,695.9091
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.235060        10.750454        266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986        277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424        176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037        116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835        100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287         90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110         82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810         69,009.1728
  01/01/2012    to  12/31/2012       11.588810        13.456152         69,092.6107
  01/01/2013    to  12/31/2013       13.456152        16.252062         61,196.2545
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.030108         6.992356      1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638      3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098      3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479      3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500      3,636,994.6124
  01/01/2013    to  12/31/2013       10.486500        12.208182      3,440,159.9043
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.435949         6.342282      1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533      2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378      2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073      2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828      2,387,465.9683
  01/01/2013    to  12/31/2013        9.933828        12.206386      2,213,019.1547
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.634170         7.664231        681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692      1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861      1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207      1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633      1,153,882.2955
  01/01/2013    to  12/31/2013       10.740633        11.975342      1,086,841.1016
============   ==== ==========       =========        =========      ==============
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446          5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381         29,163.0295
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334          62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034         134,695.0142
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279          25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407         106,154.1305
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748        14.241861         441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665         320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120         249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824         233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868         226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119         203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948         181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812         173,902.1391
  01/01/2013    to  12/31/2013       15.932812        16.203410         168,721.1437
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       13.945951        18.528381         230,642.9317
  01/01/2005    to  04/30/2005       18.528381        17.747247               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.522523         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833         835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900         766,531.6980
  01/01/2013    to  12/31/2013        8.574900        12.262580         676,170.6117
============   ==== ==========       =========        =========       ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.396280        11.116150        367,326.8825
   01/01/2007                             to  12/31/2007       11.116150        10.271927        243,054.4120
   01/01/2008                             to  12/31/2008       10.271927         4.578276        255,592.6761
   01/01/2009                             to  12/31/2009        4.578276         6.203956        280,709.8600
   01/01/2010                             to  12/31/2010        6.203956         6.540272        272,006.9936
   01/01/2011                             to  04/29/2011        6.540272         6.945274              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.864141        10.770073        353,045.4927
   01/01/2005                             to  12/31/2005       10.770073        11.308589        335,028.4967
   01/01/2006                             to  04/30/2006       11.308589        11.803783        331,487.3950
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010647         1.045112      2,063,757.0497
   01/01/2013                             to  12/31/2013        1.045112         1.045571      1,893,930.5170
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                             to  12/31/2004       19.906580        23.173605         69,534.9075
   01/01/2005                             to  12/31/2005       23.173605        24.645723         58,469.8719
   01/01/2006                             to  12/31/2006       24.645723        27.231533         46,338.7516
   01/01/2007                             to  12/31/2007       27.231533        26.983126         36,801.0511
   01/01/2008                             to  12/31/2008       26.983126        16.255612         33,204.2585
   01/01/2009                             to  12/31/2009       16.255612        20.254023         29,050.7800
   01/01/2010                             to  12/31/2010       20.254023        25.034194         25,469.9760
   01/01/2011                             to  12/31/2011       25.034194        23.737464         22,996.7732
   01/01/2012                             to  12/31/2012       23.737464        26.807498         21,317.5023
   01/01/2013                             to  12/31/2013       26.807498        34.393158         19,471.2072
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT AMERICAN CENTURY VP
 VALUE SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004       13.471328        13.876464        127,644.3048
=============                            ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.109721        23.366842        330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069        326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009        252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344        204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660        189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985        255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818        234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724        155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199        145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186        177,908.4943
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998521        10.447819         73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290        147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215        160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860        135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076        210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751        222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920        203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525        190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004        203,976.4960
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.263622        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553        376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758        262,322.7907
  01/01/2013    to  12/31/2013       17.290758        23.805318        319,630.3724
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  12/31/2004        7.038229         7.341529        671,901.6698
  01/01/2005    to  04/30/2005        7.341529         6.296271              0.0000
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       10.477136        10.356737        919,131.1769
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153         60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470        214,830.1202
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284        16.740068         10,154.3720
  01/01/2005    to  12/31/2005       16.740068        16.739654          9,923.2631
  01/01/2006    to  12/31/2006       16.739654        17.979973          8,443.2032
  01/01/2007    to  12/31/2007       17.979973        18.866890          5,644.1237
  01/01/2008    to  12/31/2008       18.866890        15.120018          4,684.3309
  01/01/2009    to  12/31/2009       15.120018        20.363337          2,604.0200
  01/01/2010    to  12/31/2010       20.363337        22.635640          2,265.2094
  01/01/2011    to  12/31/2011       22.635640        23.305744          1,205.0008
  01/01/2012    to  12/31/2012       23.305744        25.907494            988.5328
  01/01/2013    to  12/31/2013       25.907494        27.523853          1,077.6955
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        8.778808         8.902118         23,396.2978
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.925780        16.918301      1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474      1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789        883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602        722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411        584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210        519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192        465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254        405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361        378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186        345,391.5204
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  01/01/2004    to  12/31/2004       11.051057        11.810963        326,832.3692
  01/01/2005    to  04/30/2005       11.810963        11.420069              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  01/01/2004    to  12/31/2004       11.368295        12.212649          7,116.7915
  01/01/2005    to  04/30/2005       12.212649        11.729565              0.0000
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597       41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641       57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338       69,384.5257
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119        3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982      411,154.7260
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774       31,337.6918
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445      217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875      298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627      251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738      251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677      395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520      275,804.4530
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       10.252540        12.557490      278,444.2294
  01/01/2005    to  12/31/2005       12.557490        15.717185      245,427.9309
  01/01/2006    to  12/31/2006       15.717185        19.773932      147,239.8530
  01/01/2007    to  12/31/2007       19.773932        25.009344      102,861.1378
  01/01/2008    to  04/25/2008       25.009344        22.737088            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473        11.093455          619.6167
  01/01/2005    to  12/31/2005       11.093455        12.723493          580.2941
  01/01/2006    to  12/31/2006       12.723493        15.860338          504.6129
  01/01/2007    to  12/31/2007       15.860338        17.694914          453.4129
  01/01/2008    to  12/31/2008       17.694914        10.034710          522.7916
  01/01/2009    to  12/31/2009       10.034710        13.002739          471.8400
  01/01/2010    to  12/31/2010       13.002739        14.259296          529.2102
  01/01/2011    to  12/31/2011       14.259296        12.543446          566.9474
  01/01/2012    to  12/31/2012       12.543446        14.409333          580.5609
  01/01/2013    to  12/31/2013       14.409333        16.923221          637.9745
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.854102         6.914345        4,962.9760
============   ==== ==========       =========        =========      ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       11.909222        11.952832               0.0000
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
   01/01/2004                             to  04/30/2004       10.366385        10.109422               0.0000
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004        9.386204        11.021453         907,434.3050
   01/01/2005                             to  12/31/2005       11.021453        12.607434       1,182,055.3583
   01/01/2006                             to  12/31/2006       12.607434        15.680393       1,003,465.2248
   01/01/2007                             to  12/31/2007       15.680393        17.454683         828,521.3989
   01/01/2008                             to  12/31/2008       17.454683         9.884817         588,021.2914
   01/01/2009                             to  12/31/2009        9.884817        12.779445         544,766.7400
   01/01/2010                             to  12/31/2010       12.779445        13.990078         503,394.1880
   01/01/2011                             to  12/31/2011       13.990078        12.274831         477,435.5115
   01/01/2012                             to  12/31/2012       12.274831        14.075937         557,370.7408
   01/01/2013                             to  12/31/2013       14.075937        16.489817         399,200.6228
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  04/30/2004       10.760064        10.656147           4,448.1395
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004                             to  12/31/2004       13.161745        15.019852         304,774.1123
   01/01/2005                             to  04/30/2005       15.019852        14.568909               0.0000
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004        6.118002         6.212071         165,542.4388
=============                            ==== ==========       =========        =========       ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        8.700539         9.608357        111,570.0500
   01/01/2005                             to  12/31/2005        9.608357         9.869788        108,544.5194
   01/01/2006                             to  12/31/2006        9.869788        10.505630        103,433.6886
   01/01/2007                             to  12/31/2007       10.505630        12.739847         98,665.4468
   01/01/2008                             to  12/31/2008       12.739847         6.662170         93,515.7637
   01/01/2009                             to  12/31/2009        6.662170        10.290859         85,049.8000
   01/01/2010                             to  12/31/2010       10.290859        13.350550         74,115.1862
   01/01/2011                             to  12/31/2011       13.350550        12.205173         63,069.4841
   01/01/2012                             to  12/31/2012       12.205173        13.098874         62,685.7496
   01/01/2013                             to  12/31/2013       13.098874        17.885829         62,860.3621
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        8.531099         8.562370        252,469.0271
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004                             to  04/30/2004        7.212324         7.115002          3,421.7264
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.759540         9.931205         28,360.7007
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   01/01/2004                             to  12/31/2004       11.550473        11.908891      2,143,706.6570
   01/01/2005                             to  12/31/2005       11.908891        11.959923      1,998,118.3819
   01/01/2006                             to  12/31/2006       11.959923        12.277851      1,862,279.1932
   01/01/2007                             to  12/31/2007       12.277851        12.969788      1,393,983.3777
   01/01/2008                             to  12/31/2008       12.969788        12.790020      1,298,575.9372
   01/01/2009                             to  12/31/2009       12.790020        14.826672      1,417,197.9600
   01/01/2010                             to  12/31/2010       14.826672        15.752043      1,460,193.3452
   01/01/2011                             to  12/31/2011       15.752043        15.962182      1,321,654.2392
   01/01/2012                             to  12/31/2012       15.962182        17.129299      1,204,297.3140
   01/01/2013                             to  12/31/2013       17.129299        16.501480      1,104,260.1509
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       14.523236        14.849583        332,603.1958
=============                            ==== ==========       =========        =========      ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
   01/01/2004                             to  12/31/2004       12.667701        13.044403        244,722.9319
   01/01/2005                             to  12/31/2005       13.044403        13.126659        198,854.6016
   01/01/2006                             to  12/31/2006       13.126659        13.389721        142,537.6271
   01/01/2007                             to  12/31/2007       13.389721        14.301278        109,016.5766
   01/01/2008                             to  12/31/2008       14.301278        14.718941         81,312.0332
   01/01/2009                             to  05/01/2009       14.718941        15.197777              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       12.604707        15.412194         67,619.5000
   01/01/2010                             to  12/31/2010       15.412194        17.548973         62,413.3547
   01/01/2011                             to  12/31/2011       17.548973        16.396759         55,261.9462
   01/01/2012                             to  12/31/2012       16.396759        17.773798         51,422.9335
   01/01/2013                             to  12/31/2013       17.773798        23.167563         51,819.0742
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       10.523522        11.266366        130,493.3911
   01/01/2005                             to  12/31/2005       11.266366        11.674945        130,091.6037
   01/01/2006                             to  12/31/2006       11.674945        12.594941        133,851.2532
   01/01/2007                             to  12/31/2007       12.594941        12.329097        213,548.9644
   01/01/2008                             to  12/31/2008       12.329097         7.215915        206,888.9397
   01/01/2009                             to  05/01/2009        7.215915         7.125379              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  11/19/2004       14.935490        16.023358         20,298.5026
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  12/31/2004        9.556775        10.430031        204,597.5828
   01/01/2005                             to  12/31/2005       10.430031        10.964002        174,417.5238
   01/01/2006                             to  12/31/2006       10.964002        12.135801        116,574.5115
   01/01/2007                             to  04/27/2007       12.135801        12.821151              0.0000
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.729226        10.865912         40,902.4915
   01/01/2013                             to  12/31/2013       10.865912        10.189740         39,474.2888
=============                            ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214980        10.723087        123,980.0761
=============                            ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996        930,018.6103
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.119934              0.0000
  01/01/2006    to  12/31/2006       10.119934        11.105461          9,772.1730
  01/01/2007    to  12/31/2007       11.105461        11.495118         95,243.1354
  01/01/2008    to  12/31/2008       11.495118         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198        425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021        425,456.7987
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.158070              0.0000
  01/01/2006    to  12/31/2006       10.158070        11.359002         33,120.0469
  01/01/2007    to  12/31/2007       11.359002        11.782087         45,992.5393
  01/01/2008    to  12/31/2008       11.782087         7.756380         57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441        307,667.6569
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       40.976171        45.351346        147,551.7942
  01/01/2005    to  12/31/2005       45.351346        46.182080        135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677        111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755         83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046         71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971         65,681.7300
  01/01/2010    to  12/31/2010       39.943971        46.029633         61,003.9945
  01/01/2011    to  12/31/2011       46.029633        43.506636         57,106.0096
  01/01/2012    to  12/31/2012       43.506636        50.533753         51,015.5267
  01/01/2013    to  12/31/2013       50.533753        66.552437         41,204.0648
============   ==== ==========       =========        =========        ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       42.608637        47.138957        782,579.5836
   01/01/2005                             to  12/31/2005       47.138957        47.870784        706,835.4937
   01/01/2006                             to  12/31/2006       47.870784        55.381470        634,180.4254
   01/01/2007                             to  12/31/2007       55.381470        56.412292        488,664.9173
   01/01/2008                             to  12/31/2008       56.412292        35.274100        423,441.9663
   01/01/2009                             to  12/31/2009       35.274100        41.017004        400,760.5600
   01/01/2010                             to  12/31/2010       41.017004        47.141906        366,872.6632
   01/01/2011                             to  12/31/2011       47.141906        44.445719        335,102.1328
   01/01/2012                             to  12/31/2012       44.445719        51.496264        329,415.0186
   01/01/2013                             to  12/31/2013       51.496264        67.660932        263,824.3044
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.196192         9.995761         82,813.3027
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        8.249417         8.316834        850,208.0168
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2004                             to  04/30/2004        9.180895         9.345810          3,317.7228
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.154134         9.943881         14,871.2332
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  04/30/2004       10.732635        10.745829          5,458.1528
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2004                             to  04/30/2004       12.985622        13.177793        127,201.6626
=============                            ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
NEW
 VALUE SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  04/30/2004       13.726168        13.792454           8,715.2057
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.139506        12.155928          12,735.8640
  01/01/2005    to  12/31/2005       12.155928        12.563934           9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923           7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018           5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382           5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337           4,529.7600
  01/01/2010    to  04/30/2010       10.131337        10.809962               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.255147         7.081356         310,952.6362
  01/01/2005    to  12/31/2005        7.081356         7.989630         253,568.4037
  01/01/2006    to  12/31/2006        7.989630         8.362537         208,475.0506
  01/01/2007    to  12/31/2007        8.362537         9.678877         152,895.3103
  01/01/2008    to  12/31/2008        9.678877         5.738892         128,077.9923
  01/01/2009    to  12/31/2009        5.738892         8.220821         106,062.7200
  01/01/2010    to  12/31/2010        8.220821        10.341026          91,380.1797
  01/01/2011    to  12/31/2011       10.341026        10.014929          79,731.2050
  01/01/2012    to  12/31/2012       10.014929        11.205366          74,355.1959
  01/01/2013    to  12/31/2013       11.205366        15.073310          61,743.4953
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.501549         6.627953         371,837.0765
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.056532         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655         607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334         572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492         528,126.6336
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458        17.738948        6,346.7858
  01/01/2006    to  12/31/2006       17.738948        19.755188        3,922.1882
  01/01/2007    to  12/31/2007       19.755188        18.858801        2,073.3883
  01/01/2008    to  12/31/2008       18.858801        13.022393        1,613.2378
  01/01/2009    to  12/31/2009       13.022393        16.219943        1,254.9500
  01/01/2010    to  12/31/2010       16.219943        19.140287            0.0000
  01/01/2011    to  12/31/2011       19.140287        17.164407            0.0000
  01/01/2012    to  12/31/2012       17.164407        19.937426            0.0000
  01/01/2013    to  12/31/2013       19.937426        26.007332            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       12.813681        15.860004        7,103.3589
  01/01/2005    to  04/30/2005       15.860004        14.877073            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.891543        14.169346      832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495      750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290      704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110      491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197      501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366      376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934      424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747      368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225      248,306.0224
  01/01/2013    to  12/31/2013       17.758225        23.100870      300,564.8186
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       14.081587        14.259919        4,785.6583
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.589326        14.587130       70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404       66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927       43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882       21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621       23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692       23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106       18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835       15,113.9477
  01/01/2012    to  12/31/2012       11.220835        13.153924       15,265.5663
  01/01/2013    to  12/31/2013       13.153924        14.875007       70,935.5639
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.044246        41.182681          598.7947
  01/01/2005    to  12/31/2005       41.182681        41.321531       22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461       18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225       11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053        9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821        6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936        7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268        6,027.4945
  01/01/2012    to  12/31/2012       49.482268        52.133539        5,380.5383
  01/01/2013    to  12/31/2013       52.133539        50.687522        4,691.3680
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.530251        10.728696       28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951       25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725       25,042.0740
  01/01/2012    to  12/31/2012       11.291725        12.683100       23,714.7021
  01/01/2013    to  12/31/2013       12.683100        16.719582       22,713.1306
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       14.322039        14.121432          456.9937
  01/01/2007    to  12/31/2007       14.121432        15.521237       40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205       29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478            0.0000
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E))
  04/30/2007    to  12/31/2007       14.613309        15.232061           2,243.4975
  01/01/2008    to  12/31/2008       15.232061         8.568904           2,287.4982
  01/01/2009    to  05/01/2009        8.568904         8.134333               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004       10.498626        10.963802           3,113.3199
  01/01/2005    to  12/31/2005       10.963802        11.692564           3,144.4153
  01/01/2006    to  12/31/2006       11.692564        12.180260           2,848.0241
  01/01/2007    to  04/27/2007       12.180260        12.973632               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061       1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997         734,027.6940
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091         857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436         754,758.6576
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.564860        10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920          527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438          487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387          441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536          391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480          770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249          688,823.4226
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.771527         8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
  01/01/2012    to  12/31/2012        7.832451         8.800013                0.0000
  01/01/2013    to  12/31/2013        8.800013         8.800013                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.705366         9.612991            6,441.4164
  01/01/2005    to  12/31/2005        9.612991         9.856596           63,336.9307
  01/01/2006    to  12/31/2006        9.856596        10.622222           65,390.6136
  01/01/2007    to  12/31/2007       10.622222        10.881820           41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226           38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471           36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612           31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009           23,857.7688
  01/01/2012    to  12/31/2012       10.400009        11.326206           21,264.5951
  01/01/2013    to  12/31/2013       11.326206        16.506159           19,732.4225
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.537557        11.034807       60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229       58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286       51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532            0.0000
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447      246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700      244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657      238,255.2995
  01/01/2013    to  12/31/2013       13.030657        16.858533      221,661.6539
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2004    to  12/31/2004        7.601675         8.238601       88,490.2771
  01/01/2005    to  04/30/2005        8.238601         7.850487            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       11.797482        11.997376          152.9920
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.866371        17.802902       25,813.7552
  01/01/2005    to  12/31/2005       17.802902        18.169902       18,280.1631
  01/01/2006    to  12/31/2006       18.169902        20.781085        6,074.2373
  01/01/2007    to  12/31/2007       20.781085        19.654931        4,790.7314
  01/01/2008    to  12/31/2008       19.654931        11.860654        5,319.2526
  01/01/2009    to  12/31/2009       11.860654        13.144101        5,373.3100
  01/01/2010    to  12/31/2010       13.144101        15.664925        5,332.7165
  01/01/2011    to  12/31/2011       15.664925        16.233312        3,813.7350
  01/01/2012    to  12/31/2012       16.233312        17.497134        4,843.2606
  01/01/2013    to  12/31/2013       17.497134        23.747926      123,293.2154
============   ==== ==========       =========        =========      ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.287476        15.297171        242,339.9123
   01/01/2008                             to  12/31/2008       15.297171         9.269262        172,029.0776
   01/01/2009                             to  12/31/2009        9.269262        12.450655        219,371.2700
   01/01/2010                             to  12/31/2010       12.450655        15.024065        188,859.8686
   01/01/2011                             to  12/31/2011       15.024065        13.977994        168,160.1761
   01/01/2012                             to  12/31/2012       13.977994        14.452926        162,175.7777
   01/01/2013                             to  04/26/2013       14.452926        15.651038              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.866110        16.114072         19,017.9258
   01/01/2005                             to  12/31/2005       16.114072        17.376400         20,894.9824
   01/01/2006                             to  12/31/2006       17.376400        19.562422         16,151.1848
   01/01/2007                             to  04/27/2007       19.562422        21.239450              0.0000
=============                            ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004       12.533942        12.484757         39,313.3293
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.924556        11.806694        115,275.7162
   01/01/2005                             to  12/31/2005       11.806694        12.330450        161,329.3225
   01/01/2006                             to  12/31/2006       12.330450        13.671249        288,347.4815
   01/01/2007                             to  12/31/2007       13.671249        14.661070        181,191.0535
   01/01/2008                             to  12/31/2008       14.661070         8.351138        155,208.2045
   01/01/2009                             to  12/31/2009        8.351138        11.732152        138,554.2100
   01/01/2010                             to  12/31/2010       11.732152        13.452354        145,468.9307
   01/01/2011                             to  12/31/2011       13.452354        13.036443        122,075.6401
   01/01/2012                             to  12/31/2012       13.036443        15.193594        110,026.6603
   01/01/2013                             to  12/31/2013       15.193594        20.707934        157,219.9614
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004                             to  04/30/2004        9.893753        10.084335         22,866.3059
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   01/01/2004                             to  12/31/2004       11.208363        11.351579        321,609.0870
   01/01/2005                             to  12/31/2005       11.351579        11.763177        348,692.3678
   01/01/2006                             to  04/30/2006       11.763177        12.273593        349,028.7031
=============                            ==== ==========       =========        =========        ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.175146        15.560513          158.6289
  01/01/2008    to  12/31/2008       15.560513         9.750963          151.3195
  01/01/2009    to  12/31/2009        9.750963        13.308948           73.8000
  01/01/2010    to  12/31/2010       13.308948        17.633597           67.6507
  01/01/2011    to  12/31/2011       17.633597        17.626057            0.0000
  01/01/2012    to  12/31/2012       17.626057        20.110006            0.0000
  01/01/2013    to  12/31/2013       20.110006        28.551894            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  01/01/2004    to  12/31/2004        8.151985         8.888694        1,823.8641
  01/01/2005    to  12/31/2005        8.888694         9.347852        1,529.7055
  01/01/2006    to  12/31/2006        9.347852         9.665065          243.6568
  01/01/2007    to  04/27/2007        9.665065        10.339877            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619       44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464       44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703       39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368       31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987       29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768       27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450       19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865       19,290.9924
  01/01/2012    to  12/31/2012       17.093865        19.458084       18,501.6996
  01/01/2013    to  12/31/2013       19.458084        27.552818       16,828.0540
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.482618        11.683449       42,118.1236
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.961102        18.990743       23,960.4983
  01/01/2005    to  12/31/2005       18.990743        19.130722       24,111.4899
  01/01/2006    to  12/31/2006       19.130722        19.697047       23,988.6400
  01/01/2007    to  12/31/2007       19.697047        20.060276       15,670.9445
  01/01/2008    to  12/31/2008       20.060276        16.702254       14,289.2433
  01/01/2009    to  12/31/2009       16.702254        21.636289       12,885.0700
  01/01/2010    to  12/31/2010       21.636289        23.897233       11,853.1904
  01/01/2011    to  12/31/2011       23.897233        24.841662       11,559.5784
  01/01/2012    to  12/31/2012       24.841662        27.151441       10,794.1947
  01/01/2013    to  12/31/2013       27.151441        26.887583        9,960.6024
============   ==== ==========       =========        =========       ===========

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.629367        12.513638       16,689.5435
  01/01/2005    to  12/31/2005       12.513638        12.798080       32,595.3996
  01/01/2006    to  12/31/2006       12.798080        13.714983       39,844.4490
  01/01/2007    to  12/31/2007       13.714983        13.941628       29,514.0131
  01/01/2008    to  12/31/2008       13.941628        10.473103       30,740.5388
  01/01/2009    to  12/31/2009       10.473103        14.428137       26,794.0700
  01/01/2010    to  12/31/2010       14.428137        16.220596       23,959.1280
  01/01/2011    to  12/31/2011       16.220596        16.463990       20,947.3074
  01/01/2012    to  12/31/2012       16.463990        18.480624       27,846.9283
  01/01/2013    to  12/31/2013       18.480624        19.191818       18,580.1384
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.960083        11.961732      107,724.0531
  01/01/2005    to  12/31/2005       11.961732        11.867987       85,883.1782
  01/01/2006    to  12/31/2006       11.867987        12.120524       88,099.4950
  01/01/2007    to  12/31/2007       12.120524        12.780874       84,160.1456
  01/01/2008    to  12/31/2008       12.780874        12.499825      110,824.8541
  01/01/2009    to  12/31/2009       12.499825        13.912225      105,908.8100
  01/01/2010    to  12/31/2010       13.912225        14.386725      109,191.0070
  01/01/2011    to  12/31/2011       14.386725        14.287350       93,933.7013
  01/01/2012    to  12/31/2012       14.287350        14.852260       91,471.6493
  01/01/2013    to  12/31/2013       14.852260        14.567572       95,074.3214
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004        8.113168         8.829449       21,658.9630
  01/01/2005    to  12/31/2005        8.829449         8.974888       15,196.9689
  01/01/2006    to  12/31/2006        8.974888        10.128622       11,540.9034
  01/01/2007    to  12/31/2007       10.128622        10.629051       11,368.9046
  01/01/2008    to  12/31/2008       10.629051         5.988695        3,910.3153
  01/01/2009    to  07/17/2009        5.988695         5.944169            0.0000
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.016462        12.465835          572.6625
  01/01/2011    to  12/31/2011       12.465835        11.621520       10,711.6126
  01/01/2012    to  12/31/2012       11.621520        13.326010        5,297.3511
  01/01/2013    to  12/31/2013       13.326010        17.857793        1,308.7319
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004        9.810046        11.427320          12,028.4808
  01/01/2005    to  12/31/2005       11.427320        12.587676           9,213.1932
  01/01/2006    to  12/31/2006       12.587676        13.037754           6,174.1131
  01/01/2007    to  12/31/2007       13.037754        13.291656           5,784.1932
  01/01/2008    to  12/31/2008       13.291656         7.108215           3,547.7018
  01/01/2009    to  12/31/2009        7.108215         9.686538           3,402.3300
  01/01/2010    to  09/24/2010        9.686538        11.054229               0.0000
============   ==== ==========       =========        =========       ==============
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2004    to  12/31/2004       13.011200        13.257919           6,921.2955
  01/01/2005    to  12/31/2005       13.257919        13.357193           5,361.4223
  01/01/2006    to  12/31/2006       13.357193        13.665722           4,941.5038
  01/01/2007    to  12/31/2007       13.665722        14.219370           4,079.0467
  01/01/2008    to  12/31/2008       14.219370        14.654247           3,452.8266
  01/01/2009    to  12/31/2009       14.654247        15.555545           3,161.0800
  01/01/2010    to  12/31/2010       15.555545        16.288569           3,244.6122
  01/01/2011    to  12/31/2011       16.288569        17.193088           1,960.5250
  01/01/2012    to  12/31/2012       17.193088        17.378647           1,259.2567
  01/01/2013    to  12/31/2013       17.378647        16.549114           1,229.6985
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698167         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383       1,244,756.5605
============   ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.308659       1,239,595.4628
  01/01/2007    to  12/31/2007       10.308659        11.013769       1,420,878.2105
  01/01/2008    to  11/07/2008       11.013769         6.656614               0.0000
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.332647         8.277530        17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553        17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689        16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801        15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811        14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678        13,359,110.2385
============   ==== ==========       =========        =========        ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.194751           580,987.0175
  01/01/2007    to  12/31/2007       10.194751        10.654766         1,286,017.5048
  01/01/2008    to  11/07/2008       10.654766         7.308650                 0.0000
============   ==== ==========       =========        =========        ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002           614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762         1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693         1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616         2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861         3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574         3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462         2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466         2,091,940.1540
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.040775         7.953419        16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676        15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582        13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780        12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927        11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509        11,423,391.3074
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.231021           468,496.4610
  01/01/2007    to  12/31/2007       10.231021        10.845714         1,032,987.8457
  01/01/2008    to  11/07/2008       10.845714         6.899862                 0.0000
============   ==== ==========       =========        =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353        3,999,718.6892
============   ==== ==========       =========        =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS B





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243         25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309         20,197.6082
  01/01/2012    to  12/31/2012       16.502309        18.799138         17,539.3485
  01/01/2013    to  12/31/2013       18.799138        22.062525         10,966.3777
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230        25.897358            637.1521
  01/01/2007    to  12/31/2007       25.897358        29.327190         31,550.3058
  01/01/2008    to  12/31/2008       29.327190        17.816451         42,840.2070
  01/01/2009    to  12/31/2009       17.816451        25.001149         42,063.4800
  01/01/2010    to  12/31/2010       25.001149        27.549595         43,756.5613
  01/01/2011    to  12/31/2011       27.549595        24.753205         37,263.4254
  01/01/2012    to  12/31/2012       24.753205        29.914327         35,085.2840
  01/01/2013    to  12/31/2013       29.914327        38.105586         29,987.7879
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996        16.195181          2,636.0768
  01/01/2009    to  12/31/2009       16.195181        25.759215          7,106.8100
  01/01/2010    to  12/31/2010       25.759215        31.094880          7,742.4220
  01/01/2011    to  12/31/2011       31.094880        24.792918          8,354.7054
  01/01/2012    to  12/31/2012       24.792918        28.890418          8,567.9413
  01/01/2013    to  12/31/2013       28.890418        36.545260          7,199.7767
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       168.747676       97.573231           2,637.5240
  01/01/2009    to  12/31/2009        97.573231      134.137714           6,155.7400
  01/01/2010    to  12/31/2010       134.137714      156.984055           8,384.3304
  01/01/2011    to  12/31/2011       156.984055      148.185068           7,102.3029
  01/01/2012    to  12/31/2012       148.185068      172.256160           6,913.7774
  01/01/2013    to  12/31/2013       172.256160      220.994344           6,909.3133
============   ==== ==========       ==========      ==========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004         9.337160       10.912970       2,184,812.2340
  01/01/2005    to  12/31/2005        10.912970       11.856027       2,233,624.4401
  01/01/2006    to  12/31/2006        11.856027       14.198986       1,712,855.8537
  01/01/2007    to  12/31/2007        14.198986       16.164643       1,094,311.3935
  01/01/2008    to  12/31/2008        16.164643        9.503099         930,983.3379
  01/01/2009    to  12/31/2009         9.503099       12.842236         856,851.5200
  01/01/2010    to  12/31/2010        12.842236       13.728420         784,849.5232
  01/01/2011    to  12/31/2011        13.728420       12.098150         691,218.7736
  01/01/2012    to  12/31/2012        12.098150       14.104148         658,394.0752
  01/01/2013    to  12/31/2013        14.104148       17.102922         579,564.1519
============   ==== ==========       ==========      ==========       ==============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        10.219284       10.568199           9,872.4945
  01/01/2013    to  12/31/2013        10.568199       11.582847          19,659.1276
============   ==== ==========       ==========      ==========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        11.153421       11.560958          78,687.2378
  01/01/2013    to  12/31/2013        11.560958       11.013615          64,229.5813
============   ==== ==========       ==========      ==========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         9.974236       10.297225          65,814.7992
  01/01/2013    to  12/31/2013        10.297225       11.200807          84,971.8824
============   ==== ==========       ==========      ==========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        14.423572       18.188601           5,115.8100
  01/01/2010    to  12/31/2010        18.188601       20.764713           5,191.6772
  01/01/2011    to  12/31/2011        20.764713       20.956683          11,424.5807
  01/01/2012    to  12/31/2012        20.956683       24.082343          14,688.6481
  01/01/2013    to  12/31/2013        24.082343       25.963982          22,954.9073
============   ==== ==========       ==========      ==========       ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.081403         8.476756           1,213.6500
   01/01/2010                             to  12/31/2010        8.476756         9.392538           2,752.8959
   01/01/2011                             to  12/31/2011        9.392538         9.278453           1,076.5609
   01/01/2012                             to  12/31/2012        9.278453        10.367592           1,582.8394
   01/01/2013                             to  12/31/2013       10.367592        13.717390           7,828.0789
=============                            ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.145432         9.375546         898,902.5035
   01/01/2009                             to  12/31/2009        9.375546        12.456502         850,762.0600
   01/01/2010                             to  12/31/2010       12.456502        14.261852         725,773.5792
   01/01/2011                             to  12/31/2011       14.261852        13.278301         627,471.1486
   01/01/2012                             to  12/31/2012       13.278301        16.495575         566,014.5596
   01/01/2013                             to  12/31/2013       16.495575        16.842986         516,133.9085
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.487126         7.692749       3,247,343.5164
   01/01/2012                             to  12/31/2012        7.692749         8.989117       2,874,047.2420
   01/01/2013                             to  12/31/2013        8.989117        12.906402       2,340,718.2792
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.417047        11.167932       2,202,980.2348
   01/01/2007                             to  12/31/2007       11.167932        10.361388       1,673,293.9561
   01/01/2008                             to  12/31/2008       10.361388         4.636803       1,882,751.0198
   01/01/2009                             to  12/31/2009        4.636803         6.308458       1,900,175.9400
   01/01/2010                             to  12/31/2010        6.308458         6.677074       1,705,574.4558
   01/01/2011                             to  04/29/2011        6.677074         7.099800               0.0000
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.930208        10.885772       2,691,165.1000
   01/01/2005                             to  12/31/2005       10.885772        11.475744       2,311,782.1769
   01/01/2006                             to  04/30/2006       11.475744        11.993749       2,261,675.0287
=============                            ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010713         1.047990         861,995.8827
   01/01/2013                             to  12/31/2013        1.047990         1.052652       1,479,332.1236
=============                            ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896        751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012        861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833        562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283        479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671        470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003        429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552        372,244.5892
  01/01/2012    to  12/31/2012       10.003552        11.682023        331,441.2073
  01/01/2013    to  12/31/2013       11.682023        15.596276        312,727.9147
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.320918        23.719979      3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
  01/01/2012    to  12/31/2012       24.556513        27.772107      1,184,827.2736
  01/01/2013    to  12/31/2013       27.772107        35.685485      1,010,159.8372
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.992867        13.922739        611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853        346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224        356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036         46,916.3142
  01/01/2013    to  12/31/2013        1.050036         1.149200        123,147.5952
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.277076         9.843513           1,377.2908
  01/01/2009    to  12/31/2009        9.843513        12.499594           5,064.7600
  01/01/2010    to  12/31/2010       12.499594        14.698521           7,082.1213
  01/01/2011    to  12/31/2011       14.698521        12.992729           5,391.8162
  01/01/2012    to  12/31/2012       12.992729        14.778850           6,154.1433
  01/01/2013    to  12/31/2013       14.778850        19.368355           4,611.5104
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230       1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889       1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479       1,220,739.4138
  01/01/2012    to  12/31/2012       24.147479        26.892804       1,094,792.7197
  01/01/2013    to  12/31/2013       26.892804        28.634885         955,330.1494
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.992867        13.922739         611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853         346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224         356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373               0.0000
============   ==== ==========       =========        =========       ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.654094        11.201681       2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461         302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674         262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007          22,478.3298
  01/01/2012    to  12/31/2012        9.767007        10.054067          37,926.1028
  01/01/2013    to  12/31/2013       10.054067        10.029369          31,351.5397
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.788310        12.200953               0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877               0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736               0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180          29,368.5301
  01/01/2013    to  12/31/2013       10.465180        11.801777         195,730.6705
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006          35,509.6706
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888         892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204         807,068.1927
  01/01/2012    to  12/31/2012       10.080204        11.817517         771,317.6702
  01/01/2013    to  12/31/2013       11.817517        11.072761         751,255.9339
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673       1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060       1,361,315.7117
  01/01/2012    to  12/31/2012       12.816060        14.755778       1,230,657.8745
  01/01/2013    to  12/31/2013       14.755778        17.355494       1,085,369.2547
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.796747         9.753649        1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649        10.059071        1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914        1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605          962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158          820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745          735,115.9400
  01/01/2010    to  12/31/2010       10.657745        13.881861          635,207.3291
  01/01/2011    to  12/31/2011       13.881861        12.741688          528,116.2523
  01/01/2012    to  12/31/2012       12.741688        13.729784          479,524.0023
  01/01/2013    to  12/31/2013       13.729784        18.822369          417,637.0411
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585        16.824885           16,865.1203
  01/01/2006    to  12/31/2006       16.824885        19.304552           44,608.5775
  01/01/2007    to  12/31/2007       19.304552        20.226655           56,892.9112
  01/01/2008    to  12/31/2008       20.226655        11.855415           45,162.6395
  01/01/2009    to  12/31/2009       11.855415        16.343625           41,975.9500
  01/01/2010    to  12/31/2010       16.343625        18.683400           40,065.1329
  01/01/2011    to  12/31/2011       18.683400        16.875548           28,798.6598
  01/01/2012    to  12/31/2012       16.875548        20.163307           25,662.9198
  01/01/2013    to  12/31/2013       20.163307        25.273996           53,220.8822
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.569280            7,784.9071
  01/01/2009    to  12/31/2009        6.569280         8.591113           18,647.4400
  01/01/2010    to  12/31/2010        8.591113         9.120547           13,964.0239
  01/01/2011    to  12/31/2011        9.120547         8.373692           90,429.4051
  01/01/2012    to  12/31/2012        8.373692        10.090892           77,112.3056
  01/01/2013    to  04/26/2013       10.090892        10.727673                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.560020        15.513927          66,642.9853
  01/01/2005    to  12/31/2005       15.513927        16.654863          61,346.2509
  01/01/2006    to  12/31/2006       16.654863        20.005792          78,123.9879
  01/01/2007    to  12/31/2007       20.005792        20.189157          86,591.4665
  01/01/2008    to  12/31/2008       20.189157        11.481842          70,704.2828
  01/01/2009    to  12/31/2009       11.481842        14.843788          57,382.9500
  01/01/2010    to  12/31/2010       14.843788        15.719856          51,837.0673
  01/01/2011    to  04/29/2011       15.719856        17.538619               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770       3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641       3,158,874.8786
  01/01/2012    to  12/31/2012       16.665641        17.956240       2,879,622.0633
  01/01/2013    to  12/31/2013       17.956240        17.367454       2,575,386.1671
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.631923        14.243593          18,787.5433
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.683714        15.066905       2,618,055.6020
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232689        19.692998           1,061.0685
  01/01/2007    to  12/31/2007       19.692998        20.389610           1,920.2283
  01/01/2008    to  12/31/2008       20.389610        13.503357           2,728.7651
  01/01/2009    to  12/31/2009       13.503357        16.496076         309,507.3500
  01/01/2010    to  12/31/2010       16.496076        18.905667         269,289.3650
  01/01/2011    to  12/31/2011       18.905667        17.795573         230,997.2588
  01/01/2012    to  12/31/2012       17.795573        19.405234         204,998.3097
  01/01/2013    to  12/31/2013       19.405234        25.464845         173,253.9292
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2004    to  12/31/2004       10.593988        11.387381        2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381        11.847505        1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183        1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970        1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236        1,539,768.7032
  01/01/2009    to  12/31/2009        7.411236         7.328008                0.0000
  01/01/2010    to  12/31/2010        7.328008         7.328008                0.0000
  01/01/2011    to  12/31/2011        7.328008         7.328008                0.0000
  01/01/2012    to  12/31/2012        7.328008         7.328008                0.0000
  01/01/2013    to  12/31/2013        7.328008         7.328008                0.0000
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.100620        16.257344          316,894.3682
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247        19.215033            1,321.4963
  01/01/2007    to  12/31/2007       19.215033        20.205784            8,016.5064
  01/01/2008    to  12/31/2008       20.205784        17.783915           11,457.4822
  01/01/2009    to  12/31/2009       17.783915        23.339258           11,398.8100
  01/01/2010    to  12/31/2010       23.339258        25.817038           12,605.5013
  01/01/2011    to  12/31/2011       25.817038        26.382895           13,872.2609
  01/01/2012    to  12/31/2012       26.382895        29.038399           15,902.5844
  01/01/2013    to  12/31/2013       29.038399        29.077016           12,571.5891
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129            8,532.0028
  01/01/2013    to  12/31/2013       10.939129        10.299529           18,707.4898
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200              661.2216
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149          116,613.3500
  01/01/2013    to  12/31/2013        1.068149         1.159797          125,181.9119
============   ==== ==========       =========        =========        ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.105854        10.003688          337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907          415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245          404,144.2941
  01/01/2012    to  12/31/2012       10.868245        12.327324          375,677.3665
  01/01/2013    to  12/31/2013       12.327324        14.352831          386,753.4539
============   ==== ==========       =========        =========        ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.805560        10.555519          568,420.8200
   01/01/2010                             to  12/31/2010       10.555519        11.682751          500,424.4526
   01/01/2011                             to  12/31/2011       11.682751        11.642906          509,016.8278
   01/01/2012                             to  12/31/2012       11.642906        12.954905          449,789.1324
   01/01/2013                             to  12/31/2013       12.954905        14.426778          424,001.1963
=============                            ==== ==========       =========        =========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.720714        12.964097          136,722.3700
   01/01/2010                             to  12/31/2010       12.964097        13.776063          139,449.1644
   01/01/2011                             to  12/31/2011       13.776063        15.098543          122,946.6354
   01/01/2012                             to  12/31/2012       15.098543        16.247044          120,984.2065
   01/01/2013                             to  12/31/2013       16.247044        14.535178           98,564.5589
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       43.409333        48.171871       17,755,835.6527
   01/01/2005                             to  12/31/2005       48.171871        49.250312          663,334.8802
   01/01/2006                             to  12/31/2006       49.250312        57.322718          549,747.6577
   01/01/2007                             to  12/31/2007       57.322718        58.790098          462,648.1547
   01/01/2008                             to  12/31/2008       58.790098        36.989355          408,615.4821
   01/01/2009                             to  12/31/2009       36.989355        43.286415          373,523.2900
   01/01/2010                             to  12/31/2010       43.286415        50.081055          334,645.6953
   01/01/2011                             to  12/31/2011       50.081055        47.525399          290,480.7679
   01/01/2012                             to  12/31/2012       47.525399        55.423980          249,711.0096
   01/01/2013                             to  12/31/2013       55.423980        73.285175          210,015.6826
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.308953        10.119601          607,173.0361
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.266421        10.067069           77,912.3154
=============                            ==== ==========       =========        =========       ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.085314        47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485        1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860        1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477        1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570        1,307,682.1382
  01/01/2012    to  12/31/2012       46.405570        53.983597        1,147,503.7026
  01/01/2013    to  12/31/2013       53.983597        71.213135          975,167.2712
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.127728        13.339526        1,161,540.2930
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.261659        12.338602          143,452.9459
  01/01/2005    to  12/31/2005       12.338602        12.803698          121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138          100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101           91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072           68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570           65,403.4300
  01/01/2010    to  04/30/2010       10.491570        11.209019                0.0000
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712        1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983        1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662        1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966          936,112.4789
  01/01/2012    to  12/31/2012       10.164966        11.394364          867,641.7793
  01/01/2013    to  12/31/2013       11.394364        15.345991          784,285.7231
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.622994        14.684894        587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072        487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872        369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830        237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978        233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455        245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953        236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925        214,734.2561
  01/01/2012    to  12/31/2012       11.616925        13.673094        207,647.2451
  01/01/2013    to  12/31/2013       13.673094        15.524057        183,997.9197
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.820278        16.119922          3,991.2349
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659         64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490         57,357.3936
  01/01/2012    to  12/31/2012       55.426490        58.631517         60,291.0528
  01/01/2013    to  12/31/2013       58.631517        57.233781         46,733.6523
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.006542        11.357631        158,964.4200
  01/01/2010    to  12/31/2010       11.357631        13.419616        160,666.6038
  01/01/2011    to  12/31/2011       13.419616        12.049544        135,978.0988
  01/01/2012    to  12/31/2012       12.049544        13.588812        118,749.6096
  01/01/2013    to  12/31/2013       13.588812        17.985305        103,372.0092
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.582037        16.299852        196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816        156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444        827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759        800,182.8141
  01/01/2012    to  12/31/2012       10.432759        10.286924        543,756.9543
  01/01/2013    to  12/31/2013       10.286924        10.143906        454,324.8768
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.025490         9.949131        552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458      5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186      4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039      3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974      2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351      2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208      2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512      1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912      1,693,422.9569
  01/01/2012    to  12/31/2012       12.154912        13.507356      1,511,819.7715
  01/01/2013    to  12/31/2013       13.507356        17.785459      1,310,388.0076
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628        11.732904      1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235        943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539        541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742        512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662        455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380        431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454        363,797.3759
  01/01/2012    to  12/31/2012       12.170454        13.867318        708,976.5909
  01/01/2013    to  12/31/2013       13.867318        18.697531        637,358.0732
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.946876         8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886        1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018          920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984          800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831          702,653.3920
  01/01/2012    to  04/27/2012        8.177831         9.200030                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.731978        12.108329           91,991.4412
  01/01/2005    to  04/30/2005       12.108329        11.137070                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.561403        11.176208          279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885          269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691          249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388          211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762          172,959.0012
  01/01/2012    to  12/31/2012       10.853762        11.867994          152,441.3182
  01/01/2013    to  12/31/2013       11.867994        17.364975          133,454.5143
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.713153        14.264505            5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796            8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851            5,765.4832
  01/01/2012    to  12/31/2012       14.240851        16.555969            6,127.4973
  01/01/2013    to  12/31/2013       16.555969        20.832100           12,843.2406
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.501575        11.493282          924,868.6720
  01/01/2005    to  12/31/2005       11.493282        11.657051          620,232.2080
  01/01/2006    to  12/31/2006       11.657051        12.867217          599,012.5193
  01/01/2007    to  12/31/2007       12.867217        13.209784          569,525.9290
  01/01/2008    to  12/31/2008       13.209784        10.114637          484,924.5747
  01/01/2009    to  12/31/2009       10.114637        11.799634          448,795.2600
  01/01/2010    to  12/31/2010       11.799634        12.775706          401,419.8278
  01/01/2011    to  12/31/2011       12.775706        12.870452          353,499.8014
  01/01/2012    to  12/31/2012       12.870452        14.125725          307,095.4676
  01/01/2013    to  12/31/2013       14.125725        16.534079          268,241.9579
============   ==== ==========       =========        =========        ==============

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       15.982457        11.145871        7,070.1581
   01/01/2009                             to  12/31/2009       11.145871        13.253374       14,732.4200
   01/01/2010                             to  12/31/2010       13.253374        14.530243       23,267.6144
   01/01/2011                             to  12/31/2011       14.530243        14.420207       28,797.0102
   01/01/2012                             to  12/31/2012       14.420207        16.539022       29,135.9243
   01/01/2013                             to  12/31/2013       16.539022        22.080341       76,920.4237
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998466         6.600141       31,595.2696
   01/01/2009                             to  12/31/2009        6.600141         8.127948      100,837.2700
   01/01/2010                             to  12/31/2010        8.127948         8.898507      109,535.3959
   01/01/2011                             to  12/31/2011        8.898507         8.727061      104,082.0641
   01/01/2012                             to  12/31/2012        8.727061         9.802627       97,105.6402
   01/01/2013                             to  04/26/2013        9.802627        10.737897            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.072182        25.065607      132,425.7038
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.676092        15.683126      238,549.1532
   01/01/2008                             to  12/31/2008       15.683126         9.541425      224,016.7438
   01/01/2009                             to  12/31/2009        9.541425        12.867595      203,177.1000
   01/01/2010                             to  12/31/2010       12.867595        15.589341      184,524.9258
   01/01/2011                             to  12/31/2011       15.589341        14.561957      161,598.5269
   01/01/2012                             to  12/31/2012       14.561957        15.117416      145,340.9191
   01/01/2013                             to  04/26/2013       15.117416        16.391440            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       14.019403        16.357674       73,351.1346
   01/01/2005                             to  12/31/2005       16.357674        17.709541       73,011.7709
   01/01/2006                             to  12/31/2006       17.709541        20.017152       83,759.6956
   01/01/2007                             to  04/27/2007       20.017152        21.761503            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.399082        12.073431            0.0000
   01/01/2007                             to  04/27/2007       12.073431        13.336444            0.0000
=============                            ==== ==========       =========        =========      ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929        2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568        1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349        1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470        1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483        1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600          911,275.1699
  01/01/2012    to  12/31/2012       13.740600        16.078756          843,220.3481
  01/01/2013    to  12/31/2013       16.078756        22.002126          748,591.7357
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.615636        12.630169          242,758.0605
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126          322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949          294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785          257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297          229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194          198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627          189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218          178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410          152,937.8073
  01/01/2012    to  12/31/2012       18.139410        20.731411          151,077.4732
  01/01/2013    to  12/31/2013       20.731411        29.473380          132,492.8432
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.609599        11.828180          369,411.1199
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.037577        13.272548        179,474.3023
  01/01/2005    to  12/31/2005       13.272548        13.809168        109,463.1126
  01/01/2006    to  12/31/2006       13.809168        16.183832        117,689.0897
  01/01/2007    to  12/31/2007       16.183832        16.466350        122,252.2043
  01/01/2008    to  12/31/2008       16.466350        11.180272         95,573.7492
  01/01/2009    to  12/31/2009       11.180272        14.051174         71,605.3100
  01/01/2010    to  12/31/2010       14.051174        15.602673         64,392.3712
  01/01/2011    to  12/31/2011       15.602673        15.681839         53,149.4556
  01/01/2012    to  12/31/2012       15.681839        18.447751         44,166.9111
  01/01/2013    to  12/31/2013       18.447751        24.088215         32,285.3015
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.455111        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
  01/01/2012    to  12/31/2012       10.781962        12.411214      2,863,186.0500
  01/01/2013    to  12/31/2013       12.411214        15.849987      3,012,187.3011
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.514026        12.126242      1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561      1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
  01/01/2012    to  12/31/2012       11.564314        12.991262      6,739,102.5150
  01/01/2013    to  12/31/2013       12.991262        15.298349      5,819,812.9422
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
  01/01/2012    to  12/31/2012       12.131028        13.266703      1,165,345.8123
  01/01/2013    to  12/31/2013       13.266703        14.270071        926,980.6147
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.132810        12.785659      1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806      1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290      8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053      6,891,088.9527
  01/01/2012    to  12/31/2012       11.200053        12.779627      6,165,652.7323
  01/01/2013    to  12/31/2013       12.779627        15.867726      5,522,679.8106
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638          4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144          9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478         53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272         61,226.0577
  01/01/2012    to  12/31/2012        9.373272        10.732527         64,869.3635
  01/01/2013    to  04/26/2013       10.732527        11.554139              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
  01/01/2012    to  12/31/2012       11.969236        13.264763      2,224,715.5658
  01/01/2013    to  12/31/2013       13.264763        14.941129      1,858,370.6036
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.758789        25.648127          197.5775
  01/01/2007    to  12/31/2007       25.648127        29.015768        7,287.9249
  01/01/2008    to  12/31/2008       29.015768        17.609553       16,560.8155
  01/01/2009    to  12/31/2009       17.609553        24.686123       33,698.6800
  01/01/2010    to  12/31/2010       24.686123        27.175296       56,871.6009
  01/01/2011    to  12/31/2011       27.175296        24.392523       76,681.7296
  01/01/2012    to  12/31/2012       24.392523        29.448836       72,803.3023
  01/01/2013    to  12/31/2013       29.448836        37.475161       64,058.6101
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673561        16.023082        4,775.8293
  01/01/2009    to  12/31/2009       16.023082        25.460029       13,393.2000
  01/01/2010    to  12/31/2010       25.460029        30.703040       22,480.2509
  01/01/2011    to  12/31/2011       30.703040        24.456039       31,041.7147
  01/01/2012    to  12/31/2012       24.456039        28.469236       30,073.9907
  01/01/2013    to  12/31/2013       28.469236        35.976513       25,411.0037
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      164.707097        95.172164        1,817.9992
  01/01/2009    to  12/31/2009       95.172164       130.706105        6,031.5400
  01/01/2010    to  12/31/2010      130.706105       152.815227       11,308.1341
  01/01/2011    to  12/31/2011      152.815227       144.105982       12,893.7884
  01/01/2012    to  12/31/2012      144.105982       167.346219       12,305.9186
  01/01/2013    to  12/31/2013      167.346219       214.480710       10,963.9128
============   ==== ==========      ==========       ==========       ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984        10.550465       11,814.9398
  01/01/2013    to  12/31/2013       10.550465        11.551854       21,045.4866
============   ==== ==========      ==========       ==========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882        11.541250       45,180.7926
  01/01/2013    to  12/31/2013       11.541250        10.983847       89,069.8353
============   ==== ==========      ==========       ==========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181        10.279944       50,605.5430
  01/01/2013    to  12/31/2013       10.279944        11.170834       63,211.6812
============   ==== ==========      ==========       ==========       ===========

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.241760        17.947491       10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988       13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627       11,490.2482
  01/01/2012    to  12/31/2012       20.637627        23.691878       19,598.0270
  01/01/2013    to  12/31/2013       23.691878        25.517482       23,295.0321
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.003017         8.377402        1,790.7700
  01/01/2010    to  12/31/2010        8.377402         9.273180        8,112.7188
  01/01/2011    to  12/31/2011        9.273180         9.151405       12,188.8026
  01/01/2012    to  12/31/2012        9.151405        10.215357       14,708.7523
  01/01/2013    to  12/31/2013       10.215357        13.502469       14,657.5540
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.077087         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
  01/01/2012    to  12/31/2012       13.176814        16.353057       86,701.1532
  01/01/2013    to  12/31/2013       16.353057        16.680772       80,628.9746
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.419433         7.626325      173,273.1284
  01/01/2012    to  12/31/2012        7.626325         8.902546      154,995.8472
  01/01/2013    to  12/31/2013        8.902546        12.769341      146,270.3948
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.047269      603,296.2985
  01/01/2013    to  12/31/2013        1.047269         1.050877      728,093.1792
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
  01/01/2012    to  12/31/2012        9.942277        11.607402        323,285.6258
  01/01/2013    to  12/31/2013       11.607402        15.481667        300,962.2261
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992        169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578        427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333        490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590        468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
  01/01/2012    to  12/31/2012       23.991438        27.105776        324,670.6473
  01/01/2013    to  12/31/2013       27.105776        34.794495        275,870.0711
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516         66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852        177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175        184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751         1.049314        184,118.6385
  01/01/2013    to  12/31/2013        1.049314         1.147262        224,972.5677
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.237418         9.807451            0.0000
  01/01/2009    to  12/31/2009        9.807451        12.441347        2,578.0700
  01/01/2010    to  12/31/2010       12.441347        14.615417        5,820.0796
  01/01/2011    to  12/31/2011       14.615417        12.906372        8,075.8486
  01/01/2012    to  12/31/2012       12.906372        14.665874        7,708.8041
  01/01/2013    to  12/31/2013       14.665874        19.201098        7,080.4952
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561      305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239      406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781      361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333      361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573      322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878      347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748      326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057      252,962.8455
  01/01/2012    to  12/31/2012       23.939057        26.633903      225,915.0404
  01/01/2013    to  12/31/2013       26.633903        28.330869      198,210.4588
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516       66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852      177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175      184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397        2,042.1156
  01/01/2012    to  12/31/2012        9.760397        10.037167        8,688.0927
  01/01/2013    to  12/31/2013       10.037167        10.002501       48,788.0930
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.776439        12.180591        2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925        2,591.8252
  01/01/2012    to  12/31/2012       11.959925        13.464188        2,706.9911
  01/01/2013    to  12/31/2013       13.464188        13.401332        3,447.8178
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105        10.447619       21,031.4366
  01/01/2013    to  12/31/2013       10.447619        11.770200       43,725.9168
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208         1.127695       25,245.8092
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943        237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766        230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157        244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099        225,310.3343
  01/01/2012    to  12/31/2012       10.023099        11.738767        208,233.1479
  01/01/2013    to  12/31/2013       11.738767        10.987975        210,616.6069
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897        341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338        466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005        468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392        353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297        331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935        304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532        283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042        268,894.1347
  01/01/2012    to  12/31/2012       12.663042        14.557637        244,703.1141
  01/01/2013    to  12/31/2013       14.557637        17.102618        217,722.1802
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346         9.716826         32,116.1204
  01/01/2005    to  12/31/2005        9.716826        10.011111         58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997         66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146         69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846         65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501         72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673         83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011         86,893.1584
  01/01/2012    to  12/31/2012       12.605011        13.568856         78,610.2070
  01/01/2013    to  12/31/2013       13.568856        18.583175         63,548.3696
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694        16.676933          10,305.5086
  01/01/2006    to  12/31/2006       16.676933        19.115723          25,997.4015
  01/01/2007    to  12/31/2007       19.115723        20.008676          22,834.5526
  01/01/2008    to  12/31/2008       20.008676        11.715866          21,171.3087
  01/01/2009    to  12/31/2009       11.715866        16.135099          22,277.3100
  01/01/2010    to  12/31/2010       16.135099        18.426604          26,652.5688
  01/01/2011    to  12/31/2011       18.426604        16.626982          25,584.7608
  01/01/2012    to  12/31/2012       16.626982        19.846361          24,930.8316
  01/01/2013    to  12/31/2013       19.846361        24.851865          36,836.1273
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         6.564751           3,300.0033
  01/01/2009    to  12/31/2009        6.564751         8.576608           6,987.2500
  01/01/2010    to  12/31/2010        8.576608         9.096055          13,252.8149
  01/01/2011    to  12/31/2011        9.096055         8.342866          38,087.7024
  01/01/2012    to  12/31/2012        8.342866        10.043648          33,956.7163
  01/01/2013    to  04/26/2013       10.043648        10.674053               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.905742        18.684055          12,473.6892
  01/01/2007    to  12/31/2007       18.684055        18.836352          22,224.2986
  01/01/2008    to  12/31/2008       18.836352        10.701719          20,143.8381
  01/01/2009    to  12/31/2009       10.701719        13.821411          17,925.7300
  01/01/2010    to  12/31/2010       13.821411        14.622522          16,688.0760
  01/01/2011    to  04/29/2011       14.622522        16.309009               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784        12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967         950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824       1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590       1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798       1,050,837.2854
  01/01/2012    to  12/31/2012       16.521798        17.783373         985,274.0488
  01/01/2013    to  12/31/2013       17.783373        17.183060         922,767.7111
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310        14.895701       88,025.7612
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.010843        19.440490            0.0000
  01/01/2007    to  12/31/2007       19.440490        20.107937            0.0000
  01/01/2008    to  12/31/2008       20.107937        13.303438          422.3245
  01/01/2009    to  12/31/2009       13.303438        16.235601       93,222.4500
  01/01/2010    to  12/31/2010       16.235601        18.588562       84,743.0339
  01/01/2011    to  12/31/2011       18.588562        17.479629       79,978.7134
  01/01/2012    to  12/31/2012       17.479629        19.041561       69,843.8087
  01/01/2013    to  12/31/2013       19.041561        24.962649       59,788.0661
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.589837        11.357010      103,152.8346
  01/01/2005    to  12/31/2005       11.357010        11.804135      219,351.0393
  01/01/2006    to  12/31/2006       11.804135        12.772469      254,169.9468
  01/01/2007    to  12/31/2007       12.772469        12.540664      278,990.0395
  01/01/2008    to  12/31/2008       12.540664         7.361924      270,392.5777
  01/01/2009    to  05/01/2009        7.361924         7.276825            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.715388        15.796607          318.2712
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.280518        18.976282        1,259.8377
  01/01/2007    to  12/31/2007       18.976282        19.934673        1,105.8896
  01/01/2008    to  12/31/2008       19.934673        17.527708        1,304.8099
  01/01/2009    to  12/31/2009       17.527708        22.980047        7,105.5900
  01/01/2010    to  12/31/2010       22.980047        25.394296        9,437.9967
  01/01/2011    to  12/31/2011       25.394296        25.925019        8,698.4399
  01/01/2012    to  12/31/2012       25.925019        28.505772        7,483.6631
  01/01/2013    to  12/31/2013       28.505772        28.515147        7,900.0696
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714        10.920777        2,891.9758
  01/01/2013    to  12/31/2013       10.920777        10.271969          456.9505
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816        10.745663          820.7364
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729         1.067415        105,220.1731
  01/01/2013    to  12/31/2013        1.067415         1.157842        145,342.8286
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.076740         9.961190        476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872        392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482        363,056.2511
  01/01/2012    to  12/31/2012       10.800482        12.238157        350,212.5478
  01/01/2013    to  12/31/2013       12.238157        14.234775        388,287.4615
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.773942        10.510685      1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510      1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323      1,033,528.6087
  01/01/2012    to  12/31/2012       11.570323        12.861209        983,351.2189
  01/01/2013    to  12/31/2013       12.861209        14.308123        954,998.6951
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.650457        12.877885        206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777        229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220        191,616.4487
  01/01/2012    to  12/31/2012       14.968220        16.090627        185,076.7744
  01/01/2013    to  12/31/2013       16.090627        14.380845        185,475.4602
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688        252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846        221,793.7791
  01/01/2012    to  12/31/2012       46.004846        53.463670        199,990.4817
  01/01/2013    to  12/31/2013       53.463670        70.456816        169,149.7215
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444        47.658643          802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839          980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590          893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062          927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321          871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043          625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273            0.0000
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.667009        13.318846          684.9853
  01/01/2005    to  12/31/2005       13.318846        15.428671        1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084        3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890        6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417        4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987        3,689.4100
  01/01/2010    to  12/31/2010       12.631987        13.297789        5,678.6974
  01/01/2011    to  12/31/2011       13.297789        10.462752        5,058.7844
  01/01/2012    to  12/31/2012       10.462752        12.302266        4,941.0733
  01/01/2013    to  12/31/2013       12.302266        13.953700       31,508.1897
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.578499        15.877502        2,795.5719
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.029505        44.188654       74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507       92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271       59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249       55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937       64,201.7700
  01/01/2010    to  12/31/2010       48.323937        51.445814       66,130.7520
  01/01/2011    to  12/31/2011       51.445814        53.876982       63,984.3173
  01/01/2012    to  12/31/2012       53.876982        56.935146       55,387.1832
  01/01/2013    to  12/31/2013       56.935146        55.522287       53,495.4388
============   ==== ==========       =========        =========       ===========

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.885022        11.197009        1,749.3000
   01/01/2010                             to  12/31/2010       11.197009        13.216624        4,640.0731
   01/01/2011                             to  12/31/2011       13.216624        11.855434       15,061.1061
   01/01/2012                             to  12/31/2012       11.855434        13.356475        6,030.7815
   01/01/2013                             to  12/31/2013       13.356475        17.660136        5,583.5197
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       15.402848        16.101595          143.4410
   01/01/2008                             to  12/31/2008       16.101595         9.097531          155.2289
   01/01/2009                             to  12/31/2009        9.097531         8.649652            0.0000
   01/01/2010                             to  12/31/2010        8.649652         8.649652            0.0000
   01/01/2011                             to  12/31/2011        8.649652         8.649652            0.0000
   01/01/2012                             to  12/31/2012        8.649652         8.649652            0.0000
   01/01/2013                             to  12/31/2013        8.649652         8.649652            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177        10.040284       44,106.0766
   01/01/2006                             to  12/31/2006       10.040284        10.341366      339,207.9758
   01/01/2007                             to  12/31/2007       10.341366        10.677005      201,616.3369
   01/01/2008                             to  12/31/2008       10.677005        10.790988      715,282.3957
   01/01/2009                             to  12/31/2009       10.790988        10.657244      464,993.6500
   01/01/2010                             to  12/31/2010       10.657244        10.498571      414,275.1903
   01/01/2011                             to  12/31/2011       10.498571        10.342686      764,619.1805
   01/01/2012                             to  12/31/2012       10.342686        10.187859      552,563.7801
   01/01/2013                             to  12/31/2013       10.187859        10.036175      433,344.9027
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.979567         9.932521       35,261.8340
   01/01/2005                             to  04/30/2005        9.932521         9.942272            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586        898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737      1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670      1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968      1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576      1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607      1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184        973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965        894,456.8292
  01/01/2012    to  12/31/2012       12.049965        13.377280        809,670.5725
  01/01/2013    to  12/31/2013       13.377280        17.596592        699,262.9749
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261        262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387        247,284.9151
  01/01/2012    to  12/31/2012       12.065387        13.733793        391,427.4677
  01/01/2013    to  12/31/2013       13.733793        18.498998        341,449.7072
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.930965         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
  01/01/2012    to  12/31/2012        8.107217         9.117621              0.0000
  01/01/2013    to  12/31/2013        9.117621         9.117621              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.208800         4.390890         36,349.2485
  01/01/2005    to  04/30/2005        4.390890         4.037361              0.0000
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.492241        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230        178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517        158,304.2922
  01/01/2012    to  12/31/2012       10.738517        11.730182        144,694.5167
  01/01/2013    to  12/31/2013       11.730182        17.146193        117,818.6091
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.707684        14.247829              0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447          4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811          2,370.6587
  01/01/2012    to  12/31/2012       14.195811        16.487030          1,014.9286
  01/01/2013    to  12/31/2013       16.487030        20.724638          8,150.1794
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       36.145109        39.276210         22,036.3904
  01/01/2005    to  12/31/2005       39.276210        39.796170         46,848.0953
  01/01/2006    to  12/31/2006       39.796170        43.883806         53,098.2004
  01/01/2007    to  12/31/2007       43.883806        45.006877         51,939.8649
  01/01/2008    to  12/31/2008       45.006877        34.426851         49,857.3941
  01/01/2009    to  12/31/2009       34.426851        40.121884         52,419.7200
  01/01/2010    to  12/31/2010       40.121884        43.397388         51,325.7909
  01/01/2011    to  12/31/2011       43.397388        43.675633         46,782.1550
  01/01/2012    to  12/31/2012       43.675633        47.887220         41,962.0492
  01/01/2013    to  12/31/2013       47.887220        55.995706         37,413.6564
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896        11.029892          1,337.5785
  01/01/2009    to  12/31/2009       11.029892        13.102354         12,044.8900
  01/01/2010    to  12/31/2010       13.102354        14.350325         26,124.9891
  01/01/2011    to  12/31/2011       14.350325        14.227444         33,416.2084
  01/01/2012    to  12/31/2012       14.227444        16.301543         32,932.0225
  01/01/2013    to  12/31/2013       16.301543        21.741561        119,065.0672
============   ==== ==========       =========        =========        ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998356         6.595589       27,751.7725
   01/01/2009                             to  12/31/2009        6.595589         8.114223       81,283.8900
   01/01/2010                             to  12/31/2010        8.114223         8.874608      162,923.4627
   01/01/2011                             to  12/31/2011        8.874608         8.694938      192,527.6359
   01/01/2012                             to  12/31/2012        8.694938         9.756735      164,381.2023
   01/01/2013                             to  04/26/2013        9.756735        10.684230            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.816384        24.729525       50,776.6449
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.605583        15.610081       81,786.3092
   01/01/2008                             to  12/31/2008       15.610081         9.487441       83,560.4552
   01/01/2009                             to  12/31/2009        9.487441        12.782003       74,735.6300
   01/01/2010                             to  12/31/2010       12.782003        15.470184       70,260.6369
   01/01/2011                             to  12/31/2011       15.470184        14.436229       57,994.0082
   01/01/2012                             to  12/31/2012       14.436229        14.971828       55,239.1681
   01/01/2013                             to  04/26/2013       14.971828        16.228423            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.568596        14.565078        2,066.9340
   01/01/2005                             to  12/31/2005       14.565078        15.753095        9,231.8931
   01/01/2006                             to  12/31/2006       15.753095        17.788034       15,288.6656
   01/01/2007                             to  04/27/2007       17.788034        19.331836            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.387288        12.052945            0.0000
   01/01/2007                             to  04/27/2007       12.052945        13.309480            0.0000
=============                            ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       15.886592        18.773125          715.3678
   01/01/2011                             to  12/31/2011       18.773125        15.410303        1,738.1691
   01/01/2012                             to  12/31/2012       15.410303        15.571040        2,586.5781
   01/01/2013                             to  12/31/2013       15.571040        16.988928        2,677.6384
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.011184        13.236617          29,381.5968
  01/01/2005    to  12/31/2005       13.236617        13.758065          62,193.2345
  01/01/2006    to  12/31/2006       13.758065        16.107881          73,398.4950
  01/01/2007    to  12/31/2007       16.107881        16.372605          71,129.9347
  01/01/2008    to  12/31/2008       16.372605        11.105452          62,190.1508
  01/01/2009    to  12/31/2009       11.105452        13.943187          54,470.2500
  01/01/2010    to  12/31/2010       13.943187        15.467300          49,379.0478
  01/01/2011    to  12/31/2011       15.467300        15.530269          44,251.6284
  01/01/2012    to  12/31/2012       15.530269        18.251097          37,687.4699
  01/01/2013    to  12/31/2013       18.251097        23.807630          32,419.3950
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.436578        13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011       1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645       1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589       1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026       1,182,424.8869
  01/01/2012    to  12/31/2012       10.705026        12.310273       1,093,355.7864
  01/01/2013    to  12/31/2013       12.310273        15.705375       1,029,994.3424
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.496890        12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568       7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426       8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876       8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813       8,371,236.6921
  01/01/2012    to  12/31/2012       11.481813        12.885624       7,676,522.2950
  01/01/2013    to  12/31/2013       12.885624        15.158788       6,960,635.4078
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
  01/01/2012    to  12/31/2012       12.044499        13.158840      1,061,836.9462
  01/01/2013    to  12/31/2013       13.158840        14.139905        889,036.8909
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.114755        12.758172      5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195      6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398      9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347      9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704      8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139      7,694,928.0420
  01/01/2012    to  12/31/2012       11.120139        12.675696      7,109,081.3262
  01/01/2013    to  12/31/2013       12.675696        15.722958      6,827,140.4029
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356         7.028791        240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095        423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500        473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777        454,750.1250
  01/01/2012    to  12/31/2012        9.338777        10.682288        412,734.9681
  01/01/2013    to  04/26/2013       10.682288        11.496400              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
  01/01/2012    to  12/31/2012       11.883856        13.156910      2,404,835.6729
  01/01/2013    to  12/31/2013       13.156910        14.804837      2,135,396.3557
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
  01/01/2012    to  12/31/2012       16.238299        18.470526          826.1057
  01/01/2013    to  12/31/2013       18.470526        21.644399          812.6321
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915        25.524411            0.0000
  01/01/2007    to  12/31/2007       25.524411        28.861300        4,394.7047
  01/01/2008    to  12/31/2008       28.861300        17.507013        5,232.3262
  01/01/2009    to  12/31/2009       17.507013        24.530121        8,875.0000
  01/01/2010    to  12/31/2010       24.530121        26.990087       11,733.1907
  01/01/2011    to  12/31/2011       26.990087        24.214193       18,252.5316
  01/01/2012    to  12/31/2012       24.214193        29.218868       18,217.6392
  01/01/2013    to  12/31/2013       29.218868        37.163951       18,641.5343
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.515648        15.937781           16.7023
  01/01/2009    to  12/31/2009       15.937781        25.311848          620.6900
  01/01/2010    to  12/31/2010       25.311848        30.509116        1,115.0407
  01/01/2011    to  12/31/2011       30.509116        24.289441        2,295.8170
  01/01/2012    to  12/31/2012       24.289441        28.261104        2,311.8733
  01/01/2013    to  12/31/2013       28.261104        35.695670        2,068.5992
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      162.724666        93.994729          344.3839
  01/01/2009    to  12/31/2009       93.994729       129.024577          361.4000
  01/01/2010    to  12/31/2010      129.024577       150.773987          840.0676
  01/01/2011    to  12/31/2011      150.773987       142.110181        2,200.0884
  01/01/2012    to  12/31/2012      142.110181       164.945713        2,060.5600
  01/01/2013    to  12/31/2013      164.945713       211.298539        2,183.2155
============   ==== ==========      ==========       ==========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.298745        10.851748        334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900        371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172        285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824        196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208        162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712        146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051        136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603        126,515.1475
  01/01/2012    to  12/31/2012       11.904603        13.857607        116,741.7349
  01/01/2013    to  12/31/2013       13.857607        16.778798        111,694.7970
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841        10.541615         59,524.5328
  01/01/2013    to  12/31/2013       10.541615        11.536399         36,221.8575
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121        11.531416         68,110.7451
  01/01/2013    to  12/31/2013       11.531416        10.969004         58,404.6156
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161        10.271320         75,800.2199
  01/01/2013    to  12/31/2013       10.271320        11.155889        159,477.3147
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.151781        17.828224         62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814         96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040         37,350.0527
  01/01/2012    to  12/31/2012       20.480040        23.499166         36,230.1210
  01/01/2013    to  12/31/2013       23.499166        25.297280         38,151.8512
============   ==== ==========       =========        =========        ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.964178         8.328199              0.0000
  01/01/2010    to  12/31/2010        8.328199         9.214113          2,302.4146
  01/01/2011    to  12/31/2011        9.214113         9.088580          4,556.9248
  01/01/2012    to  12/31/2012        9.088580        10.140135          4,865.2644
  01/01/2013    to  12/31/2013       10.140135        13.396351          4,543.1584
============   ==== ==========       =========        =========        ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.043008         9.310030        272,766.8610
   01/01/2009                             to  12/31/2009        9.310030        12.350911        276,749.2300
   01/01/2010                             to  12/31/2010       12.350911        14.119798        240,895.6367
   01/01/2011                             to  12/31/2011       14.119798        13.126372        230,365.7004
   01/01/2012                             to  12/31/2012       13.126372        16.282280        207,750.3041
   01/01/2013                             to  12/31/2013       16.282280        16.600277        202,112.5575
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.359225         7.569276        987,716.1050
   01/01/2012                             to  12/31/2012        7.569276         8.831514        889,674.6582
   01/01/2013                             to  12/31/2013        8.831514        12.661135        775,042.2623
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.409254        11.148484        505,894.7644
   01/01/2007                             to  12/31/2007       11.148484        10.327747        357,208.5561
   01/01/2008                             to  12/31/2008       10.327747         4.614768        397,019.5508
   01/01/2009                             to  12/31/2009        4.614768         6.269067        404,485.0000
   01/01/2010                             to  12/31/2010        6.269067         6.625444        357,682.8321
   01/01/2011                             to  04/29/2011        6.625444         7.041458              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.905380        10.842241        533,126.5929
   01/01/2005                             to  12/31/2005       10.842241        11.412777        466,886.2052
   01/01/2006                             to  04/30/2006       11.412777        11.922161        460,018.0948
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010688         1.046910        788,059.5045
   01/01/2013                             to  12/31/2013        1.046910         1.049991      1,179,380.9298
=============                            ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
  01/01/2012    to  12/31/2012        9.903871        11.548197        212,872.4303
  01/01/2013    to  12/31/2013       11.548197        15.394522        214,901.5361
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.241447        23.586938        465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115        466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692        400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727        320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422        294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392        284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748        252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669        228,905.9807
  01/01/2012    to  12/31/2012       24.163669        27.286655        206,980.4171
  01/01/2013    to  12/31/2013       27.286655        35.009194        181,363.9431
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.980868        13.887916         63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885         66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724         60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954         62,070.5999
  01/01/2013    to  12/31/2013        1.048954         1.146295        222,261.1257
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.217648         9.789482          592.4558
  01/01/2009    to  12/31/2009        9.789482        12.412346          589.9000
  01/01/2010    to  12/31/2010       12.412346        14.574072          875.1120
  01/01/2011    to  12/31/2011       14.574072        12.863440        1,843.1733
  01/01/2012    to  12/31/2012       12.863440        14.609750        1,476.4703
  01/01/2013    to  12/31/2013       14.609750        19.118072          911.1575
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413      428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160      363,408.0986
  01/01/2012    to  12/31/2012       23.760160        26.421594      324,381.2024
  01/01/2013    to  12/31/2013       26.421594        28.090996      292,012.0085
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.980868        13.887916       63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885       66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724       60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.610223        11.138793       38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104       34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493       30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096       91,632.1430
  01/01/2012    to  12/31/2012        9.757096        10.028733       72,506.4837
  01/01/2013    to  12/31/2013       10.028733         9.989104       87,393.6539
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.770512        12.170430        5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992       11,007.6424
  01/01/2012    to  12/31/2012       11.943992        13.439500        9,315.4374
  01/01/2013    to  12/31/2013       13.439500        13.370076       11,030.7084
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072        10.438856       23,487.6249
  01/01/2013    to  12/31/2013       10.438856        11.754454       95,553.5466
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945         1.127041            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667      364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869      410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909      410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683      382,555.7221
  01/01/2012    to  12/31/2012        9.994683        11.699610      353,069.8090
  01/01/2013    to  12/31/2013       11.699610        10.945850      349,212.7922
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.451731        11.126240      651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647      491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368      452,308.2946
  01/01/2012    to  12/31/2012       12.610368        14.497083      418,999.9565
  01/01/2013    to  12/31/2013       14.497083        17.025678      363,367.1525
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.760522         9.698886        181,782.3903
  01/01/2005    to  12/31/2005        9.698886         9.987647        178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629        151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695        138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639        126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643        120,262.9800
  01/01/2010    to  12/31/2010       10.518643        13.680173        111,543.7762
  01/01/2011    to  12/31/2011       13.680173        12.537777        100,444.8613
  01/01/2012    to  12/31/2012       12.537777        13.489703         89,032.0444
  01/01/2013    to  12/31/2013       13.489703        18.465551         80,258.1766
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605        16.603445            414.0341
  01/01/2006    to  12/31/2006       16.603445        19.022002          6,280.9643
  01/01/2007    to  12/31/2007       19.022002        19.900569          9,143.3551
  01/01/2008    to  12/31/2008       19.900569        11.646713          8,688.1437
  01/01/2009    to  12/31/2009       11.646713        16.031847          8,631.5600
  01/01/2010    to  12/31/2010       16.031847        18.299553          8,697.5393
  01/01/2011    to  12/31/2011       18.299553        16.504100          9,035.3661
  01/01/2012    to  12/31/2012       16.504100        19.689797          8,850.4002
  01/01/2013    to  12/31/2013       19.689797        24.643505         18,805.7270
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         6.562488          2,663.6584
  01/01/2009    to  12/31/2009        6.562488         8.569370          4,737.5700
  01/01/2010    to  12/31/2010        8.569370         9.083842          6,520.8902
  01/01/2011    to  12/31/2011        9.083842         8.327508         19,779.6387
  01/01/2012    to  12/31/2012        8.327508        10.020125         17,419.4751
  01/01/2013    to  04/26/2013       10.020125        10.647362              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.504219        15.426876           7,074.5718
  01/01/2005    to  12/31/2005       15.426876        16.536666           5,945.3501
  01/01/2006    to  12/31/2006       16.536666        18.650066           7,401.7946
  01/01/2007    to  12/31/2007       18.650066        19.985768          12,642.5194
  01/01/2008    to  12/31/2008       19.985768        11.349048          11,111.0542
  01/01/2009    to  12/31/2009       11.349048        14.650123           9,563.6800
  01/01/2010    to  12/31/2010       14.650123        15.491531           8,579.4180
  01/01/2011    to  04/29/2011       15.491531        17.275432               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052        12.022053       1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714       1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484       1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600       1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402       1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905       1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116       1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294       1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294        17.641576       1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576        17.037533       1,046,588.4881
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.571765        14.178039               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.623334        14.985048         488,702.6419
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.900934        19.315452             297.5903
  01/01/2007    to  12/31/2007       19.315452        19.968564             296.0240
  01/01/2008    to  12/31/2008       19.968564        13.204595             293.5339
  01/01/2009    to  12/31/2009       13.204595        16.106921          44,833.3200
  01/01/2010    to  12/31/2010       16.106921        18.432029          38,349.7564
  01/01/2011    to  12/31/2011       18.432029        17.323792          35,585.8832
  01/01/2012    to  12/31/2012       17.323792        18.862322          33,393.9142
  01/01/2013    to  12/31/2013       18.862322        24.715332          29,404.3688
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2004    to  12/31/2004       10.567500        11.341842        173,638.0331
  01/01/2005    to  12/31/2005       11.341842        11.782494        184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697        180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142        211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382        194,297.1720
  01/01/2009    to  12/31/2009        7.337382         7.251359              0.0000
  01/01/2010    to  12/31/2010        7.251359         7.251359              0.0000
  01/01/2011    to  12/31/2011        7.251359         7.251359              0.0000
  01/01/2012    to  12/31/2012        7.251359         7.251359              0.0000
  01/01/2013    to  12/31/2013        7.251359         7.251359              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.038501        16.169597         33,225.5981
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.172616        18.858020              0.0000
  01/01/2007    to  12/31/2007       18.858020        19.800484              0.0000
  01/01/2008    to  12/31/2008       19.800484        17.400998          2,947.4451
  01/01/2009    to  12/31/2009       17.400998        22.802536          2,934.5000
  01/01/2010    to  12/31/2010       22.802536        25.185555          3,299.1651
  01/01/2011    to  12/31/2011       25.185555        25.699107          4,190.1282
  01/01/2012    to  12/31/2012       25.699107        28.243184          4,173.0994
  01/01/2013    to  12/31/2013       28.243184        28.238359          3,605.2230
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296        10.911620          6,476.7238
  01/01/2013    to  12/31/2013       10.911620        10.258227              0.0000
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899          2,754.7806
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048        102,507.6832
  01/01/2013    to  12/31/2013        1.067048         1.156866         90,431.3613
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.062226         9.940016         78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483        207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774        210,262.8165
  01/01/2012    to  12/31/2012       10.766774        12.193838        170,007.8619
  01/01/2013    to  12/31/2013       12.193838        14.176143        116,431.9234
============   ==== ==========       =========        =========        ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.758179        10.488347        232,249.8700
   01/01/2010                             to  12/31/2010       10.488347        11.591023        287,201.3153
   01/01/2011                             to  12/31/2011       11.591023        11.534218        240,756.1157
   01/01/2012                             to  12/31/2012       11.534218        12.814640        200,506.0584
   01/01/2013                             to  12/31/2013       12.814640        14.249194        159,708.6713
=============                            ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.615484        12.834995        462,144.7100
   01/01/2010                             to  12/31/2010       12.834995        13.618440        474,352.0973
   01/01/2011                             to  12/31/2011       13.618440        14.903492        444,779.5970
   01/01/2012                             to  12/31/2012       14.903492        16.013001        422,754.5344
   01/01/2013                             to  12/31/2013       16.013001        14.304314        328,697.5153
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       42.480556        47.094351        125,576.7045
   01/01/2005                             to  12/31/2005       47.094351        48.076720        109,490.5367
   01/01/2006                             to  12/31/2006       48.076720        55.873170         98,312.9154
   01/01/2007                             to  12/31/2007       55.873170        57.217089         78,541.9271
   01/01/2008                             to  12/31/2008       57.217089        35.945369         70,664.6477
   01/01/2009                             to  12/31/2009       35.945369        42.001620         65,317.6500
   01/01/2010                             to  12/31/2010       42.001620        48.521828         57,080.8793
   01/01/2011                             to  12/31/2011       48.521828        45.976848         51,302.4826
   01/01/2012                             to  12/31/2012       45.976848        53.537308         46,173.8147
   01/01/2013                             to  12/31/2013       53.537308        70.684477         39,999.8555
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.266527        10.072988         59,088.0207
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.224189        10.020717         14,797.2459
=============                            ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       42.905952        47.587002        641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417        598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289        551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185        486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814        411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431        395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957        368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800        327,734.0317
  01/01/2012    to  12/31/2012       45.660800        53.037202        287,622.0925
  01/01/2013    to  12/31/2013       53.037202        69.859904        250,679.3885
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
(FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.074268        13.278657        124,603.1871
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.215695        12.269782          9,999.9104
  01/01/2005    to  12/31/2005       12.269782        12.713260          9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053          9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945          8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541          8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020          8,711.8200
  01/01/2010    to  04/30/2010       10.355020        11.057691              0.0000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.098811         7.075043      1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
  01/01/2012    to  12/31/2012       10.001799        11.194572        449,918.8428
  01/01/2013    to  12/31/2013       11.194572        15.054336        415,092.9530
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.610360        14.648163        134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
  01/01/2012    to  12/31/2012       11.466803        13.476078         52,961.8014
  01/01/2013    to  12/31/2013       13.476078        15.277449        192,488.4935
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.459002        15.757749         36,995.0079
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407        43.697348         42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124         29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027         13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024         14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089         12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727         12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389         14,461.8272
  01/01/2012    to  12/31/2012       53.118389        56.105308         14,721.0168
  01/01/2013    to  12/31/2013       56.105308        54.685705         15,254.1241
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.824883        11.117560         20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297         14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572         14,746.4019
  01/01/2012    to  12/31/2012       11.759572        13.241824         15,313.4279
  01/01/2013    to  12/31/2013       13.241824        17.499801         15,534.9852
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.314028        16.003372         21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492         16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
  01/01/2012    to  12/31/2012       10.265326        10.106578      1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578         9.951130        792,241.1538
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.983712         9.892782         95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.729806        11.847038      1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742      1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087      1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819      1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125      1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436      1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051      1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860      1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860        13.270583        935,096.9332
  01/01/2013    to  12/31/2013       13.270583        17.447529        772,027.7312
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
  01/01/2012    to  12/31/2012       11.995148        13.646987        544,829.0387
  01/01/2013    to  12/31/2013       13.646987        18.372896        462,359.5514
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.897927         8.567167        815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212        844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981        762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980        679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918        545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415        492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579        434,488.9432
  01/01/2012    to  04/27/2012        8.046579         9.047954              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.720239        12.078039          5,789.1309
  01/01/2005    to  04/30/2005       12.078039        11.103774              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.457777        11.064882         57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804         44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706         39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998         34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332         30,396.0044
  01/01/2012    to  12/31/2012       10.681332        11.661856         27,647.4458
  01/01/2013    to  12/31/2013       11.661856        17.037814         27,114.5290
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.704953        14.239504              0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816          3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361          5,191.3554
  01/01/2012    to  12/31/2012       14.173361        16.452693          5,247.6354
  01/01/2013    to  12/31/2013       16.452693        20.671154          8,103.1670
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.475325        11.447329         69,374.1130
  01/01/2005    to  12/31/2005       11.447329        11.593093         68,773.2473
  01/01/2006    to  12/31/2006       11.593093        12.777498         67,553.7176
  01/01/2007    to  12/31/2007       12.777498        13.097912         75,175.2006
  01/01/2008    to  12/31/2008       13.097912        10.013885         67,779.8134
  01/01/2009    to  12/31/2009       10.013885        11.664595         68,068.3900
  01/01/2010    to  12/31/2010       11.664595        12.610579         66,611.3850
  01/01/2011    to  12/31/2011       12.610579        12.685108         56,327.6986
  01/01/2012    to  12/31/2012       12.685108        13.901334         53,846.7338
  01/01/2013    to  12/31/2013       13.901334        16.247055         46,624.5283
============   ==== ==========       =========        =========        ============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       15.749741        10.972398            0.0000
   01/01/2009                             to  12/31/2009       10.972398        13.027544        2,642.5200
   01/01/2010                             to  12/31/2010       13.027544        14.261268        8,802.4312
   01/01/2011                             to  12/31/2011       14.261268        14.132100       17,344.5879
   01/01/2012                             to  12/31/2012       14.132100        16.184171       16,364.2397
   01/01/2013                             to  12/31/2013       16.184171        21.574246       97,607.7969
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998301         6.593315       37,172.7960
   01/01/2009                             to  12/31/2009        6.593315         8.107374      132,880.4000
   01/01/2010                             to  12/31/2010        8.107374         8.862691      172,740.9336
   01/01/2011                             to  12/31/2011        8.862691         8.678933      201,264.2905
   01/01/2012                             to  12/31/2012        8.678933         9.733885      173,253.4134
   01/01/2013                             to  04/26/2013        9.733885        10.657517            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.689669        24.563132       61,532.2303
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.529364        15.537282      137,261.7284
   01/01/2008                             to  12/31/2008       15.537282         9.438452      122,521.4422
   01/01/2009                             to  12/31/2009        9.438452        12.709651      133,468.2100
   01/01/2010                             to  12/31/2010       12.709651        15.374940      133,230.1827
   01/01/2011                             to  12/31/2011       15.374940        14.340195      101,338.5884
   01/01/2012                             to  12/31/2012       14.340195        14.864760       84,563.8075
   01/01/2013                             to  04/26/2013       14.864760        16.109809            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.961730        16.265910       10,734.7069
   01/01/2005                             to  12/31/2005       16.265910        17.583892       11,654.3965
   01/01/2006                             to  12/31/2006       17.583892        19.845430        9,725.1508
   01/01/2007                             to  04/27/2007       19.845430        21.564278            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.381396        12.042715            0.0000
   01/01/2007                             to  04/27/2007       12.042715        13.296019            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452        11.989635        196,908.9803
  01/01/2005    to  12/31/2005       11.989635        12.552755        246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471        439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316        264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889        235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953        196,474.3600
  01/01/2010    to  12/31/2010       12.063953        13.867398        197,226.7222
  01/01/2011    to  12/31/2011       13.867398        13.472232        165,852.1545
  01/01/2012    to  12/31/2012       13.472232        15.740985        147,469.2941
  01/01/2013    to  12/31/2013       15.740985        21.507664        251,683.9892
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.563726        12.572003         25,337.2754
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836         51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221         53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166         51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804         44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323         39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095         39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636         33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102         33,114.5954
  01/01/2012    to  12/31/2012       17.740102        20.244507         29,657.2940
  01/01/2013    to  12/31/2013       20.244507        28.738078         23,834.4772
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.561812        11.773691         54,491.8815
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.874637        18.752786          6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924          7,572.2550
  01/01/2012    to  12/31/2012       15.385924        15.538597          7,769.1703
  01/01/2013    to  12/31/2013       15.538597        16.945060         15,135.0075
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.025534        13.239350           8,947.7784
  01/01/2005    to  12/31/2005       13.239350        13.754048          10,394.7453
  01/01/2006    to  12/31/2006       13.754048        16.095153          10,706.5191
  01/01/2007    to  12/31/2007       16.095153        16.351444          16,964.8316
  01/01/2008    to  12/31/2008       16.351444        11.085529          15,194.6944
  01/01/2009    to  12/31/2009       11.085529        13.911220          11,193.7600
  01/01/2010    to  12/31/2010       13.911220        15.424136           9,977.3437
  01/01/2011    to  12/31/2011       15.424136        15.479208           9,092.1975
  01/01/2012    to  12/31/2012       15.479208        18.181958           8,330.8612
  01/01/2013    to  12/31/2013       18.181958        23.705602           7,068.1518
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.427319        13.000581         825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061         841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114       1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773         936,437.0345
  01/01/2012    to  12/31/2012       10.666773        12.260127         839,062.7299
  01/01/2013    to  12/31/2013       12.260127        15.633590         777,351.3200
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.488328        12.087152       7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300       9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141      10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112      10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410       9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794       9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794        12.833143       8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143        15.089511       7,600,157.5873
============   ==== ==========       =========        =========      ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937        2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477        2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477        13.105255        2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255        14.075290        1,879,942.8260
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.105734        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407        12.624065        9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065        15.651096       10,020,906.3295
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301         7.026370          586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585          877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546        1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590          950,200.6864
  01/01/2012    to  12/31/2012        9.321590        10.657275          978,490.6907
  01/01/2013    to  04/26/2013       10.657275        11.467659                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052        3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405        3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405        13.103329        3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329        14.737182        3,171,181.0548
============   ==== ==========       =========        =========       ===============

CLASS B





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
  01/01/2012    to  12/31/2012       16.064605        18.254602       12,162.0005
  01/01/2013    to  12/31/2013       18.254602        21.370000        9,093.5691
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932        25.278856        1,475.4841
  01/01/2007    to  12/31/2007       25.278856        28.554934       13,506.2041
  01/01/2008    to  12/31/2008       28.554934        17.303773       18,245.0621
  01/01/2009    to  12/31/2009       17.303773        24.221121       21,831.2200
  01/01/2010    to  12/31/2010       24.221121        26.623489       26,186.3861
  01/01/2011    to  12/31/2011       26.623489        23.861454       25,349.4634
  01/01/2012    to  12/31/2012       23.861454        28.764307       27,898.0226
  01/01/2013    to  12/31/2013       28.764307        36.549240       28,790.1235
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416          402.3475
  01/01/2009    to  12/31/2009       15.768416        25.017855        2,141.7700
  01/01/2010    to  12/31/2010       25.017855        30.124654        3,499.7678
  01/01/2011    to  12/31/2011       30.124654        23.959400        4,221.0181
  01/01/2012    to  12/31/2012       23.959400        27.849093        5,696.5579
  01/01/2013    to  12/31/2013       27.849093        35.140140        5,274.2630
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      158.828273        91.681703        1,257.7424
  01/01/2009    to  12/31/2009       91.681703       125.723749        2,250.9600
  01/01/2010    to  12/31/2010      125.723749       146.770040        5,025.9823
  01/01/2011    to  12/31/2011      146.770040       138.198287        5,454.0285
  01/01/2012    to  12/31/2012      138.198287       160.244109        5,654.6641
  01/01/2013    to  12/31/2013      160.244109       205.070632        5,158.0900
============   ==== ==========      ==========       ==========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.273224        10.811123        395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144        545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535        522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176        307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644        240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228        247,392.2000
  01/01/2010    to  12/31/2010       12.564228        13.397728        250,146.9904
  01/01/2011    to  12/31/2011       13.397728        11.777274        200,705.6958
  01/01/2012    to  12/31/2012       11.777274        13.695616        185,396.1462
  01/01/2013    to  12/31/2013       13.695616        16.566096        177,717.7887
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925         23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530         36,296.3676
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758         50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356         48,950.7582
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082         40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036         98,345.1228
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.973394        17.591890         17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380         46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240         30,105.1747
  01/01/2012    to  12/31/2012       20.168240        23.118155         34,319.3431
  01/01/2013    to  12/31/2013       23.118155        24.862243         45,700.9973
============   ==== ==========       =========        =========        ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.887089         8.230585              0.0000
  01/01/2010    to  12/31/2010        8.230585         9.097021            628.6261
  01/01/2011    to  12/31/2011        9.097021         8.964130          1,510.1700
  01/01/2012    to  12/31/2012        8.964130         9.991239          6,501.5301
  01/01/2013    to  12/31/2013        9.991239        13.186457          5,456.9559
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.975049         9.266596        283,983.2311
   01/01/2009                             to  12/31/2009        9.266596        12.280998        264,500.0400
   01/01/2010                             to  12/31/2010       12.280998        14.025858        235,103.1539
   01/01/2011                             to  12/31/2011       14.025858        13.026028        215,937.4181
   01/01/2012                             to  12/31/2012       13.026028        16.141583        204,531.3882
   01/01/2013                             to  12/31/2013       16.141583        16.440377        185,105.4259
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.275005         7.488041        959,691.6583
   01/01/2012                             to  12/31/2012        7.488041         8.727953        829,658.2845
   01/01/2013                             to  12/31/2013        8.727953        12.500172        705,742.6383
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.404063        11.135542        274,472.5365
   01/01/2007                             to  12/31/2007       11.135542        10.305387        214,294.0251
   01/01/2008                             to  12/31/2008       10.305387         4.600138        213,641.6730
   01/01/2009                             to  12/31/2009        4.600138         6.242944        197,464.6700
   01/01/2010                             to  12/31/2010        6.242944         6.591246        197,210.7906
   01/01/2011                             to  04/29/2011        6.591246         7.002829              0.0000
=============                            ==== ==========       =========        =========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.888863        10.813315        301,118.6436
   01/01/2005                             to  12/31/2005       10.813315        11.370986        275,435.2714
   01/01/2006                             to  04/30/2006       11.370986        11.874667        267,085.5308
=============                            ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010672         1.046190        669,786.3310
   01/01/2013                             to  12/31/2013        1.046190         1.048221        504,790.7826
=============                            ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.972863        13.864733         50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012         97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966        108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363        340,694.7303
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.178168         9.753617             353.1440
  01/01/2009    to  12/31/2009        9.753617        12.354505             559.3000
  01/01/2010    to  12/31/2010       12.354505        14.491671           8,106.8239
  01/01/2011    to  12/31/2011       14.491671        12.777942          10,242.7930
  01/01/2012    to  12/31/2012       12.777942        14.498066          12,659.4681
  01/01/2013    to  12/31/2013       14.498066        18.952975          12,055.3217
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.992320        17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076         875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701         788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466         714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333         631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964         576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056         500,702.0517
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.972863        13.864733          50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012          97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966         108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598               0.0000
============   ==== ==========       =========        =========       ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.581112        11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570         115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921         105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493         100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875          99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344         129,648.9158
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.758658        12.150119             373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168               0.0000
  01/01/2012    to  12/31/2012       11.912168        13.390224               0.0000
  01/01/2013    to  12/31/2013       13.390224        13.307738               0.0000
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339          59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002         112,796.5477
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733         129,725.2076
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652         288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041         274,993.3699
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294         687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371         610,656.1413
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.736494         9.662589        328,427.4924
  01/01/2005    to  12/31/2005        9.662589         9.940352        312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585        294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538        259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158        216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948        204,011.0200
  01/01/2010    to  12/31/2010       10.426948        13.547381        226,159.9724
  01/01/2011    to  12/31/2011       13.547381        12.403682        192,479.8321
  01/01/2012    to  12/31/2012       12.403682        13.332013        172,098.7118
  01/01/2013    to  12/31/2013       13.332013        18.231471        154,467.2395
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179        16.457492          6,398.4830
  01/01/2006    to  12/31/2006       16.457492        18.836003         22,835.9704
  01/01/2007    to  12/31/2007       18.836003        19.686179         27,297.4513
  01/01/2008    to  12/31/2008       19.686179        11.509665         20,912.6683
  01/01/2009    to  12/31/2009       11.509665        15.827360         19,232.9800
  01/01/2010    to  12/31/2010       15.827360        18.048102         23,318.7416
  01/01/2011    to  12/31/2011       18.048102        16.261067         21,651.3021
  01/01/2012    to  12/31/2012       16.261067        19.380368         19,587.9286
  01/01/2013    to  12/31/2013       19.380368        24.231996         46,423.7834
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.557963          9,215.5822
  01/01/2009    to  12/31/2009        6.557963         8.554902         14,337.9900
  01/01/2010    to  12/31/2010        8.554902         9.059448         25,507.7074
  01/01/2011    to  12/31/2011        9.059448         8.296852         63,681.6963
  01/01/2012    to  12/31/2012        8.296852         9.973212         58,342.1036
  01/01/2013    to  04/26/2013        9.973212        10.594142              0.0000
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.467177        15.369147          19,154.6436
  01/01/2005    to  12/31/2005       15.369147        16.458365          17,116.1759
  01/01/2006    to  12/31/2006       16.458365        19.720558          27,860.5634
  01/01/2007    to  12/31/2007       19.720558        19.851342          36,784.8167
  01/01/2008    to  12/31/2008       19.851342        11.261386          34,265.6031
  01/01/2009    to  12/31/2009       11.261386        14.522432          30,273.0700
  01/01/2010    to  12/31/2010       14.522432        15.341169          27,594.6962
  01/01/2011    to  04/29/2011       15.341169        17.102182               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887        11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722       2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425       2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264       2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346       1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943       1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440       1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855       1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055       1,338,467.6090
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.531807        14.134513           2,487.0466
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.583206        14.930708         434,416.9639
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.683202        19.067873           2,230.4680
  01/01/2007    to  12/31/2007       19.067873        19.692805             210.6586
  01/01/2008    to  12/31/2008       19.692805        13.009163           2,604.3026
  01/01/2009    to  12/31/2009       13.009163        15.852668          87,966.1600
  01/01/2010    to  12/31/2010       15.852668        18.122957          82,508.5555
  01/01/2011    to  12/31/2011       18.122957        17.016307          75,763.6687
  01/01/2012    to  12/31/2012       17.016307        18.508914          68,987.0188
  01/01/2013    to  12/31/2013       18.508914        24.228036          60,452.6750
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2004    to  12/31/2004       10.549879        11.311583        480,706.5590
  01/01/2005    to  12/31/2005       11.311583        11.739347        526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378        447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415        656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546        568,911.4393
  01/01/2009    to  12/31/2009        7.288546         7.200696              0.0000
  01/01/2010    to  12/31/2010        7.200696         7.200696              0.0000
  01/01/2011    to  12/31/2011        7.200696         7.200696              0.0000
  01/01/2012    to  12/31/2012        7.200696         7.200696              0.0000
  01/01/2013    to  12/31/2013        7.200696         7.200696              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.997217        16.110947         75,748.8035
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.958794        18.623787            514.0850
  01/01/2007    to  12/31/2007       18.623787        19.534903          2,408.1784
  01/01/2008    to  12/31/2008       19.534903        17.150388          1,385.7801
  01/01/2009    to  12/31/2009       17.150388        22.451691          1,641.1800
  01/01/2010    to  12/31/2010       22.451691        24.773268          2,892.0481
  01/01/2011    to  12/31/2011       24.773268        25.253217          2,789.5389
  01/01/2012    to  12/31/2012       25.253217        27.725273          3,170.1960
  01/01/2013    to  12/31/2013       27.725273        27.692825          3,017.0016
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314          4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778          3,513.9544
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370         21,814.0123
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916        156,767.4677
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.033275         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.726737        10.443805        516,278.8100
   01/01/2010                             to  12/31/2010       10.443805        11.530272        560,562.2840
   01/01/2011                             to  12/31/2011       11.530272        11.462321        522,587.2322
   01/01/2012                             to  12/31/2012       11.462321        12.721967        482,602.3095
   01/01/2013                             to  12/31/2013       12.721967        14.132010        467,216.0600
=============                            ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.545830        12.749612        402,376.5800
   01/01/2010                             to  12/31/2010       12.749612        13.514326        372,861.4424
   01/01/2011                             to  12/31/2011       13.514326        14.774818        336,942.7620
   01/01/2012                             to  12/31/2012       14.774818        15.858800        293,165.4416
   01/01/2013                             to  12/31/2013       15.858800        14.152398        264,576.1643
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       41.872288        46.389254        211,274.3363
   01/01/2005                             to  12/31/2005       46.389254        47.309714        191,057.9232
   01/01/2006                             to  12/31/2006       47.309714        54.926993        158,234.1416
   01/01/2007                             to  12/31/2007       54.926993        56.191616        131,311.4828
   01/01/2008                             to  12/31/2008       56.191616        35.265632        108,537.9079
   01/01/2009                             to  12/31/2009       35.265632        41.166141        102,178.2400
   01/01/2010                             to  12/31/2010       41.166141        47.509158         92,859.0254
   01/01/2011                             to  12/31/2011       47.509158        44.972368         81,906.1511
   01/01/2012                             to  12/31/2012       44.972368        52.315042         73,267.2927
   01/01/2013                             to  12/31/2013       52.315042        69.001742         61,927.3592
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.238325        10.042015        211,777.1345
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.196100         9.989902          8,449.0272
=============                            ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       42.786777        47.407274        1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337        1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563        1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263        1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706          874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455          782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303          706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832          618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371          547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868          468,775.4611
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT (FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.038724        13.238207          408,778.6238
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.185167        12.224123           40,084.3715
  01/01/2005    to  12/31/2005       12.224123        12.653328           44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259           39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933           35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124           39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969           31,285.0300
  01/01/2010    to  04/30/2010       10.264969        10.957935                0.0000
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.081870         7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611        1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874        1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788          981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047          927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279          837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490          733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337          658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995          606,844.5772
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.601949        14.623726       52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945       52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940       40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031       35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951       33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846       44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721       40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781       41,896.5184
  01/01/2012    to  12/31/2012       11.367781        13.346288       39,155.2083
  01/01/2013    to  12/31/2013       13.346288        15.115190       61,158.8364
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.222415        15.520773       10,129.0344
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530        42.731058       63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618       89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270       36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853       29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072       32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805       35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937       32,925.3476
  01/01/2012    to  12/31/2012       51.632937        54.481531       31,458.1362
  01/01/2013    to  12/31/2013       54.481531        53.049924       30,186.1530
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.705852        10.960381       55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949       54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182       44,822.6028
  01/01/2012    to  12/31/2012       11.570182        13.015476       41,808.4431
  01/01/2013    to  12/31/2013       13.015476        17.183484       29,276.8822
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.137983        15.808790       80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631       57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329            0.0000
============   ==== ==========       =========        =========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238      1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143        892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685        577,217.0945
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562      1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530      1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000      1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755      1,299,516.7289
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034        844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587        715,700.7992
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.865453         8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889        1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899        1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779        1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579        1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676        1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229          875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.712423        12.057889           11,242.5239
  01/01/2005    to  04/30/2005       12.057889        11.081632                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.389234        10.991307          111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902           98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167           99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325           86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916           72,171.0379
  01/01/2012    to  12/31/2012       10.567916        11.526436           64,952.5098
  01/01/2013    to  12/31/2013       11.526436        16.823153           59,231.6614
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.699488        14.222857            7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588           11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534           10,247.1880
  01/01/2012    to  12/31/2012       14.128534        16.384184            7,465.5032
  01/01/2013    to  12/31/2013       16.384184        20.564521           12,430.6973
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.457852        11.416784           97,449.0607
  01/01/2005    to  12/31/2005       11.416784        11.550635          138,420.8319
  01/01/2006    to  12/31/2006       11.550635        12.718014          147,041.3036
  01/01/2007    to  12/31/2007       12.718014        13.023835          151,802.9167
  01/01/2008    to  12/31/2008       13.023835         9.947255          145,120.6649
  01/01/2009    to  12/31/2009        9.947255        11.575401          140,553.5700
  01/01/2010    to  12/31/2010       11.575401        12.501651          138,692.9987
  01/01/2011    to  12/31/2011       12.501651        12.562996          114,786.6058
  01/01/2012    to  12/31/2012       12.562996        13.753682          101,421.4243
  01/01/2013    to  12/31/2013       13.753682        16.058427           95,922.2653
============   ==== ==========       =========        =========        ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       15.596445        10.858225        1,591.7148
   01/01/2009                             to  12/31/2009       10.858225        12.879096        7,037.9400
   01/01/2010                             to  12/31/2010       12.879096        14.084679       33,087.1686
   01/01/2011                             to  12/31/2011       14.084679        13.943188       36,928.2851
   01/01/2012                             to  12/31/2012       13.943188        15.951786       37,484.4092
   01/01/2013                             to  12/31/2013       15.951786        21.243229      106,449.1197
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998192         6.588767       21,111.9662
   01/01/2009                             to  12/31/2009        6.588767         8.093684       81,813.5000
   01/01/2010                             to  12/31/2010        8.093684         8.838888      136,426.8294
   01/01/2011                             to  12/31/2011        8.838888         8.646988      149,614.6077
   01/01/2012                             to  12/31/2012        8.646988         9.688314      133,951.7523
   01/01/2013                             to  04/26/2013        9.688314        10.604251            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.438744        24.233785      131,735.2864
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.432213        15.440795      309,684.9867
   01/01/2008                             to  12/31/2008       15.440795         9.370413      281,593.7550
   01/01/2009                             to  12/31/2009        9.370413        12.605418      255,106.3100
   01/01/2010                             to  12/31/2010       12.605418        15.233624      215,961.8954
   01/01/2011                             to  12/31/2011       15.233624        14.194208      200,774.4400
   01/01/2012                             to  12/31/2012       14.194208        14.698643      164,834.7569
   01/01/2013                             to  04/26/2013       14.698643        15.924716            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.923398        16.204999       27,032.2201
   01/01/2005                             to  12/31/2005       16.204999        17.500594       24,012.1791
   01/01/2006                             to  12/31/2006       17.500594        19.731732       23,215.6881
   01/01/2007                             to  04/27/2007       19.731732        21.433748            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.369624        12.022287            0.0000
   01/01/2007                             to  04/27/2007       12.022287        13.269146            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845        11.916121        222,600.4184
  01/01/2005    to  12/31/2005       11.916121        12.463356        358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295        926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686        481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334        410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121        343,575.8300
  01/01/2010    to  12/31/2010       11.930121        13.699866        312,262.8290
  01/01/2011    to  12/31/2011       13.699866        13.296195        285,112.2405
  01/01/2012    to  12/31/2012       13.296195        15.519702        240,117.6370
  01/01/2013    to  12/31/2013       15.519702        21.184132        266,346.0086
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.529229        12.533363         46,604.1592
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954         75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094         69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140         50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068         43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770         32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132         32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450         46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727         43,421.3853
  01/01/2012    to  12/31/2012       17.478727        19.926195         39,368.8228
  01/01/2013    to  12/31/2013       19.926195        28.257977         37,227.9924
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.530067        11.737509         78,239.1365
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.850739        18.712143              0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245          2,902.0366
  01/01/2012    to  12/31/2012       15.337245        15.473865          2,886.1056
  01/01/2013    to  12/31/2013       15.473865        16.857599          2,871.5116
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.017508        13.217257          23,783.2320
  01/01/2005    to  12/31/2005       13.217257        13.717413          49,629.5889
  01/01/2006    to  12/31/2006       13.717413        16.036286          52,069.4195
  01/01/2007    to  12/31/2007       16.036286        16.275265          53,734.0353
  01/01/2008    to  12/31/2008       16.275265        11.022796          43,956.4594
  01/01/2009    to  12/31/2009       11.022796        13.818668          39,517.9000
  01/01/2010    to  12/31/2010       13.818668        15.306216          33,428.0117
  01/01/2011    to  12/31/2011       15.306216        15.345542          28,095.0909
  01/01/2012    to  12/31/2012       15.345542        18.006847          23,720.9666
  01/01/2013    to  12/31/2013       18.006847        23.453843          22,109.8836
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.408821        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647       1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401       1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933       1,155,739.8757
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.471224        12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788       6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161       5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775       5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838       4,685,909.5109
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689      1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884        815,412.3193
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.087713        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653      5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334      4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385      4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286      3,988,892.2947
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672         96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285        104,732.7225
  01/01/2012    to  12/31/2012        9.287285        10.607388         95,756.4444
  01/01/2013    to  04/26/2013       10.607388        11.410352              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990        11.543319      1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129      2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651      2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073      2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086      2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922      2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773      2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732      1,995,052.8777
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.175086        25.035574          299.5594
  01/01/2007    to  12/31/2007       25.035574        28.251709          460.5152
  01/01/2008    to  12/31/2008       28.251709        17.102826        1,148.9490
  01/01/2009    to  12/31/2009       17.102826        23.915921        1,471.0200
  01/01/2010    to  12/31/2010       23.915921        26.261768        1,798.9594
  01/01/2011    to  12/31/2011       26.261768        23.513761        1,784.7353
  01/01/2012    to  12/31/2012       23.513761        28.316706        1,869.0195
  01/01/2013    to  12/31/2013       28.316706        35.944555        1,772.5434
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850            0.0000
  01/01/2009    to  12/31/2009       15.600850        24.727275          765.7300
  01/01/2010    to  12/31/2010       24.727275        29.745035          218.5441
  01/01/2011    to  12/31/2011       29.745035        23.633842          251.9061
  01/01/2012    to  12/31/2012       23.633842        27.443086          208.9927
  01/01/2013    to  12/31/2013       27.443086        34.593253           66.8482
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      155.025157        89.425584           60.6883
  01/01/2009    to  12/31/2009       89.425584       122.507349          265.0200
  01/01/2010    to  12/31/2010      122.507349       142.872401          344.9206
  01/01/2011    to  12/31/2011      142.872401       134.394056          519.4763
  01/01/2012    to  12/31/2012      134.394056       155.676496          346.5961
  01/01/2013    to  12/31/2013      155.676496       199.026256          538.1582
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265       31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744       36,091.9456
============   ==== ==========      ==========       ==========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134       71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788       95,116.5795
============   ==== ==========      ==========       ==========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873       71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263      115,584.2918
============   ==== ==========      ==========       ==========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.797256        17.358689          39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068          49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185          56,842.9674
  01/01/2012    to  12/31/2012       19.861185        22.743320          52,997.7712
  01/01/2013    to  12/31/2013       22.743320        24.434687          47,972.7311
============   ==== ==========       =========        =========       ==============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.810853         8.134115               0.0000
  01/01/2010    to  12/31/2010        8.134115         8.981417           1,305.8726
  01/01/2011    to  12/31/2011        8.981417         8.841384           1,305.8726
  01/01/2012    to  12/31/2012        8.841384         9.844529           1,305.8726
  01/01/2013    to  12/31/2013        9.844529        12.979852           1,305.8726
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.907360         9.223364         132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480         120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543         109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451         113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101         115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017          99,005.8233
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.252524         7.462739         368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722         317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991         325,312.5013
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610          59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068          71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552          73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925          85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220          75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471         870,604.5617
  01/01/2013    to  12/31/2013        1.045471         1.046454       1,101,485.8331
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998562        10.451325       22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227       85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472       96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079       93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174       92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738       80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703       71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622       68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305       83,203.8816
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042       12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474       25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252       27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534       24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039       35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786       32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594       25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816       22,944.6427
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513      327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433      366,115.0998
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.138805         9.717884            0.0000
  01/01/2009    to  12/31/2009        9.717884        12.296934          178.6700
  01/01/2010    to  12/31/2010       12.296934        14.409736          178.4220
  01/01/2011    to  12/31/2011       14.409736        12.693012          178.1930
  01/01/2012    to  12/31/2012       12.693012        14.387235          177.9813
  01/01/2013    to  12/31/2013       14.387235        18.789303           77.6887
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098      685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269      537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637      542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730      519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064      436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065      409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826      375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811      329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480      291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862      243,330.3864
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045       54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655       61,446.3903
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.746816        12.129841        4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428        3,873.9002
  01/01/2012    to  12/31/2012       11.880428        13.341128        3,773.9392
  01/01/2013    to  12/31/2013       13.341128        13.245689        2,677.9329
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076         9.622877            0.0000
  01/01/2005    to  12/31/2005        9.622877         9.889633        6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005        4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253          813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618        2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240        4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930        5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496        3,213.3027
  01/01/2012    to  12/31/2012       12.266496        13.171308        2,939.6230
  01/01/2013    to  12/31/2013       13.171308        17.993720        2,585.5852
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.960650        16.312769          432.6820
  01/01/2006    to  12/31/2006       16.312769        18.651755        2,292.6798
  01/01/2007    to  12/31/2007       18.651755        19.474022        2,290.8776
  01/01/2008    to  12/31/2008       19.474022        11.374184        2,288.5687
  01/01/2009    to  12/31/2009       11.374184        15.625418        2,285.7400
  01/01/2010    to  12/31/2010       15.625418        17.800035        3,706.9553
  01/01/2011    to  12/31/2011       17.800035        16.021549        2,280.8632
  01/01/2012    to  12/31/2012       16.021549        19.075725        2,278.7210
  01/01/2013    to  12/31/2013       19.075725        23.827264        2,690.0810
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.553441            0.0000
  01/01/2009    to  12/31/2009        6.553441         8.540458          382.5800
  01/01/2010    to  12/31/2010        8.540458         9.035119          319.2303
  01/01/2011    to  12/31/2011        9.035119         8.266309        2,632.8880
  01/01/2012    to  12/31/2012        8.266309         9.926517        1,283.7589
  01/01/2013    to  04/26/2013        9.926517        10.541188            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.780324        18.514734          620.1999
  01/01/2007    to  12/31/2007       18.514734        18.618787        1,496.7762
  01/01/2008    to  12/31/2008       18.618787        10.551561        1,514.8605
  01/01/2009    to  12/31/2009       10.551561        13.593456        1,289.9200
  01/01/2010    to  12/31/2010       13.593456        14.345478        1,302.5041
  01/01/2011    to  04/29/2011       14.345478        15.986985            0.0000
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443        12.019969      763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499      699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736      849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413      719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178      776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440      831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750      794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547      708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401      739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551      594,401.3562
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.145175        14.580471        4,353.1515
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.468039        18.823377            0.0000
  01/01/2007    to  12/31/2007       18.823377        19.420755            0.0000
  01/01/2008    to  12/31/2008       19.420755        12.816558          474.0838
  01/01/2009    to  12/31/2009       12.816558        15.602348        5,565.8800
  01/01/2010    to  12/31/2010       15.602348        17.818976        3,999.6473
  01/01/2011    to  12/31/2011       17.818976        16.714193        3,360.9222
  01/01/2012    to  12/31/2012       16.714193        18.162033        3,471.7730
  01/01/2013    to  12/31/2013       18.162033        23.750225        3,204.8080
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.536806        11.281419        3,772.1408
  01/01/2005    to  12/31/2005       11.281419        11.696374       10,930.0985
  01/01/2006    to  12/31/2006       11.696374        12.624352       12,990.4301
  01/01/2007    to  12/31/2007       12.624352        12.364105       10,859.2398
  01/01/2008    to  12/31/2008       12.364105         7.240045        8,554.2837
  01/01/2009    to  05/01/2009        7.240045         7.150397            0.0000
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.423600        15.462288           92.9188
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.747410        18.392377            0.0000
  01/01/2007    to  12/31/2007       18.392377        19.272788            0.0000
  01/01/2008    to  12/31/2008       19.272788        16.903303            0.0000
  01/01/2009    to  12/31/2009       16.903303        22.106133            0.0000
  01/01/2010    to  12/31/2010       22.106133        24.367609          186.4405
  01/01/2011    to  12/31/2011       24.367609        24.814938          535.6637
  01/01/2012    to  12/31/2012       24.814938        27.216721          535.4762
  01/01/2013    to  12/31/2013       27.216721        27.157692          483.1051
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038            0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401          986.7498
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847            0.0000
============   ==== ==========       =========        =========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582        258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969        348,195.6300
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.004421         9.855748        229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654        301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939        323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082        317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906        300,367.1935
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.695401        10.399444        202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830        356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862        333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955        367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779        320,485.5401
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.476607        12.664811        767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023        678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270        596,849.5573
  01/01/2012    to  12/31/2012       14.647270        15.706100        525,494.4515
  01/01/2013    to  12/31/2013       15.706100        14.002111        452,641.9792
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.046833        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980        189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524        165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824        139,740.4447
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       42.184562        45.684643           12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.293344        12.870928            0.0000
  01/01/2005    to  12/31/2005       12.870928        14.872688            0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067            0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448            0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335            0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383            0.0000
  01/01/2010    to  12/31/2010       12.055383        12.659148            0.0000
  01/01/2011    to  12/31/2011       12.659148         9.935414            0.0000
  01/01/2012    to  12/31/2012        9.935414        11.652908            0.0000
  01/01/2013    to  12/31/2013       11.652908        13.184184       53,487.1039
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.989227        15.287359        3,711.0506
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.704715        41.786131          858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992        1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603        1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509        1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342        1,220.8600
  01/01/2010    to  12/31/2010       45.241342        48.043857        1,749.8790
  01/01/2011    to  12/31/2011       48.043857        50.189017        2,417.4757
  01/01/2012    to  12/31/2012       50.189017        52.904741        2,280.3961
  01/01/2013    to  12/31/2013       52.904741        51.463065        2,187.2565
============   ==== ==========       =========        =========       ===========

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.588388        10.805375               0.0000
   01/01/2010                             to  12/31/2010       10.805375        12.722543             603.7132
   01/01/2011                             to  12/31/2011       12.722543        11.383792             603.7132
   01/01/2012                             to  12/31/2012       11.383792        12.792938             603.7132
   01/01/2013                             to  12/31/2013       12.792938        16.872808             603.7132
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   04/30/2007                             to  12/31/2007       14.963899        15.616502               0.0000
   01/01/2008                             to  12/31/2008       15.616502         8.801294               0.0000
   01/01/2009                             to  12/31/2009        8.801294         8.361042               0.0000
   01/01/2010                             to  12/31/2010        8.361042         8.361042               0.0000
   01/01/2011                             to  12/31/2011        8.361042         8.361042               0.0000
   01/01/2012                             to  12/31/2012        8.361042         8.361042               0.0000
   01/01/2013                             to  12/31/2013        8.361042         8.361042               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445         9.973519         458,380.6783
   01/01/2006                             to  12/31/2006        9.973519        10.247024         687,210.1040
   01/01/2007                             to  12/31/2007       10.247024        10.553046       1,015,568.2644
   01/01/2008                             to  12/31/2008       10.553046        10.639004       2,371,488.0135
   01/01/2009                             to  12/31/2009       10.639004        10.480908       1,661,916.1300
   01/01/2010                             to  12/31/2010       10.480908        10.299080         984,184.5748
   01/01/2011                             to  12/31/2011       10.299080        10.120891         954,968.6629
   01/01/2012                             to  12/31/2012       10.120891         9.944355         789,474.8498
   01/01/2013                             to  12/31/2013        9.944355         9.771836         894,623.3298
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.954439         9.891100         253,746.9493
   01/01/2005                             to  04/30/2005        9.891100         9.892743               0.0000
=============                            ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032        1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598          891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509          801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507          645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113          580,374.7381
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699357        11.623927          515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098          513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358          492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434          434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638          389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058          370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634          341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541          573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796          497,065.2384
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.891325         8.548668          994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556          971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174          883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685          799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002          718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111          634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327          548,945.5013
  01/01/2012    to  12/31/2012        7.933327         8.914802                0.0000
  01/01/2013    to  12/31/2013        8.914802         8.914802                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.166769         4.339839              861.7551
  01/01/2005    to  04/30/2005        4.339839         3.987166                0.0000
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.321075        10.918194       11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359        7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219        8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607        7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680        7,227.8272
  01/01/2012    to  12/31/2012       10.455680        11.392560        7,978.3797
  01/01/2013    to  12/31/2013       11.392560        16.611155        7,351.2877
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.694026        14.206229       12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440       12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849       13,442.8182
  01/01/2012    to  12/31/2012       14.083849        16.315960        8,951.9780
  01/01/2013    to  12/31/2013       16.315960        20.458437       11,794.4508
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       34.639465        37.577802        1,454.7390
  01/01/2005    to  12/31/2005       37.577802        37.980470        3,090.7193
  01/01/2006    to  12/31/2006       37.980470        41.777333        3,701.0354
  01/01/2007    to  12/31/2007       41.777333        42.738930        6,110.2597
  01/01/2008    to  12/31/2008       42.738930        32.610080        5,267.0222
  01/01/2009    to  12/31/2009       32.610080        37.909706        5,017.7800
  01/01/2010    to  12/31/2010       37.909706        40.902295        2,632.6998
  01/01/2011    to  12/31/2011       40.902295        41.062011        2,586.9741
  01/01/2012    to  12/31/2012       41.062011        44.908591        2,316.4052
  01/01/2013    to  12/31/2013       44.908591        52.381664        2,073.1495
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.444640        10.745239            0.0000
  01/01/2009    to  12/31/2009       10.745239        12.732339          306.0800
  01/01/2010    to  12/31/2010       12.732339        13.910277          698.3172
  01/01/2011    to  12/31/2011       13.910277        13.756800        1,141.0604
  01/01/2012    to  12/31/2012       13.756800        15.722736        1,119.1223
  01/01/2013    to  12/31/2013       15.722736        20.917289       51,971.7468
============   ==== ==========       =========        =========       ===========

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998082         6.584222       19,860.7173
   01/01/2009                             to  12/31/2009        6.584222         8.080016       72,148.1900
   01/01/2010                             to  12/31/2010        8.080016         8.815149       88,995.4743
   01/01/2011                             to  12/31/2011        8.815149         8.615160       96,513.4404
   01/01/2012                             to  12/31/2012        8.615160         9.642956      100,159.9254
   01/01/2013                             to  04/26/2013        9.642956        10.551252            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.190964        23.908788       53,467.7487
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.430482        15.428895      144,273.1358
   01/01/2008                             to  12/31/2008       15.428895         9.353781      129,427.3998
   01/01/2009                             to  12/31/2009        9.353781        12.570466      118,950.5200
   01/01/2010                             to  12/31/2010       12.570466        15.176218      102,264.7989
   01/01/2011                             to  12/31/2011       15.176218        14.126604       97,665.7380
   01/01/2012                             to  12/31/2012       14.126604        14.613933       75,288.0230
   01/01/2013                             to  04/26/2013       14.613933        15.827907            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.319307        14.252550           41.1182
   01/01/2005                             to  12/31/2005       14.252550        15.376713           40.9022
   01/01/2006                             to  12/31/2006       15.376713        17.319799        2,108.5351
   01/01/2007                             to  04/27/2007       17.319799        18.807638            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.357861        12.001887            0.0000
   01/01/2007                             to  04/27/2007       12.001887        13.242317            0.0000
=============                            ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       15.826875        18.671588        2,093.0731
   01/01/2011                             to  12/31/2011       18.671588        15.288720        2,321.7774
   01/01/2012                             to  12/31/2012       15.288720        15.409403        2,010.5636
   01/01/2013                             to  12/31/2013       15.409403        16.770589        2,102.3810
=============                            ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       11.980897        13.181375           2,499.9396
  01/01/2005    to  12/31/2005       13.181375        13.666539           7,196.6007
  01/01/2006    to  12/31/2006       13.666539        15.960893           9,327.3672
  01/01/2007    to  12/31/2007       15.960893        16.182465           8,764.0370
  01/01/2008    to  12/31/2008       16.182465        10.948933           4,435.1434
  01/01/2009    to  12/31/2009       10.948933        13.712348           4,289.9700
  01/01/2010    to  12/31/2010       13.712348        15.173281           4,281.7613
  01/01/2011    to  12/31/2011       15.173281        15.197088           3,610.4222
  01/01/2012    to  12/31/2012       15.197088        17.814735           1,948.5482
  01/01/2013    to  12/31/2013       17.814735        23.180442           1,589.3856
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.390351        12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366         968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738         798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251         785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063         672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485         624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577         545,952.9916
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.454145        12.035216      10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700      12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780      12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525      11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611      10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110       9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255       8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420       7,934,744.4925
============   ==== ==========       =========        =========      ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990        2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648        2,078,044.7723
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.069718        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825        9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539        9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779        8,823,513.3710
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         7.016687          271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588          353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867          376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106          375,161.9153
  01/01/2012    to  12/31/2012        9.253106        10.557734          386,597.9056
  01/01/2013    to  04/26/2013       10.557734        11.353330                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083        5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509        4,578,043.0577
============   ==== ==========       =========        =========       ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
  01/01/2012    to  12/31/2012       15.807563        17.935463        5,741.4633
  01/01/2013    to  12/31/2013       17.935463        20.964937        4,360.6939
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989        24.914811            0.0000
  01/01/2007    to  12/31/2007       24.914811        28.101305        4,282.5320
  01/01/2008    to  12/31/2008       28.101305        17.003228        5,058.0983
  01/01/2009    to  12/31/2009       17.003228        23.764765        4,236.5200
  01/01/2010    to  12/31/2010       23.764765        26.082753        4,346.6792
  01/01/2011    to  12/31/2011       26.082753        23.341819        4,636.1805
  01/01/2012    to  12/31/2012       23.341819        28.095523        4,600.2664
  01/01/2013    to  12/31/2013       28.095523        35.645973        7,583.0879
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.737249        15.517735            0.0000
  01/01/2009    to  12/31/2009       15.517735        24.583253          477.2900
  01/01/2010    to  12/31/2010       24.583253        29.557023          675.3220
  01/01/2011    to  12/31/2011       29.557023        23.472725        1,051.2856
  01/01/2012    to  12/31/2012       23.472725        27.242307        1,048.5768
  01/01/2013    to  12/31/2013       27.242307        34.323009        1,396.1069
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      153.157879        88.318426            0.0000
  01/01/2009    to  12/31/2009       88.318426       120.930132          358.4400
  01/01/2010    to  12/31/2010      120.930132       140.962562          477.5351
  01/01/2011    to  12/31/2011      140.962562       132.531385          449.1940
  01/01/2012    to  12/31/2012      132.531385       153.441738          529.0095
  01/01/2013    to  12/31/2013      153.441738       196.071196          878.0574
============   ==== ==========      ==========       ==========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.235060        10.750454        266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986        277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424        176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037        116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835        100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287         90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110         82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810         69,009.1728
  01/01/2012    to  12/31/2012       11.588810        13.456152         69,092.6107
  01/01/2013    to  12/31/2013       13.456152        16.252062         61,196.2545
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446          5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381         29,163.0295
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334         62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034        134,695.0142
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279         25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407        106,154.1305
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.710020        17.243250         30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939         64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415         63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187         64,114.9242
  01/01/2013    to  12/31/2013       22.558187        24.223673         65,832.9796
============   ==== ==========       =========        =========        ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.773052         8.086305              0.0000
  01/01/2010    to  12/31/2010        8.086305         8.924167              0.0000
  01/01/2011    to  12/31/2011        8.924167         8.780642              0.0000
  01/01/2012    to  12/31/2012        8.780642         9.771984              0.0000
  01/01/2013    to  12/31/2013        9.771984        12.877765              0.0000
============   ==== ==========       =========        =========        ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.873616         9.201824        233,787.8379
   01/01/2009                             to  12/31/2009        9.201824        12.176868        226,420.8600
   01/01/2010                             to  12/31/2010       12.176868        13.886119        203,887.4580
   01/01/2011                             to  12/31/2011       13.886119        12.876948        181,275.4715
   01/01/2012                             to  12/31/2012       12.876948        15.932812        173,902.1391
   01/01/2013                             to  12/31/2013       15.932812        16.203410        168,721.1437
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        8.150279         7.367833        835,271.7525
   01/01/2012                             to  12/31/2012        7.367833         8.574900        766,531.6980
   01/01/2013                             to  12/31/2013        8.574900        12.262580        676,170.6117
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.396280        11.116150        367,326.8825
   01/01/2007                             to  12/31/2007       11.116150        10.271927        243,054.4120
   01/01/2008                             to  12/31/2008       10.271927         4.578276        255,592.6761
   01/01/2009                             to  12/31/2009        4.578276         6.203956        280,709.8600
   01/01/2010                             to  12/31/2010        6.203956         6.540272        272,006.9936
   01/01/2011                             to  04/29/2011        6.540272         6.945274              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004        9.864141        10.770073        353,045.4927
   01/01/2005                             to  12/31/2005       10.770073        11.308589        335,028.4967
   01/01/2006                             to  04/30/2006       11.308589        11.803783        331,487.3950
=============                            ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010647         1.045112      2,063,757.0497
   01/01/2013                             to  12/31/2013        1.045112         1.045571      1,893,930.5170
=============                            ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751      222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920      203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525      190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004      203,976.4960
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.109721        23.366842      330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199      145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186      177,908.4943
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT AMERICA'S
 VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.960884        13.830052       28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413       29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256       31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153       60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470      214,830.1202
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.119168         9.700066               0.0000
  01/01/2009    to  12/31/2009        9.700066        12.268249               0.0000
  01/01/2010    to  12/31/2010       12.268249        14.368942               0.0000
  01/01/2011    to  12/31/2011       14.368942        12.650759               0.0000
  01/01/2012    to  12/31/2012       12.650759        14.332137               0.0000
  01/01/2013    to  12/31/2013       14.332137        18.707998               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361         378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186         345,391.5204
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.960884        13.830052          28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413          29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256          31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945               0.0000
============   ==== ==========       =========        =========       ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2004    to  12/31/2004       10.537557        11.034807          60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229          58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286          51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532               0.0000
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597          41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641          57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338          69,384.5257
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.740900        12.119715           2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590           2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647          17,103.0465
  01/01/2013    to  12/31/2013       13.316647        13.214774          19,298.3165
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119           3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982         411,154.7260
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774          31,337.6918
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520         275,804.4530
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817         399,200.6228
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.700539         9.608357        111,570.0500
  01/01/2005    to  12/31/2005        9.608357         9.869788        108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630        103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847         98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170         93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859         85,049.8000
  01/01/2010    to  12/31/2010       10.290859        13.350550         74,115.1862
  01/01/2011    to  12/31/2011       13.350550        12.205173         63,069.4841
  01/01/2012    to  12/31/2012       12.205173        13.098874         62,685.7496
  01/01/2013    to  12/31/2013       13.098874        17.885829         62,860.3621
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735        16.240884              0.0000
  01/01/2006    to  12/31/2006       16.240884        18.560308          1,205.1141
  01/01/2007    to  12/31/2007       18.560308        19.368802          1,204.9552
  01/01/2008    to  12/31/2008       19.368802        11.307042          1,204.7785
  01/01/2009    to  12/31/2009       11.307042        15.525415              0.0000
  01/01/2010    to  12/31/2010       15.525415        17.677282            321.1372
  01/01/2011    to  12/31/2011       17.677282        15.903115            321.1372
  01/01/2012    to  12/31/2012       15.903115        18.925203            860.3008
  01/01/2013    to  12/31/2013       18.925203        23.627439          1,749.8660
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.551182              0.0000
  01/01/2009    to  12/31/2009        6.551182         8.533245          1,420.4100
  01/01/2010    to  12/31/2010        8.533245         9.022979          1,533.6458
  01/01/2011    to  12/31/2011        9.022979         8.251080          2,831.4383
  01/01/2012    to  12/31/2012        8.251080         9.903252          2,468.4873
  01/01/2013    to  04/26/2013        9.903252        10.514810              0.0000
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       13.411763        15.282910           2,762.3076
  01/01/2005    to  12/31/2005       15.282910        16.341558           2,673.0305
  01/01/2006    to  12/31/2006       16.341558        18.481049           2,807.6561
  01/01/2007    to  12/31/2007       18.481049        19.651335           2,842.4302
  01/01/2008    to  12/31/2008       19.651335        11.131126           2,849.3721
  01/01/2009    to  12/31/2009       11.131126        14.332933           2,377.5700
  01/01/2010    to  12/31/2010       14.332933        15.118310           1,728.2926
  01/01/2011    to  04/29/2011       15.118310        16.845504               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847        11.908891       2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923       1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851       1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020       1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672       1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043       1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182       1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299       1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480       1,104,260.1509
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       14.472057        14.069456             162.3384
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.523236        14.849583         332,603.1958
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.361441        18.702307               0.0000
  01/01/2007    to  12/31/2007       18.702307        19.286142           1,411.7552
  01/01/2008    to  12/31/2008       19.286142        12.721327           1,411.7552
  01/01/2009    to  12/31/2009       12.721327        15.478674          44,306.7700
  01/01/2010    to  12/31/2010       15.478674        17.668902          39,334.9706
  01/01/2011    to  12/31/2011       17.668902        16.565154          30,880.7126
  01/01/2012    to  12/31/2012       16.565154        17.991038          29,842.3216
  01/01/2013    to  12/31/2013       17.991038        23.514864          25,317.2119
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  01/01/2004    to  12/31/2004       10.523522        11.266366        130,493.3911
  01/01/2005    to  12/31/2005       11.266366        11.674945        130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941        133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097        213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915        206,888.9397
  01/01/2009    to  12/31/2009        7.215915         7.125379              0.0000
  01/01/2010    to  12/31/2010        7.125379         7.125379              0.0000
  01/01/2011    to  12/31/2011        7.125379         7.125379              0.0000
  01/01/2012    to  12/31/2012        7.125379         7.125379              0.0000
  01/01/2013    to  12/31/2013        7.125379         7.125379              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.935490        16.023358         20,298.5026
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.642651        18.277751              0.0000
  01/01/2007    to  12/31/2007       18.277751        19.143051          2,156.5649
  01/01/2008    to  12/31/2008       19.143051        16.781097          2,145.5949
  01/01/2009    to  12/31/2009       16.781097        21.935352          2,135.9800
  01/01/2010    to  12/31/2010       21.935352        24.167275          2,126.6894
  01/01/2011    to  12/31/2011       24.167275        24.598658          2,117.0173
  01/01/2012    to  12/31/2012       24.598658        26.965952          2,107.7093
  01/01/2013    to  12/31/2013       26.965952        26.894015          2,099.0343
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912         40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740         39,474.2888
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087        123,980.0761
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996        930,018.6103
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.990033         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441        307,667.6569
============   ==== ==========       =========        =========        ============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        8.679775        10.377335        310,482.4800
   01/01/2010                             to  12/31/2010       10.377335        11.439728        415,917.3046
   01/01/2011                             to  12/31/2011       11.439728        11.355300        517,220.4676
   01/01/2012                             to  12/31/2012       11.355300        12.584198        425,526.0812
   01/01/2013                             to  12/31/2013       12.584198        13.958021        425,456.7987
=============                            ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       11.442148        12.622618        612,207.5700
   01/01/2010                             to  12/31/2010       12.622618        13.359664        615,557.8327
   01/01/2011                             to  12/31/2011       13.359664        14.583906        522,777.4984
   01/01/2012                             to  12/31/2012       14.583906        15.630297        458,817.4301
   01/01/2013                             to  12/31/2013       15.630297        13.927562        448,389.8588
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       40.976171        45.351346        147,551.7942
   01/01/2005                             to  12/31/2005       45.351346        46.182080        135,425.3018
   01/01/2006                             to  12/31/2006       46.182080        53.537677        111,644.0358
   01/01/2007                             to  12/31/2007       53.537677        54.687755         83,716.1735
   01/01/2008                             to  12/31/2008       54.687755        34.270046         71,962.2722
   01/01/2009                             to  12/31/2009       34.270046        39.943971         65,681.7300
   01/01/2010                             to  12/31/2010       39.943971        46.029633         61,003.9945
   01/01/2011                             to  12/31/2011       46.029633        43.506636         57,106.0096
   01/01/2012                             to  12/31/2012       43.506636        50.533753         51,015.5267
   01/01/2013                             to  12/31/2013       50.533753        66.552437         41,204.0648
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   01/01/2004                             to  04/30/2004       10.196192         9.995761         82,813.3027
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004                             to  04/30/2004       10.154134         9.943881         14,871.2332
=============                            ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       42.608637        47.138957        782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932        263,824.3044
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
(FRANKLIN
 TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.985622        13.177793        127,201.6626
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.139506        12.155928         12,735.8640
  01/01/2005    to  12/31/2005       12.155928        12.563934          9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923          7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018          5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382          5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337          4,529.7600
  01/01/2010    to  04/30/2010       10.131337        10.809962              0.0000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183        716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655        607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334        572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492        528,126.6336
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.589326        14.587130       70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404       66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927       43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882       21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621       23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692       23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106       18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835       15,113.9477
  01/01/2012    to  12/31/2012       11.220835        13.153924       15,265.5663
  01/01/2013    to  12/31/2013       13.153924        14.875007       70,935.5639
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       15.873892        15.171972        9,739.7190
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696        41.321531       22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461       18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225       11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053        9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821        6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936        7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268        6,027.4945
  01/01/2012    to  12/31/2012       49.482268        52.133539        5,380.5383
  01/01/2013    to  12/31/2013       52.133539        50.687522        4,691.3680
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.530251        10.728696       28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951       25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725       25,042.0740
  01/01/2012    to  12/31/2012       11.291725        12.683100       23,714.7021
  01/01/2013    to  12/31/2013       12.683100        16.719582       22,713.1306
============   ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT
MET INVESTORS
 SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.877608        15.521237       40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205       29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478            0.0000
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061      1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997        734,027.6940
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.655482        11.735525      2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134      2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570      1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624      1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080      1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222      1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630      1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659        987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091        857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436        754,758.6576
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.817006         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.700696        12.027712            8,269.3475
  01/01/2005    to  04/30/2005       12.027712        11.048488                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.287149        10.881820           41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226           38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471           36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612           31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009           23,857.7688
  01/01/2012    to  12/31/2012       10.400009        11.326206           21,264.5951
  01/01/2013    to  12/31/2013       11.326206        16.506159           19,732.4225
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.691296        14.197922           14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897           14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559            6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954            7,454.5487
  01/01/2013    to  12/31/2013       16.281954        20.405601           12,789.2166
============   ==== ==========       =========        =========        ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.431707        11.371128           57,900.6652
  01/01/2005    to  12/31/2005       11.371128        11.487247           61,315.9763
  01/01/2006    to  12/31/2006       11.487247        12.629315           60,259.6990
  01/01/2007    to  12/31/2007       12.629315        12.913512           54,874.2925
  01/01/2008    to  12/31/2008       12.913512         9.848147           50,362.0820
  01/01/2009    to  12/31/2009        9.848147        11.442896           47,027.2100
  01/01/2010    to  12/31/2010       11.442896        12.340029           36,412.3790
  01/01/2011    to  12/31/2011       12.340029        12.382036           39,258.9125
  01/01/2012    to  12/31/2012       12.382036        13.535148           39,162.4583
  01/01/2013    to  12/31/2013       13.535148        15.779593           38,159.4139
============   ==== ==========       =========        =========        ==============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       15.369293        10.689187        1,509.5094
   01/01/2009                             to  12/31/2009       10.689187        12.659589            0.0000
   01/01/2010                             to  12/31/2010       12.659589        13.823887          395.9519
   01/01/2011                             to  12/31/2011       13.823887        13.664542          386.8603
   01/01/2012                             to  12/31/2012       13.664542        15.609448          370.5569
   01/01/2013                             to  12/31/2013       15.609448        20.756199      105,176.6217
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998027         6.581951       28,919.6475
   01/01/2009                             to  12/31/2009        6.581951         8.073191      214,997.4100
   01/01/2010                             to  12/31/2010        8.073191         8.803303      224,220.4211
   01/01/2011                             to  12/31/2011        8.803303         8.599289      234,873.0590
   01/01/2012                             to  12/31/2012        8.599289         9.620356      220,738.7279
   01/01/2013                             to  04/26/2013        9.620356        10.524851            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.068260        23.747926      123,293.2154
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.287476        15.297171      242,339.9123
   01/01/2008                             to  12/31/2008       15.297171         9.269262      172,029.0776
   01/01/2009                             to  12/31/2009        9.269262        12.450655      219,371.2700
   01/01/2010                             to  12/31/2010       12.450655        15.024065      188,859.8686
   01/01/2011                             to  12/31/2011       15.024065        13.977994      168,160.1761
   01/01/2012                             to  12/31/2012       13.977994        14.452926      162,175.7777
   01/01/2013                             to  04/26/2013       14.452926        15.651038            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   01/01/2004                             to  12/31/2004       13.866110        16.114072       19,017.9258
   01/01/2005                             to  12/31/2005       16.114072        17.376400       20,894.9824
   01/01/2006                             to  12/31/2006       17.376400        19.562422       16,151.1848
   01/01/2007                             to  04/27/2007       19.562422        21.239450            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   05/01/2006                             to  12/31/2006       11.351983        11.991700            0.0000
   01/01/2007                             to  04/27/2007       11.991700        13.228923            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556        11.806694        115,275.7162
  01/01/2005    to  12/31/2005       11.806694        12.330450        161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249        288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070        181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138        155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152        138,554.2100
  01/01/2010    to  12/31/2010       11.732152        13.452354        145,468.9307
  01/01/2011    to  12/31/2011       13.452354        13.036443        122,075.6401
  01/01/2012    to  12/31/2012       13.036443        15.193594        110,026.6603
  01/01/2013    to  12/31/2013       15.193594        20.707934        157,219.9614
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.477682        12.475648         18,684.5010
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619         44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464         44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703         39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368         31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987         29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768         27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450         19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865         19,290.9924
  01/01/2012    to  12/31/2012       17.093865        19.458084         18,501.6996
  01/01/2013    to  12/31/2013       19.458084        27.552818         16,828.0540
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.482618        11.683449         42,118.1236
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.814957        18.651343          8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514          6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272          3,585.4584
  01/01/2013    to  12/31/2013       15.377272        16.727253          3,077.9265
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.005481        13.184189          11,026.5844
  01/01/2005    to  12/31/2005       13.184189        13.662644          12,226.0340
  01/01/2006    to  12/31/2006       13.662644        15.948392          15,280.4506
  01/01/2007    to  12/31/2007       15.948392        16.161662          15,645.9280
  01/01/2008    to  12/31/2008       16.161662        10.929363          15,419.3632
  01/01/2009    to  12/31/2009       10.929363        13.680994          13,959.8100
  01/01/2010    to  12/31/2010       13.680994        15.131025          13,313.9541
  01/01/2011    to  12/31/2011       15.131025        15.147205          13,121.5387
  01/01/2012    to  12/31/2012       15.147205        17.747339          12,923.9836
  01/01/2013    to  12/31/2013       17.747339        23.081210          10,231.5511
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.381126        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383       1,244,756.5605
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.445615        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689      16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801      15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811      14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678      13,359,110.2385
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574        3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462        2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466        2,091,940.1540
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.060731        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780       12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927       11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509       11,423,391.3074
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269          378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104          557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990          567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064          544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994          526,519.1755
  01/01/2013    to  04/26/2013       10.532994        11.324926                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353        3,999,718.6892
============   ==== ==========       =========        =========       ===============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                     AMERICAN FUNDS                                  DWS II
                                               AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------    ------------------    ------------------    ------------------
ASSETS:
   Investments at fair value..............   $      122,929,910    $       29,677,084    $      147,932,831    $          482,039
   Due from MetLife Investors
     Insurance Company....................                   --                    --                    --                    --
                                             ------------------    ------------------    ------------------    ------------------
       Total Assets.......................          122,929,910            29,677,084           147,932,831               482,039
                                             ------------------    ------------------    ------------------    ------------------
LIABILITIES:
   Accrued fees...........................                   46                    67                    73                    26
   Due to MetLife Investors
     Insurance Company....................                    6                     5                     3                     1
                                             ------------------    ------------------    ------------------    ------------------
       Total Liabilities..................                   52                    72                    76                    27
                                             ------------------    ------------------    ------------------    ------------------

NET ASSETS................................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      122,929,858    $       29,677,012    $      147,921,532    $          481,232
   Net assets from contracts in payout....                   --                    --                11,223                   780
                                             ------------------    ------------------    ------------------    ------------------
       Total Net Assets...................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES   INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         6,033,163  $            126,890  $        30,101,171  $         6,558,375
   Due from MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            6,033,163               126,890           30,101,171            6,558,375
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                    10                   54                  108
   Due to MetLife Investors
     Insurance Company..................                    3                    --                    3                    4
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   63                    10                   57                  112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,033,100  $            126,880  $        30,044,457  $         6,519,559
   Net assets from contracts in payout..                   --                    --               56,657               38,704
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================

                                                 MIST
                                           ALLIANCEBERNSTEIN       MIST AMERICAN        MIST AMERICAN
                                            GLOBAL DYNAMIC        FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN
                                              ALLOCATION            ALLOCATION           ALLOCATION          FUNDS GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,463,237  $       250,188,243  $        257,567,768  $        29,653,015
   Due from MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           27,463,237          250,188,243           257,567,768           29,653,015
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   74                   57                    55                   89
   Due to MetLife Investors
     Insurance Company..................                    2                    2                     8                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   76                   59                    63                   97
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================


                                              MIST AMERICAN
                                             FUNDS MODERATE       MIST AQR GLOBAL
                                               ALLOCATION          RISK BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       120,520,480  $        14,540,702
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          120,520,480           14,540,702
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   60                  101
   Due to MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   61                  102
                                          -------------------  -------------------

NET ASSETS..............................  $       120,520,419  $        14,540,600
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       120,520,419  $        14,540,600
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       120,520,419  $        14,540,600
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            MIST BLACKROCK
                                            GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK      MIST CLARION GLOBAL
                                              STRATEGIES           HIGH YIELD         LARGE CAP CORE          REAL ESTATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,090,022  $        17,263,692  $         7,879,524  $        38,352,719
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           58,090,022           17,263,692            7,879,524           38,352,719
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   82                  117                   61                  151
   Due to MetLife Investors
     Insurance Company..................                    3                    5                    2                    7
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   85                  122                   63                  158
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,089,937  $        17,263,570  $         7,879,461  $        38,307,138
   Net assets from contracts in payout..                   --                   --                   --               45,423
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================

                                                                                                               MIST HARRIS
                                            MIST CLEARBRIDGE     MIST CLEARBRIDGE     MIST GOLDMAN SACHS         OAKMARK
                                          AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,991,206  $       101,728,961  $        19,638,277  $        72,879,421
   Due from MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             4,991,206          101,728,961           19,638,277           72,879,421
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    53                  133                  130                   74
   Due to MetLife Investors
     Insurance Company..................                     4                    4                    8                    5
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    57                  137                  138                   79
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,991,149  $       101,652,834  $        19,633,177  $        72,871,005
   Net assets from contracts in payout..                    --               75,990                4,962                8,337
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK        MIST INVESCO
                                               ALLOCATION            COMSTOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        19,667,216  $       130,402,858
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           19,667,216          130,402,858
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                  121
   Due to MetLife Investors
     Insurance Company..................                    3                    3
                                          -------------------  -------------------
       Total Liabilities................                   90                  124
                                          -------------------  -------------------

NET ASSETS..............................  $        19,667,126  $       130,402,734
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,667,126  $       130,285,474
   Net assets from contracts in payout..                   --              117,260
                                          -------------------  -------------------
       Total Net Assets.................  $        19,667,126  $       130,402,734
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST JPMORGAN
                                              MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                              MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       210,304,188  $        59,587,434  $        12,506,320  $        10,517,901
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          210,304,188           59,587,434           12,506,320           10,517,901
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                   96                   81                   82
   Due to MetLife Investors
     Insurance Company..................                    6                    4                    5                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  165                  100                   86                   84
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       209,394,230  $        59,558,106  $        12,506,234  $        10,517,817
   Net assets from contracts in payout..              909,793               29,228                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================


                                              MIST JPMORGAN     MIST LOOMIS SAYLES   MIST LORD ABBETT      MIST MET/EATON
                                             SMALL CAP VALUE      GLOBAL MARKETS      BOND DEBENTURE     VANCE FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,530,827  $        15,197,619  $       236,290,207  $         4,880,312
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            9,530,827           15,197,619          236,290,207            4,880,312
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   68                  167                   97
   Due to MetLife Investors
     Insurance Company..................                    6                    2                    7                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   92                   70                  174                  100
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,530,735  $        15,197,549  $       235,459,482  $         4,880,212
   Net assets from contracts in payout..                   --                   --              830,551                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================

                                           MIST MET/FRANKLIN
                                          LOW DURATION TOTAL   MIST MET/TEMPLETON
                                                RETURN         INTERNATIONAL BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,817,163  $         5,578,760
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,817,163            5,578,760
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   48
   Due to MetLife Investors
     Insurance Company..................                    2                    1
                                          -------------------  -------------------
       Total Liabilities................                  123                   49
                                          -------------------  -------------------

NET ASSETS..............................  $        27,817,040  $         5,578,711
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,817,040  $         5,578,711
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        27,817,040  $         5,578,711
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                          AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       217,076,647  $       116,669,212  $     2,838,829,008  $       399,075,640
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          217,076,647          116,669,212        2,838,829,008          399,075,640
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   72                   73                   53
   Due to MetLife Investors
     Insurance Company..................                    5                    3                    4                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   61                   75                   77                   56
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       217,076,586  $       116,669,137  $     2,838,182,362  $       399,033,178
   Net assets from contracts in payout..                   --                   --              646,569               42,406
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================

                                                                                        MIST METLIFE
                                              MIST METLIFE         MIST METLIFE          MULTI-INDEX       MIST MFS EMERGING
                                             GROWTH STRATEGY     MODERATE STRATEGY      TARGETED RISK       MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,930,455,024  $     1,005,233,900  $           377,900  $        59,292,715
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        1,930,455,024        1,005,233,900              377,900           59,292,715
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   59                   39                   39                  128
   Due to MetLife Investors
     Insurance Company..................                    4                    4                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   63                   43                   39                  132
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,930,433,788  $     1,005,158,893  $           377,861  $        59,063,583
   Net assets from contracts in payout..               21,173               74,964                   --              229,000
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================


                                            MIST MFS RESEARCH   MIST MORGAN STANLEY
                                              INTERNATIONAL       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       141,100,750  $        76,130,705
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          141,100,750           76,130,705
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                  117
   Due to MetLife Investors
     Insurance Company..................                   10                    8
                                          -------------------  --------------------
       Total Liabilities................                  204                  125
                                          -------------------  --------------------

NET ASSETS..............................  $       141,100,546  $        76,130,580
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       140,758,880  $        76,001,512
   Net assets from contracts in payout..              341,666              129,068
                                          -------------------  --------------------
       Total Net Assets.................  $       141,100,546  $        76,130,580
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                   MIST PIMCO
                                           MIST OPPENHEIMER    INFLATION PROTECTED      MIST PIMCO
                                             GLOBAL EQUITY            BOND             TOTAL RETURN       MIST PIONEER FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $       51,152,382  $       102,943,973   $       508,804,395  $       99,844,208
   Due from MetLife Investors
     Insurance Company..................                  --                   --                    --                  --
                                          ------------------  --------------------  -------------------  ------------------
       Total Assets.....................          51,152,382          102,943,973           508,804,395          99,844,208
                                          ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  99                  124                   122                 194
   Due to MetLife Investors
     Insurance Company..................                   5                    3                     3                  12
                                          ------------------  --------------------  -------------------  ------------------
       Total Liabilities................                 104                  127                   125                 206
                                          ------------------  --------------------  -------------------  ------------------

NET ASSETS..............................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       51,086,588  $       102,923,905   $       508,263,339  $       99,350,842
   Net assets from contracts in payout..              65,690               19,941               540,931             493,160
                                          ------------------  --------------------  -------------------  ------------------
       Total Net Assets.................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================

                                                                                                          MIST SCHRODERS
                                             MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS           GLOBAL
                                           STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK         MULTI-ASSET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        16,641,659  $        4,571,032  $         3,558,093  $         9,704,762
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................           16,641,659           4,571,032            3,558,093            9,704,762
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  59                   57                   91
   Due to MetLife Investors
     Insurance Company..................                    4                   2                    1                    2
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                  163                  61                   58                   93
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
   Net assets from contracts in payout..                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================


                                           MIST SSGA GROWTH         MIST SSGA
                                            AND INCOME ETF         GROWTH ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $      168,487,878  $        58,809,037
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................         168,487,878           58,809,037
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  61                   82
   Due to MetLife Investors
     Insurance Company..................                   2                    8
                                          ------------------  -------------------
       Total Liabilities................                  63                   90
                                          ------------------  -------------------

NET ASSETS..............................  $      168,487,815  $        58,808,947
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      168,487,815  $        58,808,947
   Net assets from contracts in payout..                  --                   --
                                          ------------------  -------------------
       Total Net Assets.................  $      168,487,815  $        58,808,947
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       661,695,103  $        86,470,792  $        59,255,466  $        19,482,996
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          661,695,103           86,470,792           59,255,466           19,482,996
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  183                  162                  154                  108
   Due to MetLife Investors
     Insurance Company..................                    4                    3                    5                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  187                  165                  159                  114
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       657,165,988  $        86,436,965  $        59,246,004  $        19,482,882
   Net assets from contracts in payout..            4,528,928               33,662                9,303                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================

                                              MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                          AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION     MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         3,330,583  $        93,928,370   $        11,748,823  $        97,827,830
   Due from MetLife Investors
     Insurance Company..................                    --                   --                    --                   14
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................             3,330,583           93,928,370            11,748,823           97,827,844
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   117                   91                    84                  140
   Due to MetLife Investors
     Insurance Company..................                     4                    3                     7                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   121                   94                    91                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,330,462  $        93,875,540   $        11,725,006  $        97,679,683
   Net assets from contracts in payout..                    --               52,736                23,726              148,021
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================

                                           MSF DAVIS VENTURE      MSF FRONTIER
                                                 VALUE           MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       231,721,957  $        10,360,769
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          231,721,957           10,360,769
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  112
   Due to MetLife Investors
     Insurance Company..................                    4                    2
                                          -------------------  -------------------
       Total Liabilities................                  125                  114
                                          -------------------  -------------------

NET ASSETS..............................  $       231,721,832  $        10,360,655
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       231,320,079  $        10,358,679
   Net assets from contracts in payout..              401,753                1,976
                                          -------------------  -------------------
       Total Net Assets.................  $       231,721,832  $        10,360,655
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                        MSF MET/DIMENSIONAL
                                             MSF JENNISON       MSF LOOMIS SAYLES    MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                GROWTH          SMALL CAP GROWTH      MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      148,420,251  $        18,599,354  $        46,665,700  $        3,758,193
   Due from MetLife Investors
     Insurance Company..................                  --                   --                   --                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Assets.....................         148,420,251           18,599,354           46,665,700           3,758,193
                                          ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                 143                  111                   99                 141
   Due to MetLife Investors
     Insurance Company..................                   3                    5                    7                  13
                                          ------------------  -------------------  -------------------  -------------------
       Total Liabilities................                 146                  116                  106                 154
                                          ------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      148,244,865  $        18,595,800  $        46,654,693  $        3,758,039
   Net assets from contracts in payout..             175,240                3,438               10,901                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================


                                              MSF METLIFE          MSF METLIFE            MSF MFS
                                          MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN        MSF MFS VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,308,881  $       42,940,325  $       106,290,437  $       199,810,278
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................            4,308,881          42,940,325          106,290,437          199,810,278
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   67                  53                   96                  134
   Due to MetLife Investors
     Insurance Company..................                    1                   2                    5                    5
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                   68                  55                  101                  139
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,308,813  $       42,940,270  $       106,123,622  $       199,792,290
   Net assets from contracts in payout..                   --                  --              166,714               17,849
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================


                                               MSF MSCI           MSF NEUBERGER
                                              EAFE INDEX         BERMAN GENESIS
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $        1,975,193  $        51,389,724
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................           1,975,193           51,389,724
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  57                  166
   Due to MetLife Investors
     Insurance Company..................                   6                    7
                                          ------------------  -------------------
       Total Liabilities................                  63                  173
                                          ------------------  -------------------

NET ASSETS..............................  $        1,975,130  $        51,389,551
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        1,975,130  $        51,286,914
   Net assets from contracts in payout..                  --              102,637
                                          ------------------  -------------------
       Total Net Assets.................  $        1,975,130  $        51,389,551
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                  INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $         5,051,871  $        69,174,426  $        12,760,582  $        4,673,331
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Assets.....................            5,051,871           69,174,426           12,760,582           4,673,331
                                          -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   59                  121                   99                  59
   Due to MetLife Investors
     Insurance Company..................                   --                    5                    8                   2
                                          -------------------  -------------------  -------------------  ------------------
       Total Liabilities................                   59                  126                  107                  61
                                          -------------------  -------------------  -------------------  ------------------

NET ASSETS..............................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,051,812  $        69,069,517  $        12,758,735  $        4,673,270
   Net assets from contracts in payout..                   --              104,783                1,740                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Net Assets.................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC      MANAGEMENT            PIMCO VIT            PIMCO VIT
                                           BOND OPPORTUNITIES     U.S. GOVERNMENT        HIGH YIELD          LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value............   $         6,673,541  $         7,631,000  $        7,251,941  $         9,300,774
   Due from MetLife Investors
     Insurance Company..................                    --                   --                  --                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Assets.....................             6,673,541            7,631,000           7,251,941            9,300,774
                                          --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   84                  65                   47
   Due to MetLife Investors
     Insurance Company..................                     1                    1                  --                    1
                                          --------------------  -------------------  ------------------  -------------------
       Total Liabilities................                    53                   85                  65                   48
                                          --------------------  -------------------  ------------------  -------------------

NET ASSETS..............................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         6,667,731  $         7,630,915  $        7,251,344  $         9,300,726
   Net assets from contracts in payout..                 5,757                   --                 532                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Net Assets.................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================


                                                PUTNAM VT           PUTNAM VT
                                              EQUITY INCOME     MULTI-CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,161,957  $         2,459,539
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,161,957            2,459,539
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   98                   58
   Due to MetLife Investors
     Insurance Company..................                    5                    3
                                          -------------------  -------------------
       Total Liabilities................                  103                   61
                                          -------------------  -------------------

NET ASSETS..............................  $        27,161,854  $         2,459,478
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,088,981  $         2,414,337
   Net assets from contracts in payout..               72,873               45,141
                                          -------------------  -------------------
       Total Net Assets.................  $        27,161,854  $         2,459,478
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                           RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                 EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES          EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,617,971  $          6,859,536  $            983,403  $           8,492,116
   Due from MetLife Investors
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             1,617,971             6,859,536               983,403              8,492,116
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     8                     8                    12                      5
   Due to MetLife Investors
     Insurance Company..................                     3                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    11                     8                    12                      5
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,576,251  $          6,853,097  $            982,446  $           8,178,012
   Net assets from contracts in payout..                41,709                 6,431                   945                314,099
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================


                                            RUSSELL NON-U.S.
                                               SUB-ACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          3,509,302
   Due from MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................             3,509,302
                                          --------------------
LIABILITIES:
   Accrued fees.........................                     8
   Due to MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                     8
                                          --------------------

NET ASSETS..............................  $          3,509,294
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,505,939
   Net assets from contracts in payout..                 3,355
                                          --------------------
        Total Net Assets................  $          3,509,294
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                      AMERICAN FUNDS                                 DWS II
                                                AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS         GOVERNMENT &
                                                 GLOBAL GROWTH        CAPITALIZATION           GROWTH           AGENCY SECURITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,398,312  $           241,221  $          1,279,990  $            17,440
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               706,124              177,526               871,717                7,132
      Administrative charges...............               283,685               69,526               347,139                1,105
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               989,809              247,052             1,218,856                8,237
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               408,503              (5,831)                61,134                9,203
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --               23,722
      Realized gains (losses) on sale of
        investments........................             4,192,451            1,017,142             7,384,758              (3,693)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,192,451            1,017,142             7,384,758               20,029
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            23,703,654            5,661,018            27,933,318             (55,900)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            27,896,105            6,678,160            35,318,076             (35,871)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,304,608  $         6,672,329  $         35,379,210  $          (26,668)
                                             ====================  ===================  ====================  ===================


                                                                      FIDELITY VIP
                                                 FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                                 EQUITY-INCOME        OPPORTUNITIES      FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           130,505  $                350  $           688,859  $             67,261
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               71,576                 1,488              347,149                75,774
      Administrative charges...............               13,353                   177               65,061                13,752
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               84,929                 1,665              412,210                89,526
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               45,576               (1,315)              276,649              (22,265)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              381,239                    59                   --                    --
      Realized gains (losses) on sale of
        investments........................               65,811                 5,999              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              447,050                 6,058              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              798,810                31,463            4,864,366               765,351
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,245,860                37,521            5,289,751             1,008,110
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,291,436  $             36,206  $         5,566,400  $            985,845
                                             ===================  ====================  ===================  ====================

                                                     MIST
                                               ALLIANCEBERNSTEIN      MIST AMERICAN
                                                GLOBAL DYNAMIC       FUNDS BALANCED
                                                  ALLOCATION           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           320,705  $          3,299,587
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              181,398             3,205,871
      Administrative charges...............               63,541               598,030
                                             -------------------  --------------------
        Total expenses.....................              244,939             3,803,901
                                             -------------------  --------------------
           Net investment income (loss)....               75,766             (504,314)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              533,033            14,837,357
      Realized gains (losses) on sale of
        investments........................              146,626             6,758,543
                                             -------------------  --------------------
           Net realized gains (losses).....              679,659            21,595,900
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,608,358            15,798,540
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,017            37,394,440
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,363,783  $         36,890,126
                                             ===================  ====================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN                             MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL
                                                  ALLOCATION          FUNDS GROWTH          ALLOCATION          RISK BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,504,824  $           121,418  $         2,038,860  $           387,959
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,233,916              370,134            1,622,052              194,178
      Administrative charges...............              607,822               68,901              304,514               44,360
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,841,738              439,035            1,926,566              238,538
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,336,914)            (317,617)              112,294              149,421
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,821,263            1,350,165            6,724,859              722,936
      Realized gains (losses) on sale of
        investments........................            9,283,709            2,032,647            4,447,683            (475,884)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           23,104,972            3,382,812           11,172,542              247,052
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           28,587,618            3,693,791            2,212,586          (1,503,984)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           51,692,590            7,076,603           13,385,128          (1,256,932)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        50,355,676  $         6,758,986  $        13,497,422  $       (1,107,511)
                                             ===================  ===================  ===================  ===================

                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 STRATEGIES           HIGH YIELD         LARGE CAP CORE         REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           680,514  $         1,069,140  $            86,033  $         2,746,301
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              405,859              194,264               46,036              499,988
      Administrative charges...............              131,214               41,668               18,088               95,786
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              537,073              235,932               64,124              595,774
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              143,441              833,208               21,909            2,150,527
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,100,009              434,394                   --                   --
      Realized gains (losses) on sale of
        investments........................              403,967              181,920              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,503,976              616,314              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,882,847            (181,934)            1,681,665          (1,020,469)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,386,823              434,380            2,039,466          (1,345,385)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,530,264  $         1,267,588  $         2,061,375  $           805,142
                                             ===================  ===================  ===================  ===================


                                               MIST CLEARBRIDGE     MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            16,713  $           229,026
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                49,725            1,194,262
      Administrative charges...............                 9,636              219,537
                                             --------------------  -------------------
        Total expenses.....................                59,361            1,413,799
                                             --------------------  -------------------
          Net investment income (loss).....              (42,648)          (1,184,773)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................               209,947            5,254,385
                                             --------------------  -------------------
          Net realized gains (losses)......               209,947            5,254,385
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               809,251           28,494,295
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,019,198           33,748,680
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           976,550  $        32,563,907
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST HARRIS         MIST INVESCO
                                             MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK        MIST INVESCO
                                                MID CAP VALUE        INTERNATIONAL         ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           169,034  $         1,670,380  $               --  $         1,276,175
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              274,897              971,967             243,216              959,670
      Administrative charges...............               46,926              168,453              55,010              290,220
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              321,823            1,140,420             298,226            1,249,890
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (152,789)              529,960           (298,226)               26,285
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              671,473                   --             232,302                   --
      Realized gains (losses) on sale of
        investments........................              648,430            1,833,456               9,164            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,319,903            1,833,456             241,466            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,772,355           14,288,746              28,016           30,821,728
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,092,258           16,122,202             269,482           34,065,337
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,939,469  $        16,652,162  $         (28,744)  $        34,091,622
                                             ===================  ===================  ==================  ===================

                                                                                                               MIST JPMORGAN
                                                MIST INVESCO         MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE      SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,563,060  $           124,149  $            40,331  $             8,048
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           1,988,492              722,542              189,726               74,884
      Administrative charges...............             476,921              129,106               35,458               22,870
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           2,465,413              851,648              225,184               97,754
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (902,353)            (727,499)            (184,853)             (89,706)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            3,213,474               63,377               47,484
      Realized gains (losses) on sale of
        investments........................           2,802,789            2,517,900            1,400,491              211,707
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,802,789            5,731,374            1,463,868              259,191
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          48,920,722           11,841,418          (1,951,764)              627,553
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          51,723,511           17,572,792            (487,896)              886,744
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       50,821,158  $        16,845,293  $         (672,749)  $           797,038
                                             ==================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES
                                               SMALL CAP VALUE      GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            42,689  $          360,248
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................               57,518             213,694
      Administrative charges...............               21,867              37,959
                                             -------------------  ------------------
        Total expenses.....................               79,385             251,653
                                             -------------------  ------------------
          Net investment income (loss).....             (36,696)             108,595
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              426,468             726,882
                                             -------------------  ------------------
          Net realized gains (losses)......              426,468             726,882
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,016,956           1,299,077
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,443,424           2,025,959
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,406,728  $        2,134,554
                                             ===================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                          MIST MET/FRANKLIN
                                              MIST LORD ABBETT       MIST MET/EATON      LOW DURATION TOTAL   MIST MET/TEMPLETON
                                               BOND DEBENTURE      VANCE FLOATING RATE         RETURN         INTERNATIONAL BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,580,668  $           134,315   $           305,441  $           110,113
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,610,384               55,302               194,959               42,788
      Administrative charges...............              567,207                9,676                55,578               13,853
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,177,591               64,978               250,537               56,641
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....           13,403,077               69,337                54,904               53,472
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               15,990                    --               24,834
      Realized gains (losses) on sale of
        investments........................            3,279,512               16,123                16,310              (3,442)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            3,279,512               32,113                16,310               21,392
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (991,494)             (21,021)              (43,087)             (75,084)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,018               11,092              (26,777)             (53,692)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,691,095  $            80,429   $            28,127  $             (220)
                                             ===================  ====================  ===================  ===================


                                                 MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              AGGRESSIVE STRATEGY      BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,542,082   $         1,173,246  $         54,754,137  $        13,003,979
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,609,775               674,744            26,439,935            5,049,384
      Administrative charges...............              507,518               249,760             6,806,444            1,072,741
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,117,293               924,504            33,246,379            6,122,125
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,575,211)               248,742            21,507,758            6,881,854
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,895,244                    --           10,530,600
      Realized gains (losses) on sale of
        investments........................            7,431,029               546,545            46,525,347            9,905,738
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,431,029             2,441,789            46,525,347           20,436,338
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           43,217,486             9,701,355           381,202,233            3,703,658
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           50,648,515            12,143,144           427,727,580           24,139,996
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        49,073,304   $        12,391,886  $        449,235,338  $        31,021,850
                                             ====================  ===================  ====================  ===================


                                                MIST METLIFE          MIST METLIFE
                                               GROWTH STRATEGY      MODERATE STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,780,403  $        23,510,709
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           20,871,300           10,117,455
      Administrative charges...............            4,356,680            2,476,380
                                             -------------------  -------------------
        Total expenses.....................           25,227,980           12,593,835
                                             -------------------  -------------------
          Net investment income (loss).....            (447,577)           10,916,874
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,802,215
      Realized gains (losses) on sale of
        investments........................           27,198,325           16,576,482
                                             -------------------  -------------------
          Net realized gains (losses)......           27,198,325           18,378,697
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          347,398,687           89,825,176
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          374,597,012          108,203,873
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       374,149,435  $       119,120,747
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST METLIFE
                                                 MULTI-INDEX       MIST MFS EMERGING    MIST MFS RESEARCH  MIST MORGAN STANLEY
                                                TARGETED RISK       MARKETS EQUITY        INTERNATIONAL      MID CAP GROWTH
                                               SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               857  $          582,435  $         3,517,691  $           450,564
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,485             599,329            1,510,777              585,005
      Administrative charges...............                  322             131,520              311,342              164,854
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................                1,807             730,849            1,822,119              749,859
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....                (950)           (148,414)            1,695,572            (299,295)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,496                  --                   --                   --
      Realized gains (losses) on sale of
        investments........................                  299           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......                6,795           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               15,751         (3,220,289)           21,259,599           19,016,467
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               22,546         (3,326,336)           20,519,659           22,421,642
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            21,596  $      (3,474,750)  $        22,215,231  $        22,122,347
                                             ===================  ==================  ===================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED      MIST PIMCO
                                                 GLOBAL EQUITY           BOND             TOTAL RETURN       MIST PIONEER FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           412,949  $         2,444,812  $       23,185,357  $         3,064,393
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              251,769            1,216,865           5,281,377              919,777
      Administrative charges...............               98,504              282,967           1,321,846              210,405
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              350,273            1,499,832           6,603,223            1,130,182
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....               62,676              944,980          16,582,134            1,934,211
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,529,814          10,745,621                   --
      Realized gains (losses) on sale of
        investments........................              840,499            (732,439)           1,760,478            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              840,499            5,797,375          12,506,099            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,213,059         (19,255,424)        (46,315,981)           17,649,916
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,053,558         (13,458,049)        (33,809,882)           23,758,075
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,116,234  $      (12,513,069)  $     (17,227,748)  $        25,692,286
                                             ===================  ===================  ==================  ===================


                                                 MIST PIONEER        MIST PYRAMIS
                                               STRATEGIC INCOME    GOVERNMENT INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           719,446  $            82,442
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              154,828               37,970
      Administrative charges...............               39,496               13,371
                                             -------------------  -------------------
        Total expenses.....................              194,324               51,341
                                             -------------------  -------------------
          Net investment income (loss).....              525,122               31,101
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               41,401               51,262
      Realized gains (losses) on sale of
        investments........................              153,594             (87,821)
                                             -------------------  -------------------
          Net realized gains (losses)......              194,995             (36,559)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (641,291)            (326,499)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (446,296)            (363,058)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            78,826  $         (331,957)
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                     MIST SCHRODERS
                                                 MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH         MIST SSGA
                                                 MANAGED RISK          MULTI-ASSET        AND INCOME ETF         GROWTH ETF
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            27,207  $               664  $         4,139,479  $         1,110,071
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               12,755               81,258            1,565,098              654,797
      Administrative charges...............                2,536               20,008              411,750              135,066
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               15,291              101,266            1,976,848              789,863
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               11,916            (100,602)            2,162,631              320,208
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               60,970               28,544            3,888,201            1,921,277
      Realized gains (losses) on sale of
        investments........................                7,579               67,313            2,304,249            1,372,327
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               68,549               95,857            6,192,450            3,293,604
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               82,837              649,309            9,798,640            4,682,523
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              151,386              745,166           15,991,090            7,976,127
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           163,302  $           644,564  $        18,153,721  $         8,296,335
                                             ===================  ===================  ===================  ===================


                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                               LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,356,354  $           184,505  $           527,010  $            77,538
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,118,071            1,066,977              773,850              188,533
      Administrative charges...............            1,349,886              196,427              135,127               36,700
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,467,957            1,263,404              908,977              225,233
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,888,397          (1,078,899)            (381,967)            (147,695)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,111,435                   --                   --
      Realized gains (losses) on sale of
        investments........................           18,386,497            2,941,077            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           18,386,497            7,052,512            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          155,015,468           17,372,198           12,668,658            2,223,929
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          173,401,965           24,424,710           14,808,558            2,178,640
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       175,290,362  $        23,345,811  $        14,426,591  $         2,030,945
                                             ===================  ===================  ===================  ===================


                                                 MSF BARCLAYS         MSF BLACKROCK
                                             AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            95,863  $         3,536,033
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                44,339              688,937
      Administrative charges...............                 7,855              228,437
                                             --------------------  -------------------
        Total expenses.....................                52,194              917,374
                                             --------------------  -------------------
          Net investment income (loss).....                43,669            2,618,659
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,288,983
      Realized gains (losses) on sale of
        investments........................              (39,211)              146,759
                                             --------------------  -------------------
          Net realized gains (losses)......              (39,211)            2,435,742
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (131,964)          (6,914,788)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (171,175)          (4,479,046)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (127,506)  $       (1,860,387)
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK        MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                             CAPITAL APPRECIATION     MONEY MARKET             VALUE           MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            89,236   $                --  $         2,760,860  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................              109,558             1,352,980            2,520,863              97,055
      Administrative charges...............               22,612               253,273              540,172              16,834
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              132,170             1,606,253            3,061,035             113,889
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (42,934)           (1,606,253)            (300,175)           (113,889)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --            3,664,156                  --
      Realized gains (losses) on sale of
        investments........................              622,643                    --            9,297,164             111,302
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              622,643                    --           12,961,320             111,302
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,451,903                    --           46,955,909           1,787,082
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,074,546                    --           59,917,229           1,898,384
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,031,612   $       (1,606,253)  $        59,617,054  $        1,784,495
                                             ====================  ===================  ===================  ==================

                                                                                                            MSF MET/DIMENSIONAL
                                                MSF JENNISON       MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                   GROWTH          SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           311,875  $                --  $          323,038  $            40,129
                                             -------------------  -------------------  ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,728,915              155,661             624,023               30,395
      Administrative charges...............              323,822               42,205             106,375                6,955
                                             -------------------  -------------------  ------------------  --------------------
        Total expenses.....................            2,052,737              197,866             730,398               37,350
                                             -------------------  -------------------  ------------------  --------------------
          Net investment income (loss).....          (1,740,862)            (197,866)           (407,360)                2,779
                                             -------------------  -------------------  ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,389,903                   --                  --               62,738
      Realized gains (losses) on sale of
        investments........................            2,851,542            1,235,848             486,945               29,432
                                             -------------------  -------------------  ------------------  --------------------
          Net realized gains (losses)......            4,241,445            1,235,848             486,945               92,170
                                             -------------------  -------------------  ------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           38,020,336            5,362,656          12,204,394              621,901
                                             -------------------  -------------------  ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           42,261,781            6,598,504          12,691,339              714,071
                                             -------------------  -------------------  ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        40,520,919  $         6,400,638  $       12,283,979  $           716,850
                                             ===================  ===================  ==================  ====================


                                                  MSF METLIFE           MSF METLIFE
                                              MID CAP STOCK INDEX       STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            33,339   $           651,745
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               54,542               558,617
      Administrative charges...............                8,961                98,005
                                             --------------------  -------------------
        Total expenses.....................               63,503               656,622
                                             --------------------  -------------------
          Net investment income (loss).....             (30,164)               (4,877)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              100,440               597,352
      Realized gains (losses) on sale of
        investments........................              169,866             1,205,036
                                             --------------------  -------------------
          Net realized gains (losses)......              270,306             1,802,388
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              678,992             8,303,585
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              949,298            10,105,973
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           919,134   $        10,101,096
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,537,092  $           962,517  $           39,328  $            10,349
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              752,783            1,019,089              21,096              393,903
      Administrative charges...............              256,363              365,563               4,006               74,425
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,009,146            1,384,652              25,102              468,328
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            1,527,946            (422,135)              14,226            (457,979)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,844,825                  --                   --
      Realized gains (losses) on sale of
        investments........................            1,634,403            3,046,876              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,634,403            4,891,701              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,776,442           34,235,330             212,770           10,963,148
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           15,410,845           39,127,031             279,066           11,639,354
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,938,791  $        38,704,896  $          293,292  $        11,181,375
                                             ===================  ===================  ==================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           34,172  $            57,839  $            25,042  $            29,409
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              48,740              778,027              140,134               36,572
      Administrative charges...............               8,366              142,316               24,632               11,706
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              57,106              920,343              164,766               48,278
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (22,934)            (862,504)            (139,724)             (18,869)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --              640,778                   --
      Realized gains (losses) on sale of
        investments........................             168,240            4,832,780              761,006            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             168,240            4,832,780            1,401,784            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             857,104           15,737,023            2,766,639              651,165
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,025,344           20,569,803            4,168,423              495,331
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,002,410  $        19,707,299  $         4,028,699  $           476,462
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC      MANAGEMENT
                                              BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           352,332  $          211,286
                                             --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................                88,019             142,189
      Administrative charges...............                17,269              24,964
                                             --------------------  ------------------
        Total expenses.....................               105,288             167,153
                                             --------------------  ------------------
          Net investment income (loss).....               247,044              44,133
                                             --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                  --
      Realized gains (losses) on sale of
        investments........................               335,486              18,328
                                             --------------------  ------------------
          Net realized gains (losses)......               335,486              18,328
                                             --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................             (619,172)           (329,701)
                                             --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (283,686)           (311,373)
                                             --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          (36,642)  $        (267,240)
                                             ====================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIMCO VIT            PIMCO VIT             PUTNAM VT           PUTNAM VT
                                                  HIGH YIELD          LOW DURATION          EQUITY INCOME     MULTI-CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            427,241  $           154,503  $           524,183  $            16,319
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                95,747              134,233              199,656               28,292
      Administrative charges...............                19,511               25,748               64,260                3,779
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               115,258              159,981              263,916               32,071
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               311,983              (5,478)              260,267             (15,752)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (124,190)            (272,620)            5,626,689              570,168
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 4,541            (177,978)            6,814,181              697,489
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            316,524  $         (183,456)  $         7,074,448  $           681,737
                                             ====================  ===================  ===================  ===================

                                             RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                   EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES          EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             6,590  $           104,754  $             42,860  $           102,276
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,674               92,698                13,213              103,025
      Administrative charges...............                2,357               11,120                 1,583               12,361
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               22,031              103,818                14,796              115,386
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (15,441)                  936                28,064             (13,110)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              112,720               24,237                38,851              438,272
      Realized gains (losses) on sale of
        investments........................               71,707               81,538                17,843              419,754
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....              184,427              105,775                56,694              858,026
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              339,515            (316,686)              (53,084)            1,407,178
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              523,942            (210,911)                 3,610            2,265,204
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           508,501  $         (209,975)  $             31,674  $         2,252,094
                                             ===================  ===================  ====================  ====================


                                               RUSSELL NON-U.S.
                                                  SUB-ACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $            71,713
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               43,355
      Administrative charges...............                5,198
                                             -------------------
        Total expenses.....................               48,553
                                             -------------------
           Net investment income (loss)....               23,160
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --
      Realized gains (losses) on sale of
        investments........................             (14,344)
                                             -------------------
           Net realized gains (losses).....             (14,344)
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................              634,307
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              619,963
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           643,123
                                             ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                 AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        408,503  $          16,491  $        (5,831)  $        113,324
   Net realized gains
     (losses)....................         4,192,451          1,843,654         1,017,142           345,191
   Change in unrealized
     gains (losses) on
     investments.................        23,703,654         18,177,752         5,661,018         3,508,464
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        28,304,608         20,037,897         6,672,329         3,966,979
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,668,920          2,700,041           335,561           396,507
   Net transfers (including
     fixed account)..............       (7,201,174)        (5,099,486)       (1,840,055)            40,433
   Contract charges..............         (880,990)          (851,342)         (222,817)         (213,201)
   Transfers for contract
     benefits and
     terminations................       (5,784,392)        (5,453,200)       (1,246,573)       (1,458,596)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,197,636)        (8,703,987)       (2,973,884)       (1,234,857)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        16,106,972         11,333,910         3,698,445         2,732,122
NET ASSETS:
   Beginning of year.............       106,822,886         95,488,976        25,978,567        23,246,445
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    122,929,858  $     106,822,886  $     29,677,012  $     25,978,567
                                   ================  =================  ================  ================

                                                                               DWS II GOVERNMENT &
                                          AMERICAN FUNDS GROWTH                 AGENCY SECURITIES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012               2013              2012
                                   ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         61,134  $      (105,844)  $           9,203  $         18,750
   Net realized gains
     (losses)....................         7,384,758         3,265,177             20,029            23,117
   Change in unrealized
     gains (losses) on
     investments.................        27,933,318        16,336,209           (55,900)          (30,990)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        35,379,210        19,495,542           (26,668)            10,877
                                   ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         2,049,516         4,598,905                506               532
   Net transfers (including
     fixed account)..............       (9,594,962)       (2,892,397)              9,599          (26,140)
   Contract charges..............       (1,052,562)       (1,012,056)              (726)             (895)
   Transfers for contract
     benefits and
     terminations................       (8,280,530)       (6,752,127)          (193,705)          (92,468)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (16,878,538)       (6,057,675)          (184,326)         (118,971)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............        18,500,672        13,437,867          (210,994)         (108,094)
NET ASSETS:
   Beginning of year.............       129,432,083       115,994,216            693,006           801,100
                                   ----------------  ----------------  -----------------  ----------------
   End of year...................  $    147,932,755  $    129,432,083  $         482,012  $        693,006
                                   ================  ================  =================  ================


                                       FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          45,576  $         72,431  $        (1,315)  $        (1,080)
   Net realized gains
     (losses)....................            447,050           276,506             6,058             1,013
   Change in unrealized
     gains (losses) on
     investments.................            798,810           350,502            31,463            16,699
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          1,291,436           699,439            36,206            16,632
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             25,632            75,143                --                --
   Net transfers (including
     fixed account)..............            179,929           309,747          (15,520)             6,288
   Contract charges..............           (18,366)          (18,343)             (129)             (142)
   Transfers for contract
     benefits and
     terminations................          (527,633)         (465,790)           (2,977)           (3,873)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (340,438)          (99,243)          (18,626)             2,273
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            950,998           600,196            17,580            18,905
NET ASSETS:
   Beginning of year.............          5,082,102         4,481,906           109,300            90,395
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       6,033,100  $      5,082,102  $        126,880  $        109,300
                                   =================  ================  ================  ================

                                            FTVIPT TEMPLETON
                                           FOREIGN SECURITIES
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013               2012
                                   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        276,649  $         439,503
   Net realized gains
     (losses)....................           425,385          (201,568)
   Change in unrealized
     gains (losses) on
     investments.................         4,864,366          3,917,575
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         5,566,400          4,155,510
                                   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           157,499            289,288
   Net transfers (including
     fixed account)..............         (463,897)          (281,750)
   Contract charges..............          (90,008)           (90,760)
   Transfers for contract
     benefits and
     terminations................       (3,121,814)        (2,256,554)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (3,518,220)        (2,339,776)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets............         2,048,180          1,815,734
NET ASSETS:
   Beginning of year.............        28,052,934         26,237,200
                                   ----------------  -----------------
   End of year...................  $     30,101,114  $      28,052,934
                                   ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST ALLIANCEBERNSTEIN GLOBAL
                                    INVESCO V.I. INTERNATIONAL GROWTH            DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                           SUB-ACCOUNT
                                   -----------------------------------  ------------------------------------
                                         2013              2012                2013             2012 (a)
                                   ----------------  ----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (22,265)  $        (7,505)   $          75,766   $      (105,629)
   Net realized gains
     (losses)....................           242,759           187,439             679,659              7,368
   Change in unrealized
     gains (losses) on
     investments.................           765,351           626,911           1,608,358          1,136,097
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........           985,845           806,845           2,363,783          1,037,836
                                   ----------------  ----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            18,558            48,304             668,511         11,185,823
   Net transfers (including
     fixed account)..............           233,063          (48,681)           3,473,455          9,893,042
   Contract charges..............          (19,604)          (21,206)           (233,655)           (22,914)
   Transfers for contract
     benefits and
     terminations................         (918,764)         (645,014)           (682,012)          (220,708)
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............         (686,747)         (666,597)           3,226,299         20,835,243
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets............           299,098           140,248           5,590,082         21,873,079
NET ASSETS:
   Beginning of year.............         6,259,165         6,118,917          21,873,079                 --
                                   ----------------  ----------------   -----------------  -----------------
   End of year...................  $      6,558,263  $      6,259,165   $      27,463,161   $     21,873,079
                                   ================  ================   =================  =================

                                          MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                          BALANCED ALLOCATION                   GROWTH ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (504,314)  $        217,054  $    (1,336,914)  $       (835,919)
   Net realized gains
     (losses)....................        21,595,900         6,301,663        23,104,972          4,585,085
   Change in unrealized
     gains (losses) on
     investments.................        15,798,540        18,666,860        28,587,618         25,535,407
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        36,890,126        25,185,577        50,355,676         29,284,573
                                   ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,212,531         5,384,142           500,867          7,255,731
   Net transfers (including
     fixed account)..............       (7,319,294)         (708,071)       (2,920,195)        (7,253,472)
   Contract charges..............       (2,255,799)       (2,283,365)       (2,362,897)        (2,304,571)
   Transfers for contract
     benefits and
     terminations................      (13,503,951)      (10,566,334)      (13,777,227)        (9,745,918)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (21,866,513)       (8,173,628)      (18,559,452)       (12,048,230)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        15,023,613        17,011,949        31,796,224         17,236,343
NET ASSETS:
   Beginning of year.............       235,164,571       218,152,622       225,771,481        208,535,138
                                   ----------------  ----------------  ----------------  -----------------
   End of year...................  $    250,188,184  $    235,164,571  $    257,567,705  $     225,771,481
                                   ================  ================  ================  =================

                                                                              MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (317,617)  $      (323,394)  $        112,294  $        595,498
   Net realized gains
     (losses)....................         3,382,812         1,491,508        11,172,542         5,433,160
   Change in unrealized
     gains (losses) on
     investments.................         3,693,791         2,541,492         2,212,586         5,309,327
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         6,758,986         3,709,606        13,497,422        11,337,985
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           128,099           368,783           387,979         1,357,270
   Net transfers (including
     fixed account)..............         (974,001)       (1,441,672)       (8,727,361)       (4,179,111)
   Contract charges..............         (240,073)         (254,135)       (1,244,900)       (1,317,961)
   Transfers for contract
     benefits and
     terminations................       (1,756,950)       (1,563,023)      (10,202,089)       (9,745,348)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (2,842,925)       (2,890,047)      (19,786,371)      (13,885,150)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         3,916,061           819,559       (6,288,949)       (2,547,165)
NET ASSETS:
   Beginning of year.............        25,736,857        24,917,298       126,809,368       129,356,533
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     29,652,918  $     25,736,857  $    120,520,419  $    126,809,368
                                   ================  ================  ================  ================


                                      MIST AQR GLOBAL RISK BALANCED
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013             2012 (a)
                                   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         149,421  $       (81,216)
   Net realized gains
     (losses)....................            247,052             8,760
   Change in unrealized
     gains (losses) on
     investments.................        (1,503,984)           630,650
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        (1,107,511)           558,194
                                   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             99,288           246,911
   Net transfers (including
     fixed account)..............            384,530        15,473,901
   Contract charges..............          (155,503)          (43,228)
   Transfers for contract
     benefits and
     terminations................          (696,634)         (219,348)
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (368,319)        15,458,236
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets............        (1,475,830)        16,016,430
NET ASSETS:
   Beginning of year.............         16,016,430                --
                                   -----------------  ----------------
   End of year...................  $      14,540,600  $     16,016,430
                                   =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MIST BLACKROCK                      MIST BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES                  HIGH YIELD
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013            2012 (a)            2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        143,441  $      (215,547)  $        833,208  $        770,102
   Net realized gains
     (losses)...................         1,503,976            13,087           616,314           356,221
   Change in unrealized
     gains (losses) on
     investments................         2,882,847         2,056,998         (181,934)           880,225
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,530,264         1,854,538         1,267,588         2,006,548
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           801,466        19,492,373            88,643           552,889
   Net transfers (including
     fixed account).............        11,503,843        23,511,165         1,281,118         2,884,131
   Contract charges.............         (473,454)          (42,218)         (116,116)         (109,129)
   Transfers for contract
     benefits and
     terminations...............       (2,710,262)         (377,778)       (1,501,711)       (1,525,030)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,121,593        42,583,542         (248,066)         1,802,861
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,651,857        44,438,080         1,019,522         3,809,409
NET ASSETS:
   Beginning of year............        44,438,080                --        16,244,048        12,434,639
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     58,089,937  $     44,438,080  $     17,263,570  $     16,244,048
                                  ================  ================  ================  ================

                                           MIST BLACKROCK
                                           LARGE CAP CORE               MIST CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         21,909  $          3,397  $      2,150,527  $        210,714
   Net realized gains
     (losses)...................           357,801           102,883         (324,916)         (713,424)
   Change in unrealized
     gains (losses) on
     investments................         1,681,665           585,260       (1,020,469)         8,520,403
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,061,375           691,540           805,142         8,017,693
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           180,710           522,666           137,245           570,276
   Net transfers (including
     fixed account).............         (604,610)           478,738         1,662,004         (240,798)
   Contract charges.............          (55,673)          (50,637)         (168,758)         (166,994)
   Transfers for contract
     benefits and
     terminations...............         (311,478)         (287,767)       (3,599,195)       (2,941,381)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (791,051)           663,000       (1,968,704)       (2,778,897)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,270,324         1,354,540       (1,163,562)         5,238,796
NET ASSETS:
   Beginning of year............         6,609,137         5,254,597        39,516,123        34,277,327
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,879,461  $      6,609,137  $     38,352,561  $     39,516,123
                                  ================  ================  ================  ================

                                           MIST CLEARBRIDGE
                                         AGGRESSIVE GROWTH II          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (42,648)  $       (21,268)  $    (1,184,773)  $    (1,202,964)
   Net realized gains
     (losses)...................            209,947            29,031         5,254,385         1,540,752
   Change in unrealized
     gains (losses) on
     investments................            809,251           214,381        28,494,295        11,875,814
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            976,550           222,144        32,563,907        12,213,602
                                  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................              1,685             5,557           249,687         1,228,421
   Net transfers (including
     fixed account).............          2,160,799         1,479,969       (1,368,153)       (2,877,118)
   Contract charges.............           (26,878)          (12,515)         (347,251)         (329,696)
   Transfers for contract
     benefits and
     terminations...............          (601,592)         (139,480)       (8,690,461)       (5,771,530)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          1,534,014         1,333,531      (10,156,178)       (7,749,923)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          2,510,564         1,555,675        22,407,729         4,463,679
NET ASSETS:
   Beginning of year............          2,480,585           924,910        79,321,095        74,857,416
                                  -----------------  ----------------  ----------------  ----------------
   End of year..................  $       4,991,149  $      2,480,585  $    101,728,824  $     79,321,095
                                  =================  ================  ================  ================


                                   MIST GOLDMAN SACHS MID CAP VALUE
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013              2012
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (152,789)  $      (188,666)
   Net realized gains
     (losses)...................          1,319,903            20,259
   Change in unrealized
     gains (losses) on
     investments................          3,772,355         2,677,080
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          4,939,469         2,508,673
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             30,495            92,435
   Net transfers (including
     fixed account).............          (443,972)         (258,827)
   Contract charges.............           (83,810)          (80,324)
   Transfers for contract
     benefits and
     terminations...............        (1,872,506)       (1,464,848)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............        (2,369,793)       (1,711,564)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          2,569,676           797,109
NET ASSETS:
   Beginning of year............         17,068,463        16,271,354
                                  -----------------  ----------------
   End of year..................  $      19,638,139  $     17,068,463
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                  MIST INVESCO
                                   MIST HARRIS OAKMARK INTERNATIONAL        BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013            2012 (b)
                                  ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        529,960  $       (47,989)   $      (298,226)  $       (28,934)
   Net realized gains
     (losses)...................         1,833,456         (575,680)            241,466           197,330
   Change in unrealized
     gains (losses) on
     investments................        14,288,746        14,433,429             28,016           235,621
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,652,162        13,809,760           (28,744)           404,017
                                  ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           192,165           836,754            221,822           153,517
   Net transfers (including
     fixed account).............         1,807,599       (3,701,717)          2,482,249        18,104,568
   Contract charges.............         (328,352)         (297,205)          (188,666)          (46,740)
   Transfers for contract
     benefits and
     terminations...............       (6,239,448)       (4,513,864)        (1,225,379)         (209,518)
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,568,036)       (7,676,032)          1,290,026        18,001,827
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets............        12,084,126         6,133,728          1,261,282        18,405,844
NET ASSETS:
   Beginning of year............        60,795,216        54,661,488         18,405,844                --
                                  ----------------  ----------------   ----------------  ----------------
   End of year..................  $     72,879,342  $     60,795,216   $     19,667,126  $     18,405,844
                                  ================  ================   ================  ================


                                         MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013              2012
                                  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         26,285  $         261,786  $      (902,353)  $    (1,443,228)
   Net realized gains
     (losses)...................         3,243,609            709,907         2,802,789       (3,430,104)
   Change in unrealized
     gains (losses) on
     investments................        30,821,728         15,390,328        48,920,722        28,776,620
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        34,091,622         16,362,021        50,821,158        23,903,288
                                  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,112,181          2,126,162         1,095,938         1,644,994
   Net transfers (including
     fixed account).............         1,551,821        (2,713,020)       (6,640,721)       (5,874,126)
   Contract charges.............         (602,828)          (547,185)         (755,153)         (760,540)
   Transfers for contract
     benefits and
     terminations...............      (10,189,892)        (8,850,457)      (21,888,781)      (19,360,998)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (8,128,718)        (9,984,500)      (28,188,717)      (24,350,670)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        25,962,904          6,377,521        22,632,441         (447,382)
NET ASSETS:
   Beginning of year............       104,439,830         98,062,309       187,671,582       188,118,964
                                  ----------------  -----------------  ----------------  ----------------
   End of year..................  $    130,402,734  $     104,439,830  $    210,304,023  $    187,671,582
                                  ================  =================  ================  ================


                                     MIST INVESCO SMALL CAP GROWTH          MIST JPMORGAN CORE BOND
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (727,499)  $      (770,289)  $      (184,853)  $        156,899
   Net realized gains
     (losses)...................         5,731,374         4,636,784         1,463,868           502,367
   Change in unrealized
     gains (losses) on
     investments................        11,841,418         3,485,103       (1,951,764)         (110,361)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,845,293         7,351,598         (672,749)           548,905
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           156,924           566,267            36,885           276,727
   Net transfers (including
     fixed account).............         1,634,040       (3,822,308)       (2,413,631)         (489,582)
   Contract charges.............         (222,057)         (218,696)         (159,882)         (180,860)
   Transfers for contract
     benefits and
     terminations...............       (5,290,947)       (4,128,973)       (1,022,054)       (1,040,885)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (3,722,040)       (7,603,710)       (3,558,682)       (1,434,600)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,123,253         (252,112)       (4,231,431)         (885,695)
NET ASSETS:
   Beginning of year............        46,464,081        46,716,193        16,737,665        17,623,360
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     59,587,334  $     46,464,081  $     12,506,234  $     16,737,665
                                  ================  ================  ================  ================

                                             MIST JPMORGAN
                                       GLOBAL ACTIVE ALLOCATION
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013            2012 (b)
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (89,706)  $          (317)
   Net realized gains
     (losses)...................            259,191            48,453
   Change in unrealized
     gains (losses) on
     investments................            627,553           252,299
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            797,038           300,435
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            332,957         2,886,045
   Net transfers (including
     fixed account).............          2,367,278         4,261,165
   Contract charges.............           (81,370)           (6,746)
   Transfers for contract
     benefits and
     terminations...............          (269,275)          (69,710)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          2,349,590         7,070,754
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          3,146,628         7,371,189
NET ASSETS:
   Beginning of year............          7,371,189                --
                                  -----------------  ----------------
   End of year..................  $      10,517,817  $      7,371,189
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                    MIST JPMORGAN SMALL CAP VALUE      MIST LOOMIS SAYLES GLOBAL MARKETS
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (36,696)  $       (20,665)  $        108,595  $         96,072
   Net realized gains
     (losses)...................           426,468           146,628           726,882           227,782
   Change in unrealized
     gains (losses) on
     investments................         2,016,956           898,208         1,299,077         1,534,216
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,406,728         1,024,171         2,134,554         1,858,070
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           144,887           275,959           233,011           596,981
   Net transfers (including
     fixed account).............         (438,705)          (20,598)         (609,275)         1,724,999
   Contract charges.............          (57,706)          (54,923)         (114,781)         (106,750)
   Transfers for contract
     benefits and
     terminations...............         (442,324)         (432,808)       (1,423,422)       (1,118,519)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (793,848)         (232,370)       (1,914,467)         1,096,711
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,612,880           791,801           220,087         2,954,781
NET ASSETS:
   Beginning of year............         7,917,855         7,126,054        14,977,462        12,022,681
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,530,735  $      7,917,855  $     15,197,549  $     14,977,462
                                  ================  ================  ================  ================

                                                                                MIST MET/EATON
                                    MIST LORD ABBETT BOND DEBENTURE           VANCE FLOATING RATE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $     13,403,077  $     15,273,390  $         69,337  $         41,559
   Net realized gains
     (losses)...................         3,279,512         2,704,536            32,113            18,015
   Change in unrealized
     gains (losses) on
     investments................         (991,494)        10,042,241          (21,021)            91,864
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        15,691,095        28,020,167            80,429           151,438
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,146,012         2,984,634             3,022           130,180
   Net transfers (including
     fixed account).............       (2,172,367)       (1,682,646)         1,944,025         1,206,557
   Contract charges.............         (851,511)         (909,336)          (25,417)          (16,819)
   Transfers for contract
     benefits and
     terminations...............      (29,989,841)      (30,309,729)         (555,741)         (229,212)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (31,867,707)      (29,917,077)         1,365,889         1,090,706
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............      (16,176,612)       (1,896,910)         1,446,318         1,242,144
NET ASSETS:
   Beginning of year............       252,466,645       254,363,555         3,433,894         2,191,750
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    236,290,033  $    252,466,645  $      4,880,212  $      3,433,894
                                  ================  ================  ================  ================

                                    MIST MET/FRANKLIN LOW DURATION           MIST MET/TEMPLETON
                                             TOTAL RETURN                    INTERNATIONAL BOND
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         54,904  $        109,845  $         53,472  $        435,950
   Net realized gains
     (losses)...................            16,310            10,947            21,392          (32,325)
   Change in unrealized
     gains (losses) on
     investments................          (43,087)           319,835          (75,084)           222,776
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            28,127           440,627             (220)           626,401
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           910,966         1,348,069           112,645           300,199
   Net transfers (including
     fixed account).............        11,532,199         6,508,992           469,137           634,152
   Contract charges.............         (150,046)          (93,849)          (55,463)          (53,636)
   Transfers for contract
     benefits and
     terminations...............       (2,350,066)       (1,183,481)         (428,708)         (302,162)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,943,053         6,579,731            97,611           578,553
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,971,180         7,020,358            97,391         1,204,954
NET ASSETS:
   Beginning of year............        17,845,860        10,825,502         5,481,320         4,276,366
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     27,817,040  $     17,845,860  $      5,578,711  $      5,481,320
                                  ================  ================  ================  ================


                                  MIST METLIFE AGGRESSIVE STRATEGY
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    (1,575,211)  $    (1,581,284)
   Net realized gains
     (losses)...................         7,431,029         3,159,809
   Change in unrealized
     gains (losses) on
     investments................        43,217,486        22,746,050
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        49,073,304        24,324,575
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,338,844         2,796,041
   Net transfers (including
     fixed account).............         9,652,811       (5,159,970)
   Contract charges.............         (990,665)         (942,347)
   Transfers for contract
     benefits and
     terminations...............      (20,336,120)      (10,960,729)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (10,335,130)      (14,267,005)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............        38,738,174        10,057,570
NET ASSETS:
   Beginning of year............       178,338,412       168,280,842
                                  ----------------  ----------------
   End of year..................  $    217,076,586  $    178,338,412
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012




                                       MIST METLIFE BALANCED PLUS       MIST METLIFE BALANCED STRATEGY
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013            2012 (a)            2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        248,742  $      (353,181)  $     21,507,758  $     22,790,522
   Net realized gains
     (losses)....................         2,441,789             5,272        46,525,347        16,081,422
   Change in unrealized
     gains (losses) on
     investments.................         9,701,355         4,726,943       381,202,233       260,074,614
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        12,391,886         4,379,034       449,235,338       298,946,558
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,509,097        43,096,183        18,030,937        44,706,794
   Net transfers (including
     fixed account)..............        25,689,084        33,930,300      (13,830,553)       (5,375,897)
   Contract charges..............         (879,933)          (23,838)      (20,777,727)      (20,686,267)
   Transfers for contract
     benefits and
     terminations................       (2,826,956)         (595,720)     (188,042,303)     (154,893,706)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        23,491,292        76,406,925     (204,619,646)     (136,249,076)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        35,883,178        80,785,959       244,615,692       162,697,482
NET ASSETS:
   Beginning of year.............        80,785,959                --     2,594,213,239     2,431,515,757
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $    116,669,137  $     80,785,959  $  2,838,828,931  $  2,594,213,239
                                   ================  ================  ================  ================



                                     MIST METLIFE DEFENSIVE STRATEGY       MIST METLIFE GROWTH STRATEGY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      6,881,854  $       5,829,099  $      (447,577)  $      2,513,937
   Net realized gains
     (losses)....................        20,436,338          7,820,790        27,198,325         6,505,215
   Change in unrealized
     gains (losses) on
     investments.................         3,703,658         24,333,717       347,398,687       185,569,456
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        31,021,850         37,983,606       374,149,435       194,588,608
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,983,236          6,663,243         8,027,936        23,813,879
   Net transfers (including
     fixed account)..............      (40,949,668)         30,989,631       170,726,968      (34,652,491)
   Contract charges..............       (3,103,056)        (3,092,724)      (12,763,028)      (11,705,358)
   Transfers for contract
     benefits and
     terminations................      (36,386,018)       (31,451,949)     (116,297,915)      (90,083,377)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (78,455,506)          3,108,201        49,693,961     (112,627,347)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............      (47,433,656)         41,091,807       423,843,396        81,961,261
NET ASSETS:
   Beginning of year.............       446,509,240        405,417,433     1,506,611,565     1,424,650,304
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    399,075,584  $     446,509,240  $  1,930,454,961  $  1,506,611,565
                                   ================  =================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX                 MIST MFS
                                    MIST METLIFE MODERATE STRATEGY        TARGETED RISK         EMERGING MARKETS EQUITY
                                              SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------------------  -----------------  -----------------------------------
                                         2013              2012             2013 (c)            2013               2012
                                   ----------------  ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $     10,916,874  $     12,647,551  $           (950)  $      (148,414)  $       (337,480)
   Net realized gains
     (losses)....................        18,378,697         5,340,765              6,795         (106,047)          (130,060)
   Change in unrealized
     gains (losses) on
     investments.................        89,825,176        79,305,253             15,751       (3,220,289)          9,550,566
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........       119,120,747        97,293,569             21,596       (3,474,750)          9,083,026
                                   ----------------  ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         6,808,312        16,957,341             16,217           451,625          2,099,985
   Net transfers (including
     fixed account)..............       (7,975,362)        16,690,381            712,961        11,484,678        (3,709,473)
   Contract charges..............       (7,436,183)       (7,371,611)            (1,098)         (320,562)          (330,822)
   Transfers for contract
     benefits and
     terminations................      (67,985,909)      (57,809,808)          (371,815)       (5,032,865)        (3,637,472)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (76,589,142)      (31,533,697)            356,265         6,582,876        (5,577,782)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        42,531,605        65,759,872            377,861         3,108,126          3,505,244
NET ASSETS:
   Beginning of year.............       962,702,252       896,942,380                 --        56,184,457         52,679,213
                                   ----------------  ----------------  -----------------  ----------------  -----------------
   End of year...................  $  1,005,233,857  $    962,702,252  $         377,861  $     59,292,583  $      56,184,457
                                   ================  ================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY
                                   MIST MFS RESEARCH INTERNATIONAL            MID CAP GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013              2012             2013              2012
                                  ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,695,572  $       790,340  $      (299,295)  $      (713,376)
   Net realized gains
     (losses)...................         (739,940)      (2,687,296)         3,405,175         1,287,533
   Change in unrealized
     gains (losses) on
     investments................        21,259,599       20,272,940        19,016,467         4,432,788
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        22,215,231       18,375,984        22,122,347         5,006,945
                                  ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           911,365        2,386,360           490,377         1,354,185
   Net transfers (including
     fixed account).............       (2,178,495)        1,223,991       (3,417,223)         1,103,141
   Contract charges.............         (499,783)        (500,554)         (277,366)         (270,124)
   Transfers for contract
     benefits and
     terminations...............      (12,763,098)     (11,935,573)       (6,130,487)       (5,425,025)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (14,530,011)      (8,825,776)       (9,334,699)       (3,237,823)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         7,685,220        9,550,208        12,787,648         1,769,122
NET ASSETS:
   Beginning of year............       133,415,326      123,865,118        63,342,932        61,573,810
                                  ----------------  ---------------  ----------------  ----------------
   End of year..................  $    141,100,546  $   133,415,326  $     76,130,580  $     63,342,932
                                  ================  ===============  ================  ================

                                                                           MIST PIMCO INFLATION
                                   MIST OPPENHEIMER GLOBAL EQUITY             PROTECTED BOND
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ---------------------------------
                                       2013              2012              2013              2012
                                  ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        62,676  $         88,010  $        944,980  $     1,965,246
   Net realized gains
     (losses)...................          840,499            89,189         5,797,375        7,752,703
   Change in unrealized
     gains (losses) on
     investments................        8,213,059         3,738,283      (19,255,424)        (941,777)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        9,116,234         3,915,482      (12,513,069)        8,776,172
                                  ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          408,596           194,366           805,138        2,134,134
   Net transfers (including
     fixed account).............       23,708,528         (863,112)         2,426,339        6,386,261
   Contract charges.............        (202,603)         (117,408)         (850,797)        (904,257)
   Transfers for contract
     benefits and
     terminations...............      (3,820,874)       (1,778,927)       (8,424,200)      (8,546,083)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       20,093,647       (2,565,081)       (6,043,520)        (929,945)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............       29,209,881         1,350,401      (18,556,589)        7,846,227
NET ASSETS:
   Beginning of year............       21,942,397        20,591,996       121,500,435      113,654,208
                                  ---------------  ----------------  ----------------  ---------------
   End of year..................  $    51,152,278  $     21,942,397  $    102,943,846  $   121,500,435
                                  ===============  ================  ================  ===============


                                       MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    16,582,134  $     11,134,503  $      1,934,211  $        285,570
   Net realized gains
     (losses)...................       12,506,099         3,797,626         6,108,159         3,313,049
   Change in unrealized
     gains (losses) on
     investments................     (46,315,981)        28,935,806        17,649,916         4,351,864
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........     (17,227,748)        43,867,935        25,692,286         7,950,483
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................        4,231,688        10,488,717           679,652         1,692,777
   Net transfers (including
     fixed account).............        (712,856)        10,723,781       (3,335,591)         (384,593)
   Contract charges.............      (3,393,099)       (3,656,551)         (279,399)         (277,636)
   Transfers for contract
     benefits and
     terminations...............     (46,671,789)      (46,975,148)      (10,312,377)       (9,924,163)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (46,546,056)      (29,419,201)      (13,247,715)       (8,893,615)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............     (63,773,804)        14,448,734        12,444,571         (943,132)
NET ASSETS:
   Beginning of year............      572,578,074       558,129,340        87,399,431        88,342,563
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $   508,804,270  $    572,578,074  $     99,844,002  $     87,399,431
                                  ===============  ================  ================  ================


                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        525,122  $        477,410
   Net realized gains
     (losses)...................           194,995           214,255
   Change in unrealized
     gains (losses) on
     investments................         (641,291)           602,375
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            78,826         1,294,040
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           234,042           350,163
   Net transfers (including
     fixed account).............         2,918,462         1,241,236
   Contract charges.............          (86,896)          (77,930)
   Transfers for contract
     benefits and
     terminations...............       (1,139,453)         (919,166)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,926,155           594,303
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,004,981         1,888,343
NET ASSETS:
   Beginning of year............        14,636,515        12,748,172
                                  ----------------  ----------------
   End of year..................  $     16,641,496  $     14,636,515
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME        MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------------------  -----------------  -----------------------------------
                                          2013            2012 (a)            2013 (d)            2013             2012 (b)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................   $         31,101  $        (29,598)  $          11,916  $      (100,602)  $          18,656
   Net realized gains
     (losses)....................           (36,559)             12,429             68,549            95,857             88,493
   Change in unrealized
     gains (losses) on
     investments.................          (326,499)             62,083             82,837           649,309             89,118
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (331,957)             44,914            163,302           644,564            196,267
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             69,300          2,575,545                 --           234,324          1,120,729
   Net transfers (including
     fixed account)..............          (588,151)          3,510,587          3,448,561         3,869,180          4,111,316
   Contract charges..............           (51,887)            (9,698)           (11,166)          (64,902)            (7,678)
   Transfers for contract
     benefits and
     terminations................          (523,331)          (124,351)           (42,662)         (375,716)           (23,415)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (1,094,069)          5,952,083          3,394,733         3,662,886          5,200,952
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        (1,426,026)          5,996,997          3,558,035         4,307,450          5,397,219
NET ASSETS:
   Beginning of year.............          5,996,997                 --                 --         5,397,219                 --
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year...................   $      4,570,971  $       5,996,997  $       3,558,035  $      9,704,669  $       5,397,219
                                    ================  =================  =================  ================  =================


                                     MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                         2013               2012              2013               2012
                                   ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      2,162,631  $       1,828,114  $         320,208  $        244,713
   Net realized gains
     (losses)....................         6,192,450          4,527,194          3,293,604         2,361,003
   Change in unrealized
     gains (losses) on
     investments.................         9,798,640         10,765,948          4,682,523         3,567,085
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        18,153,721         17,121,256          8,296,335         6,172,801
                                   ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,238,245          2,625,247            461,726           802,811
   Net transfers (including
     fixed account)..............       (3,285,782)          2,684,874          2,759,800       (1,113,469)
   Contract charges..............       (1,386,415)        (1,397,696)          (394,751)         (371,048)
   Transfers for contract
     benefits and
     terminations................       (8,684,391)        (8,380,933)        (3,064,348)       (2,552,535)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,118,343)        (4,468,508)          (237,573)       (3,234,241)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............         6,035,378         12,652,748          8,058,762         2,938,560
NET ASSETS:
   Beginning of year.............       162,452,437        149,799,689         50,750,185        47,811,625
                                   ----------------  -----------------  -----------------  ----------------
   End of year...................  $    168,487,815  $     162,452,437  $      58,808,947  $     50,750,185
                                   ================  =================  =================  ================


                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                   ------------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                   -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       1,888,397  $       1,290,750  $    (1,078,899)  $     (1,144,767)
   Net realized gains
     (losses)....................         18,386,497        (3,386,810)         7,052,512         11,180,188
   Change in unrealized
     gains (losses) on
     investments.................        155,015,468         94,239,552        17,372,198        (2,159,865)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        175,290,362         92,143,492        23,345,811          7,875,556
                                   -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................          3,223,343          3,912,558           192,465            750,730
   Net transfers (including
     fixed account)..............       (24,078,380)       (23,208,734)           931,039        (1,974,200)
   Contract charges..............        (1,762,392)        (1,777,893)         (379,268)          (366,894)
   Transfers for contract
     benefits and
     terminations................       (77,733,473)       (74,998,823)       (8,019,554)        (5,551,785)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (100,350,902)       (96,072,892)       (7,275,318)        (7,142,149)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............         74,939,460        (3,929,400)        16,070,493            733,407
NET ASSETS:
   Beginning of year.............        586,755,456        590,684,856        70,400,134         69,666,727
                                   -----------------  -----------------  ----------------  -----------------
   End of year...................  $     661,694,916  $     586,755,456  $     86,470,627  $      70,400,134
                                   =================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                MSF BAILLIE GIFFORD
                                    MIST THIRD AVENUE SMALL CAP VALUE           INTERNATIONAL STOCK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (381,967)  $      (855,471)  $      (147,695)  $       (18,188)
   Net realized gains
     (losses)....................          2,139,900           496,588          (45,289)         (193,429)
   Change in unrealized
     gains (losses) on
     investments.................         12,668,658         7,874,722         2,223,929         1,070,581
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         14,426,591         7,515,839         2,030,945           858,964
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             94,990           493,887            47,827           121,176
   Net transfers (including
     fixed account)..............          1,026,215       (4,184,045)        13,267,324           126,458
   Contract charges..............          (262,156)         (264,770)         (122,929)          (26,761)
   Transfers for contract
     benefits and
     terminations................        (5,678,193)       (4,044,449)       (1,195,571)         (506,578)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (4,819,144)       (7,999,377)        11,996,651         (285,705)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............          9,607,447         (483,538)        14,027,596           573,259
NET ASSETS:
   Beginning of year.............         49,647,860        50,131,398         5,455,286         4,882,027
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $      59,255,307  $     49,647,860  $     19,482,882  $      5,455,286
                                   =================  ================  ================  ================

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                    MSF BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          43,669  $         53,266  $      2,618,659  $      1,419,698
   Net realized gains
     (losses)....................           (39,211)            27,821         2,435,742         1,106,954
   Change in unrealized
     gains (losses) on
     investments.................          (131,964)          (27,939)       (6,914,788)         3,092,410
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (127,506)            53,148       (1,860,387)         5,619,062
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             45,965            35,055         1,176,445         1,734,613
   Net transfers (including
     fixed account)..............            501,057           557,325         8,342,784         3,906,717
   Contract charges..............           (21,222)          (21,560)         (612,520)         (621,210)
   Transfers for contract
     benefits and
     terminations................          (177,129)         (267,380)       (6,860,769)       (6,412,697)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............            348,671           303,440         2,045,940       (1,392,577)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            221,165           356,588           185,553         4,226,485
NET ASSETS:
   Beginning of year.............          3,109,297         2,752,709        93,742,723        89,516,238
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       3,330,462  $      3,109,297  $     93,928,276  $     93,742,723
                                   =================  ================  ================  ================


                                   MSF BLACKROCK CAPITAL APPRECIATION      MSF BLACKROCK MONEY MARKET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (42,934)  $       (97,388)  $    (1,606,253)  $    (1,856,207)
   Net realized gains
     (losses)....................           622,643           545,833                --                --
   Change in unrealized
     gains (losses) on
     investments.................         2,451,903           799,215                --                --
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         3,031,612         1,247,660       (1,606,253)       (1,856,207)
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            75,601            73,029         1,158,969         3,654,589
   Net transfers (including
     fixed account)..............         (190,804)         (176,586)        19,196,658        17,450,205
   Contract charges..............          (37,783)          (39,940)         (774,547)         (806,111)
   Transfers for contract
     benefits and
     terminations................         (999,064)       (1,170,276)      (38,424,992)      (30,799,885)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (1,152,050)       (1,313,773)      (18,843,912)      (10,501,202)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         1,879,562          (66,113)      (20,450,165)      (12,357,409)
NET ASSETS:
   Beginning of year.............         9,869,170         9,935,283       118,277,869       130,635,278
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     11,748,732  $      9,869,170  $     97,827,704  $    118,277,869
                                   ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUB-ACCOUNT
                                   ----------------------------------
                                         2013              2012
                                   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (300,175)  $    (1,458,231)
   Net realized gains
     (losses)....................        12,961,320         4,298,493
   Change in unrealized
     gains (losses) on
     investments.................        46,955,909        19,049,553
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        59,617,054        21,889,815
                                   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,236,542         2,818,762
   Net transfers (including
     fixed account)..............       (5,999,050)      (10,235,576)
   Contract charges..............       (1,070,903)       (1,071,536)
   Transfers for contract
     benefits and
     terminations................      (21,697,716)      (17,016,990)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (27,531,127)      (25,505,340)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets............        32,085,927       (3,615,525)
NET ASSETS:
   Beginning of year.............       199,635,905       203,251,430
                                   ----------------  ----------------
   End of year...................  $    231,721,832  $    199,635,905
                                   ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                    MSF FRONTIER                                                 MSF LOOMIS SAYLES
                                   MID CAP GROWTH           MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                     SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------  ----------------------------------  ----------------------------------
                                      2013 (d)            2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (113,889)  $    (1,740,862)  $    (1,589,655)  $      (197,866)  $      (179,159)
   Net realized gains
     (losses)...................           111,302         4,241,445         9,568,751         1,235,848           413,344
   Change in unrealized
     gains (losses) on
     investments................         1,787,082        38,020,336       (4,717,658)         5,362,656         1,192,614
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,784,495        40,520,919         3,261,438         6,400,638         1,426,799
                                  ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            19,407           614,388         1,069,139            93,646           191,788
   Net transfers (including
     fixed account).............         9,264,140       (1,834,515)        80,129,126         (475,171)         (641,462)
   Contract charges.............          (40,609)         (552,882)         (456,567)          (79,032)          (73,644)
   Transfers for contract
     benefits and
     terminations...............         (666,778)      (14,176,634)       (9,943,731)       (2,054,275)       (1,355,240)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         8,576,160      (15,949,643)        70,797,967       (2,514,832)       (1,878,558)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        10,360,655        24,571,276        74,059,405         3,885,806         (451,759)
NET ASSETS:
   Beginning of year............                --       123,848,829        49,789,424        14,713,432        15,165,191
                                  ----------------  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     10,360,655  $    148,420,105  $    123,848,829  $     18,599,238  $     14,713,432
                                  ================  ================  ================  ================  ================

                                                                      MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE              SMALL COMPANY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (407,360)  $      (359,349)  $          2,779  $         23,292
   Net realized gains
     (losses)...................           486,945         (979,440)            92,170           118,880
   Change in unrealized
     gains (losses) on
     investments................        12,204,394         4,893,443           621,901           204,239
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        12,283,979         3,554,654           716,850           346,411
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            70,991           487,859            10,738            20,134
   Net transfers (including
     fixed account).............         1,631,499       (2,114,646)           982,252          (59,059)
   Contract charges.............         (187,703)         (179,273)          (18,004)          (18,876)
   Transfers for contract
     benefits and
     terminations...............       (4,237,454)       (3,137,408)         (143,113)         (434,538)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,722,667)       (4,943,468)           831,873         (492,339)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,561,312       (1,388,814)         1,548,723         (145,928)
NET ASSETS:
   Beginning of year............        37,104,282        38,493,096         2,209,316         2,355,244
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     46,665,594  $     37,104,282  $      3,758,039  $      2,209,316
                                  ================  ================  ================  ================


                                   MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (30,164)  $       (26,487)  $        (4,877)  $       (32,241)
   Net realized gains
     (losses)...................           270,306           130,374         1,802,388           761,246
   Change in unrealized
     gains (losses) on
     investments................           678,992           225,319         8,303,585         3,615,821
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           919,134           329,206        10,101,096         4,344,826
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            47,692            19,530           241,420           186,757
   Net transfers (including
     fixed account).............           640,383           582,053           608,964           373,457
   Contract charges.............          (20,278)          (12,943)         (180,525)         (168,569)
   Transfers for contract
     benefits and
     terminations...............         (163,944)          (54,726)       (3,088,336)       (2,666,568)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............           503,853           533,914       (2,418,477)       (2,274,923)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,422,987           863,120         7,682,619         2,069,903
NET ASSETS:
   Beginning of year............         2,885,826         2,022,706        35,257,651        33,187,748
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,308,813  $      2,885,826  $     42,940,270  $     35,257,651
                                  ================  ================  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         MSF MFS TOTAL RETURN                   MSF MFS VALUE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,527,946  $      1,714,984  $      (422,135)  $        372,143
   Net realized gains
     (losses)...................         1,634,403           174,777         4,891,701         1,159,373
   Change in unrealized
     gains (losses) on
     investments................        13,776,442         7,903,462        34,235,330         5,122,210
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,938,791         9,793,223        38,704,896         6,653,726
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           746,671         1,391,460         1,815,827         3,487,235
   Net transfers (including
     fixed account).............       (1,737,239)         1,915,955       116,840,915         3,319,686
   Contract charges.............         (474,363)         (472,070)         (964,614)         (321,302)
   Transfers for contract
     benefits and
     terminations...............      (10,526,527)       (9,112,431)       (8,143,659)       (3,118,199)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (11,991,458)       (6,277,086)       109,548,469         3,367,420
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         4,947,333         3,516,137       148,253,365        10,021,146
NET ASSETS:
   Beginning of year............       101,343,003        97,826,866        51,556,774        41,535,628
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    106,290,336  $    101,343,003  $    199,810,139  $     51,556,774
                                  ================  ================  ================  ================

                                         MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        14,226  $          7,648  $      (457,979)  $       (22,006)
   Net realized gains
     (losses)...................           66,296          (19,773)           676,206          (23,788)
   Change in unrealized
     gains (losses) on
     investments................          212,770           167,802        10,963,148           171,151
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          293,292           155,677        11,181,375           125,357
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           49,653             9,500           138,015             2,160
   Net transfers (including
     fixed account).............          337,165           577,472        41,438,782          (75,382)
   Contract charges.............         (10,630)           (6,544)         (127,565)           (7,129)
   Transfers for contract
     benefits and
     terminations...............        (122,567)          (40,247)       (2,809,390)         (106,888)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          253,621           540,181        38,639,842         (187,239)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          546,913           695,858        49,821,217          (61,882)
NET ASSETS:
   Beginning of year............        1,428,217           732,359         1,568,334         1,630,216
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $     1,975,130  $      1,428,217  $     51,389,551  $      1,568,334
                                  ===============  ================  ================  ================

                                        MSF RUSSELL 2000 INDEX        MSF T. ROWE PRICE LARGE CAP GROWTH
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (22,934)  $       (15,300)  $      (862,504)  $      (664,094)
   Net realized gains
     (losses)...................           168,240            36,714         4,832,780         1,606,828
   Change in unrealized
     gains (losses) on
     investments................           857,104           185,178        15,737,023         6,295,800
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,002,410           206,592        19,707,299         7,238,534
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           107,993            32,681           168,580           407,882
   Net transfers (including
     fixed account).............         1,947,760           570,158        11,742,592       (2,086,618)
   Contract charges.............          (18,330)          (11,898)         (207,086)         (173,697)
   Transfers for contract
     benefits and
     terminations...............         (184,549)          (93,196)       (6,938,278)       (4,114,874)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,852,874           497,745         4,765,808       (5,967,307)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,855,284           704,337        24,473,107         1,271,227
NET ASSETS:
   Beginning of year............         2,196,528         1,492,191        44,701,193        43,429,966
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      5,051,812  $      2,196,528  $     69,174,300  $     44,701,193
                                  ================  ================  ================  ================

                                  MSF T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT
                                  -----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (139,724)  $      (150,221)
   Net realized gains
     (losses)...................         1,401,784         1,505,375
   Change in unrealized
     gains (losses) on
     investments................         2,766,639            55,646
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,028,699         1,410,800
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            23,238            48,769
   Net transfers (including
     fixed account).............           184,230         (660,311)
   Contract charges.............          (29,571)          (29,256)
   Transfers for contract
     benefits and
     terminations...............       (1,631,450)         (716,932)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (1,453,553)       (1,357,730)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,575,146            53,070
NET ASSETS:
   Beginning of year............        10,185,329        10,132,259
                                  ----------------  ----------------
   End of year..................  $     12,760,475  $     10,185,329
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MSF VAN ECK GLOBAL NATURAL         MSF WESTERN ASSET MANAGEMENT
                                               RESOURCES                 STRATEGIC BOND OPPORTUNITIES
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                         2013              2012             2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (18,869)  $       (52,281)  $        247,044  $        250,958
   Net realized gains
     (losses)...................         (155,834)           203,180           335,486           396,091
   Change in unrealized
     gains (losses) on
     investments................           651,165          (45,763)         (619,172)           534,419
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           476,462           105,136          (36,642)         1,181,468
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            28,007            95,463             8,440           101,701
   Net transfers (including
     fixed account).............         (431,277)           554,057       (2,890,763)       (2,691,419)
   Contract charges.............          (46,646)          (52,455)          (26,196)          (52,834)
   Transfers for contract
     benefits and
     terminations...............         (324,390)         (202,639)         (530,404)         (834,837)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (774,306)           394,426       (3,438,923)       (3,477,389)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         (297,844)           499,562       (3,475,565)       (2,295,921)
NET ASSETS:
   Beginning of year............         4,971,114         4,471,552        10,149,053        12,444,974
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,673,270  $      4,971,114  $      6,673,488  $     10,149,053
                                  ================  ================  ================  ================

                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT                   PIMCO VIT HIGH YIELD
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         44,133  $         30,985  $        311,983  $        345,610
   Net realized gains
     (losses)...................            18,328            68,550           128,731            65,971
   Change in unrealized
     gains (losses) on
     investments................         (329,701)            68,001         (124,190)           536,049
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (267,240)           167,536           316,524           947,630
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,260            79,379             8,911            40,247
   Net transfers (including
     fixed account).............       (3,442,106)           996,027         (483,985)           510,889
   Contract charges.............          (89,101)         (102,832)          (32,552)          (35,486)
   Transfers for contract
     benefits and
     terminations...............         (635,578)       (2,453,513)         (867,025)         (705,981)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,135,525)       (1,480,939)       (1,374,651)         (190,331)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (4,402,765)       (1,313,403)       (1,058,127)           757,299
NET ASSETS:
   Beginning of year............        12,033,680        13,347,083         8,310,003         7,552,704
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,630,915  $     12,033,680  $      7,251,876  $      8,310,003
                                  ================  ================  ================  ================


                                        PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (5,478)  $         45,846  $        260,267  $        327,294
   Net realized gains
     (losses)...................            94,642            57,982         1,187,492           353,694
   Change in unrealized
     gains (losses) on
     investments................         (272,620)           392,441         5,626,689         3,496,447
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (183,456)           496,269         7,074,448         4,177,435
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             1,500            54,968               334             7,600
   Net transfers (including
     fixed account).............         (753,067)           440,490         (782,300)       (1,370,356)
   Contract charges.............          (47,439)          (53,763)          (68,212)          (68,687)
   Transfers for contract
     benefits and
     terminations...............       (1,410,959)       (1,079,502)       (3,667,255)       (3,154,969)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,209,965)         (637,807)       (4,517,433)       (4,586,412)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (2,393,421)         (141,538)         2,557,015         (408,977)
NET ASSETS:
   Beginning of year............        11,694,147        11,835,685        24,604,839        25,013,816
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,300,726  $     11,694,147  $     27,161,854  $     24,604,839
                                  ================  ================  ================  ================


                                     PUTNAM VT MULTI-CAP GROWTH
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (15,752)  $       (22,794)
   Net realized gains
     (losses)...................           127,321            87,536
   Change in unrealized
     gains (losses) on
     investments................           570,168           263,134
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           681,737           327,876
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,300            32,659
   Net transfers (including
     fixed account).............         (156,321)         (175,823)
   Contract charges.............           (1,302)           (3,046)
   Transfers for contract
     benefits and
     terminations...............         (291,750)         (181,106)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (418,073)         (327,316)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............           263,664               560
NET ASSETS:
   Beginning of year............         2,195,814         2,195,254
                                  ----------------  ----------------
   End of year..................  $      2,459,478  $      2,195,814
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         RUSSELL AGGRESSIVE EQUITY                  RUSSELL CORE BOND
                                                SUB-ACCOUNT                            SUB-ACCOUNT
                                   -------------------------------------  ------------------------------------
                                          2013               2012                2013               2012
                                   ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         (15,441)  $         (6,381)  $             936  $          88,576
   Net realized gains
     (losses)....................             184,427           (13,412)            105,775            355,595
   Change in unrealized
     gains (losses) on
     investments.................             339,515            271,218          (316,686)            208,898
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........             508,501            251,425          (209,975)            653,069
                                   ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................               7,877              6,905              3,080              1,330
   Net transfers (including
     fixed account)..............           (101,699)          (299,718)            246,498          (342,751)
   Contract charges..............               (508)              (619)            (1,736)            (2,162)
   Transfers for contract
     benefits and
     terminations................           (365,236)          (251,184)        (1,923,479)        (1,636,361)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (459,566)          (544,616)        (1,675,637)        (1,979,944)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets............              48,935          (293,191)        (1,885,612)        (1,326,875)
NET ASSETS:
   Beginning of year.............           1,569,025          1,862,216          8,745,140         10,072,015
                                   ------------------  -----------------  -----------------  -----------------
   End of year...................  $        1,617,960  $       1,569,025  $       6,859,528  $       8,745,140
                                   ==================  =================  =================  =================

                                   RUSSELL GLOBAL REAL ESTATE SECURITIES        RUSSELL MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                             SUB-ACCOUNT
                                   --------------------------------------  -------------------------------------
                                          2013               2012                 2013               2012
                                   ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $           28,064  $          40,176   $        (13,110)  $         (23,995)
   Net realized gains
     (losses)....................              56,694            (5,774)             858,026             130,720
   Change in unrealized
     gains (losses) on
     investments.................            (53,084)            223,919           1,407,178           1,088,782
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........              31,674            258,321           2,252,094           1,195,507
                                   ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................                 116              1,330              46,751             143,609
   Net transfers (including
     fixed account)..............              15,404           (10,186)           (164,837)           (158,774)
   Contract charges..............               (208)              (257)             (2,523)             (3,190)
   Transfers for contract
     benefits and
     terminations................           (250,890)          (104,885)         (2,002,389)         (1,640,873)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (235,578)          (113,998)         (2,122,998)         (1,659,228)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets............           (203,904)            144,323             129,096           (463,721)
NET ASSETS:
   Beginning of year.............           1,187,295          1,042,972           8,363,015           8,826,736
                                   ------------------  -----------------   -----------------  ------------------
   End of year...................  $          983,391  $       1,187,295   $       8,492,111  $        8,363,015
                                   ==================  =================   =================  ==================

                                             RUSSELL NON-U.S.
                                                SUB-ACCOUNT
                                   -------------------------------------
                                          2013               2012
                                   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          23,160  $           13,561
   Net realized gains
     (losses)....................           (14,344)           (127,844)
   Change in unrealized
     gains (losses) on
     investments.................            634,307             747,428
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........            643,123             633,145
                                   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................              1,818               2,705
   Net transfers (including
     fixed account)..............           (49,970)              62,875
   Contract charges..............            (1,049)             (1,239)
   Transfers for contract
     benefits and
     terminations................          (854,780)           (601,671)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (903,981)           (537,330)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets............          (260,858)              95,815
NET ASSETS:
   Beginning of year.............          3,770,152           3,674,337
                                   -----------------  ------------------
   End of year...................  $       3,509,294  $        3,770,152
                                   =================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
             OF METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts").The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors USA Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
DWS Variable Series II ("DWS II")                          Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

American Funds Global Growth Sub-Account                 Invesco V.I. International Growth Sub-Account (a)
American Funds Global Small Capitalization               MIST AllianceBernstein Global Dynamic Allocation
   Sub-Account                                              Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Balanced Allocation Sub-Account
DWS II Government & Agency Securities Sub-Account        MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST American Funds Growth Sub-Account
Fidelity VIP Growth Opportunities Sub-Account            MIST American Funds Moderate Allocation
FTVIPT Templeton Foreign Securities Sub-Account (a)         Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)



MIST AQR Global Risk Balanced Sub-Account                  MIST Schroders Global Multi-Asset Sub-Account
MIST BlackRock Global Tactical Strategies                  MIST SSgA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSgA Growth ETF Sub-Account
MIST BlackRock High Yield Sub-Account                      MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account                  MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST Clarion Global Real Estate Sub-Account (a)            MIST Third Avenue Small Cap Value Sub-Account (a)
MIST ClearBridge Aggressive Growth II                      MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account (a)                                         MSF Barclays Aggregate Bond Index Sub-Account
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF BlackRock Bond Income Sub-Account (a)
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF BlackRock Capital Appreciation Sub-Account
MIST Harris Oakmark International Sub-Account              MSF BlackRock Money Market Sub-Account (a)
MIST Invesco Balanced-Risk Allocation Sub-Account          MSF Davis Venture Value Sub-Account (a)
MIST Invesco Comstock Sub-Account                          MSF Frontier Mid Cap Growth Sub-Account (b)
MIST Invesco Mid Cap Value Sub-Account (a)                 MSF Jennison Growth Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF Loomis Sayles Small Cap Growth Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF Met/Artisan Mid Cap Value Sub-Account
MIST JPMorgan Global Active Allocation Sub-Account         MSF Met/Dimensional International Small Company
MIST JPMorgan Small Cap Value Sub-Account                    Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Mid Cap Stock Index Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)            MSF MetLife Stock Index Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MFS Total Return Sub-Account (a)
MIST Met/Franklin Low Duration Total Return                MSF MFS Value Sub-Account
   Sub-Account                                             MSF MSCI EAFE Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF Russell 2000 Index Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST MetLife Balanced Strategy Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST MetLife Defensive Strategy Sub-Account                MSF Van Eck Global Natural Resources Sub-Account
MIST MetLife Growth Strategy Sub-Account                   MSF Western Asset Management Strategic Bond
MIST MetLife Moderate Strategy Sub-Account                   Opportunities Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF Western Asset Management U.S. Government
MIST MFS Emerging Markets Equity Sub-Account (a)             Sub-Account
MIST MFS Research International Sub-Account (a)            PIMCO VIT High Yield Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         PIMCO VIT Low Duration Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)             Putnam VT Equity Income Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            Putnam VT Multi-Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    Russell Aggressive Equity Sub-Account
MIST Pioneer Fund Sub-Account (a)                          Russell Core Bond Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Russell Global Real Estate Securities Sub-Account
MIST Pyramis Government Income Sub-Account                 Russell Multi-Style Equity Sub-Account
MIST Pyramis Managed Risk Sub-Account (b)                  Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account        MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account           MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account          MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy        MSF Oppenheimer Global Equity Sub-Account
   Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Portfolio                                         New Portfolio

(MIST) American Funds Bond Portfolio                     (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                     (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index Portfolio    (MSF) Barclays Aggregate Bond Index Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.

The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,108,620        77,464,114         2,687,714       14,476,837
     American Funds Global Small Capitalization Sub-Account.....      1,175,330        19,841,667         1,003,305        3,983,005
     American Funds Growth Sub-Account..........................      1,898,035        82,133,310         2,730,318       19,547,704
     DWS II Government & Agency Securities Sub-Account..........         42,026           511,445            60,232          211,638
     Fidelity VIP Equity-Income Sub-Account.....................        263,313         5,543,123           950,111          863,715
     Fidelity VIP Growth Opportunities Sub-Account..............          4,235            76,445               414           20,289
     FTVIPT Templeton Foreign Securities Sub-Account............      1,738,842        24,498,854         1,165,390        4,406,952
     Invesco V.I. International Growth Sub-Account..............        187,165         4,816,827           452,079        1,161,048
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,392,268        24,718,780         6,529,991        2,694,834
     MIST American Funds Balanced Allocation Sub-Account........     21,907,902       184,914,474        24,204,658       31,738,089
     MIST American Funds Growth Allocation Sub-Account..........     22,070,931       179,655,083        32,142,541       38,217,619
     MIST American Funds Growth Sub-Account.....................      2,379,857        19,071,646         4,755,015        6,565,356
     MIST American Funds Moderate Allocation Sub-Account........     10,877,300        94,644,432        11,342,606       24,291,780
     MIST AQR Global Risk Balanced Sub-Account..................      1,383,511        15,414,036         7,957,106        7,453,028
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,257,016        53,150,176        22,605,226       12,240,124
     MIST BlackRock High Yield Sub-Account......................      1,966,252        16,275,356         6,966,276        5,946,679
     MIST BlackRock Large Cap Core Sub-Account..................        622,395         5,434,038           914,417        1,683,523
     MIST Clarion Global Real Estate Sub-Account................      3,457,024        41,358,348         5,369,017        5,187,127
     MIST ClearBridge Aggressive Growth II Sub-Account..........         52,368         4,014,689         3,206,902        1,715,526
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,729,289        58,982,893         4,756,070       16,096,968
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,108,255        14,708,333         1,826,523        3,677,572
     MIST Harris Oakmark International Sub-Account..............      3,868,334        53,986,245         6,277,859       10,315,888
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,858,905        19,403,579        10,134,744        8,910,592
     MIST Invesco Comstock Sub-Account..........................      8,980,913        88,472,225         6,218,287       14,320,679
     MIST Invesco Mid Cap Value Sub-Account.....................      9,359,152       171,621,458         3,542,622       32,633,626
     MIST Invesco Small Cap Growth Sub-Account..................      2,988,164        39,912,340         9,628,029       10,864,059
     MIST JPMorgan Core Bond Sub-Account........................      1,232,150        12,925,860        18,388,341       22,068,467
     MIST JPMorgan Global Active Allocation Sub-Account.........        908,282         9,638,049         8,356,288        6,048,885
     MIST JPMorgan Small Cap Value Sub-Account..................        481,598         6,038,955           630,565        1,461,078
     MIST Loomis Sayles Global Markets Sub-Account..............      1,026,866        12,148,021         3,047,613        4,853,449
     MIST Lord Abbett Bond Debenture Sub-Account................     17,587,838       210,982,435        18,052,485       36,517,047
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        461,713         4,799,164         2,482,748        1,031,493
     MIST Met/Franklin Low Duration Total Return Sub-Account....      2,773,396        27,622,877        13,251,594        3,253,572
     MIST Met/Templeton International Bond Sub-Account..........        479,275         5,609,960           902,064          726,127
     MIST MetLife Aggressive Strategy Sub-Account...............     16,199,750       143,558,054        15,802,837       27,713,135
     MIST MetLife Balanced Plus Sub-Account.....................      9,862,148       102,240,911        31,384,835        5,749,513
     MIST MetLife Balanced Strategy Sub-Account.................    216,539,207     2,130,735,084        62,754,862      245,866,727
     MIST MetLife Defensive Strategy Sub-Account................     33,620,526       349,202,224        36,256,702       97,299,723
     MIST MetLife Growth Strategy Sub-Account...................    137,398,934     1,450,210,423       211,447,842      162,201,432
     MIST MetLife Moderate Strategy Sub-Account.................     78,903,760       805,177,609        41,228,000      105,098,031
     MIST MetLife Multi-Index Targeted Risk Sub-Account (a).....         33,621           362,149           368,469            6,619
     MIST MFS Emerging Markets Equity Sub-Account...............      5,765,186        60,234,447        15,151,374        8,716,882
     MIST MFS Research International Sub-Account................     11,835,728       133,456,303         8,504,234       21,338,586
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,808,753        44,881,864         1,362,694       10,996,639
     MIST Oppenheimer Global Equity Sub-Account.................      2,479,281        40,493,261        25,876,764        5,720,398
     MIST PIMCO Inflation Protected Bond Sub-Account............     10,419,430       113,929,605        16,422,893       14,991,528
     MIST PIMCO Total Return Sub-Account........................     43,517,949       506,983,444        49,151,559       68,369,792
     MIST Pioneer Fund Sub-Account..............................      5,351,800        55,780,703         4,965,401       16,278,815
     MIST Pioneer Strategic Income Sub-Account..................      1,498,312        15,983,221         6,329,968        3,837,229
     MIST Pyramis Government Income Sub-Account.................        443,359         4,835,447         1,756,285        2,767,965
     MIST Pyramis Managed Risk Sub-Account (b)..................        335,986         3,475,256         3,698,399          230,722

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     MIST Schroders Global Multi-Asset Sub-Account..............        838,787         8,966,333         5,547,514        1,956,642
     MIST SSgA Growth and Income ETF Sub-Account................     13,061,076       141,463,130        12,845,077       18,912,559
     MIST SSgA Growth ETF Sub-Account...........................      4,562,377        48,413,761        12,193,337       10,189,383
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,656,728       486,527,821        11,743,288      110,205,686
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      7,280,134        59,586,238         8,495,249       12,737,958
     MIST Third Avenue Small Cap Value Sub-Account..............      2,835,964        40,901,985         4,516,210        9,717,226
     MSF Baillie Gifford International Stock Sub-Account........      1,876,813        18,244,111        14,425,712        2,576,697
     MSF Barclays Aggregate Bond Index Sub-Account..............        311,269         3,399,014         2,262,502        1,870,106
     MSF BlackRock Bond Income Sub-Account......................        888,434        93,352,992        13,555,711        6,602,094
     MSF BlackRock Capital Appreciation Sub-Account.............        310,405         6,517,557           569,850        1,764,811
     MSF BlackRock Money Market Sub-Account.....................        978,278        97,827,830        35,731,249       56,181,382
     MSF Davis Venture Value Sub-Account........................      5,421,167       150,193,604        10,020,574       34,187,646
     MSF Frontier Mid Cap Growth Sub-Account (b)................        297,809         8,573,688         9,677,853        1,215,467
     MSF Jennison Growth Sub-Account............................      9,469,567       110,155,939         5,935,117       22,235,669
     MSF Loomis Sayles Small Cap Growth Sub-Account.............      1,161,734        10,810,243         1,120,187        3,832,838
     MSF Met/Artisan Mid Cap Value Sub-Account..................        178,454        38,498,724         3,772,475        6,902,455
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................        224,370         3,218,924         1,485,249          587,814
     MSF MetLife Mid Cap Stock Index Sub-Account................        237,273         3,370,477         1,601,508        1,027,350
     MSF MetLife Stock Index Sub-Account........................      1,040,252        31,497,665         4,803,302        6,629,271
     MSF MFS Total Return Sub-Account...........................        660,048        87,752,805         3,498,880       13,962,367
     MSF MFS Value Sub-Account..................................     11,346,410       156,667,809       131,828,947       20,857,691
     MSF MSCI EAFE Index Sub-Account............................        146,202         1,686,080         1,016,264          748,404
     MSF Neuberger Berman Genesis Sub-Account...................      2,866,216        40,498,336        43,983,711        5,801,701
     MSF Russell 2000 Index Sub-Account.........................        260,406         3,988,192         2,919,065        1,089,109
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      2,840,912        43,800,679        20,586,059       16,682,668
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,683         7,809,711         1,606,163        2,558,647
     MSF Van Eck Global Natural Resources Sub-Account...........        330,972         4,803,415         1,049,249        1,842,399
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................        498,815         6,311,222           734,746        3,926,597
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................        638,577         7,668,956         1,008,530        5,099,870
     PIMCO VIT High Yield Sub-Account...........................        898,630         6,733,123           741,799        1,804,446
     PIMCO VIT Low Duration Sub-Account.........................        876,605         9,063,537           909,230        3,124,648
     Putnam VT Equity Income Sub-Account........................      1,331,468        18,235,823           583,571        4,840,688
     Putnam VT Multi-Cap Growth Sub-Account.....................         79,599         1,521,986           131,722          565,530
     Russell Aggressive Equity Sub-Account......................         95,851         1,270,240           162,844          525,130
     Russell Core Bond Sub-Account..............................        655,161         6,735,282           351,062        2,001,531
     Russell Global Real Estate Securities Sub-Account..........         66,989           991,416           109,802          278,462
     Russell Multi-Style Equity Sub-Account.....................        450,510         6,427,872           655,625        2,353,459
     Russell Non-U.S. Sub-Account...............................        284,846         3,152,741           128,214        1,009,038

(a)  Commenced November 12, 2012 and began transactions in 2013.
(b)  For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              AMERICAN FUNDS                   AMERICAN FUNDS
                                               GLOBAL GROWTH             GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,288,744        3,568,963          834,626          874,335
Units issued and transferred
   from other funding options......          180,806          319,060           60,793          121,630
Units redeemed and transferred to
   other funding options...........        (512,672)        (599,279)        (145,558)        (161,339)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,956,878        3,288,744          749,861          834,626
                                     ===============  ===============  ===============  ===============


                                             AMERICAN FUNDS                  DWS II GOVERNMENT &
                                                 GROWTH                       AGENCY SECURITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          647,004         675,749           38,203           44,817
Units issued and transferred
   from other funding options......           31,649          85,109            1,231              689
Units redeemed and transferred to
   other funding options...........        (104,320)       (113,854)         (11,632)          (7,303)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................          574,333         647,004           27,802           38,203
                                     ===============  ==============  ===============  ===============


                                              FIDELITY VIP                      FIDELITY VIP
                                              EQUITY-INCOME                 GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............          296,910          302,862          10,011           9,765
Units issued and transferred
   from other funding options......           29,300           44,997               2             693
Units redeemed and transferred to
   other funding options...........         (41,217)         (50,949)         (1,467)           (447)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................          284,993          296,910           8,546          10,011
                                     ===============  ===============  ==============  ==============


                                            FTVIPT TEMPLETON                    INVESCO V.I.
                                           FOREIGN SECURITIES               INTERNATIONAL GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        1,747,933        1,900,147         317,002          353,287
Units issued and transferred
   from other funding options......           62,069          119,006          26,186           34,676
Units redeemed and transferred to
   other funding options...........        (255,629)        (271,220)        (60,034)         (70,961)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        1,554,373        1,747,933         283,154          317,002
                                     ===============  ===============  ==============  ===============


                                         MIST ALLIANCEBERNSTEIN
                                             GLOBAL DYNAMIC                  MIST AMERICAN FUNDS
                                               ALLOCATION                    BALANCED ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,054,165               --      22,206,090       23,015,262
Units issued and transferred
   from other funding options......          623,745        2,144,135       1,144,300        1,759,837
Units redeemed and transferred to
   other funding options...........        (334,788)         (89,970)     (3,098,340)      (2,569,009)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        2,343,122        2,054,165      20,252,050       22,206,090
                                     ===============  ===============  ==============  ===============



                                           MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION                      GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       22,492,160      23,752,669        2,590,163        2,895,296
Units issued and transferred
   from other funding options......        2,291,791       2,024,404          414,160          461,619
Units redeemed and transferred to
   other funding options...........      (3,937,788)     (3,284,913)        (666,552)        (766,752)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       20,846,163      22,492,160        2,337,771        2,590,163
                                     ===============  ==============  ===============  ===============

                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION         MIST AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013          2012 (a)
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,686,297       13,006,670        1,382,713               --
Units issued and transferred
   from other funding options......          428,889        1,081,668          696,807        1,506,320
Units redeemed and transferred to
   other funding options...........      (2,174,478)      (2,402,041)        (758,657)        (123,607)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,940,708       11,686,297        1,320,863        1,382,713
                                     ===============  ===============  ===============  ===============


                                             MIST BLACKROCK                    MIST BLACKROCK
                                       GLOBAL TACTICAL STRATEGIES                HIGH YIELD
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013           2012 (a)           2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        4,283,793              --          677,325          600,616
Units issued and transferred
   from other funding options......        2,353,666       4,501,859          283,077          392,473
Units redeemed and transferred to
   other funding options...........      (1,498,877)       (218,066)        (290,529)        (315,764)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        5,138,582       4,283,793          669,873          677,325
                                     ===============  ==============  ===============  ===============


                                             MIST BLACKROCK                 MIST CLARION GLOBAL
                                             LARGE CAP CORE                     REAL ESTATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          593,073         526,928       2,350,735        2,528,243
Units issued and transferred
   from other funding options......           83,748         207,037         346,388          228,084
Units redeemed and transferred to
   other funding options...........        (146,960)       (140,892)       (458,103)        (405,592)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          529,861         593,073       2,239,020        2,350,735
                                     ===============  ==============  ==============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                            MIST CLEARBRIDGE                 MIST CLEARBRIDGE
                                          AGGRESSIVE GROWTH II               AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............          15,349            6,927       8,735,126        9,600,857
Units issued and transferred
   from other funding options......          18,434           11,519         818,239          542,344
Units redeemed and transferred to
   other funding options...........         (9,807)          (3,097)     (1,716,954)      (1,408,075)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................          23,976           15,349       7,836,411        8,735,126
                                     ==============  ===============  ==============  ===============


                                              MIST GOLDMAN                 MIST HARRIS OAKMARK
                                           SACHS MID CAP VALUE                INTERNATIONAL
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,049,942       1,161,737        2,920,101       3,341,029
Units issued and transferred
   from other funding options......          85,902         102,921          382,672         262,480
Units redeemed and transferred to
   other funding options...........       (209,293)       (214,716)        (577,752)       (683,408)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         926,551       1,049,942        2,725,021       2,920,101
                                     ==============  ==============  ===============  ==============


                                       MIST INVESCO BALANCED-RISK
                                               ALLOCATION                  MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013          2012 (b)           2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       17,553,531              --        8,705,476       9,579,280
Units issued and transferred
   from other funding options......       11,887,264      18,571,445          857,457         724,551
Units redeemed and transferred to
   other funding options...........     (10,766,338)     (1,017,914)      (1,436,556)     (1,598,355)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       18,674,457      17,553,531        8,126,377       8,705,476
                                     ===============  ==============  ===============  ==============

                                                                               MIST INVESCO
                                       MIST INVESCO MID CAP VALUE            SMALL CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       6,573,235        7,467,200       2,729,300        3,190,859
Units issued and transferred
   from other funding options......         262,632          392,241         400,305          270,127
Units redeemed and transferred to
   other funding options...........     (1,111,797)      (1,286,206)       (593,689)        (731,686)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       5,724,070        6,573,235       2,535,916        2,729,300
                                     ==============  ===============  ==============  ===============


                                              MIST JPMORGAN                   MIST JPMORGAN
                                                CORE BOND               GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,511,689       1,642,766        7,003,217              --
Units issued and transferred
   from other funding options......       3,172,637         367,655        8,044,234       7,442,777
Units redeemed and transferred to
   other funding options...........     (3,501,753)       (498,732)      (5,943,822)       (439,560)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,182,573       1,511,689        9,103,629       7,003,217
                                     ==============  ==============  ===============  ==============


                                              MIST JPMORGAN                 MIST LOOMIS SAYLES
                                             SMALL CAP VALUE                  GLOBAL MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............          515,860         530,589        1,042,691         962,736
Units issued and transferred
   from other funding options......           53,166          79,409          222,707         327,748
Units redeemed and transferred to
   other funding options...........         (97,349)        (94,138)        (346,265)       (247,793)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................          471,677         515,860          919,133       1,042,691
                                     ===============  ==============  ===============  ==============

                                            MIST LORD ABBETT                  MIST MET/EATON
                                             BOND DEBENTURE                 VANCE FLOATING RATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       9,203,760       10,339,658         317,752          213,777
Units issued and transferred
   from other funding options......         464,186          574,738         231,217          183,473
Units redeemed and transferred to
   other funding options...........     (1,592,931)      (1,710,636)       (106,297)         (79,498)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       8,075,015        9,203,760         442,672          317,752
                                     ==============  ===============  ==============  ===============


                                            MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                        LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       1,766,562        1,106,536         400,203          352,964
Units issued and transferred
   from other funding options......       1,637,425        1,039,234          84,779          131,968
Units redeemed and transferred to
   other funding options...........       (650,388)        (379,208)        (78,275)         (84,729)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,753,599        1,766,562         406,707          400,203
                                     ==============  ===============  ==============  ===============


                                              MIST METLIFE
                                           AGGRESSIVE STRATEGY          MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (a)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      14,537,359       15,775,326       7,650,490              --
Units issued and transferred
   from other funding options......       1,650,095        1,113,162       3,017,645       7,888,529
Units redeemed and transferred to
   other funding options...........     (2,309,889)      (2,351,129)       (901,516)       (238,039)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      13,877,565       14,537,359       9,766,619       7,650,490
                                     ==============  ===============  ==============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                              MIST METLIFE                     MIST METLIFE
                                            BALANCED STRATEGY               DEFENSIVE STRATEGY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     197,011,812      207,920,698       33,742,779      33,539,911
Units issued and transferred
   from other funding options......       7,019,391       11,913,071        2,571,276       7,120,599
Units redeemed and transferred to
   other funding options...........    (21,351,549)     (22,821,957)      (8,288,017)     (6,917,731)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     182,679,654      197,011,812       28,026,038      33,742,779
                                     ==============  ===============  ===============  ==============


                                                                                                         MIST METLIFE
                                              MIST METLIFE                     MIST METLIFE               MULTI-INDEX
                                             GROWTH STRATEGY                 MODERATE STRATEGY           TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                     -------------------------------  -------------------------------  ---------------
                                          2013             2012            2013             2012           2013 (c)
                                     ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year............      118,697,237     127,969,483       71,904,099      74,398,177               --
Units issued and transferred
   from other funding options......       17,768,178       6,103,544        3,861,200       6,335,212          334,714
Units redeemed and transferred to
   other funding options...........     (14,280,060)    (15,375,790)      (9,284,639)     (8,829,290)         (11,073)
                                     ---------------  --------------  ---------------  --------------  ---------------
Units end of year..................      122,185,355     118,697,237       66,480,660      71,904,099          323,641
                                     ===============  ==============  ===============  ==============  ===============



                                                MIST MFS
                                         EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       4,605,777       5,082,239
Units issued and transferred
   from other funding options......       1,880,218       1,002,767
Units redeemed and transferred to
   other funding options...........     (1,241,142)     (1,479,229)
                                     --------------  --------------
Units end of year..................       5,244,853       4,605,777
                                     ==============  ==============

                                            MIST MFS RESEARCH             MIST MORGAN STANLEY               MIST OPPENHEIMER
                                              INTERNATIONAL                 MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,474,288       9,028,217       4,428,112       4,659,921       1,019,300       1,147,037
Units issued and transferred
   from other funding options......         678,128         898,552         211,339         509,620       3,021,027          99,122
Units redeemed and transferred to
   other funding options...........     (1,538,812)     (1,452,481)       (769,252)       (741,429)     (1,338,914)       (226,859)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       7,613,604       8,474,288       3,870,199       4,428,112       2,701,413       1,019,300
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                               MIST PIMCO                     MIST PIMCO
                                        INFLATION PROTECTED BOND             TOTAL RETURN                   MIST PIONEER FUND
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year............       7,448,982       7,526,508      31,210,077      32,853,798       5,289,087        5,949,995
Units issued and transferred
   from other funding options......       1,419,924       1,316,805       4,012,181       4,286,074         160,008          291,925
Units redeemed and transferred to
   other funding options...........     (1,851,992)     (1,394,331)     (6,716,711)     (5,929,795)       (869,740)        (952,833)
                                     --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..................       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355        5,289,087
                                     ==============  ==============  ==============  ==============  ==============  ===============

                                               MIST PIONEER                      MIST PYRAMIS             MIST PYRAMIS
                                             STRATEGIC INCOME                  GOVERNMENT INCOME          MANAGED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  --------------------------------  ---------------
                                           2013             2012             2013           2012 (a)        2013 (d)
                                     ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year............          624,096          610,107          544,311               --               --
Units issued and transferred
   from other funding options......          357,395          245,815          173,795          654,849          353,133
Units redeemed and transferred to
   other funding options...........        (226,518)        (231,826)        (279,736)        (110,538)         (21,829)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..................          754,973          624,096          438,370          544,311          331,304
                                     ===============  ===============  ===============  ===============  ===============


                                             MIST SCHRODERS                       MIST SSGA
                                           GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,045,943               --       12,363,629       12,724,330
Units issued and transferred
   from other funding options......        5,470,808        5,092,961          704,929        1,241,580
Units redeemed and transferred to
   other funding options...........      (2,164,673)         (47,018)      (1,582,125)      (1,602,281)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,352,078        5,045,943       11,486,433       12,363,629
                                     ===============  ===============  ===============  ===============


                                                 MIST SSGA
                                                GROWTH ETF
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2013              2012
                                     ---------------  ---------------

Units beginning of year............        4,134,490        4,414,150
Units issued and transferred
   from other funding options......          845,957          449,411
Units redeemed and transferred to
   other funding options...........        (862,460)        (729,071)
                                     ---------------  ---------------
Units end of year..................        4,117,987        4,134,490
                                     ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      10,675,620       12,522,601        6,292,266       6,972,220
Units issued and transferred
   from other funding options......         213,517          579,092          641,182         757,865
Units redeemed and transferred to
   other funding options...........     (1,776,547)      (2,426,073)      (1,184,511)     (1,437,819)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       9,112,590       10,675,620        5,748,937       6,292,266
                                     ==============  ===============  ===============  ==============


                                            MIST THIRD AVENUE               MSF BAILLIE GIFFORD
                                             SMALL CAP VALUE                INTERNATIONAL STOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        2,744,669       3,218,372          407,507         430,001
Units issued and transferred
   from other funding options......          298,169         142,098        1,368,300          41,567
Units redeemed and transferred to
   other funding options...........        (527,949)       (615,801)        (262,916)        (64,061)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        2,514,889       2,744,669        1,512,891         407,507
                                     ===============  ==============  ===============  ==============


                                              MSF BARCLAYS                     MSF BLACKROCK
                                          AGGREGATE BOND INDEX                  BOND INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............         192,855          175,717       1,413,863        1,437,066
Units issued and transferred
   from other funding options......         144,253          105,691         245,411          222,304
Units redeemed and transferred to
   other funding options...........       (120,368)         (88,553)       (221,479)        (245,507)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................         216,740          192,855       1,437,795        1,413,863
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK                    MSF BLACKROCK
                                          CAPITAL APPRECIATION                 MONEY MARKET
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       2,764,842        3,186,827      11,671,729       12,722,462
Units issued and transferred
   from other funding options......          64,522          266,223       6,578,863        7,044,542
Units redeemed and transferred to
   other funding options...........       (353,750)        (688,208)     (8,458,239)      (8,095,275)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,475,614        2,764,842       9,792,353       11,671,729
                                     ==============  ===============  ==============  ===============


                                                                       MSF FRONTIER
                                                MSF DAVIS                 MID CAP              MSF JENNISON
                                              VENTURE VALUE               GROWTH                  GROWTH
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                     -------------------------------  --------------  ------------------------------
                                          2013            2012           2013 (d)          2013            2012
                                     --------------  ---------------  --------------  --------------  --------------

Units beginning of year............      12,607,989       14,326,344              --      11,335,513       4,345,644
Units issued and transferred
   from other funding options......         721,582          609,658         679,799         752,651       8,593,297
Units redeemed and transferred to
   other funding options...........     (2,161,888)      (2,328,013)        (84,739)     (1,986,203)     (1,603,428)
                                     --------------  ---------------  --------------  --------------  --------------
Units end of year..................      11,167,683       12,607,989         595,060      10,101,961      11,335,513
                                     ==============  ===============  ==============  ==============  ==============


                                               MSF LOOMIS
                                              SAYLES SMALL
                                               CAP GROWTH
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       1,207,677       1,364,085
Units issued and transferred
   from other funding options......         139,843         121,289
Units redeemed and transferred to
   other funding options...........       (306,875)       (277,697)
                                     --------------  --------------
Units end of year..................       1,040,645       1,207,677
                                     ==============  ==============

                                                                           MSF MET/DIMENSIONAL
                                             MSF MET/ARTISAN                  INTERNATIONAL                    MSF METLIFE
                                              MID CAP VALUE                   SMALL COMPANY                MID CAP STOCK INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............       2,399,851       2,732,053         132,829          165,015         157,701         128,329
Units issued and transferred
   from other funding options......         242,557         115,302          80,230           36,030          74,178          70,540
Units redeemed and transferred to
   other funding options...........       (395,234)       (447,504)        (32,917)         (68,216)        (50,419)        (41,168)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................       2,247,174       2,399,851         180,142          132,829         181,460         157,701
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                              MSF METLIFE                                                        MSF MFS
                                              STOCK INDEX                 MSF MFS TOTAL RETURN                    VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,675,025       2,855,765       2,882,861       3,108,333        2,908,311       2,696,793
Units issued and transferred
   from other funding options......         321,996         554,780         108,127         204,749        6,808,878         651,052
Units redeemed and transferred to
   other funding options...........       (482,195)       (735,520)       (445,902)       (430,221)      (1,271,076)       (439,534)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       2,514,826       2,675,025       2,545,086       2,882,861        8,446,113       2,908,311
                                     ==============  ==============  ==============  ==============  ===============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                MSF MSCI                      MSF NEUBERGER
                                               EAFE INDEX                    BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         115,412          69,134          86,174           96,711         120,336          93,349
Units issued and transferred
   from other funding options......          77,482          98,429       2,447,259            9,111         140,921          84,112
Units redeemed and transferred to
   other funding options...........        (59,218)        (52,151)       (302,154)         (19,648)        (55,865)        (57,125)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         133,676         115,412       2,231,279           86,174         205,392         120,336
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                           MSF T. ROWE PRICE                MSF T. ROWE PRICE              MSF VAN ECK GLOBAL
                                           LARGE CAP GROWTH                 SMALL CAP GROWTH                NATURAL RESOURCES
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,780,202       3,161,388         487,872         554,041          313,419         286,505
Units issued and transferred
   from other funding options......       2,252,762         186,023          45,491          43,400           76,689         106,874
Units redeemed and transferred to
   other funding options...........     (1,470,919)       (567,209)       (103,540)       (109,569)        (121,761)        (79,960)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       3,562,045       2,780,202         429,823         487,872          268,347         313,419
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                               MSF WESTERN                  MSF WESTERN ASSET
                                            ASSET MANAGEMENT                   MANAGEMENT                       PIMCO VIT
                                      STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT                   HIGH YIELD
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         349,579         469,062         690,001          773,166         431,112         440,506
Units issued and transferred
   from other funding options......          20,347          44,944          62,481          167,277          31,093          60,216
Units redeemed and transferred to
   other funding options...........       (138,511)       (164,427)       (304,326)        (250,442)       (101,628)        (69,610)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         231,415         349,579         448,156          690,001         360,577         431,112
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                               PIMCO VIT                        PUTNAM VT                       PUTNAM VT
                                             LOW DURATION                     EQUITY INCOME                 MULTI-CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............         761,796         803,010       1,285,126       1,542,735          152,212         176,234
Units issued and transferred
   from other funding options......          72,158          81,006           9,945          27,151            7,500          22,272
Units redeemed and transferred to
   other funding options...........       (217,618)       (122,220)       (212,550)       (284,760)         (32,626)        (46,294)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................         616,336         761,796       1,082,521       1,285,126          127,086         152,212
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                                  RUSSELL                            RUSSELL
                                             AGGRESSIVE EQUITY                      CORE BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............          104,956           142,278          447,192           550,331
Units issued and transferred
   from other funding options......            3,093             5,438           16,840            14,667
Units redeemed and transferred to
   other funding options...........         (29,653)          (42,760)        (103,069)         (117,806)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................           78,396           104,956          360,963           447,192
                                     ===============  ================  ===============  ================


                                                  RUSSELL                           RUSSELL
                                       GLOBAL REAL ESTATE SECURITIES          MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013              2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............           37,475           41,404           604,659          727,966
Units issued and transferred
   from other funding options......            1,046            2,244             9,079           41,207
Units redeemed and transferred to
   other funding options...........          (8,152)          (6,173)         (145,287)        (164,514)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................           30,369           37,475           468,451          604,659
                                     ===============  ===============  ================  ===============


                                                  RUSSELL
                                                 NON-U.S.
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2013             2012
                                     ----------------  ---------------

Units beginning of year............           253,272          291,607
Units issued and transferred
   from other funding options......             4,720           19,250
Units redeemed and transferred to
   other funding options...........          (61,881)         (57,585)
                                     ----------------  ---------------
Units end of year..................           196,111          253,272
                                     ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund portfolio, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2013     2,956,878    35.06 - 42.47     122,929,858
     Growth Sub-Account          2012     3,288,744    27.66 - 33.12     106,822,886
                                 2011     3,568,963    23.00 - 27.23      95,488,976
                                 2010     3,003,389    25.73 - 30.11      88,905,025
                                 2009     2,316,571    23.47 - 27.15      61,956,827

  American Funds Global Small    2013       749,861    33.79 - 40.47      29,677,012
     Capitalization Sub-Account  2012       834,626    26.85 - 31.78      25,978,567
                                 2011       874,335    23.15 - 27.10      23,246,445
                                 2010       629,226    29.19 - 33.77      20,866,196
                                 2009       467,145    24.30 - 27.79      12,780,124

  American Funds Growth          2013       574,333  190.29 - 268.43     147,932,755
     Sub-Account                 2012       647,004  149.07 - 207.87     129,432,083
                                 2011       675,749  128.88 - 177.66     115,994,216
                                 2010       592,460  137.22 - 186.99     107,174,849
                                 2009       464,628  117.84 - 158.75      71,786,632

  DWS II Government & Agency     2013        27,802    16.55 - 17.41         482,012
     Securities Sub-Account      2012        38,203    17.38 - 18.21         693,006
                                 2011        44,817    17.19 - 17.95         801,100
                                 2010        52,265    16.29 - 16.94         880,629
                                 2009        57,534    15.56 - 16.11         922,516

  Fidelity VIP Equity-Income     2013       284,993    17.68 - 78.22       6,033,100
     Sub-Account                 2012       296,910    14.08 - 61.99       5,082,102
                                 2011       302,862    12.25 - 53.66       4,481,906
                                 2010       316,838    12.39 - 54.00       4,614,949
                                 2009       373,302    10.98 - 47.61       4,805,353

  Fidelity VIP Growth            2013         8,546    14.85 - 14.93         126,880
     Opportunities Sub-Account   2012        10,011    10.92 - 10.98         109,300
                                 2011         9,765      9.26 - 9.31          90,395
                                 2010        11,887      9.18 - 9.23         109,119
                                 2009        19,375      7.52 - 7.56         145,775

  FTVIPT Templeton Foreign       2013     1,554,373    16.25 - 41.67      30,101,114
     Securities Sub-Account      2012     1,747,933    13.46 - 34.33      28,052,934
                                 2011     1,900,147    11.59 - 29.42      26,237,200
                                 2010     2,172,428    13.20 - 33.35      33,779,312
                                 2009     2,349,812    12.40 - 31.17      34,089,823



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2013      1.23         0.75 - 1.90         26.75 - 28.21
     Growth Sub-Account          2012      0.89         0.75 - 1.90         20.24 - 21.64
                                 2011      1.41         0.75 - 1.90      (10.60) - (9.56)
                                 2010      1.61         0.75 - 1.90          9.64 - 10.91
                                 2009      1.69         0.75 - 1.90         39.62 - 41.24

  American Funds Global Small    2013      0.87         0.75 - 1.90         25.87 - 27.32
     Capitalization Sub-Account  2012      1.34         0.75 - 1.90         15.94 - 17.29
                                 2011      1.32         0.75 - 1.90     (20.66) - (19.75)
                                 2010      1.78         0.75 - 1.90         20.11 - 21.50
                                 2009      0.36         0.75 - 1.90         58.26 - 60.09

  American Funds Growth          2013      0.92         0.75 - 1.90         27.65 - 29.13
     Sub-Account                 2012      0.79         0.75 - 1.90         15.66 - 17.01
                                 2011      0.64         0.75 - 1.90       (6.08) - (4.99)
                                 2010      0.78         0.75 - 1.90         16.45 - 17.79
                                 2009      0.83         0.75 - 1.90         36.79 - 38.37

  DWS II Government & Agency     2013      3.03         1.40 - 1.80       (4.77) - (4.39)
     Securities Sub-Account      2012      3.93         1.40 - 1.80           1.08 - 1.49
                                 2011      4.42         1.40 - 1.80           5.55 - 5.97
                                 2010      4.83         1.40 - 1.80           4.71 - 5.13
                                 2009      4.59         1.40 - 1.80           6.16 - 6.58

  Fidelity VIP Equity-Income     2013      2.29         1.30 - 1.90         25.42 - 26.37
     Sub-Account                 2012      2.95         1.30 - 1.90         14.84 - 15.67
                                 2011      2.34         1.30 - 1.90       (1.24) - (0.42)
                                 2010      1.56         1.30 - 1.90         12.75 - 13.55
                                 2009      2.05         1.30 - 1.90         27.44 - 28.40

  Fidelity VIP Growth            2013      0.29                1.40                 35.98
     Opportunities Sub-Account   2012      0.41                1.40                 17.94
                                 2011      0.16                1.40                  0.88
                                 2010      0.17                1.40         22.01 - 22.02
                                 2009      0.45                1.40         43.83 - 43.84

  FTVIPT Templeton Foreign       2013      2.41         0.85 - 1.90         20.66 - 22.23
     Securities Sub-Account      2012      3.07         0.85 - 1.90         16.00 - 17.59
                                 2011      1.77         0.85 - 1.90     (12.32) - (11.20)
                                 2010      1.93         0.85 - 1.90           6.37 - 7.76
                                 2009      3.41         0.85 - 1.90         34.47 - 36.18



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  Invesco V.I. International    2013       283,154     14.74 - 32.07      6,558,263
     Growth Sub-Account         2012       317,002     12.49 - 27.37      6,259,165
                                2011       353,287     10.90 - 24.06      6,118,917
                                2010       414,083     11.79 - 26.20      7,768,778
                                2009       461,755     10.54 - 23.57      7,800,513

  MIST AllianceBernstein        2013     2,343,122     11.37 - 11.79     27,463,161
     Global Dynamic Allocation  2012     2,054,165     10.44 - 10.68     21,873,079
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013    20,252,050     11.90 - 12.56    250,188,184
     Balanced Allocation        2012    22,206,090     10.27 - 10.74    235,164,571
     Sub-Account                2011    23,015,262       9.25 - 9.58    218,152,622
                                2010    23,898,755       9.67 - 9.92    235,131,655
                                2009    22,597,437       8.81 - 8.96    201,424,344

  MIST American Funds Growth    2013    20,846,163     11.83 - 12.56    257,567,705
     Allocation Sub-Account     2012    22,492,160      9.68 - 10.17    225,771,481
                                2011    23,752,669       8.53 - 8.87    208,535,138
                                2010    24,332,553       9.17 - 9.43    227,823,049
                                2009    23,471,136       8.29 - 8.42    196,705,615

  MIST American Funds Growth    2013     2,337,771     12.15 - 12.90     29,652,918
     Sub-Account                2012     2,590,163      9.59 - 10.07     25,736,857
                                2011     2,895,296       8.39 - 8.69     24,917,298
                                2010     3,139,868       9.00 - 9.23     28,767,917
                                2009     3,506,399       7.78 - 7.90     27,597,870

  MIST American Funds           2013     9,940,708     11.71 - 12.32    120,520,419
     Moderate Allocation        2012    11,686,297     10.54 - 11.00    126,809,368
     Sub-Account                2011    13,006,670      9.72 - 10.05    129,356,533
                                2010    13,667,445      9.92 - 10.16    137,833,796
                                2009    13,452,576       9.23 - 9.37    125,390,131

  MIST AQR Global Risk          2013     1,320,863     10.78 - 11.21     14,540,600
     Balanced Sub-Account       2012     1,382,713     11.40 - 11.69     16,016,430
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013     5,138,582     10.96 - 11.40     58,089,937
     Tactical Strategies        2012     4,283,793     10.18 - 10.41     44,438,080
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013       669,873     22.60 - 29.06     17,263,570
     Sub-Account                2012       677,325     21.13 - 26.78     16,244,048
                                2011       600,616     18.54 - 23.15     12,434,639
                                2010       730,796     18.51 - 22.79     14,888,941
                                2009       517,570     16.35 - 19.84      9,210,269

  MIST BlackRock Large Cap      2013       529,861     12.68 - 15.20      7,879,461
     Core Sub-Account           2012       593,073      9.63 - 11.41      6,609,137
     (Commenced 5/4/2009)       2011       526,928      8.66 - 10.15      5,254,597
                                2010       264,061      8.81 - 10.21      2,642,554
                                2009        85,136       7.99 - 9.15        768,673

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. International    2013      1.09         0.85 - 1.90        16.48 - 18.01
     Growth Sub-Account         2012      1.34         0.85 - 1.90        13.07 - 14.55
                                2011      1.38         0.85 - 1.90      (8.74) - (7.53)
                                2010      1.97         0.85 - 1.90        10.49 - 11.91
                                2009      1.43         0.85 - 1.90        32.37 - 34.11

  MIST AllianceBernstein        2013      1.26         0.75 - 2.10         8.84 - 10.32
     Global Dynamic Allocation  2012      0.06         0.75 - 2.10          2.93 - 9.26
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013      1.38         1.30 - 2.25        15.90 - 17.00
     Balanced Allocation        2012      1.69         1.30 - 2.25        10.99 - 12.06
     Sub-Account                2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                2010      1.15         1.30 - 2.25         9.67 - 10.72
                                2009        --         1.30 - 2.25        26.44 - 27.65

  MIST American Funds Growth    2013      1.03         1.30 - 2.35        22.20 - 23.49
     Allocation Sub-Account     2012      1.21         1.30 - 2.35        13.45 - 14.65
                                2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                2010      0.88         1.30 - 2.35        10.86 - 12.02
                                2009        --         1.30 - 2.20        31.11 - 32.31

  MIST American Funds Growth    2013      0.44         1.30 - 2.35        26.77 - 28.11
     Sub-Account                2012      0.32         1.30 - 2.35        14.67 - 15.89
                                2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                2010      0.24         1.30 - 2.25        15.69 - 16.79
                                2009        --         1.30 - 2.25        35.80 - 37.09

  MIST American Funds           2013      1.67         1.30 - 2.20        11.05 - 12.05
     Moderate Allocation        2012      2.05         1.30 - 2.20          8.42 - 9.40
     Sub-Account                2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                2010      1.57         1.30 - 2.20          7.52 - 8.50
                                2009        --         1.30 - 2.20        20.71 - 21.79

  MIST AQR Global Risk          2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     Balanced Sub-Account       2012      0.01         0.75 - 2.20          3.10 - 9.73
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Tactical Strategies        2012        --         0.75 - 2.10          2.75 - 8.32
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013      6.41         0.75 - 2.20          6.95 - 8.52
     Sub-Account                2012      6.62         0.75 - 2.20        13.99 - 15.67
                                2011      6.61         0.75 - 2.20          0.12 - 1.58
                                2010      3.63         0.75 - 2.20        13.26 - 14.91
                                2009      4.10         0.75 - 2.20        29.21 - 44.75

  MIST BlackRock Large Cap      2013      1.19         0.75 - 1.90        31.65 - 33.17
     Core Sub-Account           2012      0.95         0.75 - 1.90        11.18 - 12.47
     (Commenced 5/4/2009)       2011      0.81         0.75 - 1.90      (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90        10.25 - 11.53
                                2009        --         0.75 - 1.90        22.54 - 23.49

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2013     2,239,020    15.36 - 25.05      38,352,561
     Estate Sub-Account         2012     2,350,735    15.19 - 24.49      39,516,123
                                2011     2,528,243    12.34 - 19.66      34,277,327
                                2010     2,647,883    13.39 - 21.05      38,697,331
                                2009     2,963,807    11.80 - 18.36      37,898,569

  MIST ClearBridge Aggressive   2013        23,976  168.63 - 224.52       4,991,149
     Growth II Sub-Account      2012        15,349  133.85 - 176.62       2,480,585
     (Commenced 5/3/2010)       2011         6,927  120.34 - 146.05         924,910
                                2010         2,977  128.95 - 160.04         438,631

  MIST ClearBridge Aggressive   2013     7,836,411    10.80 - 18.18     101,728,824
     Growth Sub-Account         2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571
                                2009     9,606,073      5.76 - 8.63      61,074,016

  MIST Goldman Sachs Mid Cap    2013       926,551    19.93 - 22.07      19,638,139
     Value Sub-Account          2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973
                                2009     1,482,733    12.01 - 12.74      18,467,822

  MIST Harris Oakmark           2013     2,725,021    24.93 - 27.96      72,879,342
     International Sub-Account  2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973
                                2009     4,066,421    16.20 - 17.50      69,004,535

  MIST Invesco Balanced-Risk    2013    18,674,457      1.04 - 1.06      19,667,126
     Allocation Sub-Account     2012    17,553,531      1.04 - 1.05      18,405,844
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013     8,126,377    14.36 - 16.50     130,402,734
     Sub-Account                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183
                                2009     9,148,538      8.70 - 9.37      84,373,555

  MIST Invesco Mid Cap Value    2013     5,724,070    31.03 - 39.34     210,304,023
     Sub-Account                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624
                                2009     9,382,903    19.10 - 22.44     199,636,901

  MIST Invesco Small Cap        2013     2,535,916    14.55 - 25.27      59,587,334
     Growth Sub-Account         2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461
                                2009     4,320,755     7.37 - 12.87      52,644,910



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2013      6.92         0.75 - 2.35           1.14 - 2.77
     Estate Sub-Account         2012      2.07         0.75 - 2.35         23.05 - 25.04
                                2011      3.90         0.75 - 2.35       (7.78) - (6.29)
                                2010      8.38         0.75 - 2.35         13.41 - 15.23
                                2009      3.27         0.75 - 2.35         31.61 - 33.73

  MIST ClearBridge Aggressive   2013      0.43         1.30 - 2.20         25.98 - 27.12
     Growth II Sub-Account      2012      0.18         1.30 - 2.20         19.84 - 20.93
     (Commenced 5/3/2010)       2011      1.56         1.30 - 1.95       (9.33) - (8.74)
                                2010        --         1.30 - 2.05           3.41 - 3.94

  MIST ClearBridge Aggressive   2013      0.25         0.75 - 2.35         42.22 - 44.51
     Growth Sub-Account         2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32
                                2009      0.02         1.30 - 2.35         29.87 - 31.60

  MIST Goldman Sachs Mid Cap    2013      0.90         1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63
                                2009      1.23         1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013      2.48         1.30 - 2.35         27.46 - 28.80
     International Sub-Account  2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91
                                2009      8.00         1.30 - 2.35         51.46 - 53.06

  MIST Invesco Balanced-Risk    2013        --         0.75 - 2.20         (0.36) - 1.10
     Allocation Sub-Account     2012      0.57         0.75 - 2.20           3.13 - 4.14
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013      1.08         0.75 - 2.35         32.25 - 34.38
     Sub-Account                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00
                                2009      2.32         0.75 - 2.35         23.63 - 25.61

  MIST Invesco Mid Cap Value    2013      0.77         0.75 - 2.20         27.47 - 29.52
     Sub-Account                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78
                                2009      2.21         0.75 - 2.05         23.96 - 25.79

  MIST Invesco Small Cap        2013      0.24         1.30 - 2.35         36.92 - 38.58
     Growth Sub-Account         2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72
                                2009        --         1.30 - 2.35         30.70 - 32.33



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST JPMorgan Core Bond       2013     1,182,573    10.18 - 10.75     12,506,234
     Sub-Account                2012     1,511,689    10.74 - 11.23     16,737,665
                                2011     1,642,766    10.47 - 10.84     17,623,360
                                2010     1,767,528    10.12 - 10.38     18,209,023
                                2009     1,763,742      9.76 - 9.92     17,394,037

  MIST JPMorgan Global Active   2013     9,103,629      1.13 - 1.16     10,517,817
     Allocation Sub-Account     2012     7,003,217      1.04 - 1.05      7,371,189
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       471,677    18.55 - 20.49      9,530,735
     Value Sub-Account          2012       515,860    14.22 - 15.53      7,917,855
                                2011       530,589    12.57 - 13.57      7,126,054
                                2010       396,464    14.29 - 15.25      5,987,971
                                2009       296,874    12.21 - 12.89      3,801,580

  MIST Loomis Sayles Global     2013       919,133    15.69 - 17.00     15,197,549
     Markets Sub-Account        2012     1,042,691    13.71 - 14.71     14,977,462
                                2011       962,736    12.01 - 12.74     12,022,681
                                2010     1,177,416    12.48 - 13.10     15,232,698
                                2009       899,578    10.47 - 10.88      9,662,261

  MIST Lord Abbett Bond         2013     8,075,015    22.88 - 31.79    236,290,033
     Debenture Sub-Account      2012     9,203,760    19.43 - 29.66    252,466,645
                                2011    10,339,658    19.01 - 26.46    254,363,555
                                2010    11,836,616    16.94 - 25.52    281,708,830
                                2009    13,193,447    15.20 - 22.76    280,934,170

  MIST Met/Eaton Vance          2013       442,672    10.76 - 11.18      4,880,212
     Floating Rate Sub-Account  2012       317,752    10.61 - 10.91      3,433,894
     (Commenced 5/3/2010)       2011       213,777    10.15 - 10.30      2,191,750
                                2010        80,368    10.17 - 10.23        819,953

  MIST Met/Franklin Low         2013     2,753,599     9.82 - 10.21     27,817,040
     Duration Total Return      2012     1,766,562     9.92 - 10.16     17,845,860
     Sub-Account                2011     1,106,536      9.72 - 9.81     10,825,502
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013       406,707    13.21 - 13.88      5,578,711
     International Bond         2012       400,203    13.32 - 13.84      5,481,320
     Sub-Account                2011       352,964    11.86 - 12.20      4,276,366
     (Commenced 5/4/2009)       2010       169,000    12.12 - 12.33      2,069,263
                                2009        18,597    10.88 - 10.90        202,561

  MIST MetLife Aggressive       2013    13,877,565    13.36 - 16.82    217,076,586
     Strategy Sub-Account       2012    14,537,359    10.46 - 13.09    178,338,412
                                2011    15,775,326     9.09 - 11.30    168,280,842
                                2010    17,260,094     9.78 - 12.08    198,100,052
                                2009    18,139,859     8.52 - 10.45    181,304,081

  MIST MetLife Balanced Plus    2013     9,766,619    11.55 - 12.01    116,669,137
     Sub-Account                2012     7,650,490    10.33 - 10.58     80,785,959
     (Commenced 1/3/2012)



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST JPMorgan Core Bond       2013      0.28         1.30 - 2.25       (4.95) - (4.05)
     Sub-Account                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73
                                2009        --         1.30 - 2.25          9.63 - 10.67

  MIST JPMorgan Global Active   2013      0.09         0.75 - 2.20          8.57 - 10.16
     Allocation Sub-Account     2012      0.64         0.75 - 2.20           3.12 - 4.13
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013      0.49         0.75 - 1.90         30.40 - 31.91
     Value Sub-Account          2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35
                                2009      0.66         0.75 - 1.90         26.34 - 27.81

  MIST Loomis Sayles Global     2013      2.37         1.30 - 2.35         14.41 - 15.62
     Markets Sub-Account        2012      2.34         1.30 - 2.35         14.20 - 15.41
                                2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                2010      3.24         1.30 - 2.35         19.18 - 20.43
                                2009      2.06         1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013      6.79         0.75 - 2.35           5.47 - 7.25
     Debenture Sub-Account      2012      7.24         0.75 - 2.35         10.31 - 12.23
                                2011      6.07         0.75 - 2.35           2.04 - 3.94
                                2010      6.32         0.75 - 2.35         10.34 - 12.22
                                2009      7.43         0.75 - 2.35         33.60 - 35.96

  MIST Met/Eaton Vance          2013      3.46         1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012      3.04         1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low         2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Duration Total Return      2012      1.86         0.75 - 2.20           2.11 - 3.61
     Sub-Account                2011        --         0.75 - 2.05       (2.63) - (1.79)
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013      1.99         0.75 - 1.80         (0.77) - 0.28
     International Bond         2012      9.65         0.75 - 1.80         12.24 - 13.43
     Sub-Account                2011      6.06         0.75 - 1.80       (2.10) - (1.07)
     (Commenced 5/4/2009)       2010      0.37         0.75 - 1.80          4.20 - 12.08
                                2009        --         1.30 - 1.60           8.80 - 9.00

  MIST MetLife Aggressive       2013      0.76         0.75 - 2.35         26.50 - 28.54
     Strategy Sub-Account       2012      0.64         0.75 - 2.35         14.02 - 15.87
                                2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                2010      1.21         0.75 - 2.35         13.80 - 15.63
                                2009        --         0.75 - 2.35         29.56 - 31.65

  MIST MetLife Balanced Plus    2013      1.17         0.75 - 2.20         11.87 - 13.51
     Sub-Account                2012        --         0.75 - 2.20          4.08 - 12.26
     (Commenced 1/3/2012)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST MetLife Balanced           2013   182,679,654    13.16 - 16.24   2,838,828,931
     Strategy Sub-Account         2012   197,011,812    11.18 - 13.70   2,594,213,239
                                  2011   207,920,698     9.95 - 12.12   2,431,515,757
                                  2010   193,332,452    10.27 - 12.42   2,318,147,547
                                  2009   174,627,957     9.17 - 11.02   1,859,813,329

  MIST MetLife Defensive          2013    28,026,038    13.08 - 15.15     399,075,584
     Strategy Sub-Account         2012    33,742,779    12.28 - 13.99     446,509,240
                                  2011    33,539,911    11.33 - 12.71     405,417,433
                                  2010    31,892,038    11.40 - 12.58     383,256,299
                                  2009    28,585,107    10.52 - 11.43     313,812,189

  MIST MetLife Growth             2013   122,185,355    13.32 - 16.84   1,930,454,961
     Strategy Sub-Account         2012   118,697,237    10.73 - 13.48   1,506,611,565
                                  2011   127,969,483     9.40 - 11.73   1,424,650,304
                                  2010   137,947,035     9.92 - 12.30   1,619,862,396
                                  2009   146,128,352     8.71 - 10.73   1,507,800,031

  MIST MetLife Moderate           2013    66,480,660    13.70 - 15.86   1,005,233,857
     Strategy Sub-Account         2012    71,904,099    12.27 - 13.99     962,702,252
                                  2011    74,398,177    11.18 - 12.54     896,942,380
                                  2010    69,016,105    11.46 - 12.65     840,358,813
                                  2009    61,993,623    10.44 - 11.34     677,808,153

  MIST MetLife Multi-Index        2013       323,641     1.12 - 11.22         377,861
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013     5,244,853    10.29 - 19.86      59,292,583
     Equity Sub-Account           2012     4,605,777    11.09 - 21.16      56,184,457
                                  2011     5,082,239     9.55 - 18.02      52,679,213
                                  2010     5,557,697    12.03 - 22.40      71,913,866
                                  2009     5,035,625     9.96 - 18.32      53,586,138

  MIST MFS Research               2013     7,613,604    15.55 - 26.30     141,100,546
     International Sub-Account    2012     8,474,288    13.34 - 22.18     133,415,326
                                  2011     9,028,217    11.69 - 19.12     123,865,118
                                  2010     9,354,056    13.39 - 21.53     146,069,481
                                  2009     9,683,890    12.29 - 19.45     138,034,495

  MIST Morgan Stanley Mid Cap     2013     3,870,199    17.65 - 20.86      76,130,580
     Growth Sub-Account           2012     4,428,112    12.94 - 15.10      63,342,932
                                  2011     4,659,921    12.07 - 13.90      61,573,810
                                  2010     4,818,910    13.21 - 15.02      68,961,080
                                  2009     4,839,057    10.20 - 11.44      52,932,593

  MIST Oppenheimer Global         2013     2,701,413     1.16 - 28.20      51,152,278
     Equity Sub-Account           2012     1,019,300    18.36 - 22.35      21,942,397
                                  2011     1,147,037    15.67 - 18.58      20,591,996
                                  2010     1,132,139    17.43 - 20.44      22,327,452
                                  2009     1,009,176    15.33 - 17.77      17,331,575



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST MetLife Balanced           2013      2.01         0.75 - 2.35         16.65 - 18.53
     Strategy Sub-Account         2012      2.12         0.75 - 2.35         11.27 - 13.08
                                  2011      1.56         0.75 - 2.35       (3.98) - (2.44)
                                  2010      2.08         0.75 - 2.35         10.96 - 12.74
                                  2009        --         0.75 - 2.35         25.35 - 27.39

  MIST MetLife Defensive          2013      3.02         0.75 - 2.35           6.55 - 8.26
     Strategy Sub-Account         2012      2.80         0.75 - 2.35          8.32 - 10.08
                                  2011      2.22         0.75 - 2.35         (0.59) - 1.02
                                  2010      3.15         0.75 - 2.35          8.32 - 10.07
                                  2009      2.86         0.75 - 2.35         20.05 - 22.00

  MIST MetLife Growth             2013      1.42         0.75 - 2.35         22.99 - 24.97
     Strategy Sub-Account         2012      1.65         0.75 - 2.35         13.02 - 14.85
                                  2011      1.54         0.75 - 2.35       (6.10) - (4.59)
                                  2010      1.72         0.75 - 2.35         12.81 - 14.62
                                  2009        --         0.75 - 2.35         27.08 - 29.13

  MIST MetLife Moderate           2013      2.37         0.75 - 2.35         11.57 - 13.37
     Strategy Sub-Account         2012      2.63         0.75 - 2.35          9.77 - 11.55
                                  2011      1.80         0.75 - 2.35       (2.43) - (0.86)
                                  2010      2.53         0.75 - 2.35          9.79 - 11.55
                                  2009      3.26         0.75 - 2.35         23.16 - 25.14

  MIST MetLife Multi-Index        2013      0.40         0.75 - 1.95          4.18 - 12.10
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013      1.08         0.75 - 2.35       (7.19) - (5.69)
     Equity Sub-Account           2012      0.76         0.75 - 2.35         16.12 - 18.00
                                  2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                  2010      1.00         0.75 - 2.35         20.79 - 22.72
                                  2009      1.59         0.75 - 2.35         65.01 - 67.70

  MIST MFS Research               2013      2.60         0.75 - 2.35         16.49 - 18.57
     International Sub-Account    2012      1.96         0.75 - 2.35         13.98 - 15.98
                                  2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                  2010      1.75         0.75 - 2.35          8.83 - 10.71
                                  2009      3.20         0.75 - 2.35         28.50 - 30.81

  MIST Morgan Stanley Mid Cap     2013      0.65         0.75 - 1.90         36.41 - 38.12
     Growth Sub-Account           2012        --         0.75 - 1.90           7.21 - 8.62
                                  2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                  2010      0.03         0.75 - 1.90         29.60 - 31.28
                                  2009        --         0.75 - 1.90         54.31 - 56.49

  MIST Oppenheimer Global         2013      1.02         0.75 - 1.90         15.71 - 26.16
     Equity Sub-Account           2012      1.40         0.75 - 1.90         18.88 - 20.27
                                  2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                  2010      1.31         0.75 - 1.90         13.75 - 15.06
                                  2009      2.19         0.75 - 1.90         37.17 - 38.75



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2013     7,016,914    13.13 - 15.58     102,943,846
     Protected Bond Sub-Account  2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565
                                 2009     6,189,735    12.17 - 13.54      79,015,035

  MIST PIMCO Total Return        2013    28,505,547    15.63 - 19.26     508,804,270
     Sub-Account                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271
                                 2009    29,925,971    14.30 - 16.50     463,386,876

  MIST Pioneer Fund              2013     4,579,355    14.50 - 28.98      99,844,002
     Sub-Account                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549
                                 2009     7,155,477     9.40 - 18.29      95,301,242

  MIST Pioneer Strategic         2013       754,973    13.33 - 32.36      16,641,496
     Income Sub-Account          2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843
                                 2009       243,858    21.60 - 25.31       5,986,626

  MIST Pyramis Government        2013       438,370    10.11 - 10.48       4,570,971
     Income Sub-Account          2012       544,311    10.81 - 11.06       5,996,997
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013       331,304    10.69 - 10.80       3,558,035
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013     8,352,078      1.14 - 1.17       9,704,669
     Multi-Asset Sub-Account     2012     5,045,943      1.06 - 1.07       5,397,219
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013    11,486,433    13.50 - 15.22     168,487,815
     ETF Sub-Account             2012    12,363,629    12.22 - 13.58     162,452,437
                                 2011    12,724,330    11.07 - 12.13     149,799,689
                                 2010    10,621,952    11.20 - 12.09     124,729,784
                                 2009     7,874,421    10.20 - 10.85      83,204,629

  MIST SSgA Growth ETF           2013     4,117,987    13.44 - 15.14      58,808,947
     Sub-Account                 2012     4,134,490    11.63 - 12.92      50,750,185
                                 2011     4,414,150    10.44 - 11.32      47,811,625
                                 2010     4,136,142    10.88 - 11.65      46,397,024
                                 2009     3,535,741     9.77 - 10.28      35,260,685

  MIST T. Rowe Price Large Cap   2013     9,112,590    22.13 - 83.67     661,694,916
     Value Sub-Account           2012    10,675,620    16.64 - 62.93     586,755,456
                                 2011    12,522,601    14.19 - 53.66     590,684,856
                                 2010    14,134,367    14.87 - 56.24     702,128,967
                                 2009    15,593,590    12.78 - 48.34     669,088,087



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST PIMCO Inflation           2013      2.16         0.75 - 2.35     (11.38) - (9.95)
     Protected Bond Sub-Account  2012      3.02         0.75 - 2.35          6.58 - 8.31
                                 2011      1.61         0.75 - 2.35         8.56 - 10.31
                                 2010      2.31         0.75 - 2.35          5.26 - 6.96
                                 2009      3.36         0.75 - 2.35         9.41 - 16.53

  MIST PIMCO Total Return        2013      4.27         0.75 - 2.35      (4.19) - (2.55)
     Sub-Account                 2012      3.17         0.75 - 2.35          6.72 - 8.63
                                 2011      2.67         0.75 - 2.35          0.78 - 2.55
                                 2010      3.54         0.75 - 2.35          5.65 - 7.50
                                 2009      6.88         0.75 - 2.35        15.29 - 17.39

  MIST Pioneer Fund              2013      3.25         0.75 - 2.20        29.83 - 32.08
     Sub-Account                 2012      1.52         0.75 - 1.95          8.23 - 9.76
                                 2011      1.23         0.75 - 1.95      (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20        13.41 - 15.35
                                 2009      0.10         0.75 - 2.05        21.55 - 27.31

  MIST Pioneer Strategic         2013      4.55         0.75 - 2.20        (0.80) - 0.79
     Income Sub-Account          2012      4.74         0.75 - 2.20         9.02 - 10.79
                                 2011      4.46         0.75 - 2.20          1.22 - 2.86
                                 2010      4.43         0.75 - 2.15         4.78 - 11.34
                                 2009      4.86         0.75 - 1.90        30.59 - 32.09

  MIST Pyramis Government        2013      1.54         0.75 - 2.10      (6.50) - (5.23)
     Income Sub-Account          2012      0.01         0.75 - 2.10          1.07 - 2.37
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013      1.43         0.75 - 2.20          4.69 - 5.72
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013      0.01         0.75 - 2.20          7.72 - 9.29
     Multi-Asset Sub-Account     2012      1.42         0.75 - 2.00          5.25 - 6.14
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013      2.51         0.75 - 2.20        10.47 - 12.09
     ETF Sub-Account             2012      2.36         0.75 - 2.20        10.38 - 12.00
                                 2011      1.68         0.75 - 2.20        (1.13) - 0.31
                                 2010      1.27         0.75 - 2.20         9.80 - 11.40
                                 2009      1.93         0.75 - 2.20        22.17 - 24.32

  MIST SSgA Growth ETF           2013      2.05         0.75 - 2.20        15.50 - 17.19
     Sub-Account                 2012      1.95         0.75 - 2.20        12.52 - 14.17
                                 2011      1.58         0.75 - 2.05      (4.12) - (2.86)
                                 2010      1.51         0.75 - 2.05        11.84 - 13.30
                                 2009      1.73         0.75 - 1.95        26.60 - 28.99

  MIST T. Rowe Price Large Cap   2013      1.63         0.75 - 2.35        30.67 - 32.96
     Value Sub-Account           2012      1.56         0.75 - 2.35        15.22 - 17.27
                                 2011      0.75         0.75 - 2.35      (6.24) - (4.58)
                                 2010      1.14         0.75 - 2.35        14.30 - 16.33
                                 2009      2.37         0.75 - 2.35        15.64 - 17.67



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MIST T. Rowe Price Mid Cap   2013     5,748,937    13.81 - 16.36     86,470,627
     Growth Sub-Account        2012     6,292,266    10.34 - 12.08     70,400,134
                               2011     6,972,220     9.30 - 10.72     69,666,727
                               2010     8,396,880     9.67 - 10.99     86,739,534
                               2009     9,444,336      7.75 - 8.68     77,636,322

  MIST Third Avenue Small Cap  2013     2,514,889    21.87 - 27.37     59,255,307
     Value Sub-Account         2012     2,744,669    16.91 - 20.89     49,647,860
                               2011     3,218,372    14.67 - 17.92     50,131,398
                               2010     3,834,160    16.49 - 19.90     66,822,076
                               2009     3,942,016    14.06 - 16.80     58,216,200

  MSF Baillie Gifford          2013     1,512,891     9.52 - 16.46     19,482,882
     International Stock       2012       407,507     8.38 - 14.42      5,455,286
     Sub-Account               2011       430,001     7.11 - 12.18      4,882,027
                               2010       457,537     9.00 - 15.39      6,585,095
                               2009       483,148     8.51 - 14.52      6,592,339

  MSF Barclays Aggregate Bond  2013       216,740     1.71 - 17.79      3,330,462
     Index Sub-Account         2012       192,855    14.98 - 17.02      3,109,297
     (Commenced 5/4/2009)      2011       175,717    14.79 - 16.65      2,752,709
                               2010       133,054    14.11 - 15.74      1,975,112
                               2009       100,819    13.65 - 15.09      1,430,073

  MSF BlackRock Bond Income    2013     1,437,795    49.17 - 69.72     93,928,276
     Sub-Account               2012     1,413,863    50.63 - 70.96     93,742,723
                               2011     1,437,066    48.10 - 66.65     89,516,238
                               2010     1,330,597    46.11 - 63.17     78,335,454
                               2009     1,093,871    43.49 - 58.89     59,758,262

  MSF BlackRock Capital        2013     2,475,614     1.80 - 49.93     11,748,732
     Appreciation Sub-Account  2012     2,764,842     1.36 - 37.48      9,869,170
     (Commenced 5/4/2009)      2011     3,186,827     1.20 - 33.02      9,935,283
                               2010     3,626,675     1.34 - 36.53     10,802,846
                               2009     4,337,851     1.14 - 30.72      9,259,728

  MSF BlackRock Money Market   2013     9,792,353     9.13 - 11.03     97,827,704
     Sub-Account               2012    11,671,729     9.33 - 11.11    118,277,869
                               2011    12,722,462     9.55 - 11.20    130,635,278
                               2010    12,146,399     9.77 - 11.28    126,563,583
                               2009    16,896,220     9.99 - 11.37    178,892,462

  MSF Davis Venture Value      2013    11,167,683    16.00 - 52.46    231,721,832
     Sub-Account               2012    12,607,989    12.26 - 39.59    199,635,905
                               2011    14,326,344    11.12 - 35.39    203,251,430
                               2010    16,224,420    11.87 - 37.21    239,139,043
                               2009    17,270,503    10.86 - 33.53    226,832,922

  MSF Frontier Mid Cap         2013       595,060    16.33 - 18.08     10,360,655
     Growth Sub-Account
     (Commenced 4/29/2013)



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2013      0.23         0.85 - 2.35         33.41 - 35.42
     Growth Sub-Account        2012        --         0.85 - 2.35         11.03 - 12.72
                               2011        --         0.85 - 2.35       (3.93) - (2.48)
                               2010        --         0.85 - 2.35         24.72 - 26.60
                               2009        --         0.85 - 2.35         42.11 - 44.24

  MIST Third Avenue Small Cap  2013      0.96         1.30 - 2.35         29.37 - 30.97
     Value Sub-Account         2012        --         1.30 - 2.35         15.23 - 16.62
                               2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                               2010      1.22         1.30 - 2.35         17.11 - 18.47
                               2009      1.17         1.30 - 2.35         23.51 - 25.05

  MSF Baillie Gifford          2013      0.52         0.85 - 2.35          9.60 - 14.16
     International Stock       2012      1.11         0.85 - 1.90         17.11 - 18.35
     Sub-Account               2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                               2010      1.39         0.85 - 1.90           4.85 - 5.96
                               2009      0.39         0.85 - 1.90         19.59 - 20.86

  MSF Barclays Aggregate Bond  2013      3.04         0.75 - 2.20       (4.69) - (3.74)
     Index Sub-Account         2012      3.51         1.30 - 2.20           1.32 - 2.24
     (Commenced 5/4/2009)      2011      3.07         1.30 - 2.20           4.83 - 5.77
                               2010      3.58         1.30 - 2.20           3.35 - 4.29
                               2009        --         1.30 - 2.20           2.24 - 2.86

  MSF BlackRock Bond Income    2013      3.75         0.75 - 1.90       (2.87) - (1.75)
     Sub-Account               2012      2.52         0.75 - 1.90           5.25 - 6.48
                               2011      3.71         0.75 - 1.90           4.31 - 5.51
                               2010      3.57         0.75 - 1.90           6.04 - 7.26
                               2009      6.04         0.75 - 1.90           7.13 - 8.37

  MSF BlackRock Capital        2013      0.84         0.75 - 1.90         31.69 - 33.22
     Appreciation Sub-Account  2012      0.32         0.75 - 1.90         12.21 - 13.51
     (Commenced 5/4/2009)      2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                               2010      0.23         0.75 - 1.80         17.68 - 18.93
                               2009        --         0.75 - 1.80         29.20 - 30.09

  MSF BlackRock Money Market   2013        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account               2012        --         0.75 - 2.35       (2.34) - (0.75)
                               2011        --         0.75 - 2.35       (2.32) - (0.74)
                               2010        --         0.75 - 2.35       (2.32) - (0.75)
                               2009      0.29         0.75 - 2.35       (2.07) - (0.43)

  MSF Davis Venture Value      2013      1.27         0.75 - 2.35         30.43 - 32.53
     Sub-Account               2012      0.71         0.75 - 2.35         10.07 - 11.86
                               2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                               2010      0.90         0.75 - 2.35          9.22 - 10.98
                               2009      1.38         0.75 - 2.35         28.77 - 30.84

  MSF Frontier Mid Cap         2013        --         1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Jennison Growth             2013    10,101,961     7.84 - 22.67     148,420,105
     Sub-Account                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740
                                  2009     5,323,714     4.70 - 13.31      56,317,673

  MSF Loomis Sayles Small Cap     2013     1,040,645    16.30 - 18.86      18,599,238
     Growth Sub-Account           2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569
                                  2009     1,686,737      7.92 - 8.75      14,181,458

  MSF Met/Artisan Mid Cap         2013     2,247,174    19.41 - 21.81      46,665,594
     Value Sub-Account            2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284
                                  2009     3,600,989    11.41 - 12.34      42,984,311

  MSF Met/Dimensional             2013       180,142    19.99 - 21.54       3,758,039
     International Small Company  2012       132,829    16.05 - 17.01       2,209,316
     Sub-Account                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341
                                  2009        83,514    14.14 - 14.37       1,187,763

  MSF MetLife Mid Cap Stock       2013       181,460    22.01 - 25.37       4,308,813
     Index Sub-Account            2012       157,701    17.30 - 19.36       2,885,826
     (Commenced 5/4/2009)         2011       128,329    15.08 - 16.72       2,022,706
                                  2010        59,087    15.77 - 17.33         972,206
                                  2009        39,029    12.80 - 13.94         521,712

  MSF MetLife Stock Index         2013     2,514,826    13.47 - 17.86      42,940,270
     Sub-Account                  2012     2,675,025    10.35 - 13.74      35,257,651
                                  2011     2,855,765     9.06 - 12.06      33,187,748
                                  2010     2,900,545     9.03 - 12.02      33,773,010
                                  2009     3,098,322     7.97 - 10.64      32,030,625

  MSF MFS Total Return            2013     2,545,086    15.78 - 68.40     106,290,336
     Sub-Account                  2012     2,882,861    13.54 - 58.06     101,343,003
                                  2011     3,108,333    12.38 - 52.56      97,826,866
                                  2010     3,364,172    12.34 - 51.83     100,678,402
                                  2009     3,547,041    11.44 - 47.56      91,620,811

  MSF MFS Value Sub-Account       2013     8,446,113    12.05 - 24.41     199,810,139
                                  2012     2,908,311    15.39 - 18.17      51,556,774
                                  2011     2,696,793    13.48 - 15.74      41,535,628
                                  2010     1,862,563    13.65 - 15.76      28,735,680
                                  2009       962,018    12.52 - 14.28      13,534,623

  MSF MSCI EAFE Index             2013       133,676    13.53 - 15.39       1,975,130
     Sub-Account                  2012       115,412    11.38 - 12.84       1,428,217
     (Commenced 5/4/2009)         2011        69,134     9.86 - 11.03         732,359
                                  2010        52,435    11.54 - 12.79         639,986
                                  2009        40,712    10.94 - 12.03         467,108



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2013      0.23         0.75 - 2.35         33.56 - 35.71
     Sub-Account                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49
                                  2009        --         0.75 - 2.35         36.32 - 38.52

  MSF Loomis Sayles Small Cap     2013        --         0.75 - 1.90         45.59 - 47.27
     Growth Sub-Account           2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36
                                  2009        --         0.75 - 1.90         27.23 - 28.71

  MSF Met/Artisan Mid Cap         2013      0.76         1.30 - 2.35         33.34 - 34.75
     Value Sub-Account            2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28
                                  2009      0.83         1.30 - 2.35         37.92 - 39.37

  MSF Met/Dimensional             2013      1.43         0.75 - 2.20         24.83 - 26.65
     International Small Company  2012      2.31         0.75 - 2.15         15.38 - 17.02
     Sub-Account                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67
                                  2009        --         0.75 - 2.15         39.51 - 40.87

  MSF MetLife Mid Cap Stock       2013      0.93         1.30 - 2.35         29.67 - 31.04
     Index Sub-Account            2012      0.70         1.30 - 2.20         14.70 - 15.74
     (Commenced 5/4/2009)         2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                                  2010      0.67         1.30 - 2.20         23.19 - 24.29
                                  2009        --         1.30 - 2.20         28.37 - 29.16

  MSF MetLife Stock Index         2013      1.66         1.30 - 2.20         28.83 - 30.18
     Sub-Account                  2012      1.58         1.30 - 2.20         12.90 - 14.14
                                  2011      1.49         1.30 - 2.20         (0.58) - 0.44
                                  2010      1.59         1.30 - 2.20         12.01 - 13.27
                                  2009      2.43         1.30 - 2.20         23.18 - 24.54

  MSF MFS Total Return            2013      2.42         0.75 - 1.90         16.47 - 17.81
     Sub-Account                  2012      2.67         0.75 - 1.90          9.20 - 10.47
                                  2011      2.55         0.75 - 1.90           0.24 - 1.40
                                  2010      2.81         0.75 - 1.90           7.73 - 8.98
                                  2009      3.89         0.75 - 1.90         16.08 - 17.42

  MSF MFS Value Sub-Account       2013      0.65         0.75 - 2.25         17.10 - 34.37
                                  2012      1.68         0.75 - 1.90         14.12 - 15.45
                                  2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                                  2010      1.03         0.75 - 1.90          4.35 - 10.35
                                  2009        --         0.75 - 1.90         18.31 - 19.68

  MSF MSCI EAFE Index             2013      2.44         1.30 - 2.15         18.85 - 19.87
     Sub-Account                  2012      2.39         1.30 - 2.15         15.42 - 16.41
     (Commenced 5/4/2009)         2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                                  2010      2.29         1.30 - 2.15           5.47 - 6.38
                                  2009        --         1.30 - 2.15         34.49 - 35.25



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Neuberger Berman           2013     2,231,279     1.26 - 27.36      51,389,551
     Genesis Sub-Account         2012        86,174    17.28 - 18.63       1,568,334
                                 2011        96,711    16.05 - 17.19       1,630,216
                                 2010       118,405    15.50 - 16.51       1,918,839
                                 2009       122,821    13.02 - 13.78       1,665,321

  MSF Russell 2000 Index         2013       205,392    22.86 - 26.21       5,051,812
     Sub-Account                 2012       120,336    16.92 - 19.22       2,196,528
     (Commenced 5/4/2009)        2011        93,349    14.92 - 16.80       1,492,191
                                 2010        53,368    16.04 - 17.79         896,513
                                 2009        35,011    12.95 - 13.77         470,933

  MSF T. Rowe Price Large Cap    2013     3,562,045     8.12 - 24.73      69,174,300
     Growth Sub-Account          2012     2,780,202    14.98 - 17.92      44,701,193
                                 2011     3,161,388    12.87 - 15.19      43,429,966
                                 2010     3,645,167    12.97 - 15.50      51,472,039
                                 2009     4,174,670    11.60 - 13.35      51,232,142

  MSF T. Rowe Price Small Cap    2013       429,823    27.09 - 33.51      12,760,475
     Growth Sub-Account          2012       487,872    19.15 - 23.38      10,185,329
                                 2011       554,041    16.84 - 20.29      10,132,259
                                 2010       606,868    16.92 - 20.11      11,089,062
                                 2009       642,589    12.81 - 15.04       8,843,239

  MSF Van Eck Global Natural     2013       268,347    16.38 - 17.66       4,673,270
     Resources Sub-Account       2012       313,419    15.12 - 16.07       4,971,114
     (Commenced 5/4/2009)        2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740
                                 2009        26,708    14.71 - 14.80         394,811

  MSF Western Asset              2013       231,415    26.38 - 30.38       6,673,488
     Management Strategic Bond   2012       349,579    26.66 - 30.47      10,149,053
     Opportunities Sub-Account   2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276
                                 2009       257,500    21.64 - 23.82       5,903,288

  MSF Western Asset              2013       448,156    15.36 - 18.26       7,630,915
     Management U.S. Government  2012       690,001    15.85 - 18.66      12,033,680
     Sub-Account                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065
                                 2009       808,057    14.80 - 16.96      12,961,674

  PIMCO VIT High Yield           2013       360,577    18.91 - 20.77       7,251,876
     Sub-Account                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532
                                 2009       785,381    14.27 - 15.31      11,727,258

  PIMCO VIT Low Duration         2013       616,336    14.26 - 15.59       9,300,726
     Sub-Account                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268
                                 2009       866,665    13.68 - 14.60      12,366,617



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Neuberger Berman           2013      0.03         0.75 - 2.35         24.94 - 37.16
     Genesis Sub-Account         2012      0.13         1.30 - 1.90           7.68 - 8.33
                                 2011      0.59         1.30 - 1.90           3.53 - 4.15
                                 2010      0.31         1.30 - 1.90         19.06 - 19.78
                                 2009      0.81         1.30 - 1.90         10.71 - 11.37

  MSF Russell 2000 Index         2013      1.02         1.30 - 2.20         35.12 - 36.34
     Sub-Account                 2012      0.86         1.30 - 2.20         13.41 - 14.44
     (Commenced 5/4/2009)        2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                                 2010      0.55         1.30 - 2.15         23.85 - 24.91
                                 2009        --         1.60 - 2.15         25.90 - 26.37

  MSF T. Rowe Price Large Cap    2013      0.10         0.85 - 2.35         26.10 - 37.98
     Growth Sub-Account          2012      0.02         0.85 - 1.90         16.43 - 17.96
                                 2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                                 2010      0.11         0.85 - 1.90         14.55 - 16.06
                                 2009      0.39         0.85 - 1.90         40.34 - 42.23

  MSF T. Rowe Price Small Cap    2013      0.22         0.85 - 1.90         41.46 - 43.33
     Growth Sub-Account          2012        --         0.85 - 1.90         13.72 - 15.19
                                 2011        --         0.85 - 1.90         (0.46) - 0.91
                                 2010        --         0.85 - 1.90         32.14 - 33.76
                                 2009      0.18         0.85 - 1.90         36.02 - 37.79

  MSF Van Eck Global Natural     2013      0.63         0.75 - 2.20           8.34 - 9.93
     Resources Sub-Account       2012        --         0.75 - 2.20           0.33 - 1.81
     (Commenced 5/4/2009)        2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36
                                 2009        --         1.30 - 1.85         35.32 - 35.82

  MSF Western Asset              2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Management Strategic Bond   2012      3.42         1.30 - 1.90           9.19 - 9.94
     Opportunities Sub-Account   2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16
                                 2009      6.65         1.30 - 1.80         29.54 - 30.39

  MSF Western Asset              2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Management U.S. Government  2012      1.91         1.30 - 2.20           0.79 - 1.71
     Sub-Account                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13
                                 2009      4.31         1.30 - 2.20           1.82 - 2.73

  PIMCO VIT High Yield           2013      5.46         1.30 - 1.90           3.74 - 4.37
     Sub-Account                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99
                                 2009      8.66         1.30 - 1.90         37.63 - 38.45

  PIMCO VIT Low Duration         2013      1.48         1.30 - 1.90       (2.01) - (1.43)
     Sub-Account                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93
                                 2009      3.54         1.30 - 1.90         11.19 - 11.85



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Equity Income       2013     1,082,521    22.81 - 25.79     27,161,854
     Sub-Account                2012     1,285,126    17.56 - 19.63     24,604,839
                                2011     1,542,735    15.00 - 16.57     25,013,816
                                2010     1,782,492    15.00 - 16.38     28,653,373
                                2009     2,012,929    13.58 - 14.66     29,027,593

  Putnam VT Multi-Cap Growth    2013       127,086    17.86 - 23.10      2,459,478
     Sub-Account                2012       152,212    13.33 - 17.16      2,195,814
     (Commenced 9/27/2010)      2011       176,234    11.62 - 14.89      2,195,254
                                2010       187,842    12.47 - 15.89      2,493,260

  Russell Aggressive Equity     2013        78,396    20.64 - 20.69      1,617,960
     Sub-Account                2012       104,956    14.95 - 14.99      1,569,025
                                2011       142,278    13.09 - 13.12      1,862,216
                                2010       184,010    13.85 - 13.89      2,549,525
                                2009       224,440    11.25 - 11.28      2,525,303

  Russell Core Bond             2013       360,963    19.00 - 19.07      6,859,528
     Sub-Account                2012       447,192    19.55 - 19.63      8,745,140
                                2011       550,331    18.30 - 18.37     10,072,015
                                2010       649,949    17.72 - 17.79     11,522,547
                                2009       741,772    16.34 - 16.40     12,121,192

  Russell Global Real Estate    2013        30,369    32.38 - 32.41        983,391
     Securities Sub-Account     2012        37,475    31.68 - 31.71      1,187,295
                                2011        41,404    25.19 - 25.21      1,042,972
                                2010        48,366    27.48 - 27.51      1,329,209
                                2009        62,444    22.67 - 22.69      1,415,749

  Russell Multi-Style Equity    2013       468,451    18.13 - 18.19      8,492,111
     Sub-Account                2012       604,659    13.83 - 13.88      8,363,015
                                2011       727,966    12.12 - 12.17      8,826,736
                                2010       915,101    12.49 - 12.53     11,428,855
                                2009     1,105,777    10.87 - 10.91     12,025,654

  Russell Non-U.S. Sub-Account  2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152
                                2011       291,607    12.60 - 12.64      3,674,337
                                2010       356,011    14.66 - 14.72      5,221,620
                                2009       428,978    13.35 - 13.40      5,726,361

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Equity Income       2013      2.00         0.75 - 1.90        29.92 - 31.43
     Sub-Account                2012      2.31         0.75 - 1.90        17.05 - 18.41
                                2011      1.83         0.75 - 1.90          0.01 - 1.16
                                2010      1.96         0.75 - 1.90        10.49 - 11.77
                                2009      1.12         0.75 - 1.90        25.06 - 26.49

  Putnam VT Multi-Cap Growth    2013      0.72         1.30 - 1.90        33.87 - 34.85
     Sub-Account                2012      0.45         1.30 - 1.90        14.55 - 15.45
     (Commenced 9/27/2010)      2011      0.38         1.30 - 1.90      (6.87) - (6.20)
                                2010        --         1.30 - 1.90        15.42 - 15.69

  Russell Aggressive Equity     2013      0.42                1.40                38.06
     Sub-Account                2012      1.04                1.40                14.22
                                2011      0.49                1.40               (5.53)
                                2010      0.46                1.40        23.14 - 23.15
                                2009      0.53                1.40        29.56 - 29.58

  Russell Core Bond             2013      1.41                1.40               (2.82)
     Sub-Account                2012      2.32                1.40                 6.86
                                2011      3.15                1.40                 3.23
                                2010      3.81                1.40          8.49 - 8.50
                                2009      4.69                1.40        14.20 - 14.27

  Russell Global Real Estate    2013      4.06                1.40                 2.21
     Securities Sub-Account     2012      4.97                1.40                25.77
                                2011      2.29                1.40               (8.34)
                                2010      2.17                1.40        21.21 - 21.22
                                2009      4.69                1.40                27.15

  Russell Multi-Style Equity    2013      1.24                1.40                31.07
     Sub-Account                2012      1.14                1.40                14.07
                                2011      0.99                1.40               (2.92)
                                2010      0.92                1.40        14.83 - 14.85
                                2009      1.37                1.40        29.57 - 29.58

  Russell Non-U.S. Sub-Account  2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14
                                2011      1.71                1.40              (14.09)
                                2010      0.98                1.40                 9.88
                                2009      2.86                1.40        24.73 - 24.77

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2014

            General American Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013       2012
                                                                                         ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $6,984 and $6,836, respectively)..................................................... $    7,610 $    8,017
 Equity securities available-for-sale, at estimated fair value (cost: $69 and $63,
   respectively)........................................................................         74         64
 Mortgage loans (net of valuation allowances of $4 and $7, respectively)................        876        845
 Policy loans...........................................................................      1,757      1,774
 Real estate and real estate joint ventures.............................................         70         63
 Other limited partnership interests....................................................        233        210
 Short-term investments, at estimated fair value........................................        276        191
 Other invested assets, principally at estimated fair value.............................        117        141
                                                                                         ---------- ----------
   Total investments....................................................................     11,013     11,305
Cash and cash equivalents, at estimated fair value......................................         51         88
Accrued investment income...............................................................         99         98
Premiums, reinsurance and other receivables.............................................      2,802      2,716
Deferred policy acquisition costs and value of business acquired........................        311        257
Current income tax recoverable..........................................................         --          9
Other assets............................................................................        134        128
Separate account assets.................................................................        914        986
                                                                                         ---------- ----------
   Total assets......................................................................... $   15,324 $   15,587
                                                                                         ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    5,401 $    5,231
Policyholder account balances...........................................................      5,597      5,584
Other policy-related balances...........................................................        240        287
Policyholder dividends payable..........................................................         83         89
Payables for collateral under securities loaned and other transactions..................        692        603
Long-term debt..........................................................................        103        102
Current income tax payable..............................................................         17         --
Deferred income tax liability...........................................................        124        329
Other liabilities.......................................................................        724        736
Separate account liabilities............................................................        914        986
                                                                                         ---------- ----------
   Total liabilities....................................................................     13,895     13,947
                                                                                         ---------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares
  issued and outstanding................................................................          3          3
Additional paid-in capital..............................................................        853        865
Retained earnings.......................................................................        220         35
Accumulated other comprehensive income (loss)...........................................        353        737
                                                                                         ---------- ----------
   Total stockholder's equity...........................................................      1,429      1,640
                                                                                         ---------- ----------
   Total liabilities and stockholder's equity........................................... $   15,324 $   15,587
                                                                                         ========== ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     520 $     431 $     302
Universal life and investment-type product policy fees.........        97       118       115
Net investment income..........................................       532       503       491
Other revenues.................................................        12         5        15
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (5)       (5)       (2)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............       (2)       (1)       (1)
 Other net investment gains (losses)...........................        22        11        44
                                                                --------- --------- ---------
   Total net investment gains (losses).........................        15         5        41
 Net derivative gains (losses).................................       127      (32)        40
                                                                --------- --------- ---------
     Total revenues............................................     1,303     1,030     1,004
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       638       581       499
Interest credited to policyholder account balances.............       138       145       134
Policyholder dividends.........................................       131       144       151
Other expenses.................................................       118       141       127
                                                                --------- --------- ---------
     Total expenses............................................     1,025     1,011       911
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       278        19        93
Provision for income tax expense (benefit).....................        93         5        42
                                                                --------- --------- ---------
Net income (loss).............................................. $     185 $      14 $      51
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013     2012     2011
                                                                      --------- ------- ---------
Net income (loss).................................................... $     185 $    14 $      51
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (590)     174       337
 Unrealized gains (losses) on derivatives............................       (3)     (1)        --
 Foreign currency translation adjustments............................         2     (1)        --
 Defined benefit plans adjustment....................................        --     (2)       (4)
                                                                      --------- ------- ---------
Other comprehensive income (loss), before income tax.................     (591)     170       333
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       207    (59)     (118)
                                                                      --------- ------- ---------
Other comprehensive income (loss), net of income tax.................     (384)     111       215
                                                                      --------- ------- ---------
Comprehensive income (loss).......................................... $   (199) $   125 $     266
                                                                      ========= ======= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      Accumulated Other Comprehensive Income (Loss)
                                                    -------------------------------------------------
                                                         Net                     Foreign    Defined
                                Additional            Unrealized   Other-Than-  Currency    Benefit       Total
                         Common  Paid-in   Retained   Investment    Temporary  Translation   Plans    Stockholder's
                         Stock   Capital   Earnings Gains (Losses) Impairments Adjustments Adjustment    Equity
                         ------ ---------- -------- -------------- ----------- ----------- ---------- -------------
Balance at December 31,
  2010.................. $   3  $   1,029  $  (11)     $   433       $  (10)    $   (10)    $   (2)     $   1,432
Dividends on common
  stock.................            (164)     (19)                                                          (183)
Net income (loss).......                        51                                                             51
Other comprehensive
  income (loss), net of
  income tax............                                   219           (1)                    (3)           215
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2011..................     3        865       21         652          (11)        (10)        (5)         1,515
Net income (loss).......                        14                                                             14
Other comprehensive
  income (loss), net of
  income tax............                                   108             6         (1)        (2)           111
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2012..................     3        865       35         760           (5)        (11)        (7)         1,640
Return of Capital.......             (12)                                                                    (12)
Net income (loss).......                       185                                                            185
Other comprehensive
  income (loss), net of
  income tax............                                 (389)             3           2         --         (384)
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2013.................. $   3  $     853  $   220     $   371       $   (2)    $    (9)    $   (7)     $   1,429
                         =====  =========  =======     =======       =======    ========    =======     =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                       2013       2012
                                                                                                    ---------- ----------
Cash flows from operating activities
Net income (loss).................................................................................. $      185 $       14
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          6          6
  Amortization of premiums and accretion of discounts associated with investments, net.............       (43)       (39)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................      (130)         40
  (Income) loss from equity method investments, net of dividends or distributions..................        (8)        (9)
  Interest credited to policyholder account balances...............................................        138        145
  Interest (income) expense on equity linked notes.................................................       (14)        (6)
  Universal life and investment-type product policy fees...........................................       (97)      (118)
  Change in premiums, reinsurance and other receivables............................................       (82)      (167)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (97)       (77)
  Change in income tax.............................................................................         28       (12)
  Change in other assets...........................................................................          6          6
  Change in insurance-related liabilities and policy-related balances..............................        134        161
  Change in other liabilities......................................................................          4          7
  Other, net.......................................................................................        (1)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) operating activities................................................         29       (44)
                                                                                                    ---------- ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      2,267      1,914
   Equity securities...............................................................................          7          8
   Mortgage loans..................................................................................        132         24
   Real estate and real estate joint ventures......................................................          6         --
   Other limited partnership interests.............................................................         19         25
  Purchases of:
   Fixed maturity securities.......................................................................    (2,294)    (1,959)
   Equity securities...............................................................................       (12)       (36)
   Mortgage loans..................................................................................      (161)      (265)
   Real estate and real estate joint ventures......................................................       (14)       (12)
   Other limited partnership interests.............................................................       (34)       (37)
  Cash received in connection with freestanding derivatives........................................         71         46
  Cash paid in connection with freestanding derivatives............................................        (6)       (85)
  Issuances of loans to affiliates.................................................................         --         --
  Net change in policy loans.......................................................................         17         23
  Net change in short-term investments.............................................................       (85)         63
  Net change in other invested assets..............................................................        (7)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) investing activities................................................       (94)      (286)
                                                                                                    ---------- ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................      1,417      1,820
   Withdrawals.....................................................................................    (1,466)    (1,262)
  Net change in payables for collateral under securities loaned and other transactions.............         89      (212)
  Return of capital................................................................................       (12)         --
  Dividends on common stock........................................................................         --         --
                                                                                                    ---------- ----------
Net cash provided by (used in) financing activities................................................         28        346
                                                                                                    ---------- ----------
Change in cash and cash equivalents................................................................       (37)         16
Cash and cash equivalents, beginning of year.......................................................         88         72
                                                                                                    ---------- ----------
Cash and cash equivalents, end of year............................................................. $       51 $       88
                                                                                                    ========== ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8 $        8
                                                                                                    ========== ==========
   Income tax...................................................................................... $       59 $       18
                                                                                                    ========== ==========

                                                                                                       2011
                                                                                                    ----------
Cash flows from operating activities
Net income (loss).................................................................................. $       51
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          7
  Amortization of premiums and accretion of discounts associated with investments, net.............       (46)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................       (68)
  (Income) loss from equity method investments, net of dividends or distributions..................        (7)
  Interest credited to policyholder account balances...............................................        134
  Interest (income) expense on equity linked notes.................................................          9
  Universal life and investment-type product policy fees...........................................      (115)
  Change in premiums, reinsurance and other receivables............................................      (104)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (38)
  Change in income tax.............................................................................         89
  Change in other assets...........................................................................         13
  Change in insurance-related liabilities and policy-related balances..............................        (9)
  Change in other liabilities......................................................................         47
  Other, net.......................................................................................         26
                                                                                                    ----------
Net cash provided by (used in) operating activities................................................       (11)
                                                                                                    ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      1,375
   Equity securities...............................................................................        201
   Mortgage loans..................................................................................         48
   Real estate and real estate joint ventures......................................................         --
   Other limited partnership interests.............................................................         19
  Purchases of:
   Fixed maturity securities.......................................................................    (2,095)
   Equity securities...............................................................................       (29)
   Mortgage loans..................................................................................       (93)
   Real estate and real estate joint ventures......................................................        (2)
   Other limited partnership interests.............................................................       (52)
  Cash received in connection with freestanding derivatives........................................         62
  Cash paid in connection with freestanding derivatives............................................       (63)
  Issuances of loans to affiliates.................................................................       (50)
  Net change in policy loans.......................................................................         10
  Net change in short-term investments.............................................................       (79)
  Net change in other invested assets..............................................................       (12)
                                                                                                    ----------
Net cash provided by (used in) investing activities................................................      (760)
                                                                                                    ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................        993
   Withdrawals.....................................................................................      (473)
  Net change in payables for collateral under securities loaned and other transactions.............        241
  Return of capital................................................................................         --
  Dividends on common stock........................................................................      (183)
                                                                                                    ----------
Net cash provided by (used in) financing activities................................................        578
                                                                                                    ----------
Change in cash and cash equivalents................................................................      (193)
Cash and cash equivalents, beginning of year.......................................................        265
                                                                                                    ----------
Cash and cash equivalents, end of year............................................................. $       72
                                                                                                    ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8
                                                                                                    ==========
   Income tax...................................................................................... $     (42)
                                                                                                    ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Such reclassifications include ($9) million and ($7) million from other, net to (income) loss from equity method investments, net of dividends or distributions, all within cash flows from operating activities, in the statements of cash flows for the years ended December 31, 2012 and 2011, respectively.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          2
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Value of Business Acquired   3
     ----------------------------------------------------------------------
     Reinsurance                                                        4
     ----------------------------------------------------------------------
     Investments                                                        5
     ----------------------------------------------------------------------
     Derivatives                                                        6
     ----------------------------------------------------------------------
     Fair Value                                                         7
     ----------------------------------------------------------------------
     Income Tax                                                         11
     ----------------------------------------------------------------------
     Litigation Contingencies                                           12
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5. Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Tax credit partnerships derive a significant source of investment return in the form of income tax credits and other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   During the 2011 goodwill impairment test performed by the Company, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   General American joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the company or subsidiary has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $66 million and $76 million at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $63 million and $70 million at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10 million for both of the years ended December 31, 2013 and 2012. Accumulated amortization of capitalized software was $7 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements, administrative service fees, and changes in account value relating to the Company's corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 6%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 9%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       is 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

            General American Life Insurance Company and Subsidiary

  Participating business represented 20% and 19% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 79%, 78% and 99% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            General American Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                   Universal and
                                        Annuity    Variable Life
                                       Contracts     Contracts
                                     ------------- -------------
                                      Guaranteed
                                     Annuitization   Secondary
                                       Benefits     Guarantees    Total
                                     ------------- ------------- -------
                                                (In millions)
       Direct
       Balance at January 1, 2011...      $      7      $     93 $   100
       Incurred guaranteed benefits.            --           (9)     (9)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7            84      91
       Incurred guaranteed benefits.           (1)            13      12
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6            97     103
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $    108 $   114
                                          ========      ======== =======
       Ceded
       Balance at January 1, 2011...      $     --      $     88 $    88
       Incurred guaranteed benefits.            --           (8)     (8)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.            --            80      80
       Incurred guaranteed benefits.            --            13      13
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.            --            93      93
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $     --      $    104 $   104
                                          ========      ======== =======
       Net
       Balance at January 1, 2011...      $      7      $      5 $    12
       Incurred guaranteed benefits.            --           (1)     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7             4      11
       Incurred guaranteed benefits.           (1)            --     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6             4      10
       Incurred guaranteed benefits.            --            --      --
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $      4 $    10
                                          ========      ======== =======

            General American Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2013    2012
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $    20 $    16
                        Money Market....       2       2
                        Bond............       2       2
                        Balanced........       1       1
                                         ------- -------
                         Total.......... $    25 $    21
                                         ======= =======

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Two Tier Annuities

    Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                      December 31,
                                                 -----------------------
                                                    2013        2012
                                                 ----------- -----------
                                                    At Annuitization
                                                 -----------------------
                                                      (In millions)
        Annuity Contracts (1)
        Two Tier Annuities
        General account value................... $       269 $       274
        Net amount at risk...................... $        48 $        48
        Average attained age of contractholders.    64 years    64 years

            General American Life Insurance Company and Subsidiary

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     1,642 $     1,559
     Net amount at risk........................... $    13,732 $    14,321
     Average attained age of policyholders........    63 years    62 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Des Moines. $       50 $       55

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ------------------
                                              December 31,
                               ---------------------------------------
                                  2013      2012       2013       2012
                               ---------- --------- -------    -------
                                             (In millions)
       FHLB of Des Moines (1). $    1,000 $   1,000 $1,118 (2) $1,298 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

            General American Life Insurance Company and Subsidiary

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $829 million and $905 million at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $85 million and $81 million at December 31, 2013 and 2012, respectively. The average interest rate credited on these contracts was 2.03% and 2.51% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3.  Deferred Policy Acquisition Costs and Value of Business Acquired

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance and nonparticipating whole life insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross

            General American Life Insurance Company and Subsidiary margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            General American Life Insurance Company and Subsidiary

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013     2012    2011
                                                                   ------  ------  ------
                                                                     (In millions)
DAC
Balance at January 1,............................................ $  210   $  133  $   80
Capitalizations..................................................    142      124      57
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).    (2)       --      --
 Other expenses..................................................   (34)     (37)     (9)
                                                                   ------  ------  ------
   Total amortization............................................   (36)     (37)     (9)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................   (51)     (10)       5
                                                                   ------  ------  ------
Balance at December 31,..........................................    265      210     133
                                                                   ------  ------  ------
VOBA
Balance at January 1,............................................     47       62      80
Amortization related to:
 Other expenses..................................................    (9)     (10)    (10)
                                                                   ------  ------  ------
   Total amortization............................................    (9)     (10)    (10)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................      8      (5)     (8)
                                                                   ------  ------  ------
Balance at December 31,..........................................     46       47      62
                                                                   ------  ------  ------
Total DAC and VOBA
Balance at December 31,.......................................... $  311   $  257  $  195
                                                                   ======  ======  ======

            General American Life Insurance Company and Subsidiary

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          8
                  2015.......................... $          7
                  2016.......................... $          3
                  2017.......................... $          4
                  2018.......................... $          4

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most new individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $3 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

            General American Life Insurance Company and Subsidiary

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $431 million and $440 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $684 million of net unaffiliated ceded reinsurance recoverables. Of this total, $562 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $311 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $576 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $317 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                -----------------------
                                                                 2013     2012    2011
                                                                -------  ------- -------
                                                                     (In millions)
Premiums
 Direct premiums............................................... $   260  $   294 $   320
 Reinsurance assumed...........................................     549      444     297
 Reinsurance ceded.............................................   (289)    (307)   (315)
                                                                -------  ------- -------
   Net premiums................................................ $   520  $   431 $   302
                                                                =======  ======= =======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   277  $   278 $   289
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................   (181)    (160)   (174)
                                                                -------  ------- -------
   Net universal life and investment-type product policy fees.. $    97  $   118 $   115
                                                                =======  ======= =======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $   548  $   613 $   606
 Reinsurance assumed...........................................     393      355     223
 Reinsurance ceded.............................................   (303)    (387)   (330)
                                                                -------  ------- -------
   Net policyholder benefits and claims........................ $   638  $   581 $   499
                                                                =======  ======= =======
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   220  $   223 $   210
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................    (83)     (78)    (76)
                                                                -------  ------- -------
   Net interest credited to policyholder account balances...... $   138  $   145 $   134
                                                                =======  ======= =======
Other expenses
 Direct other expenses......................................... $    98  $   109 $   158
 Reinsurance assumed...........................................      80      120      55
 Reinsurance ceded.............................................    (60)     (88)    (86)
                                                                -------  ------- -------
   Net other expenses.......................................... $   118  $   141 $   127
                                                                =======  ======= =======

            General American Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                       ---------------------------------------------------------------------------
                                                        2013                                  2012
                                       -------------------------------------- ------------------------------------
                                                                      Total                                Total
                                                                     Balance                              Balance
                                         Direct   Assumed    Ceded    Sheet    Direct  Assumed    Ceded    Sheet
                                       ---------- -------- --------  -------- -------- -------- --------  --------
                                                                      (In millions)
Assets
Premiums, reinsurance and
 other receivables.................... $       25 $     99 $  2,678  $  2,802 $     27 $     74 $  2,615  $  2,716
Deferred policy acquisition costs and
 value of business acquired...........        214      249     (152)      311      243      139     (125)      257
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total assets........................ $      239 $    348 $  2,526  $  3,113 $    270 $    213 $  2,490  $  2,973
                                       ========== ======== ========  ======== ======== ======== ========  ========
Liabilities
Future policy benefits................ $    4,846 $    555 $     --  $  5,401 $  4,915 $    316 $     --  $  5,231
Other policy-related balances.........        220       65      (45)      240      270       64      (47)      287
Other liabilities.....................        150       56      518       724      135       47      554       736
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total liabilities................... $    5,216 $    676 $    473  $  6,365 $  5,320 $    427 $    507  $  6,254
                                       ========== ======== ========  ======== ======== ======== ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $274 million and $256 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            General American Life Insurance Company and Subsidiary

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ---------------------
                                                                2013      2012    2011
                                                               ------    ------  -----
                                                                   (In millions)
Premiums
 Reinsurance assumed.......................................... $  313    $  202  $  62
 Reinsurance ceded............................................    (11)      (11)    (7)
                                                               ------    ------  -----
   Net premiums............................................... $  302    $  191  $  55
                                                               ======    ======  =====
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    1    $   --  $  --
 Reinsurance ceded............................................    (80)      (83)   (90)
                                                               ------    ------  -----
   Net universal life and investment-type product policy fees. $  (79)   $  (83) $ (90)
                                                               ======    ======  =====
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  262    $  172  $  54
 Reinsurance ceded............................................    (11)      (19)   (14)
                                                               ------    ------  -----
   Net policyholder benefits and claims....................... $  251    $  153  $  40
                                                               ======    ======  =====
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   --    $   --  $  --
 Reinsurance ceded............................................    (81)      (78)   (76)
                                                               ------    ------  -----
   Net interest credited to policyholder account balances..... $  (81)   $  (78) $ (76)
                                                               ======    ======  =====
Other expenses
 Reinsurance assumed.......................................... $   46    $   66  $  21
 Reinsurance ceded............................................    (28)      (33)   (48)
                                                               ------    ------  -----
   Net other expenses......................................... $   18    $   33  $ (27)
                                                               ======    ======  =====

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                       December 31,
                                                         ----------------------------------------
                                                                 2013                 2012
                                                         -------------------  -------------------
                                                         Assumed     Ceded    Assumed     Ceded
                                                         -------- ----------  -------- ----------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables............. $     99 $    1,963  $     74 $    1,880
Deferred policy acquisition costs and value of business
  acquired..............................................      249       (122)      139       (121)
                                                         -------- ----------  -------- ----------
 Total assets........................................... $    348 $    1,841  $    213 $    1,759
                                                         ======== ==========  ======== ==========
Liabilities
Future policy benefits.................................. $    451 $       --  $    219 $       --
Other policy-related balances...........................        7        (45)        2        (47)
Other liabilities.......................................       56         27        47         35
                                                         -------- ----------  -------- ----------
 Total liabilities...................................... $    514 $      (18) $    268 $      (12)
                                                         ======== ==========  ======== ==========

            General American Life Insurance Company and Subsidiary

  In January 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. The Company assumed premiums of $313 million, $202 million and $62 million and assumed benefits and related expenses of $307 million, $238 million and $75 million for the years ended December 31, 2013, 2012 and 2011, respectively. In connection with these agreements, the Company recorded assumed DAC and VOBA of $249 million and $139 million, premiums, reinsurance and other receivables of $97 million and $74 million, future policy benefits of $451 million and $219 million and affiliated reinsurance payables, included in other liabilities, of $56 million and $47 million at December 31, 2013 and 2012, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion and $1.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $273 million and $253 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5.  Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

            General American Life Insurance Company and Subsidiary

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  2,355  $    222 $     23  $  --  $  2,554  $   2,442 $    363 $     11  $  --  $  2,794
Foreign government..............      848       277       14     --     1,111        828      444       --     --     1,272
Foreign corporate...............      999       141       30     --     1,110      1,023      230       17     --     1,236
RMBS............................    1,093        38       19      3     1,109        858       60       11      8       899
U.S. Treasury and agency........    1,020        32       16     --     1,036        784       99       --     --       883
CMBS............................      382        10        2     --       390        564       22       12     --       574
ABS.............................      211         6        1     --       216        261        9        3     --       267
State and political subdivision.       76         8       --     --        84         76       16       --     --        92
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total fixed maturity
  securities.................... $  6,984  $    734 $    105  $   3  $  7,610  $   6,836 $  1,243 $     54  $   8  $  8,017
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========
Equity securities
Common stock.................... $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total equity securities........ $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $4 million with unrealized gains (losses) of $3 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

            General American Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $    272  $    286  $    492  $    508
Due after one year through five years......    1,119     1,229       966     1,074
Due after five years through ten years.....    1,508     1,694     1,392     1,704
Due after ten years........................    2,399     2,686     2,303     2,991
                                            --------  --------  --------  --------
   Subtotal................................    5,298     5,895     5,153     6,277
Structured securities (RMBS, CMBS and ABS).    1,686     1,715     1,683     1,740
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  6,984  $  7,610  $  6,836  $  8,017
                                            ========  ========  ========  ========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

            General American Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $    226    $  11     $   61     $  12     $   36      $  2     $  111     $   9
Foreign government...............      136       13          6         1          8        --         --        --
Foreign corporate................      249       12         57        18         63         2         32        15
RMBS.............................      593       15         82         7         21         1        110        18
U.S. Treasury and agency.........      479       16          1        --         48        --         --        --
CMBS.............................       50        1         35         1         41        --         33        12
ABS..............................        8       --         26         1         12        --         30         3
State and political subdivision..        2       --         --        --          2        --         --        --
                                  --------    -----     ------     -----     ------      ----     ------     -----
 Total fixed maturity
   securities.................... $  1,743    $  68     $  268     $  40     $  231      $  5     $  316     $  57
                                  ========    =====     ======     =====     ======      ====     ======     =====
Total number of securities in an
  unrealized loss position.......      320                  61                   57                   76
                                  ========              ======               ======               ======

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche

            General American Life Insurance Company and Subsidiary structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

            General American Life Insurance Company and Subsidiary

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $46 million during the year ended December 31, 2013 from $62 million to $108 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $12 million of the total $108 million of gross unrealized losses were from seven fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $11 million, or 92%, are related to gross unrealized losses on four investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $1 million, or 8%, are related to gross unrealized losses on three below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and U.S. corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security, and evaluates U.S. corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.

            General American Life Insurance Company and Subsidiary

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2013                   2012
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $  836       95.4%    $  825        97.6%
  Agricultural....................        44         5.0        27          3.2
                                      ------     -------    ------     --------
    Subtotal (1)..................       880       100.4       852        100.8
  Valuation allowances............       (4)       (0.4)       (7)        (0.8)
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  876      100.0%    $  845       100.0%
                                      ======     =======    ======     ========

--------

(1)Purchases of mortgage loans were $3 million for the year ended December 31, 2013. The Company purchased $195 million of mortgage loans at estimated fair value from an affiliate, MetLife Bank, National Association, during the year ended December 31, 2012.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                  December 31,
                                           -----------------------------------------------------------
                                                       2013                          2012
                                           ----------------------------- -----------------------------
                                           Commercial Agricultural Total Commercial Agricultural Total
                                           ---------- ------------ ----- ---------- ------------ -----
                                                                  (In millions)
Mortgage loans:
 Evaluated individually for credit losses.   $  --        $ --     $  --   $  17        $ --     $  17
 Evaluated collectively for credit losses.     836          44       880     808          27       835
                                             -----        ----     -----   -----        ----     -----
   Total mortgage loans...................     836          44       880     825          27       852
                                             -----        ----     -----   -----        ----     -----
Valuation allowances:
 Specific credit losses...................      --          --        --       2          --         2
 Non-specifically identified
   credit losses..........................       4          --         4       5          --         5
                                             -----        ----     -----   -----        ----     -----
   Total valuation allowances.............       4          --         4       7          --         7
                                             -----        ----     -----   -----        ----     -----
     Mortgage loans, net of
       valuation allowance................   $ 832        $ 44     $ 876   $ 818        $ 27     $ 845
                                             =====        ====     =====   =====        ====     =====

            General American Life Insurance Company and Subsidiary

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ ------
                                                (In millions)
          Balance at January 1, 2011...   $    6     $    --    $    6
          Provision (release)..........      (2)          --       (2)
                                          ------     -------    ------
          Balance at December 31, 2011.        4          --         4
          Provision (release)..........        3          --         3
                                          ------     -------    ------
          Balance at December 31, 2012.        7          --         7
          Provision (release)..........      (3)          --       (3)
                                          ------     -------    ------
          Balance at December 31, 2013.   $    4     $    --    $    4
                                          ======     =======    ======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis,

            General American Life Insurance Company and Subsidiary estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at :

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------        % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total  Total   Fair Value   Total
                       ------- ------------- ------- ------ ------ ------------- ------
                                      (In millions)                (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  771      $  --      $  24  $  795  95.1%    $  847      95.6%
65% to 75%............     15         --         --      15    1.8        14        1.6
76% to 80%............      3         --         23      26    3.1        25        2.8
Greater than 80%......     --         --         --      --     --        --         --
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  789      $  --      $  47  $  836 100.0%    $  886     100.0%
                       ======      =====      =====  ====== ======    ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  723      $  17      $  --  $  740  89.7%    $  817      90.8%
65% to 75%............     23         18         23      64    7.8        65        7.2
76% to 80%............      3         --          1       4    0.5         4        0.4
Greater than 80%......     --         --         17      17    2.0        14        1.6
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  749      $  35      $  41  $  825 100.0%    $  900     100.0%
                       ======      =====      =====  ====== ======    ======     ======

            General American Life Insurance Company and Subsidiary

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at December 31, 2013. For the year ended December 31, 2013, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $3 million and $0, respectively. The Company had one impaired commercial mortgage loan with an unpaid principal balance and recorded investment of $17 million, and a carrying value of $15 million at December 31, 2012. For the year ended December 31, 2012, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $13 million and $2 million, respectively. For the year ended December 31, 2011, the average investment on impaired agricultural mortgage loans was $3 million. Interest income on impaired mortgage loans was $0, $1 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values, loans to affiliates (see "-- Related Party Investment Transactions") and tax credit partnerships.

            General American Life Insurance Company and Subsidiary

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $18 million and $71 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012     2011
                                                                        ------ -------- --------
                                                                             (In millions)
Fixed maturity securities.............................................. $  629 $  1,189 $  1,009
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (3)      (8)     (16)
                                                                        ------ -------- --------
 Total fixed maturity securities.......................................    626    1,181      993
Equity securities......................................................      5        1       --
Derivatives............................................................    (5)      (2)      (1)
                                                                        ------ -------- --------
 Subtotal..............................................................    626    1,180      992
                                                                        ------ -------- --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --      (4)      (4)
 DAC and VOBA..........................................................   (60)     (17)      (2)
                                                                        ------ -------- --------
   Subtotal............................................................   (60)     (21)      (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................      1        3        5
Deferred income tax benefit (expense)..................................  (198)    (407)    (350)
                                                                        ------ -------- --------
Net unrealized investment gains (losses)............................... $  369 $    755 $    641
                                                                        ====== ======== ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              ------------------------
                                                                2013         2012
                                                                --------    --------
                                                                (In millions)
 Balance at January 1,....................................... $    (8)     $   (16)
 Noncredit OTTI losses and subsequent changes recognized (1).        2            1
 Securities sold with previous noncredit OTTI loss...........        2            3
 Subsequent changes in estimated fair value..................        1            4
                                                                --------    --------
 Balance at December 31,..................................... $    (3)     $    (8)
                                                                ========    ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

  The changes in net unrealized investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Balance at January 1,................................................... $  755   $  641  $  423
Fixed maturity securities on which noncredit OTTI losses have
  been recognized.......................................................      5        8     (1)
Unrealized investment gains (losses) during the year....................  (559)      180     342
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................      4       --     (1)
 DAC and VOBA...........................................................   (43)     (15)     (3)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................    (2)      (2)      --
 Deferred income tax benefit (expense)..................................    209     (57)   (119)
                                                                          ------  ------  ------
Balance at December 31,................................................. $  369   $  755  $  641
                                                                          ======  ======  ======
Change in net unrealized investment gains (losses)...................... $(386)   $  114  $  218
                                                                          ======  ======  ======

Concentrations of Credit Risk

  Investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments with an estimated fair value of $1.0 billion and $1.2 billion at December 31, 2013 and 2012, respectively.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
      Amortized cost........................................ $  597 $  536
      Estimated fair value.................................. $  617 $  582
     Cash collateral on deposit from counterparties (2)..... $  637 $  596
     Security collateral on deposit from counterparties (3). $   -- $    1
     Reinvestment portfolio -- estimated fair value......... $  634 $  591

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
 Invested assets on deposit (regulatory deposits)........... $  1,265 $  1,470
 Invested assets pledged as collateral (1)..................    1,126    1,299
                                                             -------- --------
 Total invested assets on deposit and pledged as collateral. $  2,391 $  2,769
                                                             ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see Note 6).

    See"-- Securities Lending" for securities on loan.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $254 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $83 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss). This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $106.7 billion and $100.6 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled
$2.9 billion and $2.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $11.4 billion, $6.0 billion and $3.3 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

            General American Life Insurance Company and Subsidiary

Variable Interest Entities

  The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  1,715  $  1,715   $  1,740  $  1,740
 U.S. and foreign corporate.....................       47        47         72        72
Other limited partnership interests.............      176       227        150       215
Other invested assets...........................        1        --          1        --
                                                 --------  --------   --------  --------
 Total.......................................... $  1,939  $  1,989   $  1,963  $  2,027
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million at both December 31, 2013 and 2012. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  365   $  355  $  341
     Equity securities.................................      2        1       1
     Mortgage loans....................................     46       44      38
     Policy loans......................................     94       97     105
     Real estate and real estate joint ventures........      8        9       9
     Other limited partnership interests...............     33       17      14
     Cash, cash equivalents and short-term investments.      1        1       1
     Other.............................................      1      (2)      --
                                                         ------  ------  ------
       Subtotal........................................    550      522     509
     Less: Investment expenses.........................     18       19      18
                                                         ------  ------  ------
         Net investment income......................... $  532   $  503  $  491
                                                         ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

            General American Life Insurance Company and Subsidiary

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                         2013     2012    2011
                                                                          -----   ----     -----
                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $(4)    $  --
                                                                          -----    ----    -----
       Total U.S. and foreign corporate securities......................   (3)     (4)       --
   RMBS.................................................................   (4)     (1)      (1)
   ABS..................................................................    --     (1)      (2)
                                                                          -----    ----    -----
 OTTI losses on fixed maturity securities recognized in earnings........   (7)     (6)      (3)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    25      16       10
                                                                          -----    ----    -----
        Total gains (losses) on fixed maturity securities...............    18      10        7
                                                                          -----    ----    -----
 Equity securities......................................................    --       3       45
 Mortgage loans.........................................................     4     (4)        2
 Other gains (losses)...................................................   (7)     (4)     (13)
                                                                          -----    ----    -----
        Total net investment gains (losses)............................. $  15    $  5    $  41
                                                                          =====    ====    =====

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($3) million, $17 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                              Years Ended December 31,
                                  ------------------------------------------------------------
                                   2013     2012    2011    2013  2012  2011   2013  2012 2011
                                   ------   ----    ----    ----  ----  ----  ------ ---- ----
                                  Fixed Maturity Securities Equity Securities      Total
                                  ------------------------- ----------------- ----------------
                                                   (In millions)
Proceeds......................... $1,400    $936    $759    $ 2   $ 6   $197  $1,402 $942 $956
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====
Gross investment gains........... $   29    $ 23    $ 18    $--   $ 3   $ 45  $   29 $ 26 $ 63
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Gross investment losses..........    (4)     (7)     (8)     --    --     --     (4)  (7)  (8)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Total OTTI losses:
 Credit-related..................    (4)     (2)     (3)     --    --     --     (4)  (2)  (3)
 Other (1).......................    (3)     (4)      --     --    --     --     (3)  (4)   --
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
   Total OTTI losses.............    (7)     (6)     (3)     --    --     --     (7)  (6)  (3)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
       Net investment gains
         (losses)................ $   18    $ 10    $  7    $--   $ 3   $ 45  $   18 $ 13 $ 52
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                    2013         2012
                                                                                   --------    --------
                                                                                   (In millions)
Balance, at January 1,.......................................................... $      5     $      5
Additions:
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.....................................................................        3            1
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI......................................      (1)          (1)
                                                                                   --------    --------
Balance, at December 31,........................................................ $      7     $      5
                                                                                   ========    ========

            General American Life Insurance Company and Subsidiary

Related Party Investment Transactions

  The Company has affiliated loans outstanding to a wholly-owned real estate subsidiary of MLIC, which are included in mortgage loans, with a carrying value of $87 million and $77 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $10 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020. These affiliated loans are secured by interests in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loans. Net investment income from this investment was $6 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $50 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $12 million and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

            General American Life Insurance Company and Subsidiary

 In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

            General American Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                             ----------------------------------------------------------
                                                                         2013                           2012
                                                             -----------------------------  ----------------------------
                                                                       Estimated Fair Value          Estimated Fair Value
                                                                       -------------------           -------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount  Assets   Liabilities
                           --------------------------------  --------- -------  ----------- -------- -------  -----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      28 $    --    $      -- $     21 $    --  $         1
Cash flow hedges:
  Foreign currency swaps.. Foreign currency exchange rate...        50      --            4       29      --            1
                                                             --------- -------    --------- -------- -------  -----------
    Total qualifying hedges.............................            78      --            4       50      --            2
                                                             --------- -------    --------- -------- -------  -----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     1,055      55            2      705      71            2
Interest rate futures..... Interest rate....................        --      --           --       15      --           --
Foreign currency swaps.... Foreign currency exchange rate...        88       1            9       51      --            4
Foreign currency forwards. Foreign currency exchange rate...       915       5           --      986      16           --
Credit default
 swaps -- purchased....... Credit...........................        50      --           --       54       2           --
Credit default
 swaps -- written......... Credit...........................       213       4           --      220      --           --
Equity options............ Equity market....................        15      --           --        7      --           --
                                                             --------- -------    --------- -------- -------  -----------
   Total non-designated or non-qualifying derivatives....        2,336      65           11    2,038      89            6
                                                             --------- -------    --------- -------- -------  -----------
    Total...............................................     $   2,414 $    65    $      15 $  2,088 $    89  $         8
                                                             ========= =======    ========= ======== =======  ===========

  Based on notional amounts, a substantial portion of the Company's derivatives were not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

            General American Life Insurance Company and Subsidiary

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                  2013      2012     2011
                                                --------- --------- -------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $      53 $    (19) $    57
    Embedded derivatives.......................        74      (13)    (17)
                                                --------- --------- -------
     Total net derivative gains (losses)....... $     127 $    (32) $    40
                                                ========= ========= =======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for each of the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $12 million, $12 million,and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2013:
           Interest rate derivatives..................     $     (16)
           Foreign currency exchange rate derivatives.             48
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $       36
                                                           ==========
          Year Ended December 31, 2012:
           Interest rate derivatives..................     $      (2)
           Foreign currency exchange rate derivatives.           (31)
           Credit derivatives -- purchased............            (3)
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $     (32)
                                                           ==========
          Year Ended December 31, 2011:
           Interest rate derivatives..................     $       25
           Foreign currency exchange rate derivatives.             17
           Credit derivatives -- purchased............              3
           Credit derivatives -- written..............            (2)
                                                           ----------
             Total....................................     $       43
                                                           ==========

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were not significant for the years ended December 31, 2013, 2012 and 2011. Changes in the fair value of the derivatives were $1 million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011. Changes in the fair value of the hedged items were ($1) million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($5) million and ($2) million, respectively.

  For the years ended December 31, 2013 and 2012, there were ($3) million and ($1) million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2011, the amounts of gains (losses) deferred in AOCI related to foreign currency swaps was not significant. For both of the years ended December 31, 2013, 2012 and 2011, the amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps were not significant. For both of the years ended December 31, 2013 and 2012, the amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, the amounts of deferred net gains (losses) on derivatives in AOCI that were expected to be reclassified to earnings within the next 12 months were not significant.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $213 million and $220 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $4 million and $2 million, respectively, to terminate all of these contracts.

            General American Life Insurance Company and Subsidiary

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                              December 31,
                            ---------------------------------------------------------------------------------
                                              2013                                     2012
                            ---------------------------------------- ----------------------------------------
                            Estimated      Maximum                   Estimated      Maximum
                            Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation   of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)        Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------   ---------- ---------------- ------------ ---------- ---------------- ------------
                                   (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)........  $      --        $      --           --  $      --         $      7          1.0
Credit default swaps
  referencing indices......         --               --           --         --               --           --
                             ---------        ---------               ---------         --------
 Subtotal..................         --               --           --         --                7          1.0
                             ---------        ---------               ---------         --------
Baa
Single name credit default
  swaps (corporate)........         --               20          2.5         --               20          3.5
Credit default swaps
  referencing indices......          4              193          5.0          2              193          4.5
                             ---------        ---------               ---------         --------
 Subtotal..................          4              213          4.8          2              213          4.4
                             ---------        ---------               ---------         --------
   Total...................  $       4        $     213          4.8  $       2         $    220          4.3
                             =========        =========               =========         ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-

            General American Life Insurance Company and Subsidiary off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                     December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar   --------------------- -------------------
Arrangement                                                         Assets   Liabilities Assets  Liabilities
----------------------------------------------------------------   --------- ----------- ------- -----------
                                                                                 (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $      62    $     15 $    90    $      8
 OTC-cleared (1)..................................................         4           1      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
   Total gross estimated fair value of derivatives (1)............        66          16      90           8
Amounts offset in the consolidated balance sheets.................        --          --      --          --
                                                                   ---------    -------- -------    --------
Estimated fair value of derivatives presented in the consolidated
  balance sheets (1)..............................................        66          16      90           8
Gross amounts not offset in the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................       (6)         (6)     (6)         (6)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
Cash collateral: (3)
 OTC-bilateral....................................................      (48)          --     (7)          --
 OTC-cleared......................................................       (4)          --      --          --
 Exchange-traded..................................................        --          --      --          --
Securities collateral: (4)
 OTC-bilateral....................................................       (8)         (1)    (75)         (1)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
Net amount after application of master netting agreements
  and collateral.................................................. $      --    $      9 $     2    $      1
                                                                   =========    ======== =======    ========

--------

(1)At both December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $1 million. At December 31, 2013 and 2012, derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $1 million and $0, respectively.

            General American Life Insurance Company and Subsidiary

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At
   December 31, 2013 and 2012, the Company received excess cash collateral of $3 million and $0, respectively, which is not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not provide excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $2 million and $0, respectively, for its OTC-bilateral derivatives, and $5 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

            General American Life Insurance Company and Subsidiary triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $            9       $            3     $           --                 $            3
December 31, 2012          $            2       $            1     $           --                 $            1

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                     December 31,
                                                                                  -------------------
                                                           Balance Sheet Location   2013      2012
                                                           ---------------------- --------- ---------
                                                                                     (In millions)
Net embedded derivatives within liability host contracts:
 Funds withheld on ceded reinsurance......................   Other liabilities... $      22 $      96

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             Years Ended December 31,
                                             -----------------------
                                               2013     2012   2011
                                             ---------  ----   ----
                                                 (In millions)
              Net derivative gains (losses). $      74  $(13)  $(17)

7.  Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair

            General American Life Insurance Company and Subsidiary value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            General American Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                         December 31, 2013
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $  2,455  $   99      $    2,554
 Foreign government..........................................      --      973     138           1,111
 Foreign corporate...........................................      --      997     113           1,110
 RMBS........................................................      --    1,027      82           1,109
 U.S. Treasury and agency....................................     708      328      --           1,036
 CMBS........................................................      --      382       8             390
 ABS.........................................................      --      168      48             216
 State and political subdivision.............................      --       84      --              84
                                                              ------- --------  ------      ----------
   Total fixed maturity securities...........................     708    6,414     488           7,610
                                                              ------- --------  ------      ----------
Equity securities:
 Common stock................................................      23       51      --              74
                                                              ------- --------  ------      ----------
   Total equity securities...................................      23       51      --              74
                                                              ------- --------  ------      ----------
Short-term investments.......................................      43      233      --             276
 Derivative assets: (1)
   Interest rate.............................................      --       55      --              55
   Foreign currency exchange rate............................      --        6      --               6
   Credit....................................................      --        4      --               4
                                                              ------- --------  ------      ----------
     Total derivative assets.................................      --       65      --              65
                                                              ------- --------  ------      ----------
Separate account assets (2)..................................      45      868       1             914
                                                              ------- --------  ------      ----------
     Total assets............................................ $   819 $  7,631  $  489      $    8,939
                                                              ======= ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate............................................... $    -- $      2  $   --      $        2
 Foreign currency exchange rate..............................      --       13      --              13
 Credit......................................................      --       --      --              --
                                                              ------- --------  ------      ----------
   Total derivative liabilities..............................      --       15      --              15
                                                              ------- --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      22              22
                                                              ------- --------  ------      ----------
       Total liabilities..................................... $    -- $     15  $   22      $       37
                                                              ======= ========  ======      ==========

            General American Life Insurance Company and Subsidiary

                                                                         December 31, 2012
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate..............................................  $   -- $  2,652  $  142      $    2,794
 Foreign government..........................................      --    1,118     154           1,272
 Foreign corporate...........................................      --    1,130     106           1,236
 RMBS........................................................      --      859      40             899
 U.S. Treasury and agency....................................     575      308      --             883
 CMBS........................................................      --      561      13             574
 ABS.........................................................      --      218      49             267
 State and political subdivision.............................      --       92      --              92
                                                               ------ --------  ------      ----------
   Total fixed maturity securities...........................     575    6,938     504           8,017
                                                               ------ --------  ------      ----------
Equity securities:
 Common stock................................................       9       55      --              64
                                                               ------ --------  ------      ----------
   Total equity securities...................................       9       55      --              64
                                                               ------ --------  ------      ----------
Short-term investments.......................................      36      155      --             191
 Derivative assets: (1)
   Interest rate.............................................      --       71      --              71
   Foreign currency exchange rate............................      --       16      --              16
   Credit....................................................      --        2      --               2
                                                               ------ --------  ------      ----------
     Total derivative assets.................................      --       89      --              89
                                                               ------ --------  ------      ----------
Separate account assets (2)..................................      49      936       1             986
                                                               ------ --------  ------      ----------
     Total assets............................................  $  669 $  8,173  $  505      $    9,347
                                                               ====== ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate...............................................  $   -- $      3  $   --      $        3
 Foreign currency exchange rate..............................      --        5      --               5
 Credit......................................................      --       --      --              --
                                                               ------ --------  ------      ----------
   Total derivative liabilities..............................      --        8      --               8
                                                               ------ --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      96              96
                                                               ------ --------  ------      ----------
       Total liabilities.....................................  $   -- $      8  $   96      $      104
                                                               ====== ========  ======      ==========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

            General American Life Insurance Company and Subsidiary

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets

(3)Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 2% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent

            General American Life Insurance Company and Subsidiary pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

            General American Life Insurance Company and Subsidiary

   Foreign government and state and political subdivision securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for

            General American Life Insurance Company and Subsidiary identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Common stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

            General American Life Insurance Company and Subsidiary

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

            General American Life Insurance Company and Subsidiary

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Embedded Derivatives

   Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-Investments--Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3

            General American Life Insurance Company and Subsidiary classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

            General American Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                     December 31, 2013
                                                                                                   ----------------------
                                           Valuation                       Significant                           Weighted
                                           Techniques                   Unobservable Inputs          Range      Average (1)
                                --------------------------------- -------------------------------- ----------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                        (10) -   150      27
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30  -    30      30
                                                                   Credit spreads (4)               95  -   316      97
                                                                   Offered quotes (5)              100  -   100     100
                                 Consensus pricing                 Offered quotes (5)               33  -   102      52
                                --------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                94  -   108     105
                                 Consensus pricing                 Offered quotes (5)              112  -   140     126
                                --------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)               97  -   587     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)                93  -   100      93
                                 Consensus pricing                 Offered quotes (5)               97  -    97      97
                                --------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              350  -   350     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     104
                                --------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               78  -    78      78
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     101
                                 Consensus pricing                 Offered quotes (5)               99  -   100     100
                                --------------------------------------------------------------------------------------------

                                                                                                     December 31, 2012
                                                                                                   ---------------------
                                           Valuation                       Significant                          Weighted
                                           Techniques                   Unobservable Inputs          Range     Average (1)
                                --------------------------------- -------------------------------- ---------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                         15 -   500     159
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30 -    30      30
                                                                   Credit spreads (4)               23 -   603     273
                                                                   Offered quotes (5)
                                 Consensus pricing                 Offered quotes (5)               35 -   102      77
                                -------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)
                                 Consensus pricing                 Offered quotes (5)              116 -   158     145
                                -------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              100 -   601     444
                                  cash flow
                                 Market pricing                    Quoted prices (5)                53 -    53      53
                                 Consensus pricing                 Offered quotes (5)               80 -    80      80
                                -------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)               35 -   500     163
                                  cash flow
                                 Market pricing                    Quoted prices (5)               104 -   104     104
                                -------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               71 -   102      98
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100 -   102     101
                                 Consensus pricing                 Offered quotes (5)
                                -------------------------------------------------------------------------------------------

                                                                                                     Impact of
                                                                                                    Increase in
                                                                                                     Input on
                                           Valuation                       Significant               Estimated
                                           Techniques                   Unobservable Inputs        Fair Value (2)
                                --------------------------------- -------------------------------- --------------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                          Decrease
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)           Decrease
                                                                   Credit spreads (4)                Decrease
                                                                   Offered quotes (5)                Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                 Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                ----------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are

            General American Life Insurance Company and Subsidiary less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                                       -----------------------------------------------------------------------
                                                         U.S.        Foreign       Foreign
                                                       Corporate    Government    Corporate     RMBS       CMBS        ABS
                                                       ---------    ----------    ---------     -------    -------    -------
                                                                           (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................................  $   142      $    154     $    106     $    40    $    13    $    49
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --             3            1          --         --         --
   Net investment gains (losses)......................        3            --          (3)          --         --         --
   Net derivative gains (losses)......................       --            --           --          --         --         --
  OCI.................................................       --          (24)            8           7         10         --
Purchases (3).........................................       12             7           28          36         --          8
Sales (3).............................................     (25)           (2)         (26)         (2)       (18)        (8)
Issuances (3).........................................       --            --           --          --         --         --
Settlements (3).......................................       --            --           --          --         --         --
Transfers into Level 3 (4)............................        5            --           --           1          3         --
Transfers out of Level 3 (4)..........................     (38)            --          (1)          --         --        (1)
                                                        -------      --------     --------      -------    -------    -------
Balance at December 31,...............................  $    99      $    138     $    113     $    82    $     8    $    48
                                                        =======      ========     ========      =======    =======    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income...............................  $    --      $      3     $      2     $    --    $    --    $    --
  Net investment gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --
  Net derivative gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                 Equity Securities:
                                --------------------------
                                                Non-
                                             redeemable                       Net          Separate
                                 Common      Preferred     Short-term      Embedded        Account
                                 Stock         Stock       Investments    Derivatives     Assets (6)
                                 ---------   ----------    -----------     ------------   ----------
                                                     (In millions)
Year Ended December 31, 2013:
Balance at January 1,.......... $      --    $       --    $       --     $       (96)    $       1
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)...
   Net investment income.......        --            --            --               --           --
   Net investment gains
    (losses)...................        --            --            --               --           --
   Net derivative gains
    (losses)...................        --            --            --               74           --
 OCI...........................        --            --            --               --           --
Purchases (3)..................        --            --            --               --           --
Sales (3)......................        --            --            --               --           --
Issuances (3)..................        --            --            --               --           --
Settlements (3)................        --            --            --               --           --
Transfers into Level 3 (4).....        --            --            --               --           --
Transfers out of Level 3 (4)...        --            --            --               --           --
                                 ---------    ----------   ----------      ------------   ---------
Balance at December 31,........ $      --    $       --    $       --     $       (22)    $       1
                                 =========    ==========   ==========      ============   =========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $      --    $       --    $       --     $         --    $      --
 Net investment gains (losses). $      --    $       --    $       --     $         --    $      --
 Net derivative gains (losses). $      --    $       --    $       --     $         73    $      --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2012:
Balance at January 1,.......... $    122      $    150      $     52    $    27    $    35    $    35
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             4             1         --         --         --
   Net investment gains
    (losses)...................       --            --            --         --        (1)         --
   Net derivative gains
    (losses)...................       --            --            --         --         --         --
 OCI...........................        9            --             2          4        (6)          1
Purchases (3)..................       29            --            52         10         --         19
Sales (3)......................     (14)            --           (1)       (37)        (7)        (6)
Issuances (3)..................       --            --            --         --         --         --
Settlements (3)................       --            --            --         --         --         --
Transfers into Level 3 (4).....        5            --            --         36          5         --
Transfers out of Level 3 (4)...      (8)            --            --         --       (13)         --
                                --------      --------      --------     -------    -------     -------
Balance at December 31,........ $    142      $    154      $    106    $    40    $    13    $    49
                                ========      ========      ========     =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      4      $      1    $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $     --    $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $     --    $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                           Equity Securities:
                                    -----------------------------------------
                                                    Non-
                                                 redeemable                                    Separate
                                     Common      Preferred     Short-term     Net Embedded     Account
                                     Stock         Stock       Investments    Derivatives     Assets (6)
                                     ---------   ----------    -----------    ------------    ----------
                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $      32    $      --      $      --      $      (83)      $      1
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........        --           --             --               --            --
   Net investment gains (losses)...         3           --             --               --            --
   Net derivative gains (losses)...        --           --             --             (13)            --
 OCI...............................        --           --             --               --            --
Purchases (3)......................        --           --             --               --            --
Sales (3)..........................       (4)           --             --               --            --
Issuances (3)......................        --           --             --               --            --
Settlements (3)....................        --           --             --               --            --
Transfers into Level 3 (4).........        --           --             --               --            --
Transfers out of Level 3 (4).......      (31)           --             --               --            --
                                     ---------   ---------      ---------      -----------      --------
Balance at December 31,............ $      --    $      --      $      --      $      (96)      $      1
                                     =========   =========      =========      ===========      ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $      --    $      --      $      --      $        --      $     --
 Net investment gains (losses)..... $      --    $      --      $      --      $        --      $     --
 Net derivative gains (losses)..... $      --    $      --      $      --      $      (13)      $     --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2011:
Balance at January 1,.......... $    161      $    120      $    70     $    34    $    39    $    27
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             6            1          --         --         --
   Net investment gains
    (losses)...................        1            --           --          --         --         --
   Net derivative gains
    (losses)...................       --            --           --          --         --         --
 OCI...........................        4            26          (5)         (2)          3         --
Purchases (3)..................        8            --            5          --          5         32
Sales (3)......................     (26)           (2)         (16)          --       (12)        (6)
Issuances (3)..................       --            --           --          --         --         --
Settlements (3)................       --            --           --          --         --         --
Transfers into Level 3 (4).....        9            --           --          --         --         --
Transfers out of Level 3 (4)...     (34)            --          (3)         (5)         --       (18)
                                --------      --------      -------      -------    -------     -------
Balance at December 31,........ $    122      $    150      $    52     $    27    $    35    $    35
                                ========      ========      =======      =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      6      $     1     $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $    --     $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $    --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                      Equity Securities:
                                    ----------------------------
                                                       Non-
                                                    redeemable                                 Separate
                                                    Preferred    Short-term    Net Embedded    Account
                                    Common Stock      Stock      Investments   Derivatives    Assets (6)
                                    ------------    ----------   -----------   ------------    -----------
                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,..............  $        11     $       5   $         6   $      (66)    $        23
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........           --            --            --            --             --
   Net investment gains (losses)...            4            --            --            --            (3)
   Net derivative gains (losses)...           --            --            --          (17)             --
 OCI...............................           --             1            --            --             --
Purchases (3)......................           21            --            --            --             --
Sales (3)..........................          (4)           (6)           (6)            --           (19)
Issuances (3)......................           --            --            --            --             --
Settlements (3)....................           --            --            --            --             --
Transfers into Level 3 (4).........           --            --            --            --             --
Transfers out of Level 3 (4).......           --            --            --            --             --
                                     -----------     ---------     ----------- -----------     -----------
Balance at December 31,............  $        32     $      --   $        --   $      (83)    $         1
                                     ===========     =========     =========== ===========     ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income.............  $        --     $      --   $        --   $        --    $        --
 Net investment gains (losses).....                                            $        --
                                     $        --     $      --   $        --                  $        --
 Net derivative gains (losses).....  $        --     $      --   $        --   $      (17)    $        --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

            General American Life Insurance Company and Subsidiary

 Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
 3).

                                 At December 31,               Years Ended December 31,
                              -------------------------------- ----------------------
                               2013       2012       2011       2013     2012    2011
                                ------     ------    -------   ------   ------ --------
                              Carrying Value After Measurement     Gains (Losses)
                              -------------------------------- ----------------------
                                             (In millions)
     Mortgage loans, net (1). $   --     $   15     $     5    $   --   $  (2) $     --
     Goodwill (2)............ $   --     $   --     $    --    $   --   $   -- $   (35)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)As discussed in Note 1, in 2011, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

            General American Life Insurance Company and Subsidiary

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                        December 31, 2013
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      876 $        -- $        --    $        932   $       932
Policy loans.................... $    1,757 $        -- $       118    $      1,898   $     2,016
Other invested assets........... $       50 $        -- $        56    $         --   $        56
Premiums, reinsurance and other
 receivables.................... $      279 $        -- $         5    $        288   $       293
Liabilities
PABs............................ $    2,071 $        -- $        --    $      2,172   $     2,172
Long-term debt.................. $      103 $        -- $       130    $         --   $       130
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       63 $        -- $        63    $         --   $        63

                                                        December 31, 2012
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      845 $        -- $        --    $        930   $       930
Policy loans.................... $    1,774 $        -- $       124    $      2,082   $     2,206
Other invested assets........... $       50 $        -- $        63    $         --   $        63
Premiums, reinsurance and other
 receivables.................... $      256 $        -- $        --    $        277   $       277
Liabilities
PABs............................ $    2,067 $        -- $        --    $      2,236   $     2,236
Long-term debt.................. $      102 $        -- $       138    $         --   $       138
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       57 $        -- $        57    $         --   $        57

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

            General American Life Insurance Company and Subsidiary

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amount receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts due for securities sold, classified within Level 2, are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

  The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

            General American Life Insurance Company and Subsidiary

 Other Liabilities

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8.  Long-term Debt

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.63% due January 2024. The outstanding balance of the surplus note was $103 million and $102 million at December 31, 2013 and 2012, respectively.

  Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

 Interest Expense

  Interest expense related to the Company's indebtedness, included in other expenses, was $9 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for General American was in excess of 500% for all periods presented.

            General American Life Insurance Company and Subsidiary

   General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income of General American, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri Department of Insurance.

 Dividend Restrictions

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri
Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, General American did not pay dividends to MLIC. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. Based on amounts at December 31, 2013, General American could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

            General American Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                        Unrealized                       Foreign
                                     Investment Gains     Unrealized    Currency      Defined
                                     (Losses), Net of   Gains (Losses) Translation Benefit Plans
                                    Related Offsets (1) on Derivatives Adjustments  Adjustment     Total
                                    ------------------- -------------- ----------- ------------- ----------
                                                                 (In millions)
Balance at December 31, 2010.......        $        424    $       (1) $      (10)    $      (2) $      411
OCI before reclassifications.......                 391             --          --            --        391
Income tax expense (benefit).......               (137)             --          --            --      (137)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 678            (1)        (10)           (2)        665
Amounts reclassified from
  AOCI.............................                (54)             --          --           (4)       (58)
Income tax expense (benefit).......                  18             --          --             1         19
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (36)             --          --           (3)       (39)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2011.......                 642            (1)        (10)           (5)        626
OCI before reclassifications.......                 190            (1)         (1)             3        191
Income tax expense (benefit).......                (65)             --          --           (1)       (66)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 767            (2)        (11)           (3)        751
Amounts reclassified from
  AOCI.............................                (16)             --          --           (5)       (21)
Income tax expense (benefit).......                   6             --          --             1          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (10)             --          --           (4)       (14)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2012.......                 757            (2)        (11)           (7)        737
OCI before reclassifications.......               (567)            (3)           2           (1)      (569)
Income tax expense (benefit).......                 199              1          --            --        200
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 389            (4)         (9)           (8)        368
Amounts reclassified from
  AOCI.............................                (23)             --          --             1       (22)
Income tax expense (benefit).......                   7             --          --            --          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (16)             --          --             1       (15)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2013.......        $        373    $       (4) $       (9)    $      (7) $      353
                                           ============    =========== ===========    ========== ==========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

            General American Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-------------------------------------------  -----------------------------  ------------------------------------
                                               Years Ended December 31,
                                             -----------------------------
                                               2013       2012      2011
                                             ---------  --------- ---------
                                                     (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains (losses)........................... $      17  $      13 $      51 Other net investment gains (losses)
  Net unrealized investment
   gains (losses)...........................         2          4         2 Net investment income
  Net unrealized investment
   gains (losses)...........................         6         --         2 Net derivative gains (losses)
  OTTI......................................       (2)        (1)       (1) OTTI on fixed maturity securities
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax............        23         16        54
    Income tax (expense) benefit............       (7)        (6)      (18)
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............ $      16  $      10 $      36
                                             =========  ========= =========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial
   gains (losses)........................... $       2  $      11 $      11
  Amortization of prior service
   (costs) credit...........................       (3)        (6)       (7)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, before income tax...............       (1)          5         4
    Income tax (expense) benefit............        --        (1)       (1)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, net of income tax............... $     (1)  $       4 $       3
                                             =========  ========= =========
Total reclassifications, net of income tax.. $      15  $      14 $      39
                                             =========  ========= =========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs.

            General American Life Insurance Company and Subsidiary

10. Other Expenses

  Information on other expenses was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2013     2012    2011
                                                        ------  ------  ------
                                                          (In millions)
     Compensation..................................... $    1   $    2  $    2
     Commissions......................................    158      139      50
     Capitalization of DAC............................  (142)    (124)    (57)
     Amortization of DAC and VOBA.....................     45       47      19
     Interest expense on debt and debt issuance costs.      9        9       9
     Premium taxes, licenses and fees.................      7       10       7
     Goodwill impairment (see Note 1).................     --       --      35
     Other............................................     40       58      62
                                                       ------   ------  ------
      Total other expenses............................ $  118   $  141  $  127
                                                       ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2013    2012     2011
                                                       ------   -----  ------
                                                         (In millions)
       Current:
        Federal...................................... $ (16)   $(29)   $ (27)
        Foreign......................................    101      --        2
                                                       ------   -----  ------
          Subtotal...................................     85    (29)     (25)
                                                       ------   -----  ------
       Deferred:
        Federal......................................      8      34       67
                                                       ------   -----  ------
          Provision for income tax expense (benefit). $   93   $   5   $   42
                                                       ======   =====  ======

            General American Life Insurance Company and Subsidiary

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2013     2012    2011
                                                        -----   ----     -----
                                                        (In millions)
        Tax provision at U.S. statutory rate           $  97    $  7    $  33
        Tax effect of:
         Tax-exempt income............................   (2)     (2)      (1)
         Tax credits..................................   (1)     (1)       --
         Dividend received deduction..................   (1)     (1)      (1)
         Goodwill impairment..........................    --      --       12
         Prior year tax...............................    --       2       --
         Other, net...................................    --      --      (1)
                                                        -----    ----    -----
           Provision for income tax expense (benefit). $  93    $  5    $  42
                                                        =====    ====    =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                  ---------------------------------
                                                        2013             2012
                                                  ---------------- ----------------
                                                            (In millions)
Deferred income tax assets:
 Tax credit carryforwards........................ $             65 $              1
 Policyholder liabilities and receivables........               55               82
 Employee benefits...............................               26               25
 Investments, including derivatives..............               --                5
 Other...........................................                6                5
                                                  ---------------- ----------------
   Total deferred income tax assets..............              152              118
                                                  ---------------- ----------------
Deferred income tax liabilities:
 Net unrealized investment gains.................              197              404
 DAC and VOBA....................................               65               43
 Investments, including derivatives..............               14               --
                                                  ---------------- ----------------
   Total deferred income tax liabilities.........              276              447
                                                  ---------------- ----------------
     Net deferred income tax asset (liability)... $          (124) $          (329)
                                                  ================ ================

   Tax credit carryforwards of $65 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to affiliates includes $16 million and $40 million at December 31, 2013 and 2011, respectively. The amount due from affiliates includes $11 million at December 31, 2012.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other

            General American Life Insurance Company and Subsidiary tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   Unrecognized tax benefits was $7 million at December 31, 2013, 2012 and 2011. Unrecognized tax benefits that, if recognized would impact the effective rate was $7 million at December 31, 2013, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ----------------------
                                                                            2013     2012    2011
                                                                           ------   ------- -------
                                                                               (In millions)
Interest recognized in the consolidated statements of operations.......... $    1   $    -- $    --

                                                                                      December 31,
                                                                                    ---------------
                                                                                     2013    2012
                                                                                    ------- -------
                                                                                     (In millions)
Interest included in other liabilities in the consolidated balance sheets.          $     2 $     1

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $1 million related to the separate account DRD, and neither year included a true-up of the prior year tax return.

            General American Life Insurance Company and Subsidiary

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including General American, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On January 9, 2013, the West Virginia Treasurer filed an action against the Company in West Virginia state court (West Virginia ex rel. John
 D. Perdue v. General American Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-433), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

            General American Life Insurance Company and Subsidiary

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                 -------------
                                                                  2013   2012
                                                                 ------ ------
                                                                 (In millions)
  Other Assets:
   Premium tax offset for future undiscounted assessments....... $    5 $    5
   Premium tax offsets currently available for paid assessments.      1      1
                                                                 ------ ------
                                                                 $    6 $    6
                                                                 ====== ======
  Other Liabilities:
   Insolvency assessments....................................... $    6 $    6
                                                                 ====== ======

Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $83 million and $99 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $7 million and $15 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $18 million and $2 million at December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $50 million, $40 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $2 million for each of the years ended December 31, 2013, 2012 and 2011. Revenues received from affiliates related to these agreements, recorded in other revenues, were $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company had net receivables from affiliates, related to the items discussed above, of $6 million and $8 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

            General American Life Insurance Company and Subsidiary

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 14, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2013.

3.   Statements of Operations for the year ended December 31, 2013.

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2013 and 2012.

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") and subsidiary are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2013 and 2012.

3.   Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and
     2011.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and
     2011.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.   (i)      Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (5)

     (ii)     Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.            Not Applicable.

3.   (i)      Form of Principal Underwriter's and Selling Agreement (8)

     (ii)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(14)

     (iii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(14)

     (iv)     Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(14)

     (v)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)

     (vi)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)

     (vii)    Form of Retail Sales Agreement and Schedule of Differences (2-10) (34)

     (viii)   Retail Sales Agreement and Amendments (Edward Jones) (35)

     (ix)     Selling Agreement and Amendments (UBS Financial Services Inc.) (36)


4.   (i)         Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7)

     (ii)        Enhanced Dollar Cost Averaging Rider (7)

     (iii)       Three Month Market Entry Rider (7)

     (iv)        Death Benefit Rider - (Compounded-Plus) (7)

     (v)         Death Benefit Rider - (Annual)(7)

     (vi)        Death Benefit Rider - (Annual Step-Up)(7)

     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(7)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (7)

     (x)         Terminal Illness Rider (7)

     (xi)        Individual Retirement Annuity Endorsement (7)

     (xii)       Roth Individual Retirement Annuity Endorsement (7)

     (xiii)      401 Plan Endorsement (7)

     (xiv)       Tax Sheltered Annuity Endorsement (7)

     (xv)        Unisex Annuity Rates Rider (7)

     (xvi)       Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company)(9)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(11)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(13)

     (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04)(14)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(14)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(14)

     (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(14)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(14)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(14)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix)      Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (23)

     (xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (23)

     (xxxix)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (30)

     (xl)        Form of Contract Schedule MLI-EDB (4/08)(30)

     (xli)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(30)


     (xlii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (30)

     (xliii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (34)

     (xliv)    Qualified Distribution Program Endorsement (38)

     (xlv)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (39)

     (xlvi)    401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (41)

5.   (i)       Variable Annuity Application (7)

     (ii)      Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(12)

     (iii)     Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA)(12)

     (iv)      Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04)
               APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(13)

     (v)       Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)

     (vi)      Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii)     Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii)    Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix)      Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x)       Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

     (xi)      Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (31)

     (xii)     Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (32)

     (xiii)    Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (32)

6.   (i)       Copy of Articles of Incorporation of the Company (1)

     (ii)      Copy of the Bylaws of the Company (1)

7.   (i)(a)    Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
               Company (10)

     (b)       Amendment No. 1 and Amendment No. 2 to Reinsurance Agreement (the "Agreement") between
               MetLife Investors Company (The "Cedent") and Metropolitan Life Insurance Company (the
               "Reinsurer") (as of April 1, 2001) (41)

     (c)       Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
               Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance (dated
               October 27, 2004 and effective November 30, 2004) (41)

     (ii)(a)   Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
               Reassurance Company, Ltd (as of June 26, 2001) (10)

     (b)       Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
               1, 2001 (Agreement) between MetLife Investors Insurance Company (Cedent) and Exeter Reassurance
               Company, Ltd. (Reinsurer) (41)

     (c)       Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
               Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (41)

     (d)       Amendment No. 1 through Amendment No. 13 to Automatic Reinsurance Agreement Effective as of
               April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd. (Reinsurer) (41)

     (e)       Amendment No. 14 and 15 to Automatic Reinsurance Agreement effective as of April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors Insurance Company (Cedent)
               and Exeter Reassurance Company, Ltd. (Reinsurer) (43)

     (iii)     Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
               American Life Insurance Company (as of January 1, 2003) (23)

     (iv)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and MetLife
               Insurance Company of Connecticut effective as of January 1, 2011 and Amendment Nos. 1 and 2 to this
               Agreement. (43)


     (v)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
             Reassurance Company, Ltd. effective January 1, 2012 and Amendment No. 1 to this Agreement. (43)

8.   (i)     (a) Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
             Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
             Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
             Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
             Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (32)

             (b) Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
             Inc., MetLife Investors Insurance Company and MetLife Investors Distribution Company (40)

             (c) Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
             Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company (40)

     (ii)    Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova
             Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii)   Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November
             1, 1999)(6)

     (iv)    (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin
             Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

             (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
             Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000) (32)

             (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
             Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
             Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
             Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
             2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
             Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
             Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
             Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
             Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
             Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
             Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
             Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (32)

             (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
             Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife
             Distribution Company (40)

             (e) Participation Agreement Addendum to the Participation Agreement among Franklin Templeton
             Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance
             Company and MetLife Distribution Company (effective as of May 1, 2011) (42)

             (f) Amendment to Participation Agreement among Franklin Templeton Variable Insurance Products Trust,
             Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife Distribution
             Company (effective as of January 15, 2013) (44)

     (v)     Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova
             Financial Services Life Insurance Company (1999)(6)




(vi)    (a)      Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                 Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

        (b)      Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                 Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                 Financial Services Life Insurance Company and Massachusetts Financial Service Company (January
                 28, 1999)(15)

        (c)      Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                 Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                 Financial Service Company (1998)(15)


         (d)      Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment
                  No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                  Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(15)

(vii)    (a)      Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company,
                  PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

         (b)      Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company,
                  PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                  2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance
                  Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective
                  February 12, 2001)(15)

         (c)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 1, 2000 (15)

         (d)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 18, 2011 (42)



(viii)   (a) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp.
         and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

         (b) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
         Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment
         dated November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated
         May 1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated
         April 24, 2006 to the Participation Agreement dated September 1, 1998 (32)

(ix)     (a) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation
         and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (b) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (c) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributor
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)



       (d)      First Amendment among Cova Financial Services Life Insurance Company, Variable Insurance
                Products and Fidelity Distributors Corporation effective May 7, 2001 to the Participation Agreement dated November 17, 1997 (32)

       (e)      Amendment and Assignment of Variable Insurance Products Fund I's and Variable Insurance Products
                Fund II's Participation Agreement, each dated November 17, 1997, as amended, consented by
                MetLife Investors Insurance Company as of June 19, 2007 (32)

       (f)      Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Investors
                Insurance Company (40)

(x)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(10)

       (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (September 14, 2001)(10)

       (c)      Second Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company
                (May 1, 2009) (36)

       (d)      Amendment to Participation Agreement between Met Investors Series Trust, Metlife Advisers LLC,
                MetLife Investors Distribution Company and MetLife Investors Insurance Company (April 30, 2010) (41)



(xi)    Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
        and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

(xii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
        Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(20)

(xii)   Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
        December 31, 2002) (23)

(xiv)   Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)


               (xv)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                         Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)

               (xvi)     (a) Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds
                         Insurance Series and Capital Research and Managment Company (effective 11-01-06)(27)

                         (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                         Research and Management Company and MetLife Investors Insurance Company(40)

      (xvii)   (a)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                         Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                         2007)(29)

               (b)       Amendment to Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                         MetLife Investors Distribution Company and MetLife Investors Insurance Company (effective April 30,
                         2010) (41)

9.             (i)       Opinion of Counsel (27)

               (ii)      Opinion and Consent of Counsel (General American Life Insurance Company) (25)

10.            (i)       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                         Registrant and the Guarantor (filed herewith)

               (ii)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                         (filed herewith)

11.                      Not Applicable

12.                      Agreement Governing Contribution (5)

13.            (i)(a)    Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                         Stephen M. Kessler, Lisa S. Kuklinski, Peter M. Carlson and James J. Reilly (44)

                  (b)    Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (filed herewith)

               (ii)(a)   Powers of Attorney (General American Life Insurance Company) for Peter M. Carlson, Eric T.
                         Steigerwalt, Stanley J. Talbi, Anne Belden, Paul G. Cellupica, Elizabeth M. Forget, Paul A. LaPiana,
                         Kimberly A. Berwanger and Gene L. Lunman (44)

                   (b)   Power of Attorney for Meghan S. Doscher (filed herewith)

       (1)               incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

       (2)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                         Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

       (3)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                         Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

       (4)               incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100
                         and 811-05200) filed electronically on April 30, 1998.

       (5)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                         Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

       (6)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                         Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

       (7)               incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

       (8)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                         Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

       (9)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

      (10)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

      (11)               incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective
                         Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                         2004.


      (12)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

      (13)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

      (14)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

      (15)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

      (16)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

      (17)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                          Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

      (18)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

      (19)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

      (20)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

      (21)                incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                          Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
                          13, 2006.

      (22)                incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
                          2006.

      (23)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

      (24)                incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
                          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

      (25)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

      (26)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                          Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

      (27)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on April 19, 2007.

      (28)                incorporated herein by reference to Registrant's Post-Effective Amendment No.23 to Form N-4 (File
                          Nos. 333-50540 and 811-05200) filed electronically on July 12, 2007.

      (29)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                          Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

      (30)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                          Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

      (31)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                          Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

      (32)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
                          Nos. 333-509540 and 811-05200) filed electronically on April 22, 2008.

      (33)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (Filed
                          Nos. 333-52272 and 811-08306) filed electronically on December 5, 2008.

      (34)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                          Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

      (35)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                          Nos. 333-54358 and 811-05200) filed electronically on October 9, 2009.


      (36)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                         333-160936 and 811-05200) filed electronically on November 2, 2009.

      (37)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on April 13, 2010.

      (38)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

      (39)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                         Nos. 333-51950 and 811-05200) filed electronically on April 12, 2010.

      (40)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on April 12, 2011.

      (41)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
                         Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.

      (42)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 to Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on April 24, 2012.

      (43)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                         Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.

      (44)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
                         Nos. 333-50540 and 811-05200) filed electronically on April 23, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President,
Gragg Building                          Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277

Peter M. Carlson                        Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

Kumar Das Gupta                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Stephen M. Kessler                      Director
300 Davidson Ave
Somerset, NJ 08873

Dina R. Lumerman                        Director
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

Tyla Reynolds                           Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Stewart M. Ashkenazy                    Vice President and Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

John P. Kyne III                        Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                         Vice President-Finance (principal financial officer)
One Financial Center
21st Floor
Boston, MA 02110

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Henryk Sulikowski, Jr.                  Vice President and Actuary
18210 Crane Nest Dr.
Tampa, FL 33647

Scott E. Andrews                        Vice President
4700 Westown Pkwy
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
11225 Community House Road
Charlotte, NC 28277

Gregory E. Illson                       Vice President
One Financial Center
20th Floor
Boston, MA 02110

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
One Financial Center
21st Floor
Boston, MA 02110

Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Gene L. Lunman                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                     Vice President
277 Park Avenue, 46th Floor
New York, NY 10172

Mark S. Reilly                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Staffier, Jr.                 Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2014, there were 54,901 owners of qualified contracts and 47,269 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B

       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Elizabeth M. Forget                     Director and President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Tyla L. Reynolds                        Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company      $40,534,587         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110



    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647



    (g) MetLife, One Financial Center, Boston, MA 02111



    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 16th day of April, 2014.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

By:  METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*             Director, Chairman of the Board, President
----------------------------------   and Chief Executive Officer
Eric T. Steigerwalt

/s/ Jay S. Kaduson*                  Director and Vice President
----------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*               Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                 Vice President-Finance (principal financial
----------------------------------   officer)
James J. Reilly

/s/ Susan A. Buffum*                 Director
----------------------------------
Susan A. Buffum

/s/ Peter M. Carlson*                Executive Vice President and
----------------------------------   Chief Accounting Officer
Peter M. Carlson

/s/ Kumar Das Gupta*                 Director
----------------------------------
Kumar Das Gupta

/s/ Elizabeth M. Forget*             Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Stephen M. Kessler*              Director
----------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*                Director
----------------------------------
Dina R. Lumerman

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 16, 2014

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(i) on April 23, 2013 and the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are filed herewith.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 16th day of April, 2014.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Karen A. Johnson
     ----------------------------
     Karen A. Johnson
     Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*            Chairman of the Board, President, Chief
---------------------------------   Executive Officer and a Director
Eric T. Steigerwalt

/s/ Anne Belden*                    Vice President-Finance (principal financial
---------------------------------   officer)
Anne Belden

/s/ Peter M. Carlson*               Director, Executive Vice President and
---------------------------------   Chief Accounting Officer
Peter M. Carlson

/s/ Kimberly A. Berwanger*          Director
---------------------------------
Kimberly A. Berwanger

/s/ Paul G. Cellupica*              Director
---------------------------------
Paul G. Cellupica

/s/ Meghan S. Doscher*              Director
---------------------------------
Meghan S. Doscher

/s/ Elizabeth M. Forget*            Director
---------------------------------
Elizabeth M. Forget

/s/ Paul A. LaPiana*                Director
---------------------------------
Paul A. LaPiana

/s/ Gene L. Lunman*                 Director
---------------------------------
Gene L. Lunman

/s/ Stanley J. Talbi*               Director
---------------------------------
Stanley J. Talbi

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 16, 2014

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(ii) on April 23, 2013 and the power of attorney for Meghan S. Doscher filed herewith.

                               Index to Exhibits

10.(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10.(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13.(i)(b)  Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman

13.(ii)(b) Power of Attorney for Meghan S. Doscher